 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 27, 1996

                                              REGISTRATION NOS. 2-90380/811-4001

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------
                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                          PRE-EFFECTIVE AMENDMENT NO.                        [_]

                                                                             [X]
                      POST-EFFECTIVE AMENDMENT NO. 19

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                                                             [X]
                             AMENDMENT NO. 18

                                ----------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   1 Madison Avenue, New York, New York 10010
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              (212) 578-5364
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                ----------------

                              HARRY P. KAMEN, ESQ.

       Chairman of the Board, President and Chief Executive Officer
                      Metropolitan Life Insurance Company
                                1 Madison Avenue
                            New York, New York 10010
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ----------------

                                   Copies to:
                              JOHN A. DUDLEY, ESQ.
                              Sullivan & Worcester
                         1025 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

                                ----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE:

  [_] immediately upon filing pursuant to paragraph (b) of Rule 485

  [_] on (date) pursuant to paragraph (b) of Rule 485
  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [X] on May 1, 1996 pursuant to paragraph (a)(1) of Rule 485
  [_] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485
  [_] on (date) pursuant to paragraph (a)(2) of Rule 485

  Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities. Registrant's Rule 24f-2 Notice for the year ended December 31, 1995 will be filed with the Commission on or about February 29, 1996.

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                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                                    FORM N-4
                                     UNDER
                         THE SECURITIES ACT OF 1933 AND
                       THE INVESTMENT COMPANY ACT OF 1940

                               ----------------

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

   N-4
 ITEM NO.                                           PROSPECTUS HEADING
 --------                                           ------------------
    1.    Cover Page....................   Cover Page
    2.    Definitions...................   Index of Special Terms
    3.    Synopsis......................   Tables of Expenses, Summary
    4.    Condensed Financial              Condensed Financial Information; Does
           Information..................    MetLife Advertise the Performance of
                                            the Separate Account?
    5.    General Description of
           Registrant, Depositor, and      Our Company and the Separate Account;
           Portfolio Companies..........    Your Investment Choices; What Are
                                            Your Voting Rights Regarding
                                            Portfolio Shares?
    6.    Deductions and Expenses.......   Deductions and Charges; Exemptions
                                            from Early Withdrawal Charges; Your
                                            Investment Choices; Who Sells Your
                                            Contract and Do You Pay a Commission
                                            on the Purchase of Your Contract?;
                                            Can MetLife Change The Provisions of
                                            Your Contract?
    7.    General Description of
           Variable Annuity Contract....   Summary; The Contracts Described in
                                            this Prospectus; Purchase Payments
    8.    Annuity Period................   Income Plan Options; The Variable
                                            Payout Annuities Described in this
                                            Prospectus
    9.    Death Benefit.................   Death Benefit
   10.    Purchases and Contract Values.   Purchase Payments; Determining the
                                            Value of Your Separate Account
                                            Investment; Who Sells Your Contract
                                            and Do You Pay a Commission on the
                                            Purchase of Your Contract?
   11.    Redemptions...................   Withdrawals and Transfers; Other
                                            Contract Provisions--Can We Cancel
                                            Your Contract?
   12.    Taxes.........................   Taxes
   13.    Legal Proceedings.............   Not Applicable
   14.    Table of Contents of the
           Statement of Additional         Table of Contents of the Statement of
           Information..................    Additional Information
   15.    Cover Page....................   Cover Page
   16.    Table of Contents.............   Table of Contents

   N-4
 ITEM NO.                                           PROSPECTUS HEADING
 --------                                           ------------------
   17.    General Information and
           History......................  Not Applicable
   18.    Services......................  Independent Auditors; Distribution of
                                           Certificates and Interests in the
                                           Contracts
   19.    Purchase of Securities Being
           Offered......................  Not Applicable
   20.    Underwriters..................  Distribution of Certificates and
                                           Interests in the Contracts; Early
                                           Withdrawal Charge
   21.    Calculation of Performance
           Data.........................  Performance Data
   22.    Annuity Payments..............  Variable Income Payments
   23.    Financial Statements..........  Financial Statements of the Separate
                                           Account; Financial Statements of
                                           Metropolitan Life

          Preference Plus(R) Account Prospectus

             Non-Qualified Annuities
             Individual Retirement Annuities
             Simplified Employee Pensions

          May 1, 1996


                                                 [LOGO OF METLIFE APPEARS HERE]
                                                          Retirement & Savings
                                                          Center

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                                PREFERENCE PLUS
                    GROUP AND INDIVIDUAL ANNUITY CONTRACTS

                                   ISSUED BY
                                 METROPOLITAN
                            LIFE INSURANCE COMPANY

  This Prospectus describes individual and group non-qualified annuities, individual retirement annuities and simplified employee pensions Preference Plus Contracts ("Contracts") and individual and group non-qualified annuities, individual retirement annuities and simplified employee pensions Preference Plus Income Annuities ("Income Annuities").

  Group Contracts and Income Annuities may only be purchased through your employer, or a group, association or trust of which you are a member or participant.

  You decide where your purchase payments are directed. The choices depend on what is available under your Contract or Income Annuity and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund").

  The Prospectus for the Metropolitan Fund is attached to the back of your Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE METROPOLITAN FUND, WHICH CONTAINS ADDITIONAL INFORMATION AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  The Prospectus sets forth concisely information about the Contracts and Income Annuities and Separate Account E that you should know before investing. Additional information about the Contracts and Income Annuities and Separate Account E has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference and which is available upon request without charge from Metropolitan Life Insurance Company, Retirement and Savings Center, 72 Eagle Rock Avenue, East Hanover, NJ 07936 Attention: Michelle Fox. Inquiries may be made to Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center. The table of contents of the Statement of Additional Information appears on page A-PPA-27.

  The date of this Prospectus and of the Statement of Additional Information is May 1, 1996.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
INDEX OF SPECIAL TERMS................................................. A-PPA- 3
TABLE OF EXPENSES...................................................... A-PPA- 4
SUMMARY................................................................ A-PPA- 6
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION.................. A-PPA- 7
FINANCIAL STATEMENTS................................................... A-PPA- 8
OUR COMPANY AND THE SEPARATE ACCOUNT................................... A-PPA- 9
THE CONTRACTS DESCRIBED IN THIS PROSPECTUS............................. A-PPA- 9
  YOUR INVESTMENT CHOICES.............................................. A-PPA- 9
  PURCHASE PAYMENTS.................................................... A-PPA-10
  DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT............ A-PPA-11
  WITHDRAWALS AND TRANSFERS............................................ A-PPA-12
  DEDUCTIONS AND CHARGES............................................... A-PPA-13
  EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES............................. A-PPA-14
  DEATH BENEFIT........................................................ A-PPA-15
  INCOME OPTIONS....................................................... A-PPA-15
INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS.......................... A-PPA-16
  ADMINISTRATION....................................................... A-PPA-16
  DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS.................... A-PPA-17
  TRANSFERS............................................................ A-PPA-17
  DEDUCTIONS AND CHARGES............................................... A-PPA-18
OTHER CONTRACT AND INCOME ANNUITY PROVISIONS........................... A-PPA-19
TAXES.................................................................. A-PPA-22
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........... A-PPA-27
APPENDIX............................................................... A-PPA-28
INDEX.................................................................. A-PPA-29

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METLIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METLIFE.

                                    A-PPA-2

                             INDEX OF SPECIAL TERMS

   TERMS                                                                  PAGE
   -----                                                                --------
Account Balance........................................................ A-PPA- 6
Accumulation Units..................................................... A-PPA-11
Annuity Units.......................................................... A-PPA-17
Assumed Investment Rate................................................ A-PPA-17
Contract Year.......................................................... A-PPA-13
Contracts.............................................................. A-PPA- 1
Designated Office...................................................... A-PPA-10
Early Withdrawal Charge................................................ A-PPA-14
Experience Factor...................................................... A-PPA-11
Free Corridor.......................................................... A-PPA-14
Income Annuities....................................................... A-PPA- 1
Preference Plus Contracts.............................................. A-PPA- 1
Preference Plus Income Annuities....................................... A-PPA- 1
Separate Account....................................................... A-PPA- 6
Systematic Withdrawal Income Program................................... A-PPA-12
Valuation Period....................................................... A-PPA-11

                                    A-PPA-3

       TABLE OF EXPENSES--PREFERENCE PLUS CONTRACTS AND INCOME ANNUITIES

  The following table illustrates Separate Account, Metropolitan Fund expenses for the fiscal year ending December 31, 1995:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS
 CURRENTLY OFFERED
 Sales Load Imposed on Purchases...................................    None
 Deferred Sales Load............................................... From 0% to
   (as a percentage of the purchase payment funding the withdrawal    7%(a)
    during the accumulation period)
 Exchange Fee......................................................    None
 Surrender Fee.....................................................    None
ANNUAL CONTRACT FEE................................................    None(b)
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
 General Administrative Expenses Charge............................   .50%(c)
 Mortality and Expense Risk Charge.................................   .75%(c)
 Total Separate Account Annual Expenses............................  1.25%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)

                                                    MANAGEMENT    OTHER
                                                       FEES    EXPENSES(D) TOTAL
                                                    ---------- ----------- -----
 Income Portfolio..................................    .25
 Diversified Portfolio.............................    .25
 Stock Index Portfolio.............................    .25
 Growth Portfolio..................................    .25
 Aggressive Growth Portfolio.......................    .75
 International Stock Portfolio.....................    .75

EXAMPLE

If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on    1 YEAR 3 YEARS 5 YEARS 10 YEARS
  assets:                                       ------ ------- ------- --------
   Income Division............................. $       $       $        $
   Diversified Division........................
   Stock Index Division........................
   Growth Division.............................
   Aggressive Growth Division..................
   International Stock Division................
If you annuitize at the end of the applicable
 time period or do not surrender your
 Contract(e):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division............................. $       $       $       $
   Diversified Division........................
   Stock Index Division........................
   Growth Division.............................
   Aggressive Growth Division..................
   International Stock Division................

                                    A-PPA-4

-------
(a) Under certain circumstances, the deferred sales load, termed the early withdrawal charge in this Prospectus (see "Deductions and Charges", page A-PPA-13) does not apply to 10% of the Account Balance. Under certain other circumstances, the deferred sales load does not apply at all.

(b) A one time contract fee of $350 may be imposed under certain Income Annuities. (See "Income Annuities--Deductions and Charges," page A-PPA-
    18).

(c) Although total Separate Account annual expenses will not exceed 1.25% of average account values for Contracts, the allocation of these expenses between general administrative expenses and the mortality and expense risk charges is only an estimate. (See "Deductions and Charges", page A-PPA-13.)
(d) Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Fund other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.
(e) The annuity purchased must be a life annuity or one with a noncommutable duration of at least five years to avoid the early withdrawal charge (see "Exemptions from Early Withdrawal Charges", page A-PPA-14).

  The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Metropolitan Fund. It assumes that there are no other transactions. The Example is intended for illustrative purposes only; IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. Annuity taxes are not reflected in the table. See "Deductions and Charges", page A-PPA-13, for a more detailed description of the charges and expenses imposed upon the assets in the Separate Account.




                                    A-PPA-5

 ...............................................................
SUMMARY
 ...............................................................................

THE USE OF CERTAIN TERMS IN THIS PROSPECTUS

  This Prospectus describes variable accumulation and income annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we", "us" or "our"). The term "Contracts" and "Income Annuities" also includes certificates issued under certain group arrangements. Income Annuities are described separately beginning on page A-PPA-16. "You" as used in this Prospectus means the participant or annuitant for whom money is invested in a Contract or Income Annuity.

YOUR INVESTMENT CHOICES (PAGES A-PPA 9-10).

  Each of the Contracts offers an account under which we guarantee specified interest rates for specified periods (the "Fixed Interest Account"). This Prospectus does not describe that account and will mention the Fixed Interest Account only where necessary to explain how the "Separate Account" works. Each Contract also offers a choice of investment options under which values can go up or down based upon investment performance. See "Determining the Value of Your Separate Account Investment," page A-PPA-11, for a description of accumulation units and how these values are determined based upon investment performance.

  This Prospectus describes only the investment options available through a "Separate Account" as distinct from the Fixed Interest Account.

  A SUMMARY OF THE INVESTMENT OBJECTIVES OF THE INVESTMENT CHOICES APPEARS ON PAGES A-PPA 9-10. A MORE COMPLETE DESCRIPTION OF THE INVESTMENT CHOICES IS FOUND IN THE METROPOLITAN SERIES FUND, INC. PROSPECTUS, WHICH IS LOCATED IN THE BACK OF THIS PROSPECTUS.

TAXES (PAGES A-PPA 22-25)

  A variable annuity receives special treatment under the federal income tax laws. Please refer to the pages above for information concerning how the federal tax laws affect purchase payments and withdrawals in each particular tax "market."

PURCHASE PAYMENTS; TRANSFERS (PAGES A-PPA 10-11; A-PPA 12-13)

  The Contracts allow you to make new purchase payments, to transfer money among investment options and between the Separate Account and the Fixed Interest Account, and to withdraw monies credited to you ("Account Balance"). (See "Withdrawals and Transfers," page A-PPA-12.) Restrictions and early withdrawal charges may apply to withdrawals, depending on the circumstances and your Contract. (See "Withdrawals and Transfers," page A-PPA-12, "Deductions and Charges," page A-PPA-13.)

DEDUCTIONS AND CHARGES (PAGES A-PPA 13-14)

  Your Contract is subject to various charges.

  Annual Contract Fees: There is no annual Contract fee. (There is a $20 annual Contract fee imposed on certain Fixed Interest Account balances.)

  General Administrative Expenses and Mortality and Expense Risk Charge: 1.25% on an annual basis.

  Early Withdrawal Charge: A declining charge of up to 7% on amounts for the first seven years after each purchase payment is received.

  Metropolitan Series Fund, Inc.: Management fees and other expenses.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES (PAGES A-PPA 14-15)

  A withdrawal or transfer may not result in an early withdrawal charge. Provisions are more fully described within this Prospectus. A summary appears below.

  Item 1--Transfers among investment divisions or to or from the Fixed Interest Account

  Item 2--Withdrawals that represent purchase payments made over seven years ago

  Item 3--Free Corridor

  Item 4--"Free Look"

  Item 5--Certain Income Annuities

  Item 6--Death Benefit

  Item 7--Mandated Withdrawals under Federal law

  Item 8--Transfer from other MetLife Contracts

  Item 9--Nursing Home or Terminal Illness


DEATH BENEFIT (PAGE A-PPA 15)

  Each Contract offers a death benefit that guarantees certain payments in case of your death even if account values have fallen below that amount.

INCOME ANNUITIES (PAGE A-PPA-15)

  You may use your money to obtain payments guaranteed for life or for certain other periods (an annuity). These payments may be either for specified, fixed amounts or for amounts that can go up or down based on the investment performance of a choice of investment options in the Separate Account ("variable income option"). You may purchase an Income Annuity if you did not have a Contract during the accumulation period. Your Income Annuity is subject to various charges. (See "Income Annuities--Deductions and Charges," page A-PPA-18.)

                                    A-PPA-6

             ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

  The following information has been derived from the Separate Account's full financial statements, which statements are annually audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing with the full financial statements and related notes in the Statement of Additional Information or as previously stated in earlier reports.


                                     ACCUMULATION     ACCUMULATION  NUMBER OF ACCUMULATION
                                      UNIT VALUE     UNIT VALUE END   UNITS END OF YEAR
  PREFERENCE PLUS CONTRACTS   YEAR BEGINNING OF YEAR    OF YEAR         (IN THOUSANDS)
  -------------------------   ---- ----------------- -------------- ----------------------
  Income Divi-
   sion                       1995      $13.65           $
                              1994       14.27           13.65              13,923
                              1993       12.98           14.27              14,631
                              1992       12.29           12.98               5,918
                              1991       10.60           12.29               1,210
                              1990       10.00(a)        10.60                  32
  Diversified
   Division                   1995       13.55
                              1994       14.15           13.55              40,962
                              1993       12.70           14.15              31,808
                              1992       11.75           12.70               7,375
                              1991        9.52           11.75               1,080
                              1990       10.00(a)         9.52                  44
  Stock Index
   Division                   1995       13.70
                              1994       13.71           13.70              23,458
                              1993       12.67           13.71              18,202
                              1992       11.94           12.67               8,150
                              1991        9.32           11.94               1,666
                              1990       10.00(a)         9.32                  55
  Growth Divi-
   sion                       1995       13.47
                              1994       14.10           13.47              32,563
                              1993       12.48           14.10              24,608
                              1992       11.32           12.48               9,432
                              1991        8.61           11.32               2,824
                              1990       10.00(a)         8.61                 178
  Aggressive
  Growth
  Division                    1995       17.47
                              1994       18.03           17.47              26,890
                              1993       14.89           18.03              17,094
                              1992       13.66           14.89               5,747
                              1991        8.31           13.66               1,060
                              1990       10.00(a)         8.31                  49
  International
   Stock                      1995       14.25
  Division                    1994       13.74           14.25              16,674
                              1993        9.41           13.74               6,921
                              1992       10.61            9.41                 966
                              1991       10.00(b)        10.61                  92

   In addition to the above mentioned Accumulation Units, there are cash
 reserves of $    at December   , 1995 applicable to Income Annuities
 receiving annuity payouts.


(a) Inception Date July 2, 1990
(b) Inception Date July 1, 1991

                                    A-PPA-7

                                 (CHART 1-PPA)



FINANCIAL STATEMENTS

  The financial statements for the Separate Account and MetLife are in the Statement of Additional Information and are available upon request from MetLife.


                                    A-PPA-8

 ...............................................................
OUR COMPANY AND THE SEPARATE ACCOUNT
 ...............................................................................

WHO IS METLIFE?

  We are a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. We were formed in 1868 in New York and operate as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. We have over $ billion in assets under management.

WHAT IS THE SEPARATE ACCOUNT?

  We organized the Separate Account on September 27, 1983. It is an investment account that we maintain separate from our other assets. It is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. All income, gains and losses, whether or not realized, from the Separate Account's assets are credited to or charged against the Separate Account, without regard to our other business. In other words, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. Our obligation to honor all of our promises under the Contracts and Income Annuities is not limited by the amount of assets in the Separate Account.

I. THE DEFERRED CONTRACTS DESCRIBED IN THIS PROSPECTUS
 ...............................................................................

WHAT ARE THE CONTRACTS?

  The Contracts offer you the choice of an account which pays interest guaranteed by MetLife (the Fixed Interest Account) or an account offering a range of investment choices where performance is not guaranteed. The Contracts are called "annuities" since they offer a variety of payment options, including guaranteed income for life.

  We offer many types of Preference Plus Contracts to meet your individual needs. These include contracts meeting the tax requirements under the following provisions of the Internal Revenue Code ("Code"): (1) Individual Retirement Annuities (IRAs) under (S)408(b); (2) Simplified Employee Pensions
(SEPs) under (S)408(k); (3) Tax Sheltered Annuities (TSAs) under (S)403(b);
(4) Public Employee Deferred Compensation (PEDC) under (S)457; (5) Keogh plans under (S)401; (6) Qualified Annuity Plans (403(a)) under (S)403(a); and (7) Non-Qualified Annuities under (S)72. Our Contracts may be individual or group (offered to an employer, association, trust or other group for its employees, members or participants). Group Contracts may be issued to a bank which does nothing but hold them as contractholder. Contracts are either allocated (we keep records of your Account Balance) or unallocated (we keep Account Balance records only for the plan as a whole). Some contracts have a reduced general administrative expenses and mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes three types of Contracts: IRAs; Non-Qualified and SEPs.

  The Prospectus will occasionally refer to the Fixed Interest Account. However, this Prospectus does not describe that account.

MAY THE CONTRACTS BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. If your purchase payments are made under a retirement plan, the Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan which may limit or affect the exercise of your rights under the Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income annuity types. For example, if part of your Account Balance represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. The Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Contract will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

YOUR INVESTMENT CHOICES
 ...............................................................................

WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?

  The investment choices are provided through our Separate Account. Divisions available for new investments are the Income, Diversified, Stock Index, Growth, Aggressive Growth, and International Stock Divisions. If you are covered under a group Contract, your employer, association or group may have limited the number of available divisions. Your Contract will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons.

                                    A-PPA-9

 ...............................................................

  The divisions do not invest directly in stocks, bonds or other investments. Instead they buy and sell shares of mutual fund portfolios that in turn do the investing. The portfolios are part of the Metropolitan Fund as shown on page 1. No sales or redemption charges apply to our purchase or sale through the Sepa-rate Account of these mutual fund shares. These mutual funds are available only through the purchase of annuities and life insurance policies and are never sold directly to the public. These mutual funds are "series" types of funds registered with the Securities and Exchange Commission as "diversified open-end management investment companies" under the 1940 Act. Each division invests in shares of a comparably named portfolio.

  A summary of the investment objectives of the currently available portfolios is as follows:

Income Portfolio: To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities.

Diversified Portfolio: To achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company (a subsidiary of ours).

Stock Index Portfolio: To equal the performance of the Standard & Poor's 500 composite stock price index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

Growth Portfolio: To achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

Aggressive Growth Portfolio: To achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

International Stock Portfolio: To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

  Each of the currently available Metropolitan Fund portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee equivalent to an annual rate of .25% of the average daily value of the aggregate net assets of the portfolio (except that the Aggressive Growth and International Stock Portfolios pay a fee of .75% of the average daily value of its aggregate net assets). For providing us with sub-investment management services, according to a contract between us and State Street Research & Management Company ("State Street Research"), one of our subsidiaries, we pay fees to State Street Research for the Income, Diversified, Growth and Aggressive Growth Portfolios. For providing us with sub-investment management services, according to a contract between us and GFM International Investors Limited ("GFM"), our subsidiary, we pay fees to GFM for the International Stock Portfolio. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

  The Metropolitan Fund is more fully described in its prospectus and the Statement of Additional Information that the prospectus refers to. The Metropolitan Fund's prospectus is attached at the end of this prospectus.

  The Statement of Additional Information is available upon request.

  See "The Fund and its Purpose," in the prospectus for the Metropolitan Fund for a discussion of the different separate accounts of MetLife and Metropolitan Tower Life Insurance Company that invest in the Metropolitan Fund and the risks related to that arrangement.

PURCHASE PAYMENTS
 ................................................................................

ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?

  Yes. All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to our "Designated Office". We will provide you with the address for this office. All checks should be payable to "MetLife". You can also make certain requests by telephone. In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Under certain group Contracts, your employer, or the group of which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the investment divisions and the Fixed Interest Account.

  Your first purchase payment is normally credited to you within two days of receipt at our Designated Office.

                                    A-PPA-10

 ...............................................................
However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  For IRA and Non-Qualified Contracts, your purchase payments may also be made "automatically" through procedures that we call "automatic payroll deduction" and "check-o-matic". With "automatic payroll deduction", your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic", your bank deducts monies from your bank checking account and makes the purchase payment for you.

  Purchase payments, including check-o-matic payments, are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the accumulation unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  There is no minimum purchase payment. We may reject purchase payments over $500,000. Your purchase payments may also be limited by the federal tax laws.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  You decide how a purchase payment is allocated among the Fixed Interest Account and the investment divisions of the Separate Account available to your Contract. Changes of allocation for new purchase payments will be made upon receipt of your notification to us of the changes. You may also specify a day as long as it is within 30 days after we receive the request.

ARE THERE ANY LIMITS ON SUBSEQUENT PURCHASE PAYMENTS?

  You may generally make purchase payments at any time before the date income payments begin except as limited by the tax laws.

  You may continue to make purchase payments while you receive Systematic Withdrawal Income Program payments, as described later in this Prospectus, except if purchase payments are made through "automatic payroll deduction", "check-o-matic", salary reduction or salary deduction.

  In order to comply with regulatory requirements in the state of Washington and Oregon, we may limit the ability of Washington and Oregon residents to make purchase payments after such Contract has been held for more than three years, if the Contract was issued after age 60, or after age 63, if the Contract was issued before age 61.

DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
 ...............................................................................

WHAT IS AN ACCUMULATION UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "accumulation units". When you make purchase payments or transfers into an investment division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from an investment division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units credited is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each investment division of the Separate Account.

HOW IS AN ACCUMULATION UNIT VALUE CALCULATED?

  We calculate the value of accumulation units once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an accumulation unit and the next accumulation unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which the transaction occurred. The value of accumulation units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses is positive, accumulation unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses is negative, they will go down.

   We use the term "experience factor" to describe the investment performance for an investment division.

                                   A-PPA-11

 ...............................................................

The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios. The experience factor is calculated as of the end of each Valuation Period as follows: We take the net asset value per share of the underlying portfolio, add the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtract any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a percentage that reflects investment performance. We then subtract a charge not to exceed .000034035 (an effective annual rate of 1.25%) for the Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risk we assume under the Contracts.

  To calculate an accumulation unit value we multiply the experience factor for the period since the last calculation by the last previously calculated accumulation unit value. We then add this to the prior accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was .05, the new accumulation unit value is $12.60 ($12.00 X .05 = $.60; $.60 + $12.00 = $12.60). On the
other hand, if the experience factor was -.05, the new accumulation unit value is $11.40 ($12.00 x (.05) = $(.60); $12.00 - $.60 = $11.40).

WITHDRAWALS AND TRANSFERS
 ................................................................................

CAN YOU MAKE WITHDRAWALS AND TRANSFERS?

  Yes. You may either withdraw all or part of your Account Balance from the Contract or transfer it from one investment division to another or to the Fixed Interest Account.

  Withdrawals must be at least $500 (or the Account Balance, if less). You may make an unlimited number of transfers. Your request must tell us the percentage or dollar amount to be withdrawn or transferred. If we agree, you may also submit an authorization directing us to make transfers on a continuing periodic basis from one investment division to another or to the Fixed Interest Account. We may require that you maintain a minimum Account Balance in an investment division from which you desire to make transfers upon this authorization.

WHEN WILL WE MAKE WITHDRAWALS OR TRANSFERS?

  Generally, as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased.

CAN YOU MAKE PAYMENTS DIRECTLY TO OTHER INVESTMENTS ON A TAX-FREE BASIS?

  Generally yes, if you so request, but only if all applicable requirements of the Code are met, and we receive all information necessary for us to make the payment.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make transfer requests by telephone unless prohibited by state law. If we agree and you complete the form we supply to you, you may also authorize your sales representative to make a transfer request on your behalf by telephone. Whether you have your sales representative make transfer requests or you make the transfer requests by telephone yourself, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to make transfers from both your Fixed Interest and Separate Account Balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls requesting a transfer will be recorded. You (or the sales representative) will be asked to produce your personalized data prior to our initiating any requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to the Designated Office.

CAN YOU MAKE SYSTEMATIC WITHDRAWALS?

  Yes. If we agree and, if approved in your state, for IRA and SEP Contracts, you may request us to make "automatic" withdrawals for you on a periodic basis through our Systematic Withdrawal Income Program ("SWIP"). SWIP payments are not payments made

                                    A-PPA-12

 ...............................................................
under an income option or under an income annuity, as described later in this Prospectus. You may choose to receive SWIP payments for either a specific dollar amount or a percentage of your Account Balance. You must meet certain total Account Balance minimums to initiate SWIP payments. Each SWIP payment must be at least $50. Your payment date is the date you specify, if we receive your request at least 10 days prior to the initial payment date. Otherwise, payments will commence 30 days from the date you specify. If you do not specify a payment date, payments will commence 30 days from the date we receive your request. The date of the first SWIP payment is your SWIP anniversary date. Requests to commence SWIP payments may not be made by telephone. Changes to the specified dollar amount or percentage or to alter the timing of payments may be made once a year on the SWIP anniversary date. Requests for such changes must be made at least 30 days prior to the SWIP anniversary date. You may cancel your SWIP request at any time by telephone or by writing us at the Designated Office.

FROM WHAT INVESTMENT DIVISIONS WILL WITHDRAWALS BE MADE FOR SWIP PAYMENTS?

  Each SWIP payment will be taken on a prorata basis from the Fixed Interest Account and each investment division of the Separate Account in which you then have an Account Balance. If your total Account Balance is insufficient to make a requested SWIP payment, the remaining Account Balance will be paid to you.

WILL YOU PAY AN EARLY WITHDRAWAL CHARGE (SALES LOAD) WHEN YOU RECEIVE A SWIP PAYMENT?

  For purposes of the early withdrawal charge, SWIP is characterized as a single withdrawal made in a series of payments over a twelve month period. If SWIP payments comprise the first withdrawal of the Contract Year and are within the 10% "free corridor", calculated for this purpose as 10% of the Account Balance on the SWIP anniversary date, all SWIP payments will not be subject to an early withdrawal charge. (Depending on underwriting and plan requirements, Contract Year for the first year is the three to fifteen month period the Contract is in force; thereafter, it is each subsequent twelve month period). SWIP payments in excess of the 10% free corridor and SWIP payments that comprise the second or later withdrawal of the Contract Year will be subject to an early withdrawal charge unless the payments are from other amounts to which an early withdrawal charge no longer applies. See "Deductions and Charges" immediately below.

  SWIP payments are treated as withdrawals for federal income tax purposes. All or a portion of the amounts withdrawn under SWIP will be subject to federal income tax and, if you are under age 59 1/2, tax penalties may apply. See "Taxes", pages A-PPA 22-25.

DEDUCTIONS AND CHARGES
 ................................................................................

ARE THERE ANNUAL CONTRACT CHARGES?

  There are no Separate Account annual Contract charges.

WHAT ARE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Contract purchasers and participants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay will be larger than the Account Balance. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Contracts will be greater than we estimated.

  These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See "How is an accumulation unit value calculated?" above.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.25% of the average value of the assets in each investment division. Of this charge, we estimate that .50% is for administrative expenses and .75% is for the mortality and expense risk.

  During 1995, these charges were $     for all contracts in Separate Account
E.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES AND WHEN ARE THEY PAID?

  Some jurisdictions tax what is called "annuity considerations." These may include purchase payments, account balances and death benefits. We currently do not deduct any monies from purchase payments, account balances or death benefits to pay these taxes in most jurisdictions. Our practice generally is to deduct money to pay annuity taxes only when you purchase an income annuity. In the jurisdictions of South Dakota and Washington, D.C., we may deduct money to pay annuity taxes on lump sum withdrawals or when you purchase an income annuity. We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

  A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page A-PPA-28.


                                    A-PPA-13

 ...............................................................
WHAT IS THE EARLY WITHDRAWAL CHARGE (SALES LOAD)?

  The following paragraphs describe how the early withdrawal charge is determined. The early withdrawal charge reimburses us for our costs in selling the Contracts. We may use any of our profits derived from the mortality and expense risk charge to pay for any of our costs in selling the Contracts that exceed the revenues generated by the early withdrawal charge. However, we believe that our sales expenses may exceed revenues generated by the early withdrawal charge and, in such event, we will pay such excess out of our surplus.

  To determine the early withdrawal charge for Preference Plus Contracts, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and what account or investment division the withdrawal is actually coming from. To do this, we first assume that your withdrawal is from amounts (other than earnings) that can be withdrawn without an early withdrawal charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" basis. Once we have determined the amount of the early withdrawal charge, we will actually withdraw it from each investment division in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

  For partial withdrawals from an investment division, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown below. Then we will make the payment directed, and withdraw the early withdrawal charge from that investment division.

  For a full withdrawal from an investment division we multiply the amount to which the withdrawal charge applies by the percentage shown below, keep the result as an early withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal from an investment division if your Account Balance in that investment division is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

  For the Contracts, withdrawal charges are imposed on amounts (other than earnings) for the first seven years after the purchase payment is received as shown in the table below.

                          DURING PURCHASE PAYMENT YEAR

                                                                                                  [8 &
   1          2             3             4             5             6             7            BEYOND]
  7%          6%            5%            4%            3%            2%            1%              0%


  As required by the federal securities laws, your total early withdrawal charges will never exceed 9% of all your purchase payments applied to the investment divisions to the date of the withdrawal. When no allocations or transfers are made to the Separate Account except in connection with the Equity Generator SM investment strategy, withdrawal charges will be calculated as described above, but the charge imposed will not exceed earnings.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES
 ................................................................................

CAN YOU MAKE WITHDRAWALS OR TRANSFERS WITHOUT EARLY WITHDRAWAL CHARGES?

  Yes. There are several types of withdrawals that will not result in an early withdrawal charge to you. Tax penalties may still apply and the amounts withdrawn may also be subject to federal income tax, see "Taxes", pages A-PPA 22-25. We may require proof satisfactory to us that any necessary conditions have been met.

  The following describes the situations where we do not impose an early withdrawal charge:

  1. Transfers made among the investment divisions of the Separate Account or to and from the Fixed Interest Account.

  2. Withdrawals that represent purchase payments made over seven years ago.

  3. A "free corridor" withdrawal: the free corridor is the first withdrawal of up to 10% of your Account Balance during the Contract Year.

  4. "Free Look": You may cancel your Contract within 10 days (20 days in North Dakota and Idaho) after you receive it by telling us in writing. We will then refund all of your purchase payments (however for Contracts issued to you in New York, Illinois, Minnesota and Pennsylvania we will instead pay you your Account Balance). The "Free Look" is 30 days if the Contract was issued to you in California and you are 60 years old or older. If you cancel the Contract, we will then refund your Account Balance. If you purchased your Contract by mail, you may have more time to return your Contract.

  5. You purchase an income annuity from us for life or a noncommutable period of five years or more.

  6. You die before any income payments have been made and we pay your beneficiary a death benefit.

  7. The withdrawal is required to avoid federal income tax penalties or to satisfy federal income tax rules or Department of Labor regulations that apply to the Contracts.


                                    A-PPA-14

 ...............................................................

  8. Transfer from other MetLife Contracts: (a) For transfers prior to January 1, 1996: If you "rollover" amounts from other MetLife contracts we designate, of the following two formulas, we will apply the one that is more favorable to you: (1) treat our other contract and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting your purchase payments with the time you held them under our other contract prior to the time they were "rolled over" or (2) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                          DURING PURCHASE PAYMENT YEAR

                                                                                                          [6 &
   1              2                     3                     4                     5                    BEYOND]
  5%              4%                    3%                    2%                    1%                       0

  (b) For transfers commencing on or after January 1, 1996: (1) if you "roll over" amounts from other MetLife contracts we designate and if they have been in force at least two years we will apply the one of the following two formulas that is more favorable to you: (A) the same withdrawal charge schedule that would have applied to the "rolled over" amounts had they remained in your other MetLife contracts; however, any exceptions or reductions to the basic withdrawal charge percentage that the Contract does not provide for (such as a 0% charge at the end of an interest rate guarantee period or a 3% charge at the third anniversary) will not apply; and (B) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                       DURING PURCHASE PAYMENT YEAR

                                                                                                          6 &
   1              2                     3                     4                     5                    BEYOND
  5%              4%                    3%                    2%                    1%                     0%

Purchase payment year for this purpose is measured from the date of the "roll over," not the original purchase payment date under the other MetLife contracts.

  (2) If the other MetLife contracts have been in force less than two years, we will treat the other contracts and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting under this Contract your purchase payments with the time you held under the other MetLife contracts prior to the time they were "rolled over."

  9. Nursing Home or Terminal Illness: You or your spouse is a resident in certain nursing home facilities for at least 90 consecutive days or you or your spouse has been diagnosed as terminally ill and is expected to die within twelve months.

DEATH BENEFIT
 ................................................................................

WHAT IS THE DEATH BENEFIT?

  The death benefit is the greatest of (i) your Account Balance, (ii) your highest Account Balance as of the end of the calendar year in which the 5th, 10th, 15th and so on anniversary of the start of your uninterrupted participation in the Contract occurs less any later partial withdrawals and any later annual Contract charges withdrawn from the Fixed Interest Account and
(iii) the total of all of your purchase payments less any partial withdrawals.

WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?

  The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Account Balance. If we receive proof of death without any appropriate directions, we will take no action with regard to the Account Balance until we receive appropriate directions.

  You name your beneficiary.

  The payee may take a lump sum cash payment or use the death benefit (less any applicable annuity taxes) to purchase an income annuity from the types available under your Contract.

INCOME OPTIONS
 ................................................................................

CAN METLIFE PROVIDE YOU WITH AN INCOME GUARANTEED FOR LIFE OR OFFER A WIDE CHOICE OF OTHER PERIODS?

  Yes. You may withdraw all or a portion of your Account Balance and use that money (less any annuity taxes and applicable Contract charges that must be paid) to purchase an income annuity.

  You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis. Non-life contingent annuities are available which guarantee payments for at least five years, but not more than 30 years.

  Other life annuity options are available which have a refund feature or are guaranteed for a period of time and are life contingent afterwards. The amount of the initial payment under an income annuity must be at least $50

                                    A-PPA-15

 ...............................................................
($20 in Massachusetts). You may defer receipt of income payments for up to 12 months once an income annuity has been elected.

  All provisions relating to income annuities are subject to the limitations imposed by the Code.

WHAT TYPES OF INCOME OPTIONS ARE AVAILABLE?

  Both fixed and variable income options are available. Under a fixed income option, we guarantee a specified, fixed payment, which will depend on the income option chosen, the age and sex of the annuitant and joint annuitant, if applicable, (except where unisex rates are required by law) and the amount of your total Account Balance. If a currently issued immediate annuity of the same type will provide greater income payments, the immediate annuity rates will be used.

  If you do not select an income option by the date the Contract specifies, you have not withdrawn your entire Account Balance, and your Contract was not issued under a retirement plan, you will be issued a life annuity with a ten
(10) year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a fixed income option and your Separate Account Balance will be used to provide a variable income option.

  More information concerning the variable income option, including investment choices, determining the value of variable income payments, transfers, deductions and charges, variable income option types and taxes are discussed below under "Income Annuities."

II. INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS
 ................................................................................

WHAT ARE INCOME ANNUITIES?

  Income Annuities provide you a series of payments for either a period of time or life which are based upon the investment performance of the Separate Account. The amount of the payment will fluctuate and is not guaranteed as to a specified amount. You may elect to have a portion of your income payment under the fixed income option which is guaranteed by MetLife's general account. That portion of the payment from the fixed income option will not fluctuate and is fixed. You may purchase an Income Annuity even if you did not have a Contract during the accumulation period.


  Income Annuities can be either group or individual and are offered as IRAs, SEPs, TSAs, PEDC, Keogh, 403(a) and Non-Qualified annuities. Some income annuities have a reduced general administrative expenses and mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes three types of Income Annuities: IRAs, SEPs and Non-Qualified Annuities.

MAY THE INCOME ANNUITY BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. Your Income Annuity may provide that your choice of income types is subject to the terms of your retirement plan. Your Income Annuity will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

WHAT ARE THE INVESTMENT CHOICES?

  The investment choices, provided through the Separate Account, are the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Divisions described earlier in Section I of this Prospectus under "Your Investment Choices." If you are covered under a group Income Annuity, the employer, association or group may have limited the number of available divisions. Your Income Annuity will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons. You may choose up to four investment divisions to provide the variable income payment or up to three investment divisions if a fixed income option is also selected.

ADMINISTRATION
 ................................................................................

WHAT ADMINISTRATIVE DETAILS SHOULD YOU KNOW?

  Your purchase payment and all requests concerning Income Annuities should be sent to our Designated Office. We will provide you with the address for this office. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have the purchase payment for the Income Annuity credited to you, we must receive your payment and complete documentation. We will provide the appropriate forms. Under group Income Annuities, your employer or the group of which you are an annuitant or member must also identify you to us on their reports and tell us how the purchase payment should be allocated among the investment divisions of the Separate Account and the fixed income option.

  Your purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the purchase payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the

                                    A-PPA-16

 ...............................................................
reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the annuity unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the payment will be effective the next day the annuity unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  Your purchase payment must be large enough to produce an initial income payment of at least $50 ($20 in Massachusetts).

HOW IS THE PURCHASE PAYMENT ALLOCATED?

  You decide how the purchase payment is allocated among the fixed income option and the investment divisions of the Separate Account available to your Income Annuity.

DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS
 ...............................................................................

WHAT IS AN ANNUITY UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "annuity units." These annuity unit values are similar to "accumulation units" described earlier in Section I of this Prospectus except that we deduct the contract fee (which may be waived) and applicable annuity taxes from the purchase payment before we determine the number of annuity units in each investment division chosen.

HOW IS AN ANNUITY UNIT VALUE CALCULATED?

  We calculate the value of an annuity unit once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an annuity unit and the next annuity unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The value of annuity units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses and the deduction for the assumed investment rate ("AIR"), discussed later in this Prospectus, is positive, annuity unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses and the deduction for the AIR is negative, they will go down.

  We use the same "experience factor" as that derived for the calculation of accumulation units previously described in Section I of this Prospectus.

  To calculate an annuity unit value we first multiply the experience factor for the period by 0.99989255 (an effective annual rate of 4%) for the AIR for most Income Annuities. (The AIR may be in the range of 3% to 6%, as defined in your Income Annuity and the laws in your state.) The resulting number is then multiplied by the last previously calculated annuity unit value to produce the new annuity unit value.

HOW IS A VARIABLE INCOME PAYMENT DETERMINED AND WHAT IS THE AIR?

  Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Separate Account is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Separate Account exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Separate Account.

WHEN ARE VARIABLE INCOME PAYMENTS DETERMINED AND HOW OFTEN WILL THEY CHANGE?

  Variable income payments are determined as of the 10th day prior to the date each variable income payment is to be paid or the issue date, if later. Each variable income payment may vary from a prior payment, depending, as discussed above, upon the investment performance of the Separate Account, AIR and Separate Account charges.

TRANSFERS
 ...............................................................................

CAN YOU MAKE TRANSFERS?

  You may make transfers from one investment division to another or from an investment division to a

                                   A-PPA-17

 ...............................................................
fixed income option as long as the total number of investment divisions under your Income Annuity is no greater than four (or three investment divisions if a fixed income option is chosen). You may make an unlimited number of transfers. Your request must tell us the percentage to be transferred. You may not make a transfer from the fixed income option to an investment division.

WHEN WILL WE MAKE TRANSFERS?

  Generally, we will make a transfer as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and continue to make payments to a joint annuitant or your beneficiary under a guarantee or pay your beneficiary a refund, if you have chosen one of these income types.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make a transfer request by telephone. If we agree, you may also authorize your sales representative to make a request on your behalf by telephone. All telephone transfers are subject to the same procedures and limitations of liability as described earlier in Section I of this Prospectus.

DEDUCTIONS AND CHARGES
 ...............................................................................

WHAT IS THE CONTRACT FEE?

  There is a one time $350 total contract fee which is allocated proportionally between the fixed income option and the investment divisions you have chosen. The fee is taken from your purchase payment prior to crediting annuity units. This charge covers our administrative costs which include preparation of the Income Annuities, review of applications and recordkeeping. If you purchase an Income Annuity as the variable income option under your Contract and you purchased the Contract at least two years earlier, the contract fee will be waived.

WHAT ARE THE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that annuitants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Income Annuity will be greater than we estimated.

  These charges do not reduce the number of annuity units credited to you. These charges are calculated and paid every time we calculate the value of annuity units. (See "How is an annuity unit value calculated?" above.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.25% of the average value of the assets in each investment division. Of this charge, we estimate that .50% is for administrative expenses and .75% is for the mortality and expense risk.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES?

  Yes. Some jurisdictions tax what is called "annuity considerations". We deduct money to pay annuity taxes when you make the purchase payment. A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page A-PPA-28.

WHAT VARIABLE INCOME TYPES ARE AVAILABLE?

  Three persons or entities figure in the description below: the owner of the Income Annuity, the annuitant--the person whose life is the measure for determining the amount of income payments--and the beneficiary, the person or entity who ultimately may receive a benefit under the Income Annuity.

  Your Lifetime Annuity--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death.

  Your Lifetime with a Guaranteed Period Annuity--An income payable during the annuitant's life. If, at the death of the annuitant, payments have been made for less than the guaranteed period, payments are made to the owner of the annuity for the rest of the guaranteed period. If, at the death of the owner, payments have been made for less than the guaranteed period, payments are made to the beneficiary for the rest of the guaranteed period.

  Your Lifetime With Refund Annuity--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death. At the annuitant's death the owner of the annuity receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that were paid prior to death. If the owner has predeceased the beneficiary, at the owner's death, the beneficiary receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that were paid prior to death.

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  Our Lifetime Annuity--An income payable during the joint lives of the primary annuitant and a named second person and thereafter during the life of the secondary annuitant. The income payable to the secondary annuitant may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the secondary annuitant is selected when the income type is selected. Income payments that may be reduced upon the primary annuitant's death is a joint and survivor annuity. Income payments that may be reduced upon either the primary annuitant's or the secondary annuitant's death is a joint and contingent survivor annuity.

  Our Lifetime with a Guaranteed Period Annuity--An income payable during the joint lives of the primary annuitant and a named second person and thereafter during the life of the secondary annuitant. If, at the death of the secondary annuitant, payments have been made for less than the guaranteed period, payments are made to the owner of the annuity for the rest of the guaranteed period.

  If, at the death of the owner, payments have been made for less than the guaranteed period, payments are made to a beneficiary for the rest of the guaranteed period. The income payable to the secondary annuitant may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the secondary annuitant is selected when the income type is selected. Income payments that may be reduced upon the primary annuitant's death is a joint and survivor annuity. Income payments that may be reduced upon either the primary annuitant's or the secondary annuitant's death is a joint and contingent survivor annuity.

  Our Lifetime with a Refund Annuity--An income payable during the joint lives of the primary annuitant and a named second person and thereafter during the life of the secondary annuitant. Payments cease with the last one due before the secondary annuitant's death. At the secondary annuitant's death the owner of the annuity receives a benefit, if any, equal to the amount applied under this arrangement (purchase payment) less any variable income payments that were paid prior to death.

  If the owner has predeceased the beneficiary, at the owner's death, the beneficiary receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that are paid prior to death. The income payable to the secondary annuitant may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the secondary annuitant is selected when the income type is selected. Income payments that may be reduced upon the primary annuitant's death is a joint and survivor annuity. Income payments that may be reduced upon either the primary annuitant's or the secondary annuitant's death is a joint and contingent survivor annuity.

  Income for a Guaranteed Period--An income payable for a guaranteed period (5-30 years). Payments cease with the end of the guarantee period. If the annuitant dies prior to the end of the guarantee period, payments are made to the owner of the annuity for the rest of the guaranteed period. If the owner dies prior to the end of the guarantee, payments are made to the beneficiary for the rest of the guaranteed period.

IS THERE A FREE LOOK?

  Yes. There is a "Free Look" when you purchase an Income Annuity. (There is no "Free Look" when an Income Annuity is the variable income option under a Contract.) You may cancel your Income Annuity within 10 days (20 days in North Dakota and Idaho) after you receive it by telling us in writing. We will then refund your purchase payment (however, for Income Annuities issued to you in Illinois, Minnesota and Pennsylvania we will instead pay you the value of your annuity units.) The "Free Look" is 30 days if the Income Annuity was issued to you in California and you are 60 years old or older. If you cancel the Income Annuity, we will then refund the value of your annuity units. If you purchased your Income Annuity by mail, you may have more time to return your Income Annuity.

III. OTHER DEFERRED CONTRACT AND INCOME ANNUITY PROVISIONS
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CAN WE CANCEL YOUR CONTRACT OR INCOME ANNUITY?

  We may not cancel your Income Annuity.

  We may cancel your Contract. If we do so for a Contract delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

  We will only cancel your Contract if we do not receive any purchase payments for you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law.


                                   A-PPA-19

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ARE THERE SPECIAL PROVISIONS THAT APPLY IF YOU ARE A PARTICIPANT IN A PLAN SUBJECT TO ERISA?

  Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract or Income Annuity may be subject to your spouse's rights as described below.

  Generally, the spouse must give qualified consent whenever you elect to:

    a. choose income payments other than on a qualified joint and survivor basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    b. make certain withdrawals under plans for which a qualified consent is required;

    c. name someone other than the spouse as your beneficiary;

    d. use your accrued benefit as security for a loan.

  Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing which acknowledges the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

  If your benefit is worth $3,500 or less, spousal qualified consent may not be required.

WHEN ARE YOUR REQUESTS EFFECTIVE?

  In general, your requests are effective when we receive them at our Designated Office unless otherwise provided by this Prospectus.

WILL WE CONFIRM YOUR TRANSACTIONS?

  Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as "check-o-matic", SWIP payments and pre-authorized systematic purchase payments which are transfers from the Fixed Interest Account, may be confirmed quarterly.

CAN METLIFE CHANGE THE PROVISIONS OF YOUR CONTRACT OR INCOME ANNUITY?

  Yes. We have the right to make certain changes to your Contract or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of all participants or would be appropriate in carrying out the purposes of the Contract or Income Annuity. If the law requires, we will also get your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:

  1. To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.

  2. To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.

  3. To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

  4. To substitute for the portfolio shares in any investment division, the shares of another class of the Metropolitan Fund or the shares of another investment company or any other investment permitted by law.

  5. To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Contracts or Income Annuities.

  6. To make any necessary technical changes in the Contracts or Income Annuities in order to conform with any of the above-described actions.

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  If any changes result in a material change in the underlying investments of an investment division in which you have an amount allocated, we will notify you of the change. You may then make a new choice of investment divisions. For Contracts issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before any technical changes are made.

WHAT ARE YOUR VOTING RIGHTS REGARDING PORTFOLIO SHARES?

  In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to the Contract or Income Annuity) at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

  Accordingly, you have voting interests under the Contracts or Income Annuities. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares concerning which you have the right to give instructions will be determined as of the record date for the meeting.

  Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Contracts and Income Annuities) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

  You will be entitled to give instructions regarding the votes attributable to your Contract or Income Annuity in your sole discretion.

  You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

CAN YOUR VOTING INSTRUCTIONS BE DISREGARDED?

  Yes. MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's board of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

  In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

WHO SELLS YOUR CONTRACT OR INCOME ANNUITY AND DO YOU PAY A COMMISSION ON THE PURCHASE OF YOUR CONTRACT OR INCOME ANNUITY?

  All Contracts and Income Annuities, certificates and interests in the Contracts and Income Annuities are sold through individuals who are our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934, and we are a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail.

  The licensed agents and broker-dealers who sell Contracts and Income Annuities and certificates and interests in the Contracts and Income Annuities may be compensated for such sales by commissions which we pay. There is no front-end sale load deducted from purchase payments to pay sales commissions. The Separate Account also does not pay sales commissions. The commissions we pay range from 0% to 6% depending on the age of the participant or annuitant.

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DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?

  Yes. From time to time we advertise the performance of various Separate Account investment divisions. This performance will be stated in terms of either "yield", "change in accumulation unit value," "change in annuity unit value" or "average annual total return" or some combination of the foregoing. Yield, change in accumulation unit value, change in annuity unit value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The "yield" figures quoted in advertisements will refer to the net income generated by an investment in a particular investment division for a thirty day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. "Change in accumulation unit value" or "change in annuity unit value" refers to the comparison between values of accumulation or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage. Change in accumulation unit value or change in annuity unit value may also be expressed as an annualized figure. In addition, change in accumulation unit value or change in annuity unit value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield and change in accumulation unit value figures do not reflect the possible imposition of an early withdrawal charge of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. "Average annual total return" differs from the change in accumulation unit value and change in annuity unit value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various Contracts and Income Annuities as a result of different Separate Account charges and early withdrawal charges. Performance may be calculated based upon historical performance of the Fund and may assume that certain contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

  Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Index, Lehman Brothers Aggregate Index and The Morgan Stanley Capital International, Europe, Australia, Far East (EAFE) Index.


  Performance may be shown for two investment strategies that are made available under certain Contracts. The first is the "Equity Generator". Under the "Equity Generator," at the end of a specified period (i.e., monthly, quarterly), an amount equal to the interest earned during the period in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "Equalizer" SM. Under this strategy, at the end of a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division or the Aggressive Growth Division to the Fixed Interest Account or from the FIxed Interest Account to the Stock Index Division or Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return", "Aggressive Equity Generator Return", "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using any other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

IV. TAXES
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GENERAL

  Tax laws are complex, and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant penalties. For details or for advice on how
                                   A-PPA-22

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the law applies to your individual circumstances consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

  In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Contracts and Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?

  All contributions under the Contracts, other than contributions under Non-Qualified Contracts and non-deductible contributions under IRA Contracts and certain other qualified Contracts, will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Because of this, federal income taxes are payable on the full amount of money you withdraw as well as on income earned under the Contract.

  Non-Qualified Contracts are issued on an "after-tax basis" so that making purchase payments does not reduce the taxes you pay. Income earned under the Contracts is normally not taxed until withdrawn, if you, as the owner, are an individual. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed.

  The IRA Contracts accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.

  All taxable distributions from the Contracts will be subject to federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment.

  Each type of Contract is subject to various tax limitations. Typically, except for the Non-Qualified Contracts, the maximum amount of purchase payment is limited under federal tax law and there are limitations on how long money can be left under the Contracts before withdrawals must begin. A 10% tax penalty applies to certain taxable withdrawals from the Contract (or in some cases from the plan or arrangement that purchased the Contract) before you are age 59 1/2. If a combination of certain payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement arrangements, SEPs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($155,000 for 1996), an additional penalty tax of 15% in addition to ordinary income taxes is imposed on the excess. The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules on a Contract-by-Contract basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  IRA CONTRACTS. Annual contributions to all IRAs may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed below. Generally, no contributions are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.

  Annual contributions are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. If you or your spouse was an "active participant" in another retirement plan, annual contributions are fully deductible if your adjusted gross income is $25,000 or less ($40,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), not deductible if your adjusted gross income is over $35,000 ($50,000 for married couples filing jointly, $10,000 for a married person filing separately) and partially deductible if your adjusted gross income falls between these amounts. If you file a joint return and have a non-working spouse or elect to treat your spouse as having no compensation and your spouse is under age 70 1/2, you may make annual IRA contributions of up to $2,250 (but not above your "compensation") to two IRAs, one in your name and one in your spouse's. Neither can exceed $2,000.

  Withdrawals (other than tax-free transfers or "rollovers" to other individual retirement arrangements) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to

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your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary. If you are under age 59 1/2 and are receiving SWIP payments that you intend to qualify as a series of substantially equal periodic payments under (S)72(t) or (S)72(q) of the Code and thus not subject to the 10% tax penalty, any modifications to your SWIP payments before age 59 1/2 or five years after beginning SWIP payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any SWIP payments or make any modifications to your SWIP payments.

  If you made both deductible and non-deductible contributions, a partial withdrawal will be treated as a pro rata withdrawal of both, based on all of your IRAs (not just the IRA Contracts). The portion of the withdrawal attributable to non-deductible contributions (but not the earnings on them) is a nontaxable return of principal, and the 10% tax penalty does not apply. You must keep track of which contributions were deductible and which weren't, and make annual reports to the IRS if non-deductible contributions were made.

  Withdrawals may be transferred to another IRA without federal tax consequences if Code requirements are met. Your Contract is not forfeitable and you may not transfer it.

  Your entire interest in the Contract must be withdrawn or begun to be with-drawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Complex rules apply to the timing and cal-culation of these withdrawals. Other complex rules apply to how rapidly with-drawals must be made after your death. Generally, if you die before the re-quired withdrawals have begun, we must make payment of your entire interest within five years of the year in which you died or begin payments under an in-come annuity allowed by the Code to your beneficiary over his or her lifetime or over a period not beyond your beneficiary's life expectancy starting by the December 31 of the year following the year in which you die. If your spouse is your beneficiary, and, if your Contract permits, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expec-tancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If your beneficiary is your spouse, he or she may elect to continue the Contract as his or her own IRA Contract after your death. If you die after the required withdrawal has begun, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death. The IRS allows you to aggregate the amount required to be withdrawn from each individual retirement arrangement you own and to withdraw this amount in total from any one or more of the individual retire-ment arrangements you own.

  SEP CONTRACTS. Partners and sole proprietors may make purchase payments under SEPs for themselves and their employees, and corporations may make purchase payments under SEPs for their employees. Complex rules apply to which employees or other persons must be allowed to participate, and what contributions may be made for each of them. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made (under these SEP rules), your SEP generally operates as if it were an IRA purchased by you under the IRA rules discussed above.

  NON-QUALIFIED CONTRACTS. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Contracts is generally deferred until it is withdrawn only if you, as owner of the Contract, are an individual (or are treated as a natural person under certain other circumstances specified by the Code). The following discussion assumes that this is the case.

  Any withdrawal is generally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus a nontaxable return of principal) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

  Withdrawals (other than tax-free exchanges to other Non-Qualified contracts) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually)

                                   A-PPA-24

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over the life or life expectancy of you or you and another person named by you as your beneficiary.

  Your Non-Qualified Contract may be exchanged for another non-qualified contract without incurring federal income taxes if Code requirements are met. Under the Code, withdrawals need not be made by a particular age. However, It is possible that the Internal Revenue Service may determine that the Contract must be surrendered or income payments must commence by a certain age, e.g., 85 or older. If you die before payment under an income annuity begins, we must make payment of your entire interest in the Contract within five years of your death or begin payments under an income annuity allowed by the Code to your beneficiary within one year. If your spouse is your beneficiary or a co-owner of the Non-Qualified Contract, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

  The tax law treats all non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. This may result in more income being taxed to you on withdrawals from the Contract than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR INCOME ANNUITY?

  All purchase payments under the Income Annuities, other than purchase pay-ments under Non-Qualified Income Annuities and purchase payments consisting of non-deductible contributions under IRA Income Annuities, will be on a "before-tax" basis. This means that the purchase payment was either a reduction from income, entitled you to a tax deduction or was not subject to current income tax. Because of this, federal income taxes are payable on the full amount of money paid as income payments under the Income Annuity.

  The Non-Qualified Income Annuities are issued on an "after-tax basis" so that making a purchase payment does not reduce the taxes you pay. That portion of any income payment that represents income is taxed when you receive it, but that portion that represents the purchase payment is a nontaxable return of principal.

  The IRA Income Annuities accept both purchase payments that have entitled you as the owner to a current tax deduction or to a reduction in taxable income and those that do not. Taxation of income payments depends on whether or not you as the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.

  All taxable income payments will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment.

  Income payments that are allowed before you are age 59 1/2 are generally subject to an additional 10% tax penalty on the taxable portion of the income payment. This penalty does not apply to income payments (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary where such payments begin after separation from service; or (4) under a Non-Qualified Income Annuity purchased with a single purchase payment which provides for substantially equal payments (to be made not less frequently than annually) commencing no later than one year from the purchase date. There is a possibility that if you make transfers as described earlier in this Prospectus before age 59 1/2 or within five years of the purchase of the Income Annuity, the exercise of the transfer provision may cause the retroactive imposition of this tax.

  If a combination of certain income payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement arrangements, SEPs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($155,000 for 1996), a penalty tax of 15% in addition to ordinary income taxes is imposed on the excess. The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules, but we will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  Distributions of your entire interest under the IRA and SEP Income Annuities generally must be made beginning no later than the April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to payments which should have been made but were not. Complex rules apply to the timing and calculation of these income payments. Other complex rules apply to how rapidly income payments

                                    A-PPA-25

 ...............................................................

must be made after your death. If you die before income payments begin under a Income Annuity, the Code generally requires that your entire interest be paid within five years of the year in which you died. If you die before income payments begin, we will pay your entire interest under the Contract in a lump sum to your beneficiary after we receive proof of your death. If you die after income payments begin, payments must continue to be made in accordance with the income type selected. The Code requires that payments of your remaining interest in the Contract be made at least as rapidly as under the method of distribution that was used at the time of your death.

  NON-QUALIFIED INCOME ANNUITIES. The following discussion assumes that you are an individual (or are treated as a natural person under certain other cir-cumstances specified in the Code).

  Income payments are subject to an "exclusion ratio" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment, all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

  If you die before income payments begin, the Code generally provides that we must make payment of your entire interest in the Income Annuity within five years of the date of your death. If you die before income payments begin under your Income Annuity, we will pay your entire interest under your Income Annuity in a lump sum to your beneficiary after we receive proof of your death. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution before your death in accordance with the income type selected.

  The tax law treats two or more non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. It is unclear whether this rule adversely affects the tax treatment of income payments received under a contract which was issued during the same calendar year in which you purchased another annuity contract from the same company (or its affiliates) under which you are not yet receiving income payments.

                                   A-PPA-26

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
Cover Page................................................................    1
Table of Contents.........................................................    1
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................
Financial Statements of MetLife...........................................


                                    A-PPA-27

                                   APPENDIX

                               ANNUITY TAX TABLE

The following is a current list of jurisdictions in which annuity taxes apply in respect of the Contracts and Income Annuities and the applicable annuity tax rates:

                                       IRA AND SEP                                  NON-QUALIFIED
                         TSA CONTRACTS  CONTRACTS   KEOGH AND 403(A) PEDC CONTRACTS CONTRACTS AND
                          AND INCOME    AND INCOME   CONTRACTS AND     AND INCOME      INCOME
                           ANNUITIES   ANNUITIES(1) INCOME ANNUITIES  ANNUITIES(2)    ANNUITIES
                         ------------- ------------ ---------------- -------------- -------------
California..............      0.5%          0.5%(3)        0.5%           2.35%         2.35%
District of Columbia....     2.25%         2.25%          2.25%           2.25%         2.25%
Kansas..................      --            --             --              --            2.0%
Kentucky................      2.0%          2.0%           2.0%            2.0%          2.0%
Maine...................      --            --             --              --            2.0%
Nevada..................      --            --             --              --            3.5%
Puerto Rico.............      1.0%          1.0%           1.0%            1.0%          1.0%
South Dakota............      --            --             --              --           1.25%
U.S. Virgin Islands.....      5.0%          5.0%           5.0%            5.0%          5.0%
West Virginia...........      1.0%          1.0%           1.0%            1.0%          1.0%
Wyoming.................      --            --             --              --            1.0%

-------
(1) Annuity tax rates applicable to IRA Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column headed "IRA and SEP Contracts and Income Annuities."
(2) Annuity tax rates applicable to Contracts and Income Annuities purchased under retirement plans of public employers meeting the requirements of
    Section 401(a) of the Code are included under the column headed "Keogh Contracts and Income Annuities."

(3) With respect to Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

                                   A-PPA-28

INDEX

                                                                                                     A-PPA
ACCOUNT BALANCE..........................................................................................
ACCUMULATION UNIT VALUES.................................................................................
  Calculation............................................................................................
ANNUAL CONTRACT FEE......................................................................................
ANNUITY TAXES ...........................................................................................
ANNUITY UNITS............................................................................................
ASSUMED INVESTMENT RATE..................................................................................
AUTOMATIC PAYROLL DEDUCTION..............................................................................
AVERAGE ANNUAL TOTAL RETURN..............................................................................
CANCELLATION.............................................................................................
CHANGE IN ACCUMULATION UNIT VALUE........................................................................
CHANGE IN ANNUITY UNIT VALUE.............................................................................
CHECK-O-MATIC............................................................................................
COMMISSION...............................................................................................
CONFIRMATION.............................................................................................
CONTRACTS................................................................................................
CONTRACT YEAR............................................................................................
DEATH BENEFIT............................................................................................
DESIGNATED OFFICE........................................................................................
EARLY WITHDRAWAL CHARGE (DEFERRED SALES LOAD)............................................................
EQUALIZER SM ............................................................................................
EQUITY GENERATOR SM .....................................................................................
ERISA....................................................................................................

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES.......................................
  Certain Purchase Payments....................................................
  Death........................................................................
  Federal Taxes................................................................
  Free Corridor................................................................
  Free Look....................................................................
  Income Annuity...............................................................
  Transfers....................................................................
  Transfers from other MetLife Contracts.......................................
  Nursing Home or Terminal Illness.............................................
EXPERIENCE FACTOR..............................................................
FIXED INCOME OPTION............................................................
FREE CORRIDOR..................................................................
FREE LOOK......................................................................
GENERAL ADMINISTRATIVE EXPENSES CHARGE.........................................
INCOME ANNUITIES...............................................................
  Administration...............................................................
  Annuity Unit Value...........................................................
  Annuity Taxes................................................................
  Assumed Investment Rate......................................................
  Contract Fee.................................................................
  Free Look....................................................................
  General Administrative Expenses Charge.......................................
  Income Types.................................................................
  Investment Choices...........................................................
  Mortality and Expense Risk Charge............................................
  Our Lifetime Annuity.........................................................
  Our Lifetime with a Guaranteed Period Annuity................................
  Our Lifetime with Refund Annuity.............................................
  Your Lifetime Annuity........................................................

                                    A-PPA-29

                                                                          A-PPA
  Your Lifetime with a Guaranteed Period Annuity...............................
  Your Lifetime with Refund Annuity............................................
  Income for a Guaranteed Period...............................................
  Purchase Payment.............................................................
  Transfers....................................................................
INCOME OPTIONS.................................................................
  Fixed Income Option..........................................................
  Variable Income Option.......................................................
INDIVIDUAL RETIREMENT ANNUITY CONTRACTS........................................
INVESTMENT CHOICES.............................................................
  Aggressive Growth Portfolio..................................................
  Diversified Portfolio........................................................
  Growth Portfolio.............................................................
  Income Portfolio.............................................................
  International Stock Portfolio................................................
  Stock Index Portfolio........................................................
MANAGEMENT FEES................................................................
MORTALITY AND EXPENSE RISK CHARGE..............................................
NON-QUALIFIED CONTRACT.........................................................
NURSING HOME OR TERMINAL ILLNESS...............................................
PERFORMANCE....................................................................
PURCHASE PAYMENTS (CONTRIBUTIONS)..............................................
REBALANCER SM..................................................................
SALES LOAD.....................................................................
SALES REPRESENTATIVES..........................................................
SEPARATE ACCOUNT...............................................................
SIMPLIFIED EMPLOYEE PENSION CONTRACT...........................................
SUMMARY........................................................................
SYSTEMATIC WITHDRAWAL INCOME PROGRAM...........................................
TAXES..........................................................................
  General--all markets.........................................................
  IRA Contracts................................................................
  Non-Qualified Contracts......................................................
  SEP Contracts................................................................
TELEPHONE REQUESTS.............................................................
TOTAL OPERATING EXPENSES.......................................................
TRANSFERS......................................................................
VALUATION PERIOD...............................................................
VOTING RIGHTS..................................................................
WITHDRAWALS....................................................................
YIELD..........................................................................

                                    A-PPA-30

        REQUEST FOR A STATEMENT OF ADDITIONAL
            INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E,
    Metropolitan Series Fund, Inc.

[_] I have changed my address. My CURRENT address is:

                                      Name:
------------------------------             ---------------------------------
    (Contract Number)              Address:
                                           ---------------------------------

------------------------------             ---------------------------------
       (Signature)                                                       zip



 METROPOLITAN LIFE INSURANCE COMPANY
 ATTN: MICHELLE FOX
 RETIREMENT AND SAVINGS CENTER
 72 EAGLE ROCK AVENUE
 EAST HANOVER, NJ 07936

--------------------------------------------------------------------------------
                                                               Bulk
[LOGO OF METLIFE APPEARS HERE]                                 Rate
                                                               U.S.
                                                             Postage
                                                               Paid
                                                             Rutland,
                                                                VT
 Metropolitan Life Insurance Company                          Permit
 501 US Highway 22                                             220
 Bridgewater, NJ 08807-2438

 ADDRESS CORRECTION REQUESTED

 FORWARDING AND RETURN
 POSTAGE GUARANTEED

          Preference Plus(R) Account Prospectus

             Tax Sheltered Annuities
             Qualified Annuity Plans under Section 403(a) of the Internal
               Revenue Code
             Public Employee Deferred Compensation
             Keogh

          May 1, 1996


                                                  [LOGO OF METLIFE APPEARS HERE]
                                                          Retirement & Savings
                                                          Center

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                                PREFERENCE PLUS
                    GROUP AND INDIVIDUAL ANNUITY CONTRACTS

                                   ISSUED BY
                                 METROPOLITAN
                            LIFE INSURANCE COMPANY

  This Prospectus describes individual and group tax sheltered annuities, qualified annuity plans under Section 403(a) of the Internal Revenue Code, Public Employee Deferred Compensation, and Keogh Preference Plus Contracts ("Contracts") and individual and group tax sheltered annuities, qualified annuity plans under Section 403(a) of the Internal Revenue Code, Public Employee Deferred Compensation, and Keogh Preference Plus Income Annuities ("Income Annuities").

  Group Contracts and Income Annuities may only be purchased through your employer, or a group, association or trust of which you are a member or participant.

  You decide where your purchase payments are directed. The choices depend on what is available under your Contract or Income Annuity and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund") and the Calvert Responsibly Invested Balanced Portfolio ("Calvert Balanced Portfolio") of the Acacia Capital Corporation.

  The Prospectus for the Metropolitan Fund is attached to the back of your Prospectus. The Prospectus for the Calvert Balanced Portfolio is delivered separately to those whom this investment choice is offered.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE METROPOLITAN FUND, AND ACCOMPANIED BY THE CURRENT PROSPECTUS FOR CALVERT BALANCED PORTFOLIO WHERE APPLICABLE, WHICH CONTAIN ADDITIONAL INFORMATION AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  The Prospectus sets forth concisely information about the Contracts and Income Annuities and Separate Account E that you should know before investing. Additional information about the Contracts and Income Annuities and Separate Account E has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference and which is available upon request without charge from Metropolitan Life Insurance Company, Retirement and Savings Center, 72 Eagle Rock Avenue, East Hanover, NJ 07936 Attention: Michelle Fox. Inquiries may be made to Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center. The table of contents of the Statement of Additional Information appears on page B-PPA-31.

  The date of this Prospectus and of the Statement of Additional Information is May 1, 1996.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
INDEX OF SPECIAL TERMS................................................. B-PPA- 3
TABLE OF EXPENSES...................................................... B-PPA- 4
SUMMARY................................................................ B-PPA- 6
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION.................. B-PPA- 8
FINANCIAL STATEMENTS................................................... B-PPA- 9
OUR COMPANY AND THE SEPARATE ACCOUNT................................... B-PPA-10
THE CONTRACTS DESCRIBED IN THIS PROSPECTUS............................. B-PPA-10
  YOUR INVESTMENT CHOICES.............................................. B-PPA-10
  PURCHASE PAYMENTS.................................................... B-PPA-12
  DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT............ B-PPA-13
  WITHDRAWALS AND TRANSFERS............................................ B-PPA-13
  DEDUCTIONS AND CHARGES............................................... B-PPA-15
  EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES............................. B-PPA-16
  DEATH BENEFIT........................................................ B-PPA-18
  INCOME OPTIONS....................................................... B-PPA-18
INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS.......................... B-PPA-19
  ADMINISTRATION....................................................... B-PPA-19
  DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS.................... B-PPA-20
  TRANSFERS............................................................ B-PPA-20
  DEDUCTIONS AND CHARGES............................................... B-PPA-21
OTHER CONTRACT AND INCOME ANNUITY PROVISIONS........................... B-PPA-22
TAXES.................................................................. B-PPA-26
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........... B-PPA-31
APPENDIX............................................................... B-PPA-32
INDEX.................................................................. B-PPA-33

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METLIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METLIFE.

                                    B-PPA-2

                             INDEX OF SPECIAL TERMS

   TERMS                                                                  PAGE
   -----                                                                --------
Account Balance........................................................ B-PPA- 6
Accumulation Units..................................................... B-PPA-13
Annuity Units.......................................................... B-PPA-20
Assumed Investment Rate................................................ B-PPA-20
Contract Year.......................................................... B-PPA-12
Contracts.............................................................. B-PPA- 1
Designated Office...................................................... B-PPA-12
Early Withdrawal Charge................................................ B-PPA-15
Experience Factor...................................................... B-PPA-13
Free Corridor.......................................................... B-PPA-16
Income Annuities....................................................... B-PPA- 1
Preference Plus Contracts.............................................. B-PPA- 1
Preference Plus Income Annuities....................................... B-PPA- 1
Separate Account....................................................... B-PPA- 6
Systematic Termination................................................. B-PPA-17
Systematic Withdrawal Income Program................................... B-PPA-14
Valuation Period....................................................... B-PPA-13

                                    B-PPA-3

       TABLE OF EXPENSES--PREFERENCE PLUS CONTRACTS AND INCOME ANNUITIES

  The following table illustrates Separate Account, Metropolitan Fund and Calvert Balanced Portfolio expenses for the fiscal year ending December 31, 1995:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS
 CURRENTLY OFFERED
 Sales Load Imposed on Purchases...................................    None
 Deferred Sales Load............................................... From 0% to
   (as a percentage of the purchase payment funding the withdrawal    7%(a)
    during the accumulation period)
 Exchange Fee......................................................    None
 Surrender Fee.....................................................    None
ANNUAL CONTRACT FEE................................................    None(b)
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
 General Administrative Expenses Charge............................   .50%(c)
 Mortality and Expense Risk Charge.................................   .75%(c)
 Total Separate Account Annual Expenses............................  1.25%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)

                                                    MANAGEMENT    OTHER
                                                       FEES    EXPENSES(D) TOTAL
                                                    ---------- ----------- -----
 Income Portfolio..................................    .25
 Diversified Portfolio.............................    .25
 Stock Index Portfolio.............................    .25
 Growth Portfolio..................................    .25
 Aggressive Growth Portfolio.......................    .75
 International Stock Portfolio.....................    .75

CALVERT BALANCED PORTFOLIO ANNUAL EXPENSES
   (as a percentage of average net assets)

                                            MANAGEMENT  OTHER
                                               FEES    EXPENSES TOTAL
                                            ---------- -------- -----


EXAMPLE

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
 the applicable time period:
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $       $       $       $
   Diversified Division........................
   Stock Index Division........................
   Growth Division.............................
   Aggressive Growth Division..................
   International Stock Division................
   Calvert Responsibly Invested Balanced Divi-
    sion.......................................
If you annuitize at the end of the applicable
 time period or do not surrender your
 Contract(e):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $       $       $       $
   Diversified Division........................
   Stock Index Division........................
   Growth Division.............................
   Aggressive Growth Division..................
   International Stock Division................
   Calvert Responsibly Invested Balanced Divi-
    sion.......................................

                                    B-PPA-4

-------
(a) Under certain circumstances, the deferred sales load, termed the early withdrawal charge in this Prospectus (see "Deductions and Charges", page B-PPA-15) does not apply to 10% or 20% of the Account Balance. Under certain other circumstances, the deferred sales load does not apply at all.

(b) A one time contract fee of $350 may be imposed under certain Income Annuities. (See "Income Annuities--Deductions and Charges," page B-PPA-
    21).

(c) Although total Separate Account annual expenses will not exceed 1.25% of average account values for Preference Plus Contracts, the allocation of these expenses between general administrative expenses and the mortality and expense risk charges is only an estimate. (See "Deductions and Charges", page B-PPA-15.)
(d) Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Fund other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.
(e) The annuity purchased must be a life annuity or one with a noncommutable duration of at least five years to avoid the early withdrawal charge (see "Exemptions from Early Withdrawal Charges", page B-PPA-16).

  The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account, the Metropolitan Fund and the Calvert Balanced Portfolio. It assumes that there are no other transactions. The Example is intended for illustrative purposes only; it should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Annuity taxes are not reflected in the table. See "Deductions and Charges", page B-PPA-15, for a more detailed description of the charges and expenses imposed upon the assets in the Separate Account.




                                    B-PPA-5

 ...............................................................
SUMMARY
 ................................................................................

THE USE OF CERTAIN TERMS IN THIS PROSPECTUS

  This Prospectus describes variable accumulation and income annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we", "us" or "our"). The term "Contracts" and "Income Annuities" also includes certificates issued under certain group arrangements. Income Annuities are described separately beginning on page B-PPA-19. "You" as used in this Prospectus means the participant or annuitant for whom money is invested in a Contract or Income Annuity. Under the Contracts and Income Annuities issued for Public Employee Deferred Compensation Plans, the employer retains all rights to control the money under the Contract or Income Annuity. For these Contracts or Income Annuities, where we refer to giving instructions or making payments to us, "you" means such employer. Under the Contracts issued for Keogh Plans, the trustee retains all rights to control the money under the Contract. For these Contracts, where we refer to giving instructions or making payments to us, "you" means such trustee. For those Public Employee Deferred Compensation or Keogh Plans where the Contract or Income Annuity allows the participant or annuitant to choose among investment options, where we refer to giving instructions as to investment options for those contracts, "you" means such participant or annuitant.

YOUR INVESTMENT CHOICES (PAGES B-PPA 10-12).

  Each of the Contracts offers an account under which we guarantee specified interest rates for specified periods (the "Fixed Interest Account"). This Prospectus does not describe that account and will mention the Fixed Interest Account only where necessary to explain how the "Separate Account" works. Each Contract also offers a choice of investment options under which values can go up or down based upon investment performance. See "Determining the Value of Your Separate Account Investment," page B-PPA-13, for a description of accumulation units and how these values are determined based upon investment performance.

  This Prospectus describes only the investment options available through a "Separate Account" as distinct from the Fixed Interest Account.

  A SUMMARY OF THE INVESTMENT OBJECTIVES OF THE INVESTMENT CHOICES APPEARS ON PAGES B-PPA 10-12. A MORE COMPLETE DESCRIPTION OF THE INVESTMENT CHOICES IS FOUND IN THE METROPOLITAN SERIES FUND, INC. PROSPECTUS, WHICH IS LOCATED IN THE BACK OF THIS PROSPECTUS AND THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO PROSPECTUS, WHICH IS DELIVERED SEPARATELY.

TAXES (PAGES B-PPA 26-29)

  A variable annuity receives special treatment under the federal income tax laws. Please refer to the pages above for information concerning how the federal tax laws affect purchase payments and withdrawals in each particular tax "market."

PURCHASE PAYMENTS; TRANSFERS (PAGES B-PPA 12-13; B-PPA 13-15)

  The Contracts allow you to make new purchase payments, to transfer money among investment options and between the Separate Account and the Fixed Interest Account, and to withdraw monies credited to you ("Account Balance"). (See "Withdrawals and Transfers," pages B-PPA 13-15.) Restrictions and early withdrawal charges may apply to withdrawals, depending on the circumstances and your Contract. (See "Withdrawals and Transfers," pages B-PPA 13-15, and "Deductions and Charges," pages B-PPA 15-16.)

DEDUCTIONS AND CHARGES (PAGES B-PPA 15-16)

  Your Contract is subject to various charges.

  Annual Contract Fees: There is no annual Contract fee. (There is a $20 annual Contract fee imposed on certain Fixed Interest Account balances.)

  General Administrative Expenses and Mortality and Expense Risk Charge: 1.25% on an annual basis.

  Early Withdrawal Charge: A declining charge of up to 7% on amounts for the first seven years after each purchase payment is received.

  Metropolitan Series Fund, Inc.: Management fees and other expenses.

  Calvert Responsibly Invested Balanced Portfolio: Management fees and other expenses.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES (PAGES B-PPA 16-18)

  A withdrawal or transfer may not result in an early withdrawal charge. Provisions are more fully described within this Prospectus. A summary appears below.

(a) Withdrawals or Transfers without a Charge for All Markets:

  Item 1--Transfers among investment divisions or to or from the Fixed Interest Account

  Item 2--Withdrawals that represent purchase payments made over seven years ago

  Item 3--Free Corridor

  Item 4--"Free Look"

                                    B-PPA-6

 ...............................................................

  Item 5--Certain Income Annuities

  Item 6--Death Benefit (except unallocated Keogh)

  Item 7--Mandated Withdrawals under Federal law

(b) Withdrawals or Transfers Without a Charge for the Tax Sheltered Annuity Market--(in addition to (a) above):

  Item 8--Systematic Termination

  Item 9--Disability

  Item 10--Retirement

  Item 11--Separation from Service

  Item 12--Plan Termination

  Item 13--Hardship

  Item 16--Nursing Home or Terminal Illness

(c) Withdrawals of Transfers Without a Charge for Qualified Annuity Plans under
    (S)403(a) of the Internal Revenue Code Market--(in addition to (a) above):

  Item 9--Disability

  Item 10--Retirement

  Item 11--Separation from Service

  Item 16--Nursing Home or Terminal Illness

(d) Withdrawals or Transfers Without a Charge for the Keogh Market--(in addition to (a) above):

  Item 8--Systematic Termination

  Item 9--Disability

  Item 10--Retirement

  Item 11--Separation from Service

  Item 12--Plan Termination

  Item 13--Hardship

  Item 14--Pre-Approved Investment Vehicles

(e) Withdrawals or Transfers Without a Charge for the Public Employee Deferred Compensation Market--(in addition to (a) above):

  Item 9--Disability

  Item 10--Retirement

  Item 11--Separation from Service

  Item 13--Hardship

DEATH BENEFIT (PAGES B-PPA-18)

  Each Contract (other than the unallocated Keogh Contract) offers a death benefit that guarantees certain payments in case of your death even if account values have fallen below that amount.

INCOME ANNUITIES (PAGE B-PPA-19)

  You may use your money to obtain payments guaranteed for life or for certain other periods (an annuity). These payments may be either for specified, fixed amounts or for amounts that can go up or down based on the investment performance of a choice of investment options in the Separate Account ("variable income option"). You may purchase an Income Annuity if you did not have a Contract during the accumulation period. Your Income Annuity is subject to various charges. (See "Income Annuities--Deductions and Charges," page B-PPA-21.)

                                    B-PPA-7

             ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

  The following information has been derived from the Separate Account's full financial statements, which statements are annually audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing with the full financial statements and related notes in the Statement of Additional Information or as previously stated in earlier reports.


                                     ACCUMULATION     ACCUMULATION  NUMBER OF ACCUMULATION
                                      UNIT VALUE     UNIT VALUE END   UNITS END OF YEAR
  PREFERENCE PLUS CONTRACTS   YEAR BEGINNING OF YEAR    OF YEAR         (IN THOUSANDS)
  -------------------------   ---- ----------------- -------------- ----------------------
  Income Divi-
   sion                       1995      $13.65           $
                              1994       14.27            13.65             13,923
                              1993       12.98            14.27             14,631
                              1992       12.29            12.98              5,918
                              1991       10.60            12.29              1,210
                              1990       10.00(a)         10.60                 32
  Diversified
   Division                   1995       13.55
                              1994       14.15            13.55             40,962
                              1993       12.70            14.15             31,808
                              1992       11.75            12.70              7,375
                              1991        9.52            11.75              1,080
                              1990       10.00(a)          9.52                 44
  Stock Index
   Division                   1995       13.70
                              1994       13.71            13.70             23,458
                              1993       12.67            13.71             18,202
                              1992       11.94            12.67              8,150
                              1991        9.32            11.94              1,666
                              1990       10.00(a)          9.32                 55
  Growth Divi-
   sion                       1995       13.47
                              1994       14.10            13.47             32,563
                              1993       12.48            14.10             24,608
                              1992       11.32            12.48              9,432
                              1991        8.61            11.32              2,824
                              1990       10.00(a)          8.61                178
  Aggressive
   Growth                     1995       17.47
  Division                    1994       18.03            17.47             26,890
                              1993       14.89            18.03             17,094
                              1992       13.66            14.89              5,747
                              1991        8.31            13.66              1,060
                              1990       10.00(a)          8.31                 49
  International
   Stock                      1995       14.25
  Division                    1994       13.74            14.25             16,674
                              1993        9.41            13.74              6,921
                              1992       10.61             9.41                966
                              1991       10.00(b)         10.61                 92
  Calvert Re-
   sponsibly                  1995       13.11
  Invested
   Balanced                   1994       13.71            13.11                630
  Division                    1993       12.86            13.71                473
                              1992       12.10            12.86                239
                              1991       10.58            12.10                 63
                              1990       10.00(c)         10.58                  0

   In addition to the above mentioned Accumulation Units, there are cash
 reserves of $     at December   , 1995 applicable to Income Annuities
 receiving annuity payouts.


                                    B-PPA-8

                                 (CHART 1-PPA)


(a) Inception Date July 2, 1990
(b) Inception Date July 1, 1991
(c) Inception Date September 17, 1990

FINANCIAL STATEMENTS

  The financial statements for the Separate Account and MetLife are in the Statement of Additional Information and are available upon request from MetLife.

                                    B-PPA-9

 ...............................................................
OUR COMPANY AND THE SEPARATE ACCOUNT
 ...............................................................................

WHO IS METLIFE?

  We are a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. We were formed in 1868 in New York and operate as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. We have over $ billion in assets under management.

WHAT IS THE SEPARATE ACCOUNT?

  We organized the Separate Account on September 27, 1983. It is an investment account that we maintain separate from our other assets. It is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. All income, gains and losses, whether or not realized, from the Separate Account's assets are credited to or charged against the Separate Account, without regard to our other business. In other words, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. Our obligation to honor all of our promises under the Contracts and Income Annuities is not limited by the amount of assets in the Separate Account.

I. THE DEFERRED CONTRACTS DESCRIBED IN THIS PROSPECTUS
 ...............................................................................

WHAT ARE THE CONTRACTS?

  The Contracts offer you the choice of an account which pays interest guaranteed by MetLife (the Fixed Interest Account) or an account offering a range of investment choices where performance is not guaranteed. The Contracts are called "annuities" since they offer a variety of payment options, including guaranteed income for life.

  We offer many types of Preference Plus Contracts to meet your individual needs. These include contracts meeting the tax requirements under the following provisions of the Internal Revenue Code ("Code"): (1) Individual Retirement Annuities (IRAs) under (S)408(b); (2) Simplified Employee Pensions
(SEPs) under (S)408(k); (3) Tax Sheltered Annuities (TSAs) under (S)403(b);
(4) Public Employee Deferred Compensation (PEDC) under (S)457; (5) Keogh plans under (S)401; (6) Qualified Annuity Plans (403(a)) under (S)403(a); and (7) Tax Deferred Annuities (Non-Qualified) under (S)72. Our Contracts may be individual or group (offered to an employer, association, trust or other group for its employees, members or participants). Group Contracts may be issued to a bank which does nothing but hold them as contractholder. Contracts are either allocated (we keep records of your Account Balance) or unallocated (we keep Account Balance records only for the plan as a whole). Some contracts have a reduced mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes four types of Contracts: TSAs, PEDC, 403(a), and Keogh.

  The Prospectus will occasionally refer to the Fixed Interest Account. However, this Prospectus does not describe that account.

MAY THE CONTRACTS BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. If your purchase payments are made under a retirement plan, the Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan which may limit or affect the exercise of your rights under the Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income annuity types. For example, if part of your Account Balance represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. The Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Contract will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

YOUR INVESTMENT CHOICES
 ...............................................................................

WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?

  The investment choices are provided through our Separate Account. Divisions available for new investments are the Income, Diversified, Stock Index, Growth, Aggressive Growth, and International Stock Divisions. The Calvert Responsibly Invested Balanced Division is available in some cases. If you are covered under a group Contract, your employer, association or group may have limited the number of available divisions. Your Contract will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons.

                                   B-PPA-10

 ...............................................................

  The divisions do not invest directly in stocks, bonds or other investments. Instead they buy and sell shares of mutual fund portfolios that in turn do the investing. The portfolios are part of the Metropolitan Fund and the Acacia Capital Corporation as shown on page 1. No sales or redemption charges apply to our purchase or sale through the Separate Account of these mutual fund shares. These mutual funds are available only through the purchase of annui-ties and life insurance policies and are never sold directly to the public. These mutual funds are "series" types of funds registered with the Securities and Exchange Commission as "open-end management investment companies" under the 1940 Act. Each fund, other than the Calvert Responsibly Invested Balanced Portfolio, is "diversified" under the 1940 Act. Each division invests in shares of a comparably named portfolio.

  A summary of the investment objectives of the currently available portfolios is as follows:

INCOME PORTFOLIO: To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities.

DIVERSIFIED PORTFOLIO: To achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company (a subsidiary of ours).

STOCK INDEX PORTFOLIO: To equal the performance of the Standard & Poor's 500 composite stock price index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

GROWTH PORTFOLIO: To achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

AGGRESSIVE GROWTH PORTFOLIO: To achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

INTERNATIONAL STOCK PORTFOLIO: To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO: To achieve a total return above the rate of inflation through an actively managed, non-diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established for the Calvert Balanced Portfolio.

  Each of the currently available Metropolitan Fund portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee equivalent to an annual rate of .25% of the average daily value of the aggregate net assets of the portfolio (except that the Aggressive Growth and International Stock Portfolios pay a fee of .75% of the average daily value of its aggregate net assets). For providing us with sub-investment management services, according to a contract between us and State Street Research & Management Company ("State Street Research"), one of our subsidiaries, we pay fees to State Street Research for the Income, Diversified, Growth and Aggressive Growth Portfolios. For providing us with sub-investment management services, according to a contract between us and GFM International Investors Limited ("GFM"), our subsidiary, we pay fees to GFM for the International Stock Portfolio. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

  Similarly, the Calvert Balanced Portfolio pays Calvert, the Calvert Balanced Portfolio's investment adviser, a base monthly investment advisory fee equivalent to an annual rate of .70% of the first $500 million of the average daily net assets of the Calvert Balanced Portfolio, .65% of the next $500 million and .60% of the remainder. In addition, Calvert Balanced Portfolio will pay Calvert a performance fee adjustment based on the extent to which performance of the Calvert Balanced Portfolio exceeds or trails the Lipper Balanced Funds Index as follows:

PERFORMANCE VERSUS                                                   PERFORMANCE
THE LIPPER BALANCED FUNDS                                                FEE
INDEX                                                                ADJUSTMENT
-------------------------                                            -----------
At least 6%, but less than 12%......................................    .05%
At least 12%, but less than 18%.....................................    .10%
More than 18%.......................................................    .15%

  Payment by the Calvert Balanced Portfolio of the performance adjustment will be conditioned on: (1) the performance of the Portfolio as a whole having exceeded the Lipper Balanced Funds Index; and (2) payment of the performance adjustment not causing the Balanced Portfolio's performance to fall below the Lipper Balanced Funds Index.


                                   B-PPA-11

 ...............................................................

  Calvert pays sub-investment advisory fees to NCM Capital Management Group, Inc. consisting of a base fee and a performance fee adjustment based on the extent to which performance of the Balanced Portfolio exceeds or trails the Lipper Balanced Funds Index. These fees are solely the responsibility of Calvert, not the Calvert Balanced Portfolio.

  The Metropolitan Fund and the Calvert Balanced Portfolio are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund's prospectus is attached at the end of this prospectus. The Calvert Balanced Portfolio prospectus is given out separately to those investors to whom this investment choice is offered. The Statements of Additional Information are available upon request.

  See "The Fund and its Purpose," in the prospectus for the Metropolitan Fund for a discussion of the different separate accounts of MetLife and Metropolitan Tower Life Insurance Company that invest in the Metropolitan Fund and the risks related to that arrangement. See "Purchase and Redemptions of Shares", in the prospectus for the Calvert Balanced Portfolio for a discussion of the different separate accounts of the various insurance companies that invest in these funds and the risks related to those arrangements.

PURCHASE PAYMENTS
 ...............................................................................

ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?

  Yes. All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to our "Designated Office". We will provide you with the address for this office. All checks should be payable to "MetLife". You can also make certain requests by telephone. In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Under certain group Contracts, your employer, the trustee of the Keogh plan (if an allocated Contract) or the group of which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the investment divisions and the Fixed Interest Account.

  Your first purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the accumulation unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  There is no minimum purchase payment except for the unallocated Keogh Contract. For the unallocated Keogh Contract, each purchase payment must be at least $2,000, and total purchase payments must be at least $15,000 for the first Contract Year. (Depending on underwriting and plan requirements, Contract Year for the first year is the first three to fifteen month period the Contract is in force; thereafter, it is each subsequent twelve month period.) During subsequent Contract Years, total purchase payments made under the unallocated Keogh Contract must be at least $5,000.

  We may reject purchase payments over $500,000. Your purchase payments may also be limited by the federal tax laws.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  You decide how a purchase payment is allocated among the Fixed Interest Account and the investment divisions of the Separate Account available to your Contract. Changes of allocation for new purchase payments will be made upon receipt of your notification to us of the changes. You may also specify a day as long as it is within 30 days after we receive the request.

ARE THERE ANY LIMITS ON SUBSEQUENT PURCHASE PAYMENTS?

  You may generally make purchase payments at any time before the date income payments begin except as limited by the tax laws. You may not make purchase payments after you have made a withdrawal based on termination of employment under the Keogh, TSA and PEDC Contracts. No additional purchase payments may be made after commencement of a systematic termination (from both the Fixed Interest and Separate Accounts), described below, until we receive written notice that you request cancellation of the systematic termination. You may continue to make purchase payments while you receive Systematic Withdrawal

                                   B-PPA-12

 ...............................................................
Income Program payments, as described later in this Prospectus, except if purchase payments are made through salary reduction or salary deduction.

  Except for the PEDC Contract, in order to comply with regulatory requirements in the state of Oregon, we may limit the ability of Oregon residents to make purchase payments after such Contract has been held for more than three years, if the Contract was issued after age 60, or after age 63, if the Contract was issued before age 61.

DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
 ...............................................................................

WHAT IS AN ACCUMULATION UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "accumulation units". When you make purchase payments or transfers into an investment division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from an investment division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units credited is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each investment division of the Separate Account.

HOW IS AN ACCUMULATION UNIT VALUE CALCULATED?

  We calculate the value of accumulation units once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an accumulation unit and the next accumulation unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which the transaction occurred. The value of accumulation units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses is positive, accumulation unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses is negative, they will go down.

   We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios. The experience factor is calculated as of the end of each Valuation Period as follows: We take the net asset value per share of the underlying portfolio, add the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtract any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a percentage that reflects investment performance. We then subtract a charge not to exceed .000034035 (an effective annual rate of 1.25%) for the other Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risk we assume under the Contracts.

  To calculate an accumulation unit value we multiply the experience factor for the period since the last calculation by the last previously calculated accumulation unit value. We then add this to the prior accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was .05, the new accumulation unit value is $12.60 ($12.00 X .05 = $.60; $.60 + $12.00 =
$12.60). On the other hand, if the experience factor was -.05, the new accumulation unit value is $11.40 ($12.00 x (.05) = $(.60); $12.00 - $.60 =
$11.40).

WITHDRAWALS AND TRANSFERS
 ...............................................................................

CAN YOU MAKE WITHDRAWALS AND TRANSFERS?

  Yes. You may either withdraw all or part of your Account Balance from the Contract or transfer it from one investment division to another or to the Fixed Interest Account.

  Withdrawals must be at least $500 (or the Account Balance, if less). You may make an unlimited number of transfers. Your request must tell us the percentage or dollar amount to be withdrawn or transferred. If we agree, you may also submit an authorization directing us to make transfers on a continuing periodic basis from one investment division to another or to the Fixed Interest Account. We may require that you maintain a minimum Account Balance in an investment division from which you desire to make transfers upon this authorization.

WHEN WILL WE MAKE WITHDRAWALS OR TRANSFERS?

  Generally, as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If

                                   B-PPA-13

 ...............................................................
you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased.

CAN YOU MAKE PAYMENTS DIRECTLY TO OTHER INVESTMENTS ON A TAX-FREE BASIS?

  Generally yes, if you so request, but only if all applicable requirements of the Code are met, and we receive all information necessary for us to make the payment.

WHAT RESTRICTIONS APPLY TO TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANTS?

  If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment, as well as a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with applicable law.

WHAT RESTRICTIONS APPLY TO TSA CONTRACTS?

  As required by the Code, withdrawals from the Contracts before age 59 1/2 are generally prohibited. See "Taxes--TSA Contracts" at page B-PPA-27-28.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make transfer requests by telephone unless prohibited by state law. Except for Keogh Contracts, if we agree and you complete the form we supply to you, you may also authorize your sales representative to make a transfer request on your behalf by telephone. Whether you have your sales representative make transfer requests or you make the transfer requests by telephone yourself, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to make transfers from both your Fixed Interest and Separate Account Balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls requesting a transfer will be recorded. You (or the sales representative) will be asked to produce your personalized data prior to our initiating any requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to the Designated Office.

CAN YOU MAKE SYSTEMATIC WITHDRAWALS?

  Yes. If we agree and, if approved in your state, for TSA Contracts, you may request us to make "automatic" withdrawals for you on a periodic basis through our Systematic Withdrawal Income Program ("SWIP"). SWIP payments are not payments made under an income option or under an income annuity, as described later in this Prospectus. You must have separated from service to elect SWIP if you are under age 59 1/2 under a TSA Contract. Also, you may not receive SWIP payments if you have an outstanding loan. You may choose to receive SWIP payments for either a specific dollar amount or a percentage of your Account Balance. You must meet certain total Account Balance minimums to initiate SWIP payments. Each SWIP payment must be at least $50. Your payment date is the date you specify, if we receive your request at least 10 days prior to the initial payment date. Otherwise, payments will commence 30 days from the date you specify. If you do not specify a payment date, payments will commence 30 days from the date we receive your request. Your SWIP anniversary date is any day you specify during the month in which you originally bought your Contract. Requests to commence SWIP payments may not be made by telephone. Changes to the specified dollar amount or percentage or to alter the timing of payments may be made once a year on the SWIP anniversary date. Requests for such changes must be made at least 30 days prior to the SWIP anniversary date. You may cancel your SWIP request at any time by telephone or by writing us at the Designated Office.

FROM WHAT INVESTMENT DIVISIONS WILL WITHDRAWALS BE MADE FOR SWIP PAYMENTS?

  Each SWIP payment will be taken on a prorata basis from the Fixed Interest Account and each investment division of the Separate Account in which you then have an Account Balance. If your total Account Balance is insufficient to make a requested SWIP payment, the remaining Account Balance will be paid to you.

                                   B-PPA-14

 ...............................................................

WILL YOU PAY AN EARLY WITHDRAWAL CHARGE (SALES LOAD) WHEN YOU RECEIVE A SWIP PAYMENT?

  For purposes of the early withdrawal charge, SWIP is characterized as a single withdrawal made in a series of payments over a twelve month period. If SWIP payments are within the applicable "free corridor" percentage, all SWIP payments will not be subject to an early withdrawal charge. SWIP payments in excess of the free corridor will be subject to an early withdrawal charge unless the payments are from other amounts to which an early withdrawal charge no longer applies. See "Deductions and Charges".

  SWIP payments are treated as withdrawals for federal income tax purposes. All or a portion of the amounts withdrawn under SWIP will be subject to federal income tax and, if you are under age 59 1/2, tax penalties may apply. See "Taxes", pages B-PPA 26-29.

DEDUCTIONS AND CHARGES
 ................................................................................

ARE THERE ANNUAL CONTRACT CHARGES?

  There are no Separate Account annual Contract charges.

WHAT ARE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Contract purchasers and participants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay for allocated Contracts will be larger than the Account Balance. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Contracts will be greater than we estimated.

  These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See "How is an accumulation unit value calculated?" above.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.25% of the average value of the assets in each investment division. Of this charge, we estimate that .50% is for administrative expenses and .75% is for the mortality and expense risk.

  During 1995, these charges were $    for all contracts in Separate Account E.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES AND WHEN ARE THEY PAID?

  Some jurisdictions tax what is called "annuity considerations." These may include purchase payments, account balances and death benefits. We currently do not deduct any monies from purchase payments, account balances or death benefits to pay these taxes in most jurisdictions. Our practice generally is to deduct money to pay annuity taxes only when you purchase an income annuity. In the jurisdictions of South Dakota and Washington, D.C., we may deduct money to pay annuity taxes on lump sum withdrawals or when you purchase an income annuity. We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

  A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page B-PPA-32.

WHAT IS THE EARLY WITHDRAWAL CHARGE (SALES LOAD)?

  The following paragraphs describe how the early withdrawal charge is determined. The early withdrawal charge reimburses us for our costs in selling the Contracts. We may use any of our profits derived from the mortality and expense risk charge to pay for any of our costs in selling the Contracts that exceed the revenues generated by the early withdrawal charge. However, we believe that our sales expenses may exceed revenues generated by the early withdrawal charge and, in such event, we will pay such excess out of our surplus.

  To determine the early withdrawal charge for Preference Plus Contracts, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and what account or investment division the withdrawal is actually coming from. To do this, we first assume that your withdrawal is from amounts (other than earnings) that can be withdrawn without an early withdrawal charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" basis. Once we have determined the amount of the early withdrawal charge, we will actually withdraw it from each investment division in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.


                                    B-PPA-15

 ...............................................................
  For partial withdrawals from an investment division, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown below. Then we will make the payment directed, and withdraw the early withdrawal charge from that investment division.

  For a full withdrawal from an investment division we multiply the amount to which the withdrawal charge applies by the percentage shown below, keep the result as an early withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal from an investment division if your Account Balance in that investment division is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

  For TSA Contracts issued before January 15, 1996, to school districts that employ members of the Michigan Education Association, you must specify the source of amounts (other than earnings) from which a withdrawal may be taken, such as salary reduction elective deferrals, direct rollovers, direct transfers or employer contributions.

  Except as described in the following paragraph, for the Contracts, withdrawal charges are imposed on amounts (other than earnings) for the first seven years after the purchase payment is received as shown in the table below.

  For TSA Contracts issued before January 15, 1996, to school districts that employ members of the Michigan Education Association, withdrawal charges are imposed on amounts (other than earnings) for the first seven Contract Years after the purchase payment is received as shown in the table below:

                     DURING PURCHASE PAYMENT/CONTRACT YEAR

                                                                                                  [8 &
   1          2             3             4             5             6             7            BEYOND]
  7%          6%            5%            4%            3%            2%            1%              0%


  As required by the federal securities laws, your total early withdrawal charges will never exceed 9% of all your purchase payments applied to the investment divisions to the date of the withdrawal. When no allocations or transfers are made to the Separate Account except in connection with the Equity Generator SM investment strategy, withdrawal charges will be calculated as described above, but the charge imposed will not exceed earnings.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES
 ................................................................................

CAN YOU MAKE WITHDRAWALS OR TRANSFERS WITHOUT EARLY WITHDRAWAL CHARGES?

  Yes. There are several types of withdrawals that will not result in an early withdrawal charge to you. Tax penalties may still apply and the amounts withdrawn may also be subject to federal income tax, see "Taxes", pages B-PPA-26-29. We may require proof satisfactory to us that any necessary conditions have been met.

  The following describes the situations where we do not impose an early withdrawal charge:

  1. Transfers made among the investment divisions of the Separate Account or to and from the Fixed Interest Account.

  2. Withdrawals that represent purchase payments made over seven years ago.

  3. A "free corridor" withdrawal described below. Depending on your Contract, the free corridor percentage may either be taken in an unlimited number of partial withdrawals (for each withdrawal we calculate the percentage it represents of your Account Balance and whenever the total of such percentages exceeds the specified percentage the early withdrawal charge applies) or as part of the first withdrawal from your Account Balance during the Contract Year. In either case the free corridor is the greater of the percentage described below or amounts which are not subject to an early withdrawal charge. For the Keogh, the free corridor is in addition to any amounts which are not subject to an early withdrawal charge as described in items 4-15 below, except for amounts which are exempted pursuant to Systematic Terminations, described in item 8 below.

   (a) For the unallocated Keogh and certain TSA Contracts, you can withdraw up to 20% of your Account Balance during each Contract Year.

   (b) For all other Contracts, you can withdraw up to 10% of your Account Balance during each Contract Year.

  4. "Free Look": You may cancel your Contract within 10 days (20 days in North Dakota and Idaho for individual Contracts) after you receive it by telling us in writing. We will then refund all of your purchase payments. For TSA Contracts issued in New York, we will pay you your Account Balance. The "Free Look" is 30 days if an individual Contract was issued to you in California and you are 60 years old or older. If you cancel the Contract, we will then refund your Account Balance. If you purchased your Contract by mail, you may have more time to return your Contract.

                                    B-PPA-16

 ...............................................................

  5. You purchase an income annuity from us for life or a noncommutable period of five years or more.

  6. You die before any income payments have been made and we pay your beneficiary a death benefit.

  7. The withdrawal is required to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to the Contracts.

  8. Systematic Termination: For (a) the unallocated Keogh Contract and (b) under the TSA Contract issued to certain Texas institutions of higher education (1) to take effect with respect to the participants of such institution if such institution withdraws its endorsement of the Contract or,
(2) with respect to any participant under such Contract, if that participant retires or terminates employment according to the requirements of the Texas Optional Retirement Program, and (c) for other certain TSA Contracts, a total withdrawal ("Systematic Termination") that is paid in annual installments of
(1) 20% of your Account Balance upon receipt of your request (we will reduce this first installment by the amount of any previous partial withdrawals during the current Contract Year); (2) 25% of your then current Account Balance one year later; (3) 33 1/3% of your then current Account Balance two years later; (4) 50% of your then current Account Balance three years later; and (5) the remainder four years later. You may cancel remaining payments under a Systematic Termination at any time. However, if you again decide to take a full withdrawal, the entire Systematic Termination process starts over. If, after beginning a Systematic Termination, you decide to take your full withdrawal in amounts exceeding the percentages allowed, the excess amount withdrawn in any year is subject to the applicable withdrawal charges.

  9. Disability: For TSA, 403(a), Keogh and PEDC Contracts, if you are totally disabled (as defined under the Federal Social Security Act) and you request a total withdrawal. For the Keogh Contracts and TSA Contracts that fund plans subject to the Employee Retirement Income Security Act of 1974, the definition of disability is also as defined under the Federal Social Security Act, unless defined in the plan.

  10. Retirement:

   (a) For the Keogh Contracts, TSA and 403(a) Contracts, if there is a plan which defines retirement and you retire under such definition. For certain TSA Contracts, if there is no plan, you must have at least ten years of uninterrupted Contract participation. For other TSA Contracts, you must have at least ten years of uninterrupted Contract participation. This exemption does not apply to withdrawals of amounts transferred into these TSA Contracts from other investment vehicles on a tax-free basis (plus earnings on such amounts). For the unallocated Keogh Contract, if you are a "restricted" participant, as shown on the Contract, you must have been a participant in the Contract for the period stated in the Contract. For the allocated Keogh Contract, you must also have at least seven years of uninterrupted Contract participation.

   (b) For the PEDC Contract, if you retire.

  11. Separation from Service: For Keogh and PEDC Contracts, if your employment terminates. For the unallocated Keogh Contract, if you are a "restricted" participant, as shown on the Contract, you must also have been a participant in the Contract for the period stated in the Contract. For the allocated Keogh Contract, you must also have at least seven years of uninterrupted Contract participation. For the TSA and 403(a) Contracts, you must have at least ten years of uninterrupted Contract participation. This exemption to the early withdrawal charge for TSA and 403(a) Contracts does not apply to withdrawals of amounts transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). For other TSA Contracts, if your employment terminates.

  12. Plan Termination: For the Keogh and certain TSA Contracts, if your plan terminates and the Account Balance is "rolled over" into another annuity contract we issue.

  13. Hardship: For the PEDC and unallocated Keogh and certain TSA Contracts, if you suffer an unforeseen hardship.

  14. Pre-Approved Investment Vehicles: For Keogh Contracts, if you make a direct transfer to other investment vehicles we have pre-approved. For the unallocated Keogh Contract, if you are a "restricted" participant, as shown on the Contract, and your Account Balance is "rolled-over" to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

  15. Transfer from other MetLife Contracts (a) For transfers prior to January 1, 1996: If you "roll over" amounts from other MetLife contracts we designate, of the following two formulas, we will apply the one that is more favorable to you: (1) treat our other contract and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting your purchase payments with the time you held them under our other contract prior to the time they were

                                   B-PPA-17

 ...............................................................
"rolled over" or (2) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                         DURING PURCHASE PAYMENT YEAR

                                                                                                          [6 &
   1              2                     3                     4                     5                    BEYOND]
  5%              4%                    3%                    2%                    1%                       0

  (b) For transfers commencing on or after January 1, 1996: (1) if you "roll over" amounts from other MetLife contracts we designate and if they have been in force at least two years we will apply the one of the following two formulas that is more favorable to you: (A) the same withdrawal charge schedule that would have applied to the "rolled over" amounts had they remained in your other MetLife contracts; however, any exceptions or reductions to the basic withdrawal charge percentage that the Contract does not provide for (such as a 0% charge at the end of an interest rate guarantee period or a 3% charge at the third anniversary) will not apply; and (B) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                       DURING PURCHASE PAYMENT YEAR

                                                                                                          6 &
   1              2                     3                     4                     5                    BEYOND
  5%              4%                    3%                    2%                    1%                     0%

Purchase payment year for this purpose is measured from the date of the "roll over," not the original purchase payment date under the other MetLife contracts.

  (2) If the other MetLife contracts have been in force less than two years, we will treat the other contracts and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting under this Contract your purchase payments with the time you held them under the other MetLife contracts prior to the time they were "rolled over."

  16. Nursing Home or Terminal Illness: For TSA and 403(a) Contracts, you or your spouse is a resident in certain nursing home facilities for at least 90 consecutive days or you or your spouse has been diagnosed as terminally ill and is expected to die within twelve months.

DEATH BENEFIT
 ...............................................................................

WHAT IS THE DEATH BENEFIT?

  The death benefit is the greatest of (i) your Account Balance, (ii) your highest Account Balance as of the end of the calendar year in which the 5th, 10th, 15th and so on anniversary of the start of your uninterrupted participation in the Contract occurs less any later partial withdrawals and any later annual Contract charges withdrawn from the Fixed Interest Account and (iii) the total of all of your purchase payments less any partial withdrawals, in any case less any outstanding loan balance under your Fixed Interest Account. The amount determined to be the death benefit under the formula above for the allocated Keogh Contract will be deemed to be the participant's account balance under his/her plan. There is no death benefit for any unallocated Keogh Contract.

WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?

  The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Account Balance. If we receive proof of death without any appropriate directions, we will take no action with regard to the Account Balance until we receive appropriate directions.

  You name the beneficiary under the TSA and 403(a) Contracts. The death benefit is paid to your employer under the PEDC Contract or the Keogh trustee under the Keogh Contract.

  The payee may take a lump sum cash payment or use the death benefit (less any applicable annuity taxes) to purchase an income annuity from the types available under your Contract.

INCOME OPTIONS
 ...............................................................................

CAN METLIFE PROVIDE YOU WITH AN INCOME GUARANTEED FOR LIFE OR OFFER A WIDE CHOICE OF OTHER PERIODS?

  Yes. You may withdraw all or a portion of your Account Balance and use that money (less any annuity taxes and applicable Contract charges that must be paid) to purchase an income annuity.

  You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis. Non-life contingent annuities are available which guarantee payments for at least five years, but no more than 30 years.

  Other life annuity options are available which have a refund feature or are guaranteed for a period of time and are life contingent afterwards. The amount of the initial payment under an income annuity must be at least $50 ($20 in Massachusetts). You may defer receipt of income payments for up to 12 months once an income annuity has been elected.

                                   B-PPA-18

 ...............................................................

  All provisions relating to income annuities are subject to the limitations imposed by the Code.

WHAT TYPES OF INCOME OPTIONS ARE AVAILABLE?

  Both fixed and variable income options are available. Under a fixed income option, we guarantee a specified, fixed payment, which will depend on the income option chosen, the age and sex of the annuitant and joint annuitant, if applicable, (except where unisex rates are required by law) and the amount of your total Account Balance. If a currently issued immediate annuity of the same type will provide greater income payments, the immediate annuity rates will be used.

  If you do not select an income option by the date the Contract specifies, you have not withdrawn your entire Account Balance, and your Contract was not issued under a retirement plan, you will be issued a life annuity with a ten
(10) year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a fixed income option and your Separate Account Balance will be used to provide a variable income option.

  More information concerning the variable income option, including investment choices, determining the value of variable income payments, transfers, deductions and charges, variable income option types and taxes are discussed below under "Income Annuities."

II. INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS
 ................................................................................

WHAT ARE INCOME ANNUITIES?


  Income Annuities provide you with a series of payments for either a period of time or life which are based upon the investment performance of the Separate Account. The amount of the payment will fluctuate and is not guaranteed as to a specified amount. You may elect to have a portion of your income payment under the fixed income option which is guaranteed by MetLife's general account. That portion of the payment from the fixed income option will not fluctuate and is fixed. You may purchase an Income Annuity even if you did not have a Contract during the accumulation period.

  Income Annuities can be either group or individual and are offered as IRAs, SEPs, TSAs, PEDC, Keogh, 403(a) and Non-Qualified annuities. Some income annuities have a reduced general administrative expenses and mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes four types of Income Annuities: TSAs, PEDC, Keogh and 403(a) annuities.

MAY THE INCOME ANNUITY BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. Your Income Annuity may provide that your choice of income types is subject to the terms of your retirement plan. Your Income Annuity will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

WHAT ARE THE INVESTMENT CHOICES?

  The investment choices, provided through the Separate Account, are the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Divisions described earlier in Section I of this Prospectus under "Your Investment Choices." The Calvert Responsibly Invested Balanced Division is available in some cases. If you are covered under a group Income Annuity, the employer, association or group may have limited the number of available divisions. Your Income Annuity will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons. You may choose up to four investment divisions to provide the variable income payment or up to three investment divisions if a fixed income option is also selected.

ADMINISTRATION
 ................................................................................

WHAT ADMINISTRATIVE DETAILS SHOULD YOU KNOW?

  Your purchase payment and all requests concerning Income Annuities should be sent to our Designated Office. We will provide you with the address for this office. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have the purchase payment for the Income Annuity credited to you, we must receive your payment and complete documentation. We will provide the appropriate forms. Under group Income Annuities, your employer, the trustee of the Keogh plan or the group of which you are an annuitant or member must also identify you to us on their reports and tell us how the purchase payment should be allocated among the investment divisions of the Separate Account and the fixed income option.

  Your purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the purchase payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the

                                    B-PPA-19

 ...............................................................
reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the annuity unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the payment will be effective the next day the annuity unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  Your purchase payment must be large enough to produce an initial income payment of at least $50 ($20 in Massachusetts).

HOW IS THE PURCHASE PAYMENT ALLOCATED?

  You decide how the purchase payment is allocated among the fixed income option and the investment divisions of the Separate Account available to your Income Annuity.

DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS
 ...............................................................................

WHAT IS AN ANNUITY UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "annuity units." These annuity unit values are similar to "accumulation units" described earlier in Section I of this Prospectus except that we deduct the contract fee (which may be waived) and applicable annuity taxes from the purchase payment before we determine the number of annuity units in each investment division chosen.

HOW IS AN ANNUITY UNIT VALUE CALCULATED?

  We calculate the value of an annuity unit once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an annuity unit and the next annuity unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The value of annuity units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses and the deduction for the assumed investment rate ("AIR"), discussed later in this Prospectus, is positive, annuity unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses and the deduction for the AIR is negative, they will go down.

  We use the same "experience factor" as that derived for the calculation of accumulation units previously described in Section I of this Prospectus.

  To calculate an annuity unit value we first multiply the experience factor for the period by 0.99989255 (an effective annual rate of 4%) for the AIR for most Income Annuities. (The AIR may be in the range of 3% to 6%, as defined in your Income Annuity and the laws of your state.) The resulting number is then multiplied by the last previously calculated annuity unit value to produce the new annuity unit value.

HOW IS A VARIABLE INCOME PAYMENT DETERMINED AND WHAT IS THE AIR?

  Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Separate Account is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Separate Account exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Separate Account.

WHEN ARE VARIABLE INCOME PAYMENTS DETERMINED AND HOW OFTEN WILL THEY CHANGE?

  Variable income payments are determined as of the 10th day prior to the date each variable income payment is to be paid or the issue date, if later. Each variable income payment may vary from a prior payment, depending, as discussed above, upon the investment performance of the Separate Account, AIR and Separate Account charges.

TRANSFERS
 ...............................................................................

CAN YOU MAKE TRANSFERS?

  You may make transfers from one investment division to another or from an investment division to a

                                   B-PPA-20

 ...............................................................
fixed income option as long as the total number of investment divisions under your Income Annuity is no greater than four (or three investment divisions if a fixed income option is chosen). You may make an unlimited number of transfers. Your request must tell us the percentage to be transferred. You may not make a transfer from the fixed income option to an investment division.

WHEN WILL WE MAKE TRANSFERS?

  Generally, we will make a transfer as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and continue to make payments to a joint annuitant or your beneficiary under a guarantee or pay your beneficiary a refund, if you have chosen one of these income types.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make a transfer request by telephone. Except for Keogh Income Annuities, if we agree, you may also authorize your sales representative to make a request on your behalf by telephone. All telephone transfers are subject to the same procedures and limitations of liability as described earlier in Section I of this Prospectus.

DEDUCTIONS AND CHARGES
 ...............................................................................

WHAT IS THE CONTRACT FEE?

  There is a one time $350 total contract fee which is allocated proportionally between the fixed income option and the investment divisions you have chosen. The fee is taken from your purchase payment prior to crediting annuity units. This charge covers our administrative costs which include preparation of the Income Annuities, review of applications and recordkeeping. If you purchase an Income Annuity as the variable income option under your Contract and you purchased the Contract at least two years earlier, the contract fee will be waived.

WHAT ARE THE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that annuitant's may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Income Annuity will be greater than we estimated.

  These charges do not reduce the number of annuity units credited to you. These charges are calculated and paid every time we calculate the value of annuity units. (See "How is an annuity unit value calculated?" above.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed 1.25% of the average value of the assets in each investment division. Of this charge, we estimate that .50% is for administrative expenses and .75% is for the mortality and expense risk.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES?

  Yes. Some jurisdictions tax what is called "annuity considerations". We deduct money to pay annuity taxes when you make the purchase payment. A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page B-PPA-32.

WHAT VARIABLE INCOME TYPES ARE AVAILABLE?

  Three persons or entities figure in the description below: the owner of the Income Annuity, the annuitant--the person whose life is the measure for determining the amount of income payments--and the beneficiary, the person or entity who ultimately may receive a benefit under the Income Annuity.

  YOUR LIFETIME ANNUITY--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death.

  YOUR LIFETIME WITH A GUARANTEED PERIOD ANNUITY--An income payable during the annuitant's life. If, at the death of the annuitant, payments have been made for less than the guaranteed period, payments are made to the owner of the annuity for the rest of the guaranteed period. If, at the death of the owner, payments have been made for less than the guaranteed period, payments are made to the beneficiary for the rest of the guaranteed period.

  YOUR LIFETIME WITH REFUND ANNUITY--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death. At the annuitant's death the owner of the annuity receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that were paid prior to death. If the owner has predeceased the beneficiary, at the owner's death, the beneficiary receives a benefit, if any, equal to the amount applied under this income type (purchase

                                   B-PPA-21

 ...............................................................
payment) less any variable income payments that were paid prior to death.

  OUR LIFETIME ANNUITY--An income payable during the joint lives of the primary annuitant and a named second person and thereafter during the life of the secondary annuitant. The income payable to the secondary annuitant may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the secondary annuitant is selected when the income type is selected. Income payments that may be reduced upon the primary annuitant's death is a joint and survivor annuity. Income payments that may be reduced upon either the primary annuitant's or the secondary annuitant's death is a joint and contingent survivor annuity.

  OUR LIFETIME WITH A GUARANTEED PERIOD ANNUITY--An income payable during the joint lives of the primary annuitant and a named second person and thereafter during the life of the secondary annuitant. If, at the death of the secondary annuitant, payments have been made for less than the guaranteed period, payments are made to the owner of the annuity for the rest of the guaranteed period.

  If, at the death of the owner, payments have been made for less than the guaranteed period, payments are made to a beneficiary for the rest of the guaranteed period. The income payable to the secondary annuitant may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the secondary annuitant is selected when the income type is selected. Income payments that may be reduced upon the primary annuitant's death is a joint and survivor annuity. Income payments that may be reduced upon either the primary annuitant's or the secondary annuitant's death is a joint and contingent survivor annuity.

  OUR LIFETIME WITH REFUND ANNUITY--An income payable during the joint lives of the primary annuitant and a named second person and thereafter during the life of the secondary annuitant. Payments cease with the last one due before the secondary annuitant's death. At the secondary annuitant's death the owner of the annuity receives a benefit, if any, equal to the amount applied under this arrangement (purchase payment) less any variable income payments that were paid prior to death.

  If the owner has predeceased the beneficiary, at the owner's death, the ben-eficiary receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that are paid prior to death. The income payable to the secondary annuitant may be a per-centage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the secondary annuitant is selected when the income type is selected. Income payments that may be reduced upon the primary annuitant's death is a joint and survivor an-nuity. Income payments that may be reduced upon either the annuitant's or the secondary annuitant's death is a joint and contingent survivor annuity.

  INCOME FOR A GUARANTEED PERIOD--An income payable for a guaranteed period (5-30 years). Payments cease with the end of the guarantee period. If the annuitant dies prior to the end of the guarantee period, payments are made to the owner of the annuity for the rest of the guaranteed period. If the owner dies prior to the end of the guarantee, payments are made to the beneficiary for the rest of the guaranteed period.

IS THERE A FREE LOOK?

  Yes. There is a "Free Look" when you purchase an Income Annuity. (There is no "Free Look" when an Income Annuity is the variable income option under a Contract.) You may cancel your Income Annuity within 10 days (20 days in North Dakota and Idaho for individual Income Annuities) after you receive it by telling us in writing. We will then refund your purchase payment. The "Free Look" is 30 days if an individual Income Annuity was issued to you in California and you are 60 years old or older. If you cancel the Income Annuity, we will then refund the value of your annuity units. If you purchased your Income Annuity by mail, you may have more time to return your Income Annuity.

III. OTHER DEFERRED CONTRACT AND INCOME ANNUITY PROVISIONS
 ...............................................................................

CAN WE CANCEL YOUR CONTRACT OR INCOME ANNUITY?

  We may not cancel your Income Annuity.

  We may cancel your Contract. If we do so for a Contract delivered in New York, we will return the full Account Balance. In other states, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

  We will only cancel your Contract if we do not receive any purchase payments for you for 36 consecutive months and your Account Balance is less than $2,000 (except for the unallocated Keogh Contract). We may only cancel the unallocated Keogh Contract if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less

                                   B-PPA-22

 ...............................................................
then $15,000. We will only do so to the extent allowed by law. Certain Contracts do not contain these cancellation provisions.

ARE THERE SPECIAL PROVISIONS THAT APPLY IF YOU ARE A PARTICIPANT IN A PLAN SUBJECT TO ERISA?

  Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract or Income Annuity may be subject to your spouse's rights as described below.

  Generally, the spouse must give qualified consent whenever you elect to:

    a. choose income payments other than on a qualified joint and survivor basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA"), (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    b. make certain withdrawals under plans for which a qualified consent is required;

    c. name someone other than the spouse as your beneficiary;

    d. use accrued benefit as security for a loan.

  Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing which acknowledges the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing which acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death. If your benefit is worth $3,500 or less, spousal qualified consent may not be required.

WHEN ARE YOUR REQUESTS EFFECTIVE?

  In general, your requests are effective when we receive them at our Designated Office unless otherwise provided by this Prospectus.

WILL WE CONFIRM YOUR TRANSACTIONS?

  Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as pre-authorized systematic purchase payments which are transfers from the Fixed Interest Account and SWIP payments, may be confirmed quarterly. As soon as administratively feasible, MetLife will send confirmations quarterly for purchase transactions under TSA Contracts made on the basis of salary reduction or deduction.

CAN METLIFE CHANGE THE PROVISIONS OF YOUR CONTRACT OR INCOME ANNUITY?

  Yes. We have the right to make certain changes to your Contract or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of all participants or would be appropriate in carrying out the purposes of the Contract or Income Annuity. If the law requires, we will also get your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:

  1. To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.

  2. To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.

  3. To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

  4. To substitute for the portfolio shares in any investment division, the shares of another class of the Metropolitan Fund or the shares of another investment company or any other investment permitted by law.

                                   B-PPA-23

 ...............................................................

  5. To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Contracts or Income Annuities.

  6. To make any necessary technical changes in the Contracts or Income Annuities in order to conform with any of the above-described actions.

  If any changes result in a material change in the underlying investments of an investment division in which you have an amount allocated, we will notify you of the change. You may then make a new choice of investment divisions. For Contracts issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before any technical changes are made.

WHAT ARE YOUR VOTING RIGHTS REGARDING PORTFOLIO SHARES?

  In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to the Contract or Income Annuity) at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

  Accordingly, you have voting interests under the Contracts or Income Annuities. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares concerning which you have the right to give instructions will be determined as of the record date for the meeting.

  Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Contracts and Income Annuities) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

  You will be entitled to give instructions regarding the votes attributable to your Contract or Income Annuity in your sole discretion. Under the Keogh Contracts, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Contract. Under the Keogh Contracts, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

  You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

CAN YOUR VOTING INSTRUCTIONS BE DISREGARDED?

  Yes. MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Acacia Capital Corporation's boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

  In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

                                   B-PPA-24

 ...............................................................

WHO SELLS YOUR CONTRACT OR INCOME ANNUITY AND DO YOU PAY A COMMISSION ON THE PURCHASE OF YOUR CONTRACT OR INCOME ANNUITY?

  All Contracts and Income Annuities, certificates and interests in the Contracts and Income Annuities are sold through individuals who are our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934, and we are a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail.

  The licensed agents and broker-dealers who sell Contracts and Income Annuities and certificates and interests in the Contracts and Income Annuities may be compensated for such sales by commissions which we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account also does not pay sales commissions. The commissions we pay range from 0% to 6% depending on the age of the participant or annuitant.

DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?

  Yes. From time to time we advertise the performance of various Separate Account investment divisions. This performance will be stated in terms of either "yield", "change in accumulation unit value," "change in annuity unit value" or "average annual total return" or some combination of the foregoing. Yield, change in accumulation unit value, change in annuity unit value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The "yield" figures quoted in advertisements will refer to the net income generated by an investment in a particular investment division for a thirty day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. "Change in accumulation unit value" or "change in annuity unit value" refers to the comparison between values of accumulation or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage. Change in accumulation unit value or change in annuity unit value may also be expressed as an annualized figure. In addition, change in accumulation unit value or change in annuity unit value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield and change in accumulation unit value figures do not reflect the possible imposition of an early withdrawal charge of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. "Average annual total return" differs from the change in accumulation unit value and change in annuity unit value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various Contracts and Income Annuities as a result of different Separate Account charges and early withdrawal charges. Performance may be calculated based upon historical performance of the Fund and Calvert Balanced Portfolio and may assume that certain contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

  Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Index, Lehman Brothers Aggregate Index and The Morgan Stanley Capital International, Europe, Australia, Far East (EAFE) Index.

  Performance may be shown for two investment strategies that are made available under certain Contracts. The first is the "Equity Generator". Under the "Equity Generator," at the end of a specified period (i.e., monthly, quarterly), an amount equal to the interest earned during the period in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "Equalizer" SM. Under this strategy, at the end of a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division or the Aggressive Growth Division to the Fixed Interest Account or from the FIxed Interest Account to the Stock Index Division or Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return", "Aggressive Equity Generator Return", "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value

                                   B-PPA-25

 ...............................................................
with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using any other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

IV. TAXES
 ...............................................................................

GENERAL

  Tax laws are complex, and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant penalties. For details or for advice on how the law applies to your individual circumstances consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

  In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Contracts and Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?

  Generally, all contributions under the Contracts will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Because of this, federal income taxes are payable on the full amount of money you withdraw as well as on income earned under the Contract.

  Non-Qualified contracts with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, contributions under such contracts will be made on a "before-tax" basis and the rules applicable to Keogh plans will apply to such contracts, notwithstanding any provision in the contracts to the contrary. Wherever the terms "Keogh Contract" or "Keogh plan" appears in this section, the term shall be deemed to include non-qualified contracts with an appropriate endorsement issued to Keogh and corporate plans covering one individual.

  Under some circumstances certain of the Contracts, accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.

  The taxable portion of a distribution from a Keogh, 403(a) and TSA Contract to the participant or the participant's spouse (if she/he is the beneficiary) that is an "eligible rollover distribution", as defined in the Code, is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of (1) an individual retirement arrangement; (2) a qualified trust or 403(a) annuity plan, if the distribution is from a Keogh or 403(a) Contract; or (3) a TSA, if the distribution is from a TSA Contract. An eligible rollover distribution generally is the taxable portion of any distribution from a Keogh, 403(a) or TSA Contract, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant; (b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required to commence when a participant reaches age 70 1/2 or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in Section 401(k) of the Code for corporations and unincorporated businesses; (f) certain loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant; and (h) any other taxable distributions from any of these plans which are not eligible rollover distributions.

  All taxable distributions from Keogh, 403(a) and TSA Contracts that are not eligible rollover distributions will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment. All taxable distributions from the PEDC Contract will be subject to the same Federal income tax withholding as regular wages.

  Each type of Contract is subject to various tax limitations. Typically, the maximum amount of purchase payment is limited under federal tax law and there are limitations on how long money can be left under the

                                   B-PPA-26

 ...............................................................

Contracts before withdrawals must begin. A 10% tax penalty applies to certain taxable withdrawals from the Contract (or in some cases from the plan or arrangement that purchased the Contract) before you are age 59 1/2. Withdrawals from the TSA Contracts are generally entirely prohibited before age 59 1/2. If a combination of certain payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement arrangements, SEPs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($155,000 for 1996), an additional penalty tax of 15% in addition to ordinary income tax is imposed on the excess. The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules on a Contract-by-Contract basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  TSA Contracts. These fall under (S)403(b) of the Code that provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (S)501(c)(3) of the Code.

  Your employer buys the Contract for you although you then own it. The Code limits the amount of purchase payments that can be made. Purchase payments over this amount are subject to adverse tax consequences. Special rules apply to the withdrawal of excess contributions. Withdrawals before age 59 1/2 are prohib-ited except for (a) amounts contributed to or earned under your (S)403(b) ar-rangement before January 1, 1989 that were either paid into or earned under the Contract or later transferred to it in a manner satisfying applicable Code re-quirements (withdrawals are deemed to come first from pre-1989 money that is not subject to these restrictions, until all of such money is withdrawn); (b) tax-free transfers to other (S)403(b) funding vehicles or any other withdrawals that are not "distributions" under the Code; (c) amounts that are not attribut-able to salary reduction elective deferral contributions (i.e., generally amounts not attributable to your pre-tax contributions and their earnings); (d) after you die, separate from service or become disabled (as defined in the Code); (e) in the case of financial hardship (as defined in the Code) but only your purchase payments may be withdrawn for hardship, not earnings; or (f) un-der any other circumstances as the Code allows. Special withdrawal restrictions under Section 403(b)(7)(A)(ii) of the Code apply to amounts that had once been invested in mutual funds under custodial arrangements even after such amounts are transferred to a Contract.

  Withdrawals (other than tax-free transfers) that are allowed before you are age 59 1/2 are subject to an additional 10% tax penalty on the taxable portion of the withdrawal. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disabil-ity (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you, where such payments begin after separation from service; (4) made to you after you separate from service with your em-ployer after age 55; (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions); (6) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse); (7) of excess matching employer contributions made to eliminate dis-crimination under the Code; or (8) timely made to reduce an elective deferral as allowed by the Code. If you are under age 59 1/2 and are receiving SWIP pay-ments that you intend to qualify as a series of substantially equal periodic payments under (S)72(t) or (S)72(q) of the Code and thus not subject to the 10% tax penalty, any modifications to your SWIP payments before age 59 1/2 or five years after beginning SWIP payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty rule before you elect to receive any SWIP payments or make any modifications to your SWIP payments.

  Withdrawals may be transferred to another (S)403(b) funding vehicle or (for eligible rollover distributions) to an individual retirement annuity without federal tax consequences if Code requirements are met. Your Contract is not forfeitable and you may not transfer it. Generally, your entire interest in the Contract must be withdrawn or begin to be withdrawn by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. If you were age 70 1/2 before 1988 or are covered by a church or governmental plan, you may delay minimum distribution until April 1 of the year following retirement. Com-plex rules apply to the timing and calculation of these withdrawals. Other com-plex rules apply to how rapidly withdrawals must be made after your death. Gen-erally, if you die before the required withdrawals have begun, we must make payment of your entire interest under the Contract within five years of the year in which you died or begin payments under an income annuity allowed by the Code to your beneficiary over his or her lifetime or over a period not beyond your beneficiary's life expectancy starting by the December 31 of the year fol-lowing the year in which you die. If your spouse is your beneficiary, payments may be made over

                                    B-PPA-27

 ...............................................................
your spouse's lifetime or over a period not beyond your spouse's life expec-tancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death. If your Contract is subject to the Retirement Equity Act, your spouse has certain rights which may be waived with the written consent of your spouse. The IRS allows you to aggregate the amount required to be withdrawn from each TSA contract you own and to withdraw this amount in total from any one or more of the TSA contracts you own.

  KEOGH CONTRACTS. Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. Complex rules apply to the establishment and operation of such plans, including the amounts that may be contributed under them. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.

  Withdrawals before age 59 1/2 are subject to a 10% tax penalty (this does not apply to the return of any non-deductible purchase payments). This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary where such payments begin after separation from service;
(4) made to you after you separate from service with your employer after age 55; or (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions).

  Withdrawals of your entire interest under the Contract must be made or begun to be made beginning no later than the April 1 of the calendar year following the year in which you reach age 70 1/2 or within five years of the date of your death under rules similar to those described above for TSAs.

  If your benefit under the Keogh plan is worth more than $3,500, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Waiving these requirements will cause your monthly benefit to increase during your lifetime.

  Non-Qualified contracts with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, the rules applicable to Keogh plans as outlined above will apply to such contracts, notwithstanding any provision in the contracts to the contrary.

  PEDC CONTRACT. PEDC plans are available to State or local governments and certain tax-exempt organizations as described in (S)457 of the Code. These plans, which must meet the requirements of (S)457(b), provide certain tax deferral benefits to employees and independent contractors. The plans are not available to churches and qualified church-controlled organizations. Plan benefit deferrals, contributions and all income attributable to such amounts are (until made available to the participant or other beneficiary) solely the property of the employer, subject to the claims of the employer's general creditors.

  The compensation amounts that may be deferred under a PEDC plan may not exceed certain deferral limits established under the federal tax law. In addition, contributions to other plans may reduce the deferral limit even further.

  Under the plan, amounts will not be made available to participants or beneficiaries until the earliest of (1) the calendar year in which the participant reaches age 70 1/2; (2) when the participant separates from service with the employer; or (3) when the participant is faced with an unforeseeable emergency as described in the income tax regulations.

  Withdrawals must conform to the complex minimum distribution requirements of the Code, including the requirement that distributions must generally begin not later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. Although the minimum distribution rules are similar to the rules summarized above for TSAs there are some differences. For example, for PEDC plans, any distribution payable over a period of more than one year can only be made in substantially non-increasing amounts.

  Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986 and which then provided for deferral of fixed amounts or amounts determined by a fixed formula).

  403(A) CONTRACTS. The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.


                                    B-PPA-28

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  The Code limits the amount of contributions and distributions that may be made under 403(a) plans. Withdrawals before age 59 1/2 may be subject to a 10% tax penalty. Any amounts distributed under the 403(a) Contracts are generally taxed according to the rules described under (S)72 of the Code. Withdrawals of your entire interest under the Contract must be made or begun to be made no later than the April 1 of the calendar year following the year in which the participant reaches age 70 1/2 or within five years of the date of the participant's death under rules similar to those described above for TSAs.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR INCOME ANNUITY?

  Generally, all purchase payments under the Income Annuities will be on a "before-tax" basis. This means that the purchase payment was either a reduc-tion from income, entitled you to a tax deduction or was not subject to cur-rent income tax. Because of this, federal income taxes are payable on the full amount of money paid as income payments under the Income Annuity.

  Under some circumstances certain of the Income Annuities accept both purchase payments that have entitled you or the owner to a current tax deduction or to a reduction in taxable income and those that do not. Taxation of income payments depends on whether or not you or the owner were entitled to deduct or exclude from income the purchase payment in compliance with the Code.

  All taxable income payments other than income payments under the PEDC Income Annuity will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment. All taxable income payments under the PEDC Income Annuity will be subject to the same Federal income tax withholding treatment as regular wages.

  Income payments (other than tax-free transfers to other (S)403(b) funding vehicles and those made under a PEDC plan) that are allowed before you are age 59 1/2 are generally subject to an additional 10% tax penalty on the taxable portion of the income payment. This penalty does not apply to income payments
(1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary, where such payments begin after separation from service. Additionally, under TSAs, Keogh and 403(a) plans the penalty does not apply to income payments (1) made to you after you separate from service with your employer after age 55; (2) made to you on account of deductible medical expenses (whether or not you actually itemize deductions); or (3) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse). There is a possibility that if you make transfers as described earlier in this Prospectus before age 59 1/2 or within five years of the purchase of the Income Annuity, the exercise of the transfer provision may cause the retroactive imposition of this tax.

  If a combination of certain income payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement arrangements, SEPs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($155,000 for 1996), a penalty tax of 15% in addition to ordinary income taxes is imposed on the excess. The rules as to what income payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules, but we will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  Income payments under the TSA, Keogh, PEDC and 403(a) Income Annuities generally must begin by April 1 of the year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to payments which should have been made but were not. If you were age 70 1/2 before 1988 or are covered by a church or governmental plan, you may delay minimum distribution until the April 1 of the year following retirement. Complex rules apply to the timing and calculation of these income payments. Other complex rules apply to how rapidly income payments must be made after your death. If you die before income payments begin under the Income Annuity, the Code generally requires that your entire interest under the Income Annuity be paid within five years of the year in which you died. If you die before payments begin under the Income Annuity, we will make payment of your entire interest under the Income Annuity in a lump sum to your beneficiary after we receive proof of your death. If you die after income payments begin, payments must continue to be made in accordance with the income type selected. The Code requires that payments continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death. If your Income Annuity is subject to the Retirement Equity Act (REA), your spouse has certain

                                   B-PPA-29

 ...............................................................
rights which may be waived with the written consent of your spouse.

  If your benefit under a plan subject to REA is worth more than $3,500, the Code requires that your Income Annuity protect your spouse if you die before you receive any income payments under the Income Annuity or if you die while income payments are being made. You may waive these requirements with the written consent of your spouse. Waiving these requirements will cause your initial monthly benefit to increase.

  Any income payments distributed under 403(a) Income Annuities are generally taxed according to the rules described under (S)72 of the Code.

                                    B-PPA-30

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
Cover Page................................................................    1
Table of Contents.........................................................    1
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................
Financial Statements of MetLife...........................................


                                    B-PPA-31

                                   APPENDIX

                               ANNUITY TAX TABLE

The following is a current list of jurisdictions in which annuity taxes apply in respect of the Contracts and Income Annuities and the applicable annuity tax rates:

                                       IRA AND SEP                                  NON-QUALIFIED
                         TSA CONTRACTS  CONTRACTS   KEOGH AND 403(A) PEDC CONTRACTS CONTRACTS AND
                          AND INCOME    AND INCOME   CONTRACTS AND     AND INCOME      INCOME
                           ANNUITIES   ANNUITIES(1) INCOME ANNUITIES  ANNUITIES(2)    ANNUITIES
                         ------------- ------------ ---------------- -------------- -------------
California..............      0.5%          0.5%(3)        0.5%           2.35%         2.35%
District of Columbia....     2.25%         2.25%          2.25%           2.25%         2.25%
Kansas..................      --            --             --              --            2.0%
Kentucky................      2.0%          2.0%           2.0%            2.0%          2.0%
Maine...................      --            --             --              --            2.0%
Nevada..................      --            --             --              --            3.5%
Puerto Rico.............      1.0%          1.0%           1.0%            1.0%          1.0%
South Dakota............      --            --             --              --           1.25%
U.S. Virgin Islands.....      5.0%          5.0%           5.0%            5.0%          5.0%
West Virginia...........      1.0%          1.0%           1.0%            1.0%          1.0%
Wyoming.................      --            --             --              --            1.0%

-------
(1) Annuity tax rates applicable to IRA Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column headed "IRA and SEP Contracts and Income Annuities."
(2) Annuity tax rates applicable to Contracts and Income Annuities purchased under retirement plans of public employers meeting the requirements of
    Section 401(a) of the Code are included under the column headed "Keogh Contracts and Income Annuities."


(3) With respect to Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

                                   B-PPA-32

INDEX

                                                                          B-PPA
ACCOUNT BALANCE................................................................
ACCUMULATION UNIT VALUES.......................................................
  Calculation..................................................................
ANNUAL CONTRACT FEE............................................................
ANNUITY TAXES..................................................................
ANNUITY UNITS..................................................................
ASSUMED INVESTMENT RATE........................................................
AVERAGE ANNUAL TOTAL RETURN....................................................
CALVERT BALANCED PORTFOLIO MANAGEMENT FEES.....................................
CALVERT BALANCED PORTFOLIO TOTAL OPERATING EXPENSES............................
CANCELLATION...................................................................
CHANGE IN ACCUMULATION UNIT VALUE..............................................
CHANGE IN ANNUITY UNIT VALUE...................................................
COMMISSION.....................................................................
CONFIRMATION...................................................................
CONTRACTS......................................................................
CONTRACT YEAR..................................................................
DEATH BENEFIT..................................................................
DESIGNATED OFFICE..............................................................
DISABILITY.....................................................................
EARLY WITHDRAWAL CHARGE (DEFERRED SALES LOAD)..................................
EQUALIZER SM...................................................................
EQUITY GENERATOR SM ...........................................................
ERISA..........................................................................
EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES.......................................
  Certain Purchase Payments....................................................
  Death........................................................................
  Disability: Keogh, TSA, 403(a), PEDC Contracts...............................
  Federal Taxes................................................................
  Free Corridor--All other Contracts...........................................
  Free Corridor--Unallocated Keogh Contract....................................
  Free Corridor--TSA and 403(a) Contracts......................................
  Free Look....................................................................
  Hardship.....................................................................
  Income Annuity...............................................................
  Plan Termination.............................................................
  Preapproved Investment Vehicles..............................................
  Retirement...................................................................
  Separation from Service......................................................
  Systematic Termination.......................................................
  Transfers....................................................................
  Transfers from other MetLife Contracts.......................................
  Nursing Home or Terminal Illness.............................................
EXPERIENCE FACTOR..............................................................
FIXED INCOME OPTION............................................................
403(A) CONTRACT................................................................
FREE CORRIDOR..................................................................
FREE LOOK......................................................................
GENERAL ADMINISTRATIVE EXPENSES CHARGE.........................................
INCOME ANNUITIES ..............................................................
  Administration...............................................................
  Annuity Unit Value...........................................................
  Annuity Taxes................................................................
  Assumed Investment Rate......................................................

                                    B-PPA-33

                                                                          B-PPA
  Contract Fee.................................................................
  Free Look....................................................................
  General Administrative Expenses Charge.......................................
  Income Types.................................................................
  Investment Choices...........................................................
  Mortality and Expense Risk Charge............................................
  Our Lifetime Annuity.........................................................
  Our Lifetime Annuity with a Guaranteed Period................................
  Our Lifetime Annuity with Refund Annuity.....................................
  Your Lifetime Annuity........................................................
  Your Lifetime Annuity with a Guaranteed Period...............................
  Your Lifetime Annuity with Refund............................................
  Income for a Guaranteed Period...............................................
  Purchase Payment.............................................................
  Transfers....................................................................
INCOME OPTIONS.................................................................
  Fixed Income Option..........................................................
  Variable Income Option.......................................................
INVESTMENT CHOICES.............................................................
  Aggressive Growth Portfolio..................................................
  Calvert Responsibly Invested Balanced Portfolio..............................
  Diversified Portfolio........................................................
  Growth Portfolio.............................................................
  Income Portfolio.............................................................
  International Stock Portfolio................................................
  Stock Index Portfolio........................................................
HARDSHIP.......................................................................
KEOGH CONTRACTS................................................................
MANAGEMENT FEES................................................................
MORTALITY AND EXPENSE RISK CHARGE..............................................
NURSING HOME OR TERMINAL ILLNESS...............................................
PEDC CONTRACT..................................................................
PERFORMANCE....................................................................
PLAN TERMINATION...............................................................
PURCHASE PAYMENTS (CONTRIBUTIONS)..............................................
REBALANCER SM..................................................................
RETIREMENT.....................................................................
SALES LOAD.....................................................................
SALES REPRESENTATIVES..........................................................
SEPARATE ACCOUNT...............................................................
SEPARATION FROM SERVICE........................................................
SUMMARY........................................................................
SYSTEMATIC TERMINATION.........................................................
SYSTEMATIC WITHDRAWAL INCOME PROGRAM...........................................
TAX-SHELTERED ANNUITY CONTRACT.................................................
TAXES..........................................................................
  403(a) Contract..............................................................
  General--all markets.........................................................
  Keogh Contracts..............................................................
  PEDC Contract................................................................
  TSA Contracts................................................................
TELEPHONE REQUESTS.............................................................
TEXAS OPTIONAL RETIREMENT PROGRAM..............................................
TOTAL OPERATING EXPENSES.......................................................
TRANSFERS......................................................................
VALUATION PERIOD...............................................................
VOTING RIGHTS..................................................................
WITHDRAWALS....................................................................
YIELD..........................................................................

                                    B-PPA-34

      REQUEST FOR A STATEMENT OF ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc.

[_] Calvert Responsibly Invested Balanced Portfolio

[_] I have changed my address. My CURRENT address is:

                                      Name:
-------------------------------            -------------------------------
     (Contract Number)             Address:
                                           -------------------------------

-------------------------------            -------------------------------
        (Signature)                                                    zip


 METROPOLITAN LIFE INSURANCE COMPANY
 ATTN: MICHELLE FOX
 RETIREMENT AND SAVINGS CENTER
 72 EAGLE ROCK AVENUE
 EAST HANOVER, NJ 07936

--------------------------------------------------------------------------------
                                                               Bulk
                                                               Rate
                                                               U.S.
                                                             Postage
[LOGO OF METLIFE APPEARS HERE]                                 Paid
                                                             Rutland,
                                                                VT
 Metropolitan Life Insurance Company                          Permit
 501 US Highway 22                                             220
 Bridgewater, NJ 08807-2438

 ADDRESS CORRECTION REQUESTED

 FORWARDING AND RETURN
 POSTAGE GUARANTEED

          Preference Plus(R) Account Prospectus

             Enhanced Contracts andEnhanced Income Annuities

          May 1, 1996


                                                 [LOGO OF METLIFE APPEARS HERE]
                                                          Retirement & Savings
                                                          Center

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                           ENHANCED PREFERENCE PLUS
                            GROUP ANNUITY CONTRACTS

                                   ISSUED BY
                                 METROPOLITAN
                            LIFE INSURANCE COMPANY

  This Prospectus describes group Enhanced Preference Plus Contracts ("Enhanced Contracts") and group Enhanced Preference Plus Income Annuities ("Enhanced Income Annuities").

  Group Enhanced Contracts and Enhanced Income Annuities may only be purchased through your employer, or a group, association or trust of which you are a member or participant.

  You decide where your purchase payments are directed. The choices depend on what is available under your Enhanced Contract or Enhanced Income Annuity and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund").

  The Prospectus for the Metropolitan Fund is attached to the back of your Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE METROPOLITAN FUND, WHICH CONTAINS ADDITIONAL INFORMATION AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  The Prospectus sets forth concisely information about the Enhanced Contracts and Enhanced Income Annuities and Separate Account E that you should know before investing. Additional information about the Enhanced Contracts and Enhanced Income Annuities and Separate Account E has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference and which is available upon request without charge from Metropolitan Life Insurance Company, Retirement and Savings Center, 72 Eagle Rock Avenue, East Hanover, NJ 07936 Attention:
Michelle Fox. Inquiries may be made to Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center. The table of contents of the Statement of Additional Information appears on page C-PPA-30.

  The date of this Prospectus and of the Statement of Additional Information is May 1, 1996.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
INDEX OF SPECIAL TERMS................................................. C-PPA- 3
TABLE OF EXPENSES...................................................... C-PPA- 4
SUMMARY................................................................ C-PPA- 6
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION.................. C-PPA- 8
FINANCIAL STATEMENTS................................................... C-PPA- 9
OUR COMPANY AND THE SEPARATE ACCOUNT................................... C-PPA-10
THE ENHANCED CONTRACTS DESCRIBED IN THIS PROSPECTUS.................... C-PPA-10
  YOUR INVESTMENT CHOICES.............................................. C-PPA-10
  PURCHASE PAYMENTS.................................................... C-PPA-11
  DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT............ C-PPA-12
  WITHDRAWALS AND TRANSFERS............................................ C-PPA-13
  DEDUCTIONS AND CHARGES............................................... C-PPA-14
  EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES............................. C-PPA-15
  DEATH BENEFIT........................................................ C-PPA-17
  INCOME OPTIONS....................................................... C-PPA-17
ENHANCED INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS................. C-PPA-18
  ADMINISTRATION....................................................... C-PPA-18
  DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS.................... C-PPA-19
  TRANSFERS............................................................ C-PPA-19
  DEDUCTIONS AND CHARGES............................................... C-PPA-19
OTHER ENHANCED CONTRACT AND ENHANCED INCOME ANNUITY PROVISIONS......... C-PPA-21
TAXES.................................................................. C-PPA-25
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........... C-PPA-30
APPENDIX............................................................... C-PPA-31
INDEX.................................................................. C-PPA-32

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METLIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METLIFE.

                                    C-PPA-2

                             INDEX OF SPECIAL TERMS

   TERMS                                                                  PAGE
   -----                                                                --------
Account Balance........................................................ C-PPA- 6
Accumulation Units..................................................... C-PPA-12
Annuity Units.......................................................... C-PPA-19
Assumed Investment Rate................................................ C-PPA-19
Contract Year.......................................................... C-PPA-12
Designated Office...................................................... C-PPA-11
Early Withdrawal Charge................................................ C-PPA-15
Enhanced Contracts..................................................... C-PPA- 1
Enhanced Income Annuities.............................................. C-PPA- 1
Experience Factor...................................................... C-PPA-13
Free Corridor.......................................................... C-PPA-15
Enhanced Preference Plus Contracts..................................... C-PPA- 1
Enhanced Preference Plus Income Annuities.............................. C-PPA- 1
Separate Account....................................................... C-PPA- 6
Systematic Termination................................................. C-PPA-16
Systematic Withdrawal Income Program................................... C-PPA-14
Valuation Period....................................................... C-PPA-12

                                    C-PPA-3

   TABLE OF EXPENSES--ENHANCED PREFERENCE PLUS CONTRACTS AND ENHANCED INCOME
                                   ANNUITIES

  The following table illustrates Separate Account, Metropolitan Fund expenses for the fiscal year ending December 31, 1995:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS
 CURRENTLY OFFERED
 Sales Load Imposed on Purchases...................................    None
 Deferred Sales Load............................................... From 0% to
   (as a percentage of the purchase payment funding the withdrawal    7%(a)
    during the accumulation period)
 Exchange Fee......................................................    None
 Surrender Fee.....................................................    None
ANNUAL CONTRACT FEE................................................    None
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
 General Administrative Expenses Charge............................   .20%(b)
 Mortality and Expense Risk Charge.................................   .75%(b)
 Total Separate Account Annual Expenses............................   .95%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)

                                                    MANAGEMENT    OTHER
                                                       FEES    EXPENSES(C) TOTAL
                                                    ---------- ----------- -----
 Income Portfolio..................................    .25
 Diversified Portfolio.............................    .25
 Stock Index Portfolio.............................    .25
 Growth Portfolio..................................    .25
 Aggressive Growth Portfolio.......................    .75
 International Stock Portfolio.....................    .75

EXAMPLE

If you surrender your Contract at the end of the
 applicable time period:
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on as-  1 YEAR 3 YEARS 5 YEARS 10 YEARS
  sets:                                           ------ ------- ------- --------
   Income Division...............................   $      $       $       $
   Diversified Division..........................
   Stock Index Division..........................
   Growth Division...............................
   Aggressive Growth Division....................
   International Stock Division..................
If you annuitize at the end of the applicable
 time period or do not surrender your
 Contract(d):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on as-
  sets:
   Income Division...............................   $      $      $        $
   Diversified Division..........................
   Stock Index Division..........................
   Growth Division...............................
   Aggressive Growth Division....................
   International Stock Division..................

                                    C-PPA-4

-------
(a) Under certain circumstances, the deferred sales load, termed the early withdrawal charge in this Prospectus (see "Deductions and Charges", page C-PPA-14) does not apply to 10% or 20% of the Account Balance. Under certain other circumstances, the deferred sales load does not apply at all.

(b) Although total Separate Account annual expenses will not exceed .95% of average account values for Enhanced Contracts, the allocation of these expenses between general administrative expenses and the mortality and expense risk charges is only an estimate. (See "Deductions and Charges", page C-PPA-14.)
(c) Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Fund other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.
(d) The annuity purchased must be a life annuity or one with a noncommutable duration of at least five years to avoid the early withdrawal charge (see "Exemptions from Early Withdrawal Charges", page C-PPA-15).

  The purpose of the above table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account and the Metropolitan Fund. It assumes that there are no other transactions. The Example is intended for illustrative purposes only; it should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown. Annuity taxes are not reflected in the table. See "Deductions and Charges", page C-PPA-14, for a more detailed description of the charges and expenses imposed upon the assets in the Separate Account.




                                    C-PPA-5

 ...............................................................
SUMMARY
 ................................................................................

THE USE OF CERTAIN TERMS IN THIS PROSPECTUS

  This Prospectus describes variable accumulation and income annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we", "us" or "our"). The term "Enhanced Contracts" and "Enhanced Income Annuities" also includes certificates issued under certain group arrangements. Enhanced Income Annuities are described separately beginning on page C-PPA-18. "You" as used in this Prospectus means the participant or annuitant for whom money is invested in an Enhanced Contract or Enhanced Income Annuity. Under the Enhanced Contracts issued for Keogh Plans, the trustee retains all rights to control the money under the Enhanced Contract. For these Contracts, where we refer to giving instructions or making payments to us, "you" means such trustee.

YOUR INVESTMENT CHOICES (PAGES C-PPA 10-11).

  Each of the Enhanced Contracts offers an account under which we guarantee specified interest rates for specified periods (the "Fixed Interest Account"). This Prospectus does not describe that account and will mention the Fixed Interest Account only where necessary to explain how the "Separate Account" works. Each Enhanced Contract also offers a choice of investment options under which values can go up or down based upon investment performance. See "Determining the Value of Your Separate Account Investment," page C-PPA-12, for a description of accumulation units and how these values are determined based upon investment performance.

  This Prospectus describes only the investment options available through a "Separate Account" as distinct from the Fixed Interest Account.

  A SUMMARY OF THE INVESTMENT OBJECTIVES OF THE INVESTMENT CHOICES APPEARS ON PAGES C-PPA 10-11. A MORE COMPLETE DESCRIPTION OF THE INVESTMENT CHOICES IS FOUND IN THE METROPOLITAN SERIES FUND, INC. PROSPECTUS, WHICH IS LOCATED IN THE BACK OF THIS PROSPECTUS.

TAXES (PAGES C-PPA 25-28)

  A variable annuity receives special treatment under the federal income tax laws. Please refer to the pages above for information concerning how the federal tax laws affect purchase payments and withdrawals in each particular tax "market."

PURCHASE PAYMENTS; TRANSFERS (PAGES C-PPA 11-12; C-PPA 13-14)

  The Enhanced Contracts allow you to make new purchase payments, to transfer money among investment options and between the Separate Account and the Fixed Interest Account, and to withdraw monies credited to you ("Account Balance"). (See "Withdrawals and Transfers," page C-PPA-13.) Restrictions and early withdrawal charges may apply to withdrawals, depending on the circumstances and your Enhanced Contract. (See "Withdrawals and Transfers," page C-PPA-13, and "Deductions and Charges," page C-PPA-14.)

DEDUCTIONS AND CHARGES (PAGES C-PPA 14-15)

  Your Enhanced Contract is subject to various charges.

  Annual Enhanced Contract Fees: There is no annual Enhanced Contract fee. (There is a $20 annual Enhanced Contract fee imposed on certain Fixed Interest Account balances.)

  General Administrative Expenses and Mortality and Expense Risk Charge: .95% on an annual basis.

  Early Withdrawal Charge: A declining charge of up to 7% on amounts for the first seven years after each purchase payment is received.

  Metropolitan Series Fund, Inc.: Management fees and other expenses.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES (PAGES C-PPA 15-17)

  A withdrawal or transfer may not result in an early withdrawal charge. Provisions are more fully described within this Prospectus. A summary appears below.

(a) Withdrawals or Transfers without a Charge for All Markets:

  Item 1--Transfers among investment divisions or to the Fixed Interest
  Account

  Item 2--Withdrawals that represent purchase payments made over seven years ago

  Item 3--Free Corridor

  Item 4--"Free Look"

  Item 5--Certain Income Annuities

  Item 7--Mandated Withdrawals under Federal law


(b) Withdrawals or Transfers without a charge for the Enhanced Individual Retirement Annuities Market--(in addition to (a) above):

  Item 6--Death Benefit

  Item 16--Nursing Home or Terminal Illness

                                    C-PPA-6

 ...............................................................

(c) Withdrawals or Transfers without a charge for the Enhanced Non-Qualified Market--(in addition to (a) above):

  Item 6--Death Benefit

  Item 10--Retirement

  Item 11--Separation from Service

  Item 16--Nursing Home or Terminal Illness

(d) Withdrawals or Transfers Without a Charge for the Enhanced unallocated Keogh Market--(in addition to (a) above):

  Item 8--Systematic Withdrawal

  Item 9--Disability

  Item 10--Retirement

  Item 11--Separation from Service

  Item 12--Plan Termination

  Item 13--Hardship

  Item 14--Pre-Approved Investment Vehicles

DEATH BENEFIT (PAGE C-PPA-17)

  Each Enhanced Contract (other than the Enhanced unallocated Keogh Contract) offers a death benefit that guarantees certain payments in case of your death even if account values have fallen below that amount.

INCOME ANNUITIES (PAGE C-PPA-18)

  You may use your money to obtain payments guaranteed for life or for certain other periods (an annuity). These payments may be either for specified, fixed amounts or for amounts that can go up or down based on the investment performance of a choice of investment options in the Separate Account ("variable income option"). You may purchase an Enhanced Income Annuity if you did not have an Enhanced Contract during the accumulation period. Your Enhanced Income Annuity is subject to various charges. (See "Enhanced Income Annuities-- Deductions and Charges," page C-PPA-20.)

                                    C-PPA-7

             ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

  The following information has been derived from the Separate Account's full financial statements, which statements are annually audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing with the full financial statements and related notes in the Statement of Additional Information or as previously stated in earlier reports.



                                              ACCUMULATION     ACCUMULATION  NUMBER OF ACCUMULATION
                                               UNIT VALUE     UNIT VALUE END   UNITS END OF YEAR
  ENHANCED PREFERENCE PLUS CONTRACTS   YEAR BEGINNING OF YEAR    OF YEAR         (IN THOUSANDS)
  ----------------------------------   ---- ----------------- -------------- ----------------------
  Income Divi-
   sion                                1995      $24.79           $
                                       1994       25.83            24.79              125
                                       1993       23.43            25.83              151
                                       1992       22.12            23.43                0
                                       1991       19.02            22.12                0
                                       1990       17.91(a)         19.02                0
  Diversified
   Division                            1995       19.69
                                       1994       20.51            19.69              341
                                       1993       18.36            20.51              360
                                       1992       16.93            18.36               50
                                       1991       13.68            16.93                0
                                       1990       14.34(a)         13.68                0
  Stock Index
   Division                            1995       15.07
                                       1994       15.04            15.07              432
                                       1993       13.86            15.04              399
                                       1992       13.02            13.86               12
                                       1991       10.13            13.02                0
                                       1990       10.85(a)         10.13                0
  Growth Divi-
   sion                                1995       29.57
                                       1994       30.85            29.57              296
                                       1993       27.22            30.85              258
                                       1992       24.63            27.22                5
                                       1991       18.67            24.63                0
                                       1990       21.66(a)         18.67                0
  Aggressive
   Growth                              1995       26.29
  Division                             1994       27.05            26.29              189
                                       1993       22.26            27.05              163
                                       1992       20.37            22.26                1
                                       1991       12.35            20.37                0
                                       1990       14.85(a)         12.35                0
  International
   Stock                               1995       14.40
  Division                             1994       13.84            14.40              446
                                       1993        9.45            13.84              339
                                       1992       10.63             9.45                1
                                       1991       10.00(b)         10.63                0

   In addition to the above mentioned Accumulation Units, there are cash
 reserves of $     at December   , 1995 applicable to Income Annuities
 receiving annuity payouts.


(a) Inception Date July 2, 1990
(b) Inception Date July 1, 1991

                                    C-PPA-8

                                 (CHART #2-EPP)



FINANCIAL STATEMENTS

  The financial statements for the Separate Account and MetLife are in the Statement of Additional Information and are available upon request from MetLife.


                                    C-PPA-9

 ...............................................................
OUR COMPANY AND THE SEPARATE ACCOUNT
 ...............................................................................

WHO IS METLIFE?

  We are a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. We were formed in 1868 in New York and operate as a life insurance company in all 50 states, the District of
Columbia, Puerto Rico and all provinces of Canada. We have over $   billion in
assets under management.

WHAT IS THE SEPARATE ACCOUNT?

  We organized the Separate Account on September 27, 1983. It is an investment account that we maintain separate from our other assets. It is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. All income, gains and losses, whether or not realized, from the Separate Account's assets are credited to or charged against the Separate Account, without regard to our other business. In other words, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. Our obligation to honor all of our promises under the Enhanced Contracts and Enhanced Income Annuities is not limited by the amount of assets in the Separate Account.

I. THE ENHANCED DEFERRED CONTRACTS DESCRIBED IN THIS PROSPECTUS
 ...............................................................................

WHAT ARE THE ENHANCED CONTRACTS?

  The Enhanced Contracts offer you the choice of an account which pays interest guaranteed by MetLife (the Fixed Interest Account) or an account offering a range of investment choices where performance is not guaranteed. The Enhanced Contracts are called "annuities" since they offer a variety of payment options, including guaranteed income for life.

  We offer many types of Preference Plus Contracts to meet your individual needs. These include contracts meeting the tax requirements under the following provisions of the Internal Revenue Code ("Code"): (1) Individual Retirement Annuities (IRAs) under (S)408(b); (2) Simplified Employee Pensions
(SEPs) under (S)408(k); (3) Tax Sheltered Annuities (TSAs) under (S)403(b);
(4) Public Employee Deferred Compensation (PEDC) under (S)457; (5) Keogh plans under (S)401; (6) Qualified Annuity Plans (403(a)) under (S)403(a); and (7) Tax Deferred Annuities (Non-Qualified) under (S)72. Our contracts may be individual or group (offered to an employer, association, trust or other group for its employees, members or participants). Group Contracts may be issued to a bank which does nothing but hold them as contractholder. Contracts are either allocated (we keep records of your Account Balance) or unallocated (we keep Account Balance records only for the plan as a whole). Some Contracts ("Enhanced Contracts") have a reduced mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes the following Enhanced Contracts: IRAs, unallocated Keogh and Non-Qualified.

  The Prospectus will occasionally refer to the Fixed Interest Account. However, this Prospectus does not describe that account.

MAY THE ENHANCED CONTRACTS BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. If your purchase payments are made under a retirement plan, the Enhanced Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan which may limit or affect the exercise of your rights under the Enhanced Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income annuity types. For example, if part of your Account Balance represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Enhanced Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. The Enhanced Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Enhanced Contract will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

YOUR INVESTMENT CHOICES
 ...............................................................................

WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?

  The investment choices are provided through our Separate Account. Divisions available for new investments are the Income, Diversified, Stock Index, Growth, Aggressive Growth, and International Stock Divisions. Your employer, association or group may have limited the number of available divisions. Your Enhanced Contract will indicate what divisions were available to you

                                   C-PPA-10

 ...............................................................
when we issued it. We may add or eliminate divisions for some or all persons.

  The divisions do not invest directly in stocks, bonds or other investments. Instead they buy and sell shares of mutual fund portfolios that in turn do the investing. The portfolios are part of the Metropolitan Fund as shown on page 1. No sales or redemption charges apply to our purchase or sale through the Sepa-rate Account of these mutual fund shares. These mutual funds are available only through the purchase of annuities and life insurance policies and are never sold directly to the public. These mutual funds are "series" types of funds registered with the Securities and Exchange Commission as "diversified open-end management investment companies" under the 1940 Act. Each division invests in shares of a comparably named portfolio.

  A summary of the investment objectives of the currently available portfolios is as follows:

INCOME PORTFOLIO: To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities.

DIVERSIFIED PORTFOLIO: To achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company (a subsidiary of ours).

STOCK INDEX PORTFOLIO: To equal the performance of the Standard & Poor's 500 composite stock price index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

GROWTH PORTFOLIO: To achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

AGGRESSIVE GROWTH PORTFOLIO: To achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

INTERNATIONAL STOCK PORTFOLIO: To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

  Each of the currently available Metropolitan Fund portfolios pays us, the investment manager of the Metropolitan Fund, an investment management fee equivalent to an annual rate of .25% of the average daily value of the aggregate net assets of the portfolio (except that the Aggressive Growth and International Stock Portfolios pay a fee of .75% of the average daily value of its aggregate net assets). For providing us with sub-investment management services, according to a contract between us and State Street Research & Management Company ("State Street Research"), one of our subsidiaries, we pay fees to State Street Research for the Income, Diversified, Growth and Aggressive Growth Portfolios. For providing us with sub-investment management services, according to a contract between us and GFM International Investors Limited ("GFM"), our subsidiary, we pay fees to GFM for the International Stock Portfolio. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

  The Metropolitan Fund is more fully described in its prospectus and the Statement of Additional Information that the prospectus refers to. The Metropolitan Fund's prospectus is attached at the end of this prospectus. The Statement of Additional Information is available upon request.

  See "The Fund and its Purpose," in the prospectus for the Metropolitan Fund for a discussion of the different separate accounts of MetLife and Metropolitan Tower Life Insurance Company that invest in the Metropolitan Fund and the risks related to that arrangement.

PURCHASE PAYMENTS
 ................................................................................

ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?

  Yes. All purchase payments and all requests you may have concerning the Enhanced Contracts, like a change in beneficiary, should be sent to our "Designated Office". We will provide you with the address for this office. All checks should be payable to "MetLife". You can also make certain requests by telephone. In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Under certain group Enhanced Contracts, your employer or the group of which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the investment divisions and the Fixed Interest Account.


                                    C-PPA-11

 ...............................................................
  Your first purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  For Enhanced Non-Qualified Contracts, your purchase payments may also be made "automatically" through procedures that we call "automatic payroll deduction" and "check-o-matic". With "automatic payroll deduction", your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic", your bank deducts monies from your bank checking account and makes the purchase payment for you.

  Purchase payments, including "check-o-matic" payments, are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the accumulation unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  There is no minimum purchase payment except for the Enhanced unallocated Keogh Contract. For the Enhanced unallocated Keogh Contract, each purchase payment must be at least $2,000, and total purchase payments must be at least $15,000 for the first Contract Year. (Depending on underwriting and plan requirements, Contract Year for the first year is the first three to fifteen month period the Contract is in force; thereafter, it is each subsequent twelve month period.) During subsequent Contract Years, total purchase payments made under the Enhanced unallocated Keogh Contract must be at least $5,000.

  We may reject purchase payments over $500,000. Your purchase payments may also be limited by the federal tax laws.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  You decide how a purchase payment is allocated among the Fixed Interest Account and the investment divisions of the Separate Account available to your Enhanced Contract. Changes of allocation for new purchase payments will be made upon receipt of your notification to us of the changes. You may also specify a day as long as it is within 30 days after we receive the request.

ARE THERE ANY LIMITS ON SUBSEQUENT PURCHASE PAYMENTS?

  You may generally make purchase payments at any time before the date income payments begin except as limited by the tax laws. You may not make purchase payments after you have made a withdrawal based on termination of employment under the Enhanced unallocated Keogh Contract or retirement under certain Enhanced Contracts. No additional purchase payments may be made after commencement of a systematic termination (from both the Fixed Interest and Separate Accounts), described below, until we receive written notice that you request cancellation of the systematic termination. You may continue to make purchase payments while you receive Systematic Withdrawal Income Program payments, as described later in this Prospectus, except if purchase payments are made through "automatic payroll deduction", "check-o-matic", salary reduction or salary deduction.

  In order to comply with regulatory requirements in the state of Oregon, we may limit the ability of Oregon residents to make purchase payments after such Contract has been held for more than three years, if the Contract was issued after age 60, or after age 63, if the Contract was issued before age 61.

DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
 ................................................................................

WHAT IS AN ACCUMULATION UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "accumulation units". When you make purchase payments or transfers into an investment division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from an investment division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units credited is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each investment division of the Separate Account.

HOW IS AN ACCUMULATION UNIT VALUE CALCULATED?

  We calculate the value of accumulation units once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an accumulation unit and the next accumulation unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which

                                    C-PPA-12

 ...............................................................
the transaction occurred. The value of accumulation units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses is positive, accumulation unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses is negative, they will go down.

   We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios. The experience factor is calculated as of the end of each Valuation Period as follows: We take the net asset value per share of the underlying portfolio, add the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtract any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a percentage that reflects investment performance. We then subtract a charge not to exceed .000025905 (an effective annual rate of .95%) for Enhanced Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risk we assume under the Enhanced Contracts.

  To calculate an accumulation unit value we multiply the experience factor for the period since the last calculation by the last previously calculated accumulation unit value. We then add this to the prior accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was .05, the new accumulation unit value is $12.60 ($12.00 X .05 = $.60; $.60 + $12.00 =
$12.60). On the other hand, if the experience factor was -.05, the new accumulation unit value is $11.40 ($12.00 x (.05) = $(.60); $12.00 - $.60 =
$11.40).

WITHDRAWALS AND TRANSFERS
 ...............................................................................

CAN YOU MAKE WITHDRAWALS AND TRANSFERS?

  Yes. You may either withdraw all or part of your Account Balance from the Enhanced Contract or transfer it from one investment division to another or to the Fixed Interest Account.

  Withdrawals must be at least $500 (or the Account Balance, if less). You may make an unlimited number of transfers. Your request must tell us the percentage or dollar amount to be withdrawn or transferred. If we agree, you may also submit an authorization directing us to make transfers on a continuing periodic basis from one investment division to another or to the Fixed Interest Account. We may require that you maintain a minimum Account Balance in an investment division from which you desire to make transfers upon this authorization.

WHEN WILL WE MAKE WITHDRAWALS OR TRANSFERS?

  Generally, as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased.

CAN YOU MAKE PAYMENTS DIRECTLY TO OTHER INVESTMENTS ON A TAX-FREE BASIS?

  Generally yes, if you so request, but only if all applicable requirements of the Code are met, and we receive all information necessary for us to make the payment.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make transfer requests by telephone unless prohibited by state law. Except for the Enhanced unallocated Keogh Contract, if we agree and you complete the form we supply to you, you may also authorize your sales representative to make a transfer request on your behalf by telephone. Whether you have your sales representative make transfer requests or you make the transfer request by telephone yourself, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to make transfers from both your Fixed Interest and Separate Account Balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls requesting a transfer will be recorded. You (or the sales representative) will be asked to produce your personalized data prior to our initiating any requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to the Designated Office.

                                   C-PPA-13

 ...............................................................

CAN YOU MAKE SYSTEMATIC WITHDRAWALS?

  Yes. If we agree and, if approved in your state, for Enhanced IRA Contracts, you may request us to make "automatic" withdrawals for you on a periodic basis through our Systematic Withdrawal Income Program ("SWIP"). SWIP payments are not payments made under an income option or under an income annuity, as described later in this Prospectus. You may choose to receive SWIP payments for either a specific dollar amount or a percentage of your Account Balance. You must meet certain total Account Balance minimums to initiate SWIP payments. Each SWIP payment must be at least $50. Your payment date is the date you specify, if we receive your request at least 10 days prior to the initial payment date. Otherwise, payments will commence 30 days from the date you specify. If you do not specify a payment date, payments will commence 30 days from the date we receive your request. The date of the first SWIP payment is your SWIP anniversary date. Requests to commence SWIP payments may not be made by telephone. Changes to the specified dollar amount or percentage or to alter the timing of payments may be made once a year. Requests for such changes must be made at least 30 days prior to the SWIP anniversary date. You may cancel your SWIP request at anytime by telephone or by writing us at the Designated Office.

FROM WHAT INVESTMENT DIVISIONS WILL WITHDRAWALS BE MADE FOR SWIP PAYMENTS?

  Depending on your Enhanced IRA Contract, each SWIP payment will be taken on a prorata basis from either (1) the Fixed Interest Account and each investment division of the Separate Account in which you then have an Account Balance or
(2) only from each investment division of the Separate Account in which you then have an Account Balance. If your total Account Balance is insufficient to make a requested SWIP payment, the remaining Account Balance will be paid to you.

WILL YOU PAY AN EARLY WITHDRAWAL CHARGE (SALES LOAD) WHEN YOU RECEIVE A SWIP PAYMENT?

  For purposes of the early withdrawal charge, SWIP is characterized as a single withdrawal made in a series of payments over a twelve month period. If SWIP payments comprise the first withdrawal of the Contract Year and are within the 10% "free corridor", calculated for this purpose as 10% of the Account Balance on the SWIP anniversary date, all SWIP payments will not be subject to an early withdrawal charge. SWIP payments in excess of the 10% free corridor and SWIP payments that comprise the second or later withdrawal of the Contract Year will be subject to an early withdrawal charge unless the payments are from other amounts to which an early withdrawal charge no longer applies. See "Deductions and Charges" immediately below.

  SWIP payments are treated as withdrawals for federal income tax purposes. All or a portion of the amounts withdrawn under SWIP will be subject to federal income tax and, if you are under age 59 1/2, tax penalties may apply. See "Taxes", pages C-PPA 25-28.

DEDUCTIONS AND CHARGES
 ................................................................................

ARE THERE ANNUAL ENHANCED CONTRACT CHARGES?

  There are no Separate Account annual Enhanced Contract charges.

WHAT ARE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Enhanced Contract purchasers and participants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay for Enhanced allocated Contracts will be larger than the Account Balance. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Enhanced Contracts will be greater than we estimated.

  These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See "How is an accumulation unit value calculated?" above.)

  As a result of reduced administrative expenses associated with Enhanced Contracts, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed .95% of the average value of the assets in each investment division. Of this charge, we estimate that .20% is for administrative expenses and .75% is for the mortality and expense risk.

  During 1995, these charges were $     for all contracts in Separate Account
E.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES AND WHEN ARE THEY PAID?

  Some jurisdictions tax what is called "annuity considerations." These may include purchase payments, account balances and death benefits. We currently do not deduct any monies from purchase payments, account balances or death benefits to pay these taxes in most jurisdictions. Our practice generally is to deduct money to pay annuity taxes only when you

                                    C-PPA-14

 ...............................................................
purchase an income annuity. In the jurisdictions of Pennsylvania, South Dakota and Washington, D.C., we may deduct money to pay annuity taxes on lump sum withdrawals or when you purchase an income annuity. We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

  A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page C-PPA-32.

WHAT IS THE EARLY WITHDRAWAL CHARGE (SALES LOAD)?

  The following paragraphs describe how the early withdrawal charge is determined. The early withdrawal charge reimburses us for our costs in selling the Enhanced Contracts. We may use any of our profits derived from the mortality and expense risk charge to pay for any of our costs in selling the Enhanced Contracts that exceed the revenues generated by the early withdrawal charge. However, we believe that our sales expenses may exceed revenues generated by the early withdrawal charge and, in such event, we will pay such excess out of our surplus.

  To determine the early withdrawal charge for the Enhanced Contracts, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and what account or investment division the withdrawal is actually coming from. To do this, we first assume that your withdrawal is from amounts (other than earnings) that can be withdrawn without an early withdrawal charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" basis. Once we have determined the amount of the early withdrawal charge, we will actually withdraw it from each investment division in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

  For partial withdrawals from an investment division, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown below. Then we will make the payment directed, and withdraw the early withdrawal charge from that investment division.

  For a full withdrawal from an investment division we multiply the amount to which the withdrawal charge applies by the percentage shown below, keep the result as an early withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal from an investment division if your Account Balance in that investment division is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

  For the Enhanced Contracts, withdrawal charges are imposed on amounts (other than earnings) for the first seven years after the purchase payment is received as shown in the table below.

                         DURING PURCHASE PAYMENT YEAR

                                                                                                  [8 &
   1          2             3             4             5             6             7            BEYOND]
  7%          6%            5%            4%            3%            2%            1%              0%


  As required by the federal securities laws, your total early withdrawal charges will never exceed 9% of all your purchase payments applied to the investment divisions to the date of the withdrawal. As a result of the reduced sales costs associated with certain Enhanced Preference Plus Contracts, no early withdrawal charges from the Separate Account are deducted for withdrawals under those Enhanced Contracts. When no allocations or transfers are made to the Separate Account except in connection with the Equity GeneratorSM investment strategy, withdrawal charges will be calculated as described above, but the charge imposed will not exceed earnings.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES
 ...............................................................................

CAN YOU MAKE WITHDRAWALS OR TRANSFERS WITHOUT EARLY WITHDRAWAL CHARGES?

  Yes. There are several types of withdrawals that will not result in an early withdrawal charge to you. Tax penalties may still apply and the amounts withdrawn may also be subject to federal income tax, see "Taxes", pages C-PPA-25-28. We may require proof satisfactory to us that any necessary conditions have been met.

  The following describes the situations where we do not impose an early withdrawal charge:

  1. Transfers made among the investment divisions of the Separate Account or to the Fixed Interest Account.

  2. Withdrawals that represent purchase payments made over seven years ago.

  3. A "free corridor" withdrawal described below. Depending on your Enhanced Contract, the free corridor percentage may either be taken in an unlimited number of partial withdrawals (for each withdrawal we calculate the percentage it represents of your Account Balance and whenever the total of such percentages exceeds the

                                   C-PPA-15

 ...............................................................
specified percentage the early withdrawal charge applies) or as part of the first withdrawal from your Account Balance during the Contract Year. In either case the free corridor is the greater of the percentage described below or amounts which are not subject to an early withdrawal charge. For the Enhanced unallocated Keogh and certain Enhanced Contracts, the free corridor is in addition to any amounts which are not subject to an early withdrawal charge as described in items 4-14 below, except for amounts which are exempted pursuant to Systematic Termination, described in item 8 below.

   (a) For the Enhanced unallocated Keogh, you can withdraw up to 20% of your Account Balance during each Contract Year.

   (b) For certain Enhanced IRA and Non-Qualified Contracts, you can withdraw up to 10% of your Account Balance during each Contract Year. For other Enhanced IRA and Non-Qualified Contracts, you can withdraw or transfer up to 10% of your Fixed Interest Account balance each Contract Year.

  4. "Free Look": You may cancel your Enhanced Contract within 10 days after you receive it by telling us in writing. We will then refund all of your purchase payments (however for Enhanced IRA and Non-Qualified Contracts issued to you in New York, Illinois, Minnesota and Pennsylvania we will instead pay you your Account Balance). If you purchased your Contract by mail, you may have more time to return your Contract.

  5. You purchase an income annuity from us for life or a noncommutable period of five years or more.

  6. You die before any income payments have been made and we pay your beneficiary a death benefit.

  7. The withdrawal is required to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to the Enhanced Contracts.

  8. Systematic Termination: For the Enhanced unallocated Keogh Contract, a total withdrawal ("Systematic Termination") that is paid in annual installments of (1) 20% of your Account Balance upon receipt of your request (we will reduce this first installment by the amount of any previous partial withdrawals during the current Contract Year); (2) 25% of your then current Account Balance one year later; (3) 33 1/3% of your then current Account Balance two years later; (4) 50% of your then current Account Balance three years later; and (5) the remainder four years later. You may cancel remaining payments under a Systematic Termination at any time. However, if you again decide to take a full withdrawal, the entire Systematic Termination process starts over. If, after beginning a Systematic Termination, you decide to take your full withdrawal in amounts exceeding the percentages allowed, the excess amount withdrawn in any year is subject to the applicable withdrawal charges.

  9. Disability: For the Enhanced unallocated Keogh Contract, if you are totally disabled (as defined under the Federal Social Security Act) and you request a total withdrawal. For the Enhanced unallocated Keogh Contract that fund plans subject to the Employee Retirement Income Security Act of 1974, the definition of disability is also as defined under the Federal Social Security Act, unless defined in the plan.

  10. Retirement:

   (a) For the Enhanced Non-Qualified Contract, if you retire and you are receiving retirement benefits from your employer's qualified plan.

   (b) For the Enhanced unallocated Keogh Contract, if there is a plan which defines retirement and you retire under such definition. If you are a "restricted" participant, as shown in the Enhanced Contract, you must have been a participant in the Enhanced Contract for the period stated in the Enhanced Contract.

  11. Separation from Service: For the Enhanced unallocated Keogh Contract, if you are a "restricted" participant, as shown on the Enhanced Contract, you must also have been a participant in the Enhanced Contract for the period stated in the Enhanced Contract. For the Enhanced Non-Qualified Contract, you must also be eligible to receive retirement benefits.

  12. Plan Termination: For the Enhanced unallo- cated Keogh Contract, if your plan terminates and the Account Balance is "rolled over" into another annuity contract we issue.

  13. Hardship: For the Enhanced unallocated Keogh Contract, if you suffer an unforeseen hardship.

  14. Pre-Approved Investment Vehicles: For the Enhanced unallocated Keogh Contract, if you make a direct transfer to other investment vehicles we have pre-approved. For the Enhanced unallocated Keogh Contract, if you are a "restricted" participant, as shown in the Contract, and your Account Balance is "rolled over" to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.


                                   C-PPA-16

 ...............................................................

  15. Transfer from other MetLife Contracts: (a) For transfers prior to January 1, 1996: If you "roll-over" amounts from other MetLife contracts we designate, of the following two formulas we will apply the one that is more favorable to you: (1) treat our other contract and this Enhanced Contract as if they were one for purposes of determining when a purchase payment was made by crediting your purchase payments with the time you held them under our other contract prior to the time they were "rolled over" or (2) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                          DURING PURCHASE PAYMENT YEAR

                                                                                                          [6 &
   1              2                     3                     4                     5                    BEYOND]
  5%              4%                    3%                    2%                    1%                       0

  (b) For transfers commencing on or after January 1, 1996: (1) if you "roll over" amounts from other MetLife contracts we designate and if they have been in force at least two years we will apply the one of the following two formulas that is more favorable to you: (A) the same withdrawal charge schedule that would have applied to the "rolled over" amounts had they remained in your other MetLife contracts; however, any exceptions or reductions to the basic withdrawal charge percentage that the Contract does not provide for (such as a 0% charge at the end of an interest rate guarantee period or a 3% charge at the third anniversary) will not apply; and (B) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                       DURING PURCHASE PAYMENT YEAR

                                                                                                          6 &
   1              2                     3                     4                     5                    BEYOND
  5%              4%                    3%                    2%                    1%                     0%

Purchase payment year for this purpose is measured from the date of the "roll over," not the original purchase payment date under the other MetLife contracts.

  (2) If the other MetLife contracts have been in force less than two years, we will treat the other contracts and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting under this Contract your purchase payments with the time you held them under the other MetLife contracts prior to the time they were "rolled over."

  16. Nursing Home or Terminal Illness: For the Enhanced IRA and Non-Qualified Contracts, you or your spouse is a resident in certain nursing home facilities for at least 90 consecutive days or you or your spouse has been diagnosed as terminally ill and is expected to die within twelve months.

DEATH BENEFIT
 ................................................................................

WHAT IS THE DEATH BENEFIT?

  The death benefit is the greatest of (i) your Account Balance, (ii) your highest Account Balance as of the end of the calendar year in which the 5th, 10th, 15th and so on anniversary of the start of your uninterrupted participation in the Enhanced Contract occurs less any later partial withdrawals and any later annual Enhanced Contract charges withdrawn from the Fixed Interest Account and (iii) the total of all of your purchase payments less any partial withdrawals. There is no death benefit for the Enhanced unallocated Keogh Contract.

WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?

  The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Account Balance. If we receive proof of death without any appropriate directions, we will take no action with regard to the Account Balance until we receive appropriate directions.

  You name the beneficiary under the Enhanced IRA and Non-Qualified Contracts. The death benefit is paid to the Keogh trustee under the Enhanced unallocated Keogh Contract.

  The payee may take a lump sum cash payment or use the death benefit (less any applicable annuity taxes) to purchase an income annuity from the types available under your Enhanced Contract.

INCOME OPTIONS
 ................................................................................

CAN METLIFE PROVIDE YOU WITH AN INCOME GUARANTEED FOR LIFE OR OFFER A WIDE CHOICE OF OTHER PERIODS?

  Yes. You may withdraw all or a portion of your Account Balance and use that money (less any annuity taxes that must be paid) to purchase an income annuity.

  You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis. Non-life contingent annuities are available for various payout periods.

  Other life annuity options are available which have a refund feature or are guaranteed for a period of time and are life contingent afterwards. The amount of the initial payment under an income annuity must be at least $50 ($20 in Massachusetts).

  All provisions relating to income annuities are subject to the limitations imposed by the Code.

                                    C-PPA-17

 ...............................................................

WHAT TYPES OF INCOME OPTIONS ARE AVAILABLE?

  Both fixed and variable income options are available. Under a fixed income option, we guarantee a specified, fixed payment, which will depend on the income option chosen, the age and sex of the annuitant and joint annuitant, if applicable, (except where unisex rates are required by law) and the amount of your total Account Balance. If a currently issued immediate annuity of the same type will provide greater income payments, the immediate annuity rates will be used.

  If you do not select an income option by the date the Enhanced Contract specifies, you have not withdrawn your entire Account Balance, and your Enhanced Contract was not issued under a retirement plan, you will be issued a life annuity with a ten (10) year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a fixed income option and your Separate Account Balance will be used to provide a variable income option.

  More information concerning the variable income option, including investment choices, determining the value of variable income payments, transfers, deductions and charges, variable income option types and taxes are discussed below under "Income Annuities."

II. ENHANCED INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS
 ...............................................................................

WHAT ARE THE ENHANCED INCOME ANNUITIES?

  Enhanced Income Annuities provide you with a series of payments for either a period of time or life which are based upon the investment performance of the Separate Account. The amount of the payment will fluctuate and is not guaranteed as to a specified amount. You may elect to have a portion of your income payment under the fixed income option which is guaranteed by MetLife's general account. That portion of the payment from the fixed income option will not fluctuate and is fixed. You may purchase an Enhanced Income Annuity even if you did not have an Enhanced Contract during the accumulation period.

  Income Annuities can be either group or individual and are offered as IRAs, SEPs, TSAs, PEDC, Keogh, 403(a) and Non-Qualified annuities. Some Income Annuities ("Enhanced Income Annuities") have a reduced general administrative expenses and mortality and expense risk charge as a result of reduced administration expenses.

  This Prospectus describes the following Enhanced Income Annuities: IRAs, unallocated Keogh and Non-Qualified.

MAY THE ENHANCED INCOME ANNUITY BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. Your Enhanced Income Annuity may provide that your choice of income types is subject to the terms of your retirement plan. Your Enhanced Income Annuity will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

WHAT ARE THE INVESTMENT CHOICES?

  The investment choices, provided through the Separate Account, are the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Divisions described earlier in Section I of this Prospectus under "Your Investment Choices." Your employer, association or group may have limited the number of available divisions. Your Enhanced Income Annuity will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons. You may choose up to four investment divisions to provide the variable income payment or up to three investment divisions if a fixed income option is also selected.

ADMINISTRATION
 ...............................................................................

WHAT ADMINISTRATIVE DETAILS SHOULD YOU KNOW?

  Your purchase payment and all requests concerning Enhanced Income Annuities should be sent to our Designated Office. We will provide you with the address for this office. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have the purchase payment for the Enhanced Income Annuity credited to you, we must receive your payment and complete documentation. We will provide the appropriate forms. Your employer, the trustee of the Keogh plan or the group of which you are an annuitant or member must also identify you to us on their reports and tell us how the purchase payment should be allocated among the investment divisions of the Separate Account and the fixed income option.

  Your purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the purchase payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are

                                   C-PPA-18

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received on a day when the annuity unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the payment will be effective the next day the annuity unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  Your purchase payment must be large enough to produce an initial income payment of at least $50 ($20 in Massachusetts).

HOW IS THE PURCHASE PAYMENT ALLOCATED?

  You decide how the purchase payment is allocated among the fixed income option and the investment divisions of the Separate Account available to your Enhanced Income Annuity.

DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS
 ................................................................................

WHAT IS AN ANNUITY UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "annuity units." These annuity unit values are similar to "accumulation units" described earlier in Section I of this Prospectus except that we deduct applicable annuity taxes from the purchase payment before we determine the number of annuity units in each investment division chosen.

HOW IS AN ANNUITY UNIT VALUE CALCULATED?

  We calculate the value of an annuity unit once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an annuity unit and the next annuity unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The value of annuity units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses and the deduction for the assumed investment rate ("AIR"), discussed later in this Prospectus, is positive, annuity unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses and the deduction for the AIR is negative, they will go down.

  We use the same "experience factor" as that derived for the calculation of accumulation units previously described in Section I of this Prospectus.

  To calculate an annuity unit value we first multiply the experience factor for the period by 0.99989255 (an effective annual rate of 4%) for the AIR for most Enhanced Income Annuities. (The AIR may be in the range of 3% to 6%, as defined in your Enhanced Income Annuity and the laws of your state.) The resulting number is then multiplied by the last previously calculated annuity unit value to produce the new annuity unit value.

HOW IS A VARIABLE INCOME PAYMENT DETERMINED AND WHAT IS THE AIR?

  Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Separate Account is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Separate Account exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Separate Account.

WHEN ARE VARIABLE INCOME PAYMENTS DETERMINED AND HOW OFTEN WILL THEY CHANGE?

  Variable income payments are determined as of the 10th day prior to the date each variable income payment is to be paid or the issue date, if later. Each variable income payment may vary from a prior payment, depending, as discussed above, upon the investment performance of the Separate Account, AIR and Separate Account charges.

TRANSFERS
 ................................................................................

CAN YOU MAKE TRANSFERS?

  You may make transfers from one investment division to another or from an investment division to a fixed income option as long as the total number of investment divisions under your Enhanced Income Annuity is no greater than four (or three investment divisions if a fixed income option is chosen). You may make an unlimited number of transfers. Your request must tell us the percentage to be transferred. You may not make a transfer from the fixed income option to an investment division.


                                    C-PPA-19

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WHEN WILL WE MAKE TRANSFERS?

  Generally, we will make a transfer as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and continue to make payments to a joint annuitant or your beneficiary under a guarantee or pay your beneficiary a refund, if you have chosen one of these income types.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make a transfer request by telephone. Except for the Enhanced unallocated Keogh Income Annuity, if we agree, you may also authorize your sales representative to make a request on your behalf by telephone. All telephone transfers are subject to the same procedures and limitations of liability as described earlier in Section I of this Prospectus.

DEDUCTIONS AND CHARGES
 ...............................................................................

WHAT IS THE CONTRACT FEE?

  There is no contract fee under the Enhanced Income Annuities.

WHAT ARE THE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that annuitants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Enhanced Income Annuity will be greater than we estimated.

  These charges do not reduce the number of annuity units credited to you. These charges are calculated and paid every time we calculate the value of annuity units. (See "How is an annuity unit value calculated?" above.)

  As a result of reduced administrative expenses associated with Enhanced Income Annuities, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed .95% of the average value of the assets in each investment division. Of this charge, we estimate that .20% is for administrative expenses and .75% is for the mortality and expense risk.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES?

  Yes. Some jurisdictions tax what is called "annuity considerations". We deduct money to pay annuity taxes when you make the purchase payment. A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page C-PPA-30.

WHAT VARIABLE INCOME TYPES ARE AVAILABLE?

  Three persons or entities figure in the description below: the owner of the Enhanced Income Annuity, the annuitant--the person whose life is the measure for determining the amount of income payments--and the beneficiary, the person or entity who ultimately may receive a benefit under the Enhanced Income Annuity.

  YOUR LIFETIME ANNUITY--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death.

  YOUR LIFETIME WITH A GUARANTEED PERIOD ANNUITY--An income payable during the annuitant's life. If, at the death of the annuitant, payments have been made for less than the guaranteed period, payments are made to the owner of the annuity for the rest of the guaranteed period. If, at the death of the owner, payments have been made for less than the guaranteed period, payments are made to the beneficiary for the rest of the guaranteed period.

  YOUR LIFETIME WITH REFUND ANNUITY--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death. At the annuitant's death the owner of the annuity receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that were paid prior to death. If the owner has predeceased the beneficiary, at the owner's death, the beneficiary receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that were paid prior to death.

  OUR LIFETIME ANNUITY--An income payable during the joint lives of the primary annuitant and a named second person and thereafter during the life of the secondary annuitant. The income payable to the secondary annuitant may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the secondary annuitant is selected when the income type is selected. Income payments that may be reduced upon the primary annuitant's death is a joint and survivor annuity. Income payments that may be reduced upon either the primary annuitant's or the secondary annuitant's death is a joint and contingent survivor annuity.

  OUR LIFETIME WITH A GUARANTEED PERIOD ANNUITY--An income payable during the joint lives of the primary

                                   C-PPA-20

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annuitant and a named second person and thereafter during the life of the secondary annuitant. If, at the death of the secondary annuitant, payments have been made for less than the guaranteed period, payments are made to the owner of the annuity for the rest of the guaranteed period.

  If, at the death of the owner, payments have been made for less than the guaranteed period, payments are made to a beneficiary for the rest of the guaranteed period. The income payable to the secondary annuitant may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the secondary annuitant is selected when the income type is selected. Income payments that may be reduced upon the primary annuitant's death is a joint and survivor annuity. Income payments that may be reduced upon either the primary annuitant's or the secondary annuitant's death is a joint and contingent survivor annuity.

  Our Lifetime with a Refund Annuity--An income payable during the joint lives of the primary annuitant and a named second person and thereafter during the life of the secondary annuitant. Payments cease with the last one due before the secondary annuitant's death. At the secondary annuitant's death the owner of the annuity receives a benefit, if any, equal to the amount applied under this arrangement (purchase payment) less any variable income payments that were paid prior to death.

  If the owner has predeceased the beneficiary, at the owner's death, the beneficiary receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that are paid prior to death. The income payable to the secondary annuitant may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the secondary annuitant is selected when the income type is selected. Income payments that may be reduced upon the primary annuitant's death is a joint and survivor annuity. Income payments that may be reduced upon either the primary annuitant's or the secondary annuitant's death is a joint and contingent survivor annuity.

  Income for a Guaranteed Period--An income payable for a guaranteed period (5-30 years). Payments cease with the end of the guarantee period. If the annuitant dies prior to the end of the guarantee period, payments are made to the owner of the annuity for the rest of the guaranteed period. If the owner dies prior to the end of the guarantee, payments are made to the beneficiary for the rest of the guaranteed period.

IS THERE A FREE LOOK?

  Yes. There is a "Free Look" when you purchase an Enhanced Income Annuity. (There is no "Free Look" when an Enhanced Income Annuity is the variable income option under an Enhanced Contract.) You may cancel your Enhanced Income Annuity within 10 days after you receive it by telling us in writing. We will then refund your purchase payment. If you purchased your Enhanced Income Annuity by mail, you may have more time to return your Enhanced Income Annuity.

III. OTHER DEFERRED ENHANCED CONTRACT AND ENHANCED INCOME ANNUITY PROVISIONS

 ................................................................................

CAN WE CANCEL YOUR ENHANCED CONTRACT OR ENHANCED INCOME ANNUITY?

  We may not cancel your Enhanced Income Annuity.

  We may cancel your Enhanced Contract. If we do so for an Enhanced Contract delivered in New York, we will return the full Account Balance for Enhanced IRA or Non-Qualified Contracts. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

  We will only cancel your Enhanced Contract if we do not receive any purchase payments for you for 36 consecutive months and your Account Balance is less than $2,000 (except for the Enhanced unallocated Keogh Contract). We may only cancel the Enhanced unallocated Keogh Contract if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less then $15,000. We will only do so to the extent allowed by law. Certain Enhanced Contracts do not contain these cancellation provisions.

ARE THERE SPECIAL PROVISIONS THAT APPLY IF YOU ARE A PARTICIPANT IN A PLAN SUBJECT TO ERISA?

  Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Enhanced Contract or Enhanced Income Annuity may be subject to your spouse's rights as described below.

  Generally, the spouse must give qualified consent whenever you elect to:

    a. choose income payments other than on a qualified joint and survivor basis ("QJSA") (one under which we make payment to you

                                    C-PPA-21

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     during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    b. make certain withdrawals under plans for which a qualified consent is required;

    c. name someone other than the spouse as your beneficiary;

    d. use your accrued benefit as security for a loan.

  Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing which acknowledges the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

  If your benefit is worth $3,500 or less, spousal qualified consent may not be required.

WHEN ARE YOUR REQUESTS EFFECTIVE?

  In general, your requests are effective when we receive them at our Designated Office unless otherwise provided by this Prospectus.

WILL WE CONFIRM YOUR TRANSACTIONS?

  Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as "check-o-matic", pre-authorized systematic purchase payments which are transfers from the Fixed Interest Account and SWIP payments, may be confirmed quarterly.

CAN METLIFE CHANGE THE PROVISIONS OF YOUR ENHANCED CONTRACT OR ENHANCED INCOME ANNUITY?

  Yes. We have the right to make certain changes to your Enhanced Contract or Enhanced Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of all participants or would be appropriate in carrying out the purposes of the Enhanced Contract or Enhanced Income Annuity. If the law requires, we will also get your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:

  1. To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.

  2. To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.

  3. To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

  4. To substitute for the portfolio shares in any investment division, the shares of another class of the Metropolitan Fund or the shares of another investment company or any other investment permitted by law.

  5. To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Enhanced Contracts or Enhanced Income Annuities.

  6. To make any necessary technical changes in the Enhanced Contracts or Enhanced Income Annuities in order to conform with any of the above-described actions.

  If any changes result in a material change in the underlying investments of an investment division in which you have an amount allocated, we will notify you of the change. You may then make a new choice of investment divisions. For Enhanced Contracts issued in Pennsylvania (and Enhanced Income Annuities where required by law), we will ask your approval before any technical changes are made.


                                   C-PPA-22

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WHAT ARE YOUR VOTING RIGHTS REGARDING PORTFOLIO SHARES?

  In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to the Enhanced Contract or Enhanced Income Annuity) at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

  Accordingly, you have voting interests under the Enhanced Contracts or Enhanced Income Annuities. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares concerning which you have the right to give instructions will be determined as of the record date for the meeting.

  Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Enhanced Contracts and Enhanced Income Annuities) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

  You will be entitled to give instructions regarding the votes attributable to your Enhanced Contract or Enhanced Income Annuity in your sole discretion. Under the Enhanced unallocated Keogh Contract, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Enhanced Contract. Under the Enhanced unallocated Keogh Contract, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

  You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

CAN YOUR VOTING INSTRUCTIONS BE DISREGARDED?

  Yes. MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's board of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

  In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

WHO SELLS YOUR ENHANCED CONTRACT OR ENHANCED INCOME ANNUITY AND DO YOU PAY A COMMISSION ON THE PURCHASE OF YOUR ENHANCED CONTRACT OR ENHANCED INCOME ANNUITY?

  All Enhanced Contracts and Enhanced Income Annuities, certificates and interests in the Enhanced Contracts and Enhanced Income Annuities are sold through individuals who are our licensed life insurance sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934, and we are a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and in the case of certain Enhanced Contracts and

                                   C-PPA-23

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Enhanced Income Annuities by certain of our qualified employees.

  The licensed agents and broker-dealers who sell Enhanced Contracts and Enhanced Income Annuities and certificates and interests in the Enhanced Contracts and Enhanced Income Annuities may be compensated for such sales by commissions which we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account also does not pay sales commissions. The commissions we pay range from 0% to 6% depending on the age of the participant or annuitant.

DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?

  Yes. From time to time we advertise the performance of various Separate Account investment divisions. This performance will be stated in terms of either "yield", "change in accumulation unit value," "change in annuity unit value" or "average annual total return" or some combination of the foregoing. Yield, change in accumulation unit value, change in annuity unit value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The "yield" figures quoted in advertisements will refer to the net income generated by an investment in a particular investment division for a thirty day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. "Change in accumulation unit value" or "change in annuity unit value" refers to the comparison between values of accumulation or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage. Change in accumulation unit value or change in annuity unit value may also be expressed as an annualized figure. In addition, change in accumulation unit value or change in annuity unit value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield and change in accumulation unit value figures do not reflect the possible imposition of an early withdrawal charge of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. "Average annual total return" differs from the change in accumulation unit value and change in annuity unit value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various contracts and income annuities as a result of different Separate Account charges and early withdrawal charges. Performance may be calculated based upon historical performance of the Metropolitan Fund and may assume that certain contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

  Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Index, Lehman Brothers Aggregate Index and The Morgan Stanley Capital International, Europe, Australia, Far East (EAFE) Index.

  Performance may be shown for two investment strategies that are made available under certain Enhanced Contracts. The first is the "Equity Generator". Under the "Equity Generator," at the end of a specified period (i.e., monthly, quarterly), an amount equal to the interest earned during the period in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "Equalizer" SM. Under this strategy, at the end of a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division or the Aggressive Growth Division to the Fixed Interest Account or from the FIxed Interest Account to the Stock Index Division or Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return", "Aggressive Equity Generator Return", "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using any other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as

                                   C-PPA-24

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described above, using the appropriate account and/or investment divisions.

IV. TAXES
 ...............................................................................

GENERAL

  Tax laws are complex, and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant penalties. For details or for advice on how the law applies to your individual circumstances consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

  In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Enhanced Contracts and Enhanced Income Annuities allow us to charge the Separate Account with any taxes or re-serves for taxes attributable to it, we do not expect that under current law we will do so.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED ENHANCED CONTRACT?

  All contributions under the Enhanced Contracts, other than contributions under Enhanced Non-Qualified Contracts and certain other qualified Enhanced Contracts, will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Because of this, federal income taxes are payable on the full amount of money you withdraw as well as on income earned under the Enhanced Contract.

  Enhanced Non-Qualified Contracts are issued on an "after-tax basis" so that making purchase payments does not reduce the taxes you pay. Income earned under the Enhanced Contracts is normally not taxed until withdrawn. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed.

  Under some circumstances certain Enhanced Contracts, accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or excluded the purchase payments from income in compliance with the Code.

  The taxable portion of a distribution from an Enhanced unallocated Keogh Contract to the participant or the participant's spouse (if she/he is the beneficiary) that is an "eligible rollover distribution", as defined in the Code, is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of (1) an individual retirement arrangement; (2) a qualified trust or a 403(a) annuity plan, if the distribution is from an Enhanced unallocated Keogh Contract. An eligible rollover distribution is generally the taxable portion of any distribution from an Enhanced unallocated Keogh Contract, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant; (b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required to commence when a participant reaches age 70 1/2 or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in Section 401(k) of the Code for corporations and unincorporated businesses; (f) certain loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant; and
(h) any other taxable distributions from any of these plans which are not eligible rollover distributions.

  All taxable distributions from the Enhanced unallocated Keogh Contracts that are not eligible rollover distributions and all taxable distributions from Enhanced IRA and Non-Qualified Contracts will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment.

  Each type of Enhanced Contract is subject to various tax limitations. Typically, except for the Enhanced Non-Qualified Contracts, the maximum amount of purchase payment is limited under federal tax law and there are limitations on how long money can be left under the Enhanced Contracts before withdrawals must begin. A 10% tax penalty applies to certain taxable withdrawals from the Enhanced Contract (or in some cases from the plan or arrangement that purchased the Enhanced Contract) before you are age 59 1/2. If a combination of certain payments to you from certain tax-favored plans (which includes
(S)403(a) plans, (S)403(b)

                                   C-PPA-25

 ...............................................................

arrangements, individual retirement arrangements, SEPs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($155,000 for 1996), an additional penalty tax of 15% in addition to ordinary income taxes is imposed on the excess. The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules on an Enhanced Contract-by-Enhanced Contract basis, but will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  ENHANCED IRA CONTRACTS. Annual contributions to all IRAs may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed below. Generally, no contributions are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.

  Annual contributions are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. If you or your spouse was an active participant in another retirement plan, annual contributions are fully deductible if your adjusted gross income is $25,000 or less ($40,000 for married couples filing jointly, however never fully deductible for a married person filing separately), not deductible if your adjusted gross income is over $35,000 ($50,000 for married couples filing jointly, $10,000 for a married person filing separately) and partially deductible if your adjusted gross income falls between these amounts. If you file a joint return and have a non-working spouse or elect to treat your spouse as having no compensation and your spouse is under age 70 1/2, you may make annual IRA contributions of up to $2,250 (but not above your "compensation") to two IRAs, one in your name and one in your spouse's. Neither can exceed $2,000.

  Withdrawals (other than tax-free transfers or "rollovers" to other individual retirement arrangements) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you. If you are under age 59 1/2 and are receiving SWIP payments that you intend to qualify as a series of substantially equal periodic payments under (S)72(t) or (S)72(q) of the Code and thus not subject to the 10% tax penalty, any modifications to your SWIP payments before age 59 1/2 or five years after beginning SWIP payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any SWIP payments or make any modification to your SWIP payments.

  If you made both deductible and non-deductible contributions, a partial withdrawal will be treated as a pro-rata withdrawal of both, based on all of your IRAs (not just the Enhanced IRA Contracts). The portion of the withdrawal attributable to non-deductible contributions (but not the earnings on them) is a nontaxable return of principal, and the 10% tax penalty does not apply. You must keep track of which contributions were deductible and which weren't, and make annual reports to the IRS if non-deductible contributions were made.

  Withdrawals may be transferred to another IRA without federal tax consequences if Code requirements are met. Your Enhanced Contract is not forfeitable and you may not transfer it.

  Your entire interest in the Enhanced IRA Contract must be withdrawn or begun to be withdrawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Complex rules apply to the timing and calculation of these withdrawals. Other complex rules apply to how rapidly withdrawals must be made after your death. Generally, if you die before the required withdrawals have begun, we must make payment of your entire interest under the Enhanced Contract within five years of the year in which you died or begin payments under an income annuity allowed by the Code to your beneficiary over his or her lifetime or over a period not beyond your beneficiary's life expectancy starting by the December 31 of the year following the year in which you die. If your spouse is your beneficiary and, if your Enhanced Contract permits, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If your beneficiary is your spouse, he or she may elect to continue the Enhanced IRA Contract as his or her own Enhanced IRA Contract after your death. If you die after the re-quired withdrawals have begun, payments must

                                   C-PPA-26

 ...............................................................

continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death.

  The IRS allows you to aggregate the amount required to be withdrawn from each individual retirement arrangement you own and to withdraw this amount in total from any one or more of the individual retirement arrangements you own.

  ENHANCED UNALLOCATED KEOGH CONTRACT. Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. Complex rules apply to the establishment and operation of such plans, including the amounts that may be contributed under them. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.

  Withdrawals before age 59 1/2 are subject to a 10% tax penalty (this does not apply to the return of any non-deductible purchase payments). This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you where such payments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; or (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions).

  Withdrawal of your entire interest under the Enhanced Contract must be made or begun to be made beginning no later than the April 1 of the calendar year following the year in which you reach age 70 1/2 or must be made within five years of the date of your death under rules similar to those described above for IRAs.

  If your benefit under the Keogh plan is worth more than $3,500, the Code requires that your income annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Waiving these requirements will cause your monthly benefit to increase during your lifetime.

  ENHANCED NON-QUALIFIED CONTRACTS. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Enhanced Contracts is generally deferred until it is withdrawn only if you as owner of the Enhanced Contract are an individual (or are treated as a natural person under certain other circumstances specified by the Code). The following discussion assumes that this is the case.

  Any withdrawal is generally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and a nontaxable return of principal) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

  Withdrawals (other than tax-free exchanges to other non-qualified contracts) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.

  Your Enhanced Non-Qualified Contract may be exchanged for another non-qualified contract without incurring federal income taxes if Code requirements are met. Under the Code, withdrawals need not be made by a particular age. However, It is possible that the Internal Revenue Service may determine that the Contract must be surrendered or income payments must commence by a certain age, e.g., 85 or older. If you die before payments under an income annuity begins, we must make payment of your entire interest under the Enhanced Contract within five years of the date of your death or begin payments under an income annuity allowed by the Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Enhanced Non-Qualified Contract, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death.

  The federal tax law treats all non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. This may result in more

                                   C-PPA-27

 ...............................................................
income being taxed to you on withdrawals from the Enhanced Contract made then would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR ENHANCED INCOME ANNUITY?

  All purchase payments under the Enhanced Income Annuities, other than pur-chase payments under Enhanced Non-Qualified Income Annuities and purchase pay-ments consisting of non-deductible contributions under Enhanced IRA Income An-nuities, will be on a "before-tax" basis. This means that the purchase payment was either a reduction from income, entitled you to a tax deduction or was not subject to current income tax. Because of this, federal income taxes are pay-able on the full amount of money paid as income payments under the Enhanced Income Annuity.

  The Enhanced Non-Qualified Income Annuities are issued on an "after-tax basis" so that making a purchase payment does not reduce the taxes you pay. That portion of any income payment that represents income is taxed when you receive it, but that portion that represents the purchase payment is a nontaxable return of principal.

  The Enhanced IRA Income Annuities and under some circumstances certain other Enhanced Income Annuities accept both purchase payments that have entitled you or the owner to a current tax deduction or to a reduction in taxable income and those that do not. Taxation of income payments depends on whether or not you or the owner were entitled to deduct or exclude from income the purchase payment in compliance with the Code.

  All taxable income payments will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment.

  Income payments that are allowed before you are age 59 1/2 are generally subject to an additional 10% tax penalty on the taxable portion of the income payment. This penalty does not apply to income payments (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you (however, for Keogh plans, you must also be separated from service when payments begin) or (4) under an Enhanced Non-Qualified Income Annuity purchased with a single purchase payment which provides for substantially equal periodic payments (to be made not less frequently than annually) commencing no later than one year from the purchase date. Additionally, under Keogh plans the penalty does not apply to income payments (1) made to you after you separate from service with your employer after age 55; (2) made to you on account of deductible medical expenses (whether or not you actually itemize deductions; or (3) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse). There is a possibility that if you make transfers as described earlier in this Prospectus before age 59 1/2 or within five years of the purchase of the Enhanced Income Annuity, the exercise of the transfer provision may cause the retroactive imposition of this tax.

  If a combination of certain income payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement arrangements, SEPs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($155,000 for 1996), a penalty tax of 15% in addition to ordinary income taxes is imposed on the excess. The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules, but we will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  Distributions of your entire interest under the Enhanced IRA and Keogh Income Annuities generally must be made beginning no later than the April 1 of the calendar year following the year on which you reach age 70 1/2 and a tax penalty of 50% applies to payments which should have been made but were not. Complex rules apply to the timing and calculation of these income payments. Other complex rules apply to how rapidly income payments must be made after your death. If you die before income payments begin under an Enhanced Income Annuity, the Code generally requires that your entire interest under the Income Annuity be paid within five years of the year in which you died. If you die before income payments begin, we will pay your entire interest under the Income Annuity to your beneficiary in a lump sum after we receive proof of your death. If you die after income payments begin, payments must continue to be made in accordance with the income type selected. The Code requires that payments continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death. If your Enhanced

                                   C-PPA-28

 ...............................................................

Income Annuity is subject to the Retirement Equity Act (REA), your spouse has certain rights which may be waived with the written consent of your spouse.

  If your benefit under a plan subject to REA is worth more than $3,500, the Code requires that your Enhanced Income Annuity protect your spouse if you die before you receive any income payments under the Enhanced Income Annuity or if you die while income payments are being made. You may waive these requirements with the written consent of your spouse. Waiving these requirements will cause your initial monthly benefit to increase.

  ENHANCED NON-QUALIFIED INCOME ANNUITIES. The following discussion assumes that you are an individual (or are treated as a natural person under certain other circumstances specified in the Code).

  Income payments are subject to an "exclusion ratio" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment, all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

  If you die before income payments begin, the Code generally requires payment of your entire interest in the Enhanced Income Annuity be made within five years of the date of your death. If you die before income payments begin, we will pay your entire interest under the Income Annuity to your beneficiary in a lump sum after we receive proof of your death. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution before your death, in accordance with the income type selected.

  The tax law treats two or more non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. It is unclear whether this rule adversely affects the tax treatment of income payments received under a contract which was issued during the same calendar year in which you purchased another annuity contract from the same company (or its affiliates) under which you are not yet receiving income payments.

                                   C-PPA-29

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
Cover Page................................................................    1
Table of Contents.........................................................    1
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................
Financial Statements of MetLife...........................................


                                    C-PPA-30

                                   APPENDIX

                               ANNUITY TAX TABLE

The following is a current list of jurisdictions in which annuity taxes apply in respect of the Contracts and Income Annuities and the applicable annuity tax rates:

                                       IRA AND SEP                                  NON-QUALIFIED
                         TSA CONTRACTS  CONTRACTS   KEOGH AND 403(A) PEDC CONTRACTS CONTRACTS AND
                          AND INCOME    AND INCOME   CONTRACTS AND     AND INCOME      INCOME
                           ANNUITIES   ANNUITIES(1) INCOME ANNUITIES  ANNUITIES(2)    ANNUITIES
                         ------------- ------------ ---------------- -------------- -------------
California..............      0.5%          0.5%(3)        0.5%           2.35%         2.35%
District of Columbia....     2.25%         2.25%          2.25%           2.25%         2.25%
Kansas..................      --            --             --              --            2.0%
Kentucky................      2.0%          2.0%           2.0%            2.0%          2.0%
Maine...................      --            --             --              --            2.0%
Nevada..................      --            --             --              --            3.5%
Puerto Rico.............      1.0%          1.0%           1.0%            1.0%          1.0%
South Dakota............      --            --             --              --           1.25%
U.S. Virgin Islands.....      5.0%          5.0%           5.0%            5.0%          5.0%
West Virginia...........      1.0%          1.0%           1.0%            1.0%          1.0%
Wyoming.................      --            --             --              --            1.0%

-------
(1) Annuity tax rates applicable to IRA Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column headed "IRA and SEP Contracts and Income Annuities."
(2) Annuity tax rates applicable to Contracts and Income Annuities purchased under retirement plans of public employers meeting the requirements of
    Section 401(a) of the Code are included under the column headed "Keogh Contracts and Income Annuities."


(3) With respect to Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

                                   C-PPA-31

INDEX

                                                                          C-PPA
ACCOUNT BALANCE................................................................
ACCUMULATION UNIT VALUES.......................................................
  Calculation..................................................................
ANNUAL CONTRACT FEE............................................................
ANNUITY TAXES..................................................................
ANNUITY UNITS..................................................................
ASSUMED INVESTMENT RATE........................................................
AUTOMATIC PAYROLL DEDUCTION....................................................
AVERAGE ANNUAL TOTAL RETURN....................................................
CANCELLATION...................................................................
CHANGE IN ACCUMULATION UNIT VALUE..............................................
CHANGE IN ANNUITY UNIT VALUE...................................................
CHECK-O-MATIC..................................................................
COMMISSION.....................................................................
CONFIRMATION...................................................................
CONTRACT YEAR..................................................................
DEATH BENEFIT..................................................................
DESIGNATED OFFICE..............................................................
DISABILITY.....................................................................
EARLY WITHDRAWAL CHARGE (DEFERRED SALES LOAD)..................................
ENHANCED CONTRACTS.............................................................
ENHANCED INCOME ANNUITIES......................................................
EQUALIZER SM...................................................................
EQUITY GENERATOR SM ...........................................................
ERISA..........................................................................
EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES.......................................
  Certain Purchase Payments....................................................
  Death........................................................................
  Disability: Enhanced Unallocated Keogh Contract..............................
  Federal Taxes................................................................
  Free Corridor--All other Contracts...........................................
  Free Corridor--Enhanced Unallocated Keogh Contract...........................
  Free Look....................................................................
  Income Annuity...............................................................
  Plan Termination.............................................................
  Preapproved Investment Vehicles--Enhanced Unallocated Keogh Contract.........
  Retirement--Enhanced Contracts...............................................
  Retirement--Enhanced Unallocated Keogh Contract..............................
  Separation from Service......................................................
  Systematic Termination--Enhanced Unallocated Keogh Contract..................
  Transfers....................................................................
  Transfers from other MetLife Contracts.......................................
  Nursing Home or Terminal Illness.............................................
EXPERIENCE FACTOR..............................................................
FIXED INCOME OPTION............................................................
FREE CORRIDOR..................................................................
FREE LOOK......................................................................
GENERAL ADMINISTRATIVE EXPENSES CHARGE.........................................
ENHANCED INCOME ANNUITIES......................................................
  Administration...............................................................
  Annuity Unit Value...........................................................
  Annuity Taxes................................................................
  Assumed Investment Rate......................................................
  Contract Fee.................................................................
  Free Look....................................................................
  General Administrative Expenses Charge.......................................
  Income Types.................................................................
  Investment Choices...........................................................

                                    C-PPA-32

                                                                          C-PPA
  Mortality and Expense Risk Charge............................................
  Our Lifetime Annuity.........................................................
  Our Lifetime with a Guaranteed Period Annuity................................
  Our Lifetime with Refund Annuity.............................................
  Your Lifetime Annuity........................................................
  Your Lifetime with a Guaranteed Period Annuity...............................
  Your Lifetime with Refund Annuity............................................
  Income for a Guaranteed Period...............................................
  Purchase Payment.............................................................
  Transfers....................................................................
INCOME OPTIONS.................................................................
  Fixed Income Option..........................................................
  Variable Income Option.......................................................
ENHANCED INDIVIDUAL RETIREMENT ANNUITIES.......................................
INVESTMENT CHOICES.............................................................
  Aggressive Growth Portfolio..................................................
  Diversified Portfolio........................................................
  Growth Portfolio.............................................................
  Income Portfolio.............................................................
  International Stock Portfolio................................................
  Stock Index Portfolio........................................................
ENHANCED UNALLOCATED KEOGH CONTRACT............................................
MANAGEMENT FEES................................................................
MORTALITY AND EXPENSE RISK CHARGE..............................................
ENHANCED NON-QUALIFIED CONTRACT................................................
PERFORMANCE....................................................................
PLAN TERMINATION...............................................................
PURCHASE PAYMENTS (CONTRIBUTIONS)..............................................
REBALANCER SM..................................................................
RETIREMENT.....................................................................
SALES LOAD.....................................................................
SALES REPRESENTATIVES..........................................................
SEPARATE ACCOUNT...............................................................
SEPARATION FROM SERVICE........................................................
SUMMARY........................................................................
SYSTEMATIC TERMINATION.........................................................
SYSTEMATIC WITHDRAWAL INCOME PROGRAM...........................................
TAXES..........................................................................
  General--all markets.........................................................
  Enhanced IRA Contracts.......................................................
  Enhanced Unallocated Keogh Contracts.........................................
  Enhanced Non-Qualified Contracts.............................................
TELEPHONE REQUESTS.............................................................
TOTAL OPERATING EXPENSES.......................................................
TRANSFERS......................................................................
VALUATION PERIOD...............................................................
VOTING RIGHTS..................................................................
WITHDRAWALS....................................................................
YIELD..........................................................................

                                    C-PPA-33

      REQUEST FOR A STATEMENT OF ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc.

[_] I have changed my address. My CURRENT address is:

                                      Name:
--------------------------------           ---------------------------------
    (Contract Number)              Address:
                                           ---------------------------------

--------------------------------           ---------------------------------
       (Signature)                                                       zip


 METROPOLITAN LIFE INSURANCE COMPANY
 ATTN: MICHELLE FOX
 RETIREMENT AND SAVINGS CENTER
 72 EAGLE ROCK AVENUE
 EAST HANOVER, NJ 07936

--------------------------------------------------------------------------------
                                                               Bulk
                                                               Rate
                                                               U.S.
                                                             Postage
[LOGO OF METLIFE APPEARS HERE]                                Paid
                                                             Rutland,
                                                                VT
 Metropolitan Life Insurance Company                          Permit
 501 US Highway 22                                             220
 Bridgewater, NJ 08807-2438

 ADDRESS CORRECTION REQUESTED

 FORWARDING AND RETURN
 POSTAGE GUARANTEED

          Enhanced Preference Plus(R) Prospectus

          May 1, 1996


                                                 [LOGO OF METLIFE APPEARS HERE]
                                                          Retirement & Savings
                                                          Center

          Financial Freedom Account Prospectus








          May 1, 1996


                                               [LOGO OF METROPOLITAN LIFE
                                                INSURANCE COMPANY APPEARS HERE]
                                                Retirement & Savings Center

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

    ENHANCED TSA, ENHANCED NON-QUALIFIED, ENHANCED IRA AND ENHANCED 403(A)
              PREFERENCE PLUS AND FINANCIAL FREEDOM ACCOUNT
                            GROUP ANNUITY CONTRACTS

                                   ISSUED BY
                                 METROPOLITAN
                            LIFE INSURANCE COMPANY

  This Prospectus describes group Enhanced TSA, Enhanced Non-Qualified, Enhanced Individual Retirement Annuities and Enhanced 403(a) Preference Plus and Financial Freedom Account Contracts ("Enhanced Preference Plus Contracts", "FFA Contracts" or collectively "Contracts") and group Enhanced TSA, Enhanced Non-Qualified, Enhanced Individual Retirement Annuities and Enhanced 403(a) Preference Plus and Financial Freedom Account Income Annuities ("Enhanced Preference Plus Income Annuities" or "FFA Income Annuities" or collectively "Income Annuities").

  The Enhanced Non-Qualified Preference Plus and FFA Contracts and Enhanced Non-Qualified Preference Plus and FFA Income Annuities for Section 457(e)(11) severance and death benefit plans have special tax risks. See "Special Tax Considerations for Non-Qualified Contract for Section 457(e)(11) Severance and Death Benefit Plans", page FFA-38 and "Special Tax Considerations for Non-Qualified Income Annuity for Section 457(e)(11) Severance and Death Benefit Plans", page FFA-41. These Contracts and Income Annuities are no longer currently offered for purchase.

  Group Contracts and Income Annuities may only be purchased through your employer, or a group, association or trust of which you are a member or participant or by a trust for the benefit of independent contractors or employees of the grantor of the trust.

  You decide where your purchase payments are directed. The choices depend on what is available under your Contract and may include the Fixed Interest Account, and, through Metropolitan Life Separate Account E, the Income, Diversified, Stock Index, Growth, Aggressive Growth and International Stock Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Calvert Responsibly Invested Balanced Portfolio ("Calvert Balanced Portfolio") and Calvert Capital Accumulation Portfolio ("Calvert Capital Accumulation") of the Acacia Capital Corporation and the Money Market, Equity-Income, Growth and Overseas Portfolios of the Variable Insurance Products Fund and the Investment Grade Bond and Asset Manager Portfolios of the Variable Insurance Products Fund II ("Fidelity Funds").

  The Prospectus for the Metropolitan Fund is attached to the back of your Prospectus. The Prospectuses for the Calvert Balanced Portfolio, Calvert Capital Accumulation and the Fidelity Funds are delivered separately.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO THE CURRENT PROSPECTUS FOR THE METROPOLITAN FUND, AND ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR CALVERT BALANCED PORTFOLIO, CALVERT CAPITAL ACCUMULATION PORTFOLIO AND BOTH OF THE FIDELITY FUNDS, WHERE APPLICABLE, WHICH CONTAIN ADDITIONAL INFORMATION AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  The Prospectus sets forth concisely information about the Contracts and Income Annuities and Separate Account E that you should know before investing. Additional information about the Contracts and Income Annuities and Separate Account E has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference and which is available upon request without charge from Metropolitan Life Insurance Company, Retirement and Savings Center, 72 Eagle Rock Avenue, East Hanover, NJ 07936, Attention: Michelle Fox. Inquiries may be made to Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010, Attention: Retirement and Savings Center. The table of contents of the Statement of Additional Information appears on page FFA-42.

  The date of this Prospectus and of the Statement of Additional Information is May 1, 1996.

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                         ------
INDEX OF SPECIAL TERMS.................................................. FFA- 4
TABLES OF EXPENSES...................................................... FFA- 5
SUMMARY................................................................. FFA-10
ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION BY CONTRACT....... FFA-12
FINANCIAL STATEMENTS.................................................... FFA-15
OUR COMPANY AND THE SEPARATE ACCOUNT.................................... FFA-16
  Who Is MetLife?....................................................... FFA-16
  What Is The Separate Account?......................................... FFA-16
THE CONTRACTS DESCRIBED IN THIS PROSPECTUS.............................. FFA-16
  What Are The Contracts?............................................... FFA-16
  May the Contracts be Affected by Your Retirement Plan?................ FFA-16
YOUR INVESTMENT CHOICES................................................. FFA-17
  What Are The Investment Choices And How Do We Provide Them?........... FFA-17
PURCHASE PAYMENTS....................................................... FFA-19
  Are There Special Rules Concerning The First Payment And Other Admin-
   istrative Details That You Should Know?.............................. FFA-19
  How Small Or Large Can Your Purchase Payment Be?...................... FFA-19
  How Are Purchase Payments Allocated?.................................. FFA-20
  Are There Any Limits On Subsequent Purchase Payments?................. FFA-20
DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT............... FFA-20
  What Is An Accumulation Unit Value?................................... FFA-20
  How Is An Accumulation Unit Value Calculated?......................... FFA-20
WITHDRAWALS AND TRANSFERS............................................... FFA-20
  Can You Make Withdrawals And Transfers?............................... FFA-20
  When Will We Make Withdrawals Or Transfers?........................... FFA-21
  Will We Make Payments Directly To Other Investments On A Tax-free Ba-
   sis?................................................................. FFA-21
  What Restrictions Apply To Texas Optional Retirement Program Partici-
   pants?............................................................... FFA-21
  What Restrictions Apply To TSA Contracts?............................. FFA-21
  Can You Make Transfers By Telephone?.................................. FFA-21
  Can You Make Systematic Withdrawals?.................................. FFA-21
  From What Investments Divisions Will Withdrawals Be Made For SWIP Pay-
   ments?............................................................... FFA-22
  Will You Pay An Early Withdrawal Charge (Sales Load) When You Receive
   A SWIP Payment?...................................................... FFA-22
DEDUCTIONS AND CHARGES.................................................. FFA-22
  Are There Annual Contract Charges?.................................... FFA-22
  What Are Charges For General Administrative Expenses And The Mortality
   And Expense Risk And How Much Are They?.............................. FFA-22
  Are There Deductions For Annuity Taxes And When Are They Paid?........ FFA-22
  What Is The Early Withdrawal Charge (Sales Load)?..................... FFA-22
  What Is The Early Withdrawal Charge For The Enhanced TSA, Enhanced
   403(a), Enhanced Non-Qualified and Enhanced IRA Preference Plus
   Contracts?........................................................... FFA-23
  What is the Early Withdrawal Charge for Enhanced Non-Qualified Prefer-
   ence Plus Contracts for Section 457(f) deferred compensation plans,
   Section 451 deferred fee arrangements, Section 451 deferred compensa-
   tion plans and Section 457 (e)(11) severance and death benefit plans and FFA Contracts?................................................... FFA-23
EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES................................ FFA-23
  Can You Make Withdrawals Or Transfers From the Enhanced TSA, Enhanced
   403(a), Enhanced Non-Qualified and Enhanced IRA Preference Plus Con-
   tracts Without Early Withdrawal Charges?............................. FFA-23
DEATH BENEFIT........................................................... FFA-25
  What Is The Death Benefit?............................................ FFA-25
  When And To Whom Will The Death Benefit Be Paid?...................... FFA-25
INCOME OPTIONS.......................................................... FFA-25
  Can MetLife Provide You With An Income Guaranteed For Life Or For A
   Wide Choice Of Other Periods?........................................ FFA-25
  What Types Of Income Options Are Available?........................... FFA-26
INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS........................... FFA-26
  What Are Income Annuities?............................................ FFA-26
  May The Income Annuity Be affected By Your Retirement Plan?........... FFA-26
  What Are The Investment Choices?...................................... FFA-26
ADMINISTRATION.......................................................... FFA-26
  What Administrative Details Should You Know?.......................... FFA-26
  How Small Or Large Can Your Purchase Payment Be?...................... FFA-27
  How is the Purchase Payment Allocated?................................ FFA-27

                                     FFA-2

                                                                          PAGE
                                                                         ------
DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS....................... FFA-27
  What Is An Annuity Unit Value?........................................ FFA-27
  How Is An Annuity Unit Value Calculated?.............................. FFA-27
  How Is A Variable Income Payment Determined And What Is The AIR?...... FFA-27
  When Are Variable Income Payments Determined And How Often Will They
   Change?.............................................................. FFA-27
TRANSFERS............................................................... FFA-27
  Can You Make Transfers?............................................... FFA-27
  When Will We Make Transfers?.......................................... FFA-28
  Can You Make Transfers By Telephone?.................................. FFA-28
DEDUCTIONS AND CHARGES.................................................. FFA-28
  What Is The Contract Fee?............................................. FFA-28
  What Are Charges For General Administrative Expenses And The Mortality
   And Expense Risk And How Much Are They?.............................. FFA-28
  Are There Deductions For Annuity Taxes?............................... FFA-28
  What Variable Income Types Are Available?............................. FFA-28
  Is there a Free Look?................................................. FFA-29
OTHER CONTRACT AND INCOME ANNUITY PROVISIONS............................ FFA-29
  Can We Cancel Your Contract or Income Annuity?........................ FFA-29
  Are There Special Provisions That Apply If You Are A Participant In A
   Plan Subject To ERISA?............................................... FFA-29
  When Are Requests Effective?.......................................... FFA-30
  Will We Confirm Your Transactions?.................................... FFA-30
  Can MetLife Change The Provisions Of Your Contract or Income Annuity?. FFA-30
  What Are Your Voting Rights Regarding Portfolio Shares?............... FFA-30
  Can Your Voting Instructions Be Disregarded?.......................... FFA-31
  Who Sells Your Contract or Income Annuity And Do You Pay A Commission
   On The Purchase Of Your Contract or Income Annuity?.................. FFA-31
  Does MetLife Advertise The Performance Of The Separate Account?....... FFA-31
TAXES................................................................... FFA-33
  General............................................................... FFA-33
  How Do Federal Income Taxes Affect Your Contract?..................... FFA-33
  How Do Federal Income Taxes Affect Your Income Annuity?............... FFA-38
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............ FFA-42
APPENDIX................................................................ FFA-43

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. METLIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED PROSPECTUS OR ANY SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY METLIFE.

                                     FFA-3

                             INDEX OF SPECIAL TERMS

   TERMS                                                                   PAGE
   -----                                                                  ------
Account Balance.......................................................... FFA-10
Accumulation Units....................................................... FFA-20
Annuity Units............................................................ FFA-27
Assumed Investment Rate.................................................. FFA-27
Contract Year............................................................ FFA-19
Contracts................................................................ FFA- 1
Designated Office........................................................ FFA-19
Early Withdrawal Charge.................................................. FFA-22
Enhanced Preference Plus Contracts....................................... FFA- 1
Enhanced Preference Plus Income Annuities................................ FFA- 1
Experience Factor........................................................ FFA-20
Financial Freedom Account Contracts...................................... FFA- 1
Financial Freedom Account Income Annuities............................... FFA- 1
Free Corridor............................................................ FFA-23
Income Annuities......................................................... FFA- 1
Separate Account......................................................... FFA-10
Systematic Termination................................................... FFA-24
Systematic Withdrawal Income Program..................................... FFA-21
Valuation Period......................................................... FFA-20

                                     FFA-4

   TABLE OF EXPENSES--ENHANCED TSA, ENHANCED NON-QUALIFIED, ENHANCED IRA AND
      ENHANCED 403(A) PREFERENCE PLUS CONTRACTS AND INCOME ANNUITIES

  The following table illustrates Separate Account, Metropolitan Fund, Calvert Balanced Portfolio, Calvert Capital Accumulation Portfolio and Fidelity Funds expenses for the fiscal year ending December 31, 1995:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS
 CURRENTLY OFFERED
 Sales Load Imposed on Purchases...................................    None
 Deferred Sales Load............................................... From 0% to
   (as a percentage of the purchase payment funding the withdrawal    7%(a)
    during the accumulation period)
 Exchange Fee......................................................    None
 Surrender Fee.....................................................    None
ANNUAL CONTRACT FEE................................................    None
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
 General Administrative Expenses Charge............................   .20%(b)
 Mortality and Expense Risk Charge.................................   .75%(b)
 Total Separate Account Annual Expenses............................   .95%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)

                                                    MANAGEMENT    OTHER
                                                       FEES    EXPENSES(C) TOTAL
                                                    ---------- ----------- -----
 Income Portfolio..................................    .25
 Diversified Portfolio.............................    .25
 Stock Index Portfolio.............................    .25
 Growth Portfolio..................................    .25
 Aggressive Growth Portfolio.......................    .75
 International Stock Portfolio.....................    .75

 CALVERT BALANCED PORTFOLIO ANNUAL EXPENSES
 (as a percentage of average net assets)
                                                      MANAGEMENT  OTHER
                                                         FEES    EXPENSES TOTAL
                                                      ---------- -------- -----
 CALVERT CAPITAL ACCUMULATION PORTFOLIO ANNUAL EX-
  PENSES
 (as a percentage of average net assets)
                                                      MANAGEMENT  OTHER
                                                         FEES    EXPENSES TOTAL
                                                      ---------- -------- -----
 FIDELITY FUNDS ANNUAL EXPENSES
 (as a percentage of average net assets)
                                                      MANAGEMENT  OTHER
                                                         FEES    EXPENSES TOTAL
                                                      ---------- -------- -----
 Equity-Income Portfolio.............................
 Growth Portfolio....................................
 Overseas Portfolio..................................
 Investment Grade Bond Portfolio.....................
 Asset Manager Portfolio.............................

                                     FFA-5

EXAMPLE

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
If you surrender your Contract at the end of
the applicable time period:
  You would pay the following expenses on
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $       $       $       $
   Diversified Division........................
   Stock Index Division........................
   Growth Division.............................
   Aggressive Growth Division..................
   International Stock Division................
   Calvert Responsibly Invested Balanced Divi-
    sion.......................................
   Calvert Capital Accumulation Division.......
   Fidelity Equity-Income Division.............
   Fidelity Growth Division....................
   Fidelity Overseas Division..................
   Fidelity Investment Grade Bond Division.....
   Fidelity Asset Manager Division.............
If you annuitize at the end of the applicable
time period or do NOT surrender your
Contract(d):
  You would pay the following expenses on a
  $1,000 investment in each investment division
  listed below, assuming 5% annual return on
  assets:
   Income Division.............................  $       $       $       $
   Diversified Division........................
   Stock Index Division........................
   Growth Division.............................
   Aggressive Growth Division..................
   International Stock Division................
   Calvert Responsibly Invested Balanced Divi-
    sion.......................................
   Calvert Capital Accumulation Division.......
   Fidelity Equity-Income Division.............
   Fidelity Growth Division....................
   Fidelity Overseas Division..................
   Fidelity Investment Grade Bond Division.....
   Fidelity Asset Manager Division.............


                                     FFA-6

             TABLE OF EXPENSES--FFA CONTRACTS AND INCOME ANNUITIES

  The following table illustrates Separate Account, Metropolitan Fund, Calvert Balanced Portfolio, Calvert Capital Accumulation Portfolio and Fidelity Funds expenses for the fiscal year ending December 31, 1995:

CONTRACTOWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CUR-
 RENTLY OFFERED
 Sales Load Imposed on Purchases...................................... None
 Deferred Sales Load.................................................. None
 Exchange Fee......................................................... None
 Surrender Fee........................................................ None
ANNUAL CONTRACT FEE................................................... None
SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)
  General Administrative Expenses Charge.............................. .20%(b)
  Mortality and Expense Risk Charge................................... .75%(b)
  Total Separate Account Annual Expenses.............................. .95%
METROPOLITAN FUND ANNUAL EXPENSES
   (as a percentage of average net assets)
                                                MANAGEMENT    OTHER
                                                   FEES    EXPENSES(C) TOTAL
                                                ---------- ----------- -----
 Stock Index Portfolio.........................    .25
CALVERT BALANCED PORTFOLIO ANNUAL EXPENSES
 (as a percentage of average net assets)
                                                MANAGEMENT    OTHER
                                                   FEES     EXPENSES   TOTAL
                                                ---------- ----------- -----
CALVERT CAPITAL ACCUMULATION PORTFOLIO ANNUAL
 EXPENSES
 (as a percentage of average net assets)
                                                MANAGEMENT    OTHER
                                                   FEES     EXPENSES   TOTAL
                                                ---------- ----------- -----
FIDELITY FUNDS ANNUAL EXPENSES
 (as a percentage of average net assets)

                                                       MANAGEMENT  OTHER
                                                          FEES    EXPENSES TOTAL
                                                       ---------- -------- -----
  Money Market Portfolio..............................
  Equity-Income Portfolio.............................
  Growth Portfolio....................................
  Overseas Portfolio..................................
  Investment Grade Bond Portfolio.....................
  Asset Manager Portfolio.............................

                                     FFA-7

EXAMPLE

                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                             ------ ------- ------- --------
If you surrender your Contract at the end
of the applicable time period:
  You would pay the following expenses on a
  $1,000 investment in each investment di-
  vision listed below, assuming 5% annual
  return on assets:
   Stock Index Division....................   $      $       $        $
   Calvert Responsibly Invested Balanced
   Division................................
   Calvert Capital Accumulation Division...
   Fidelity Money Market Division..........
   Fidelity Equity Income Division.........
   Fidelity Growth Division................
   Fidelity Overseas Division..............
   Fidelity Investment Grade Bond Division.
   Fidelity Asset Manager Division.........
If you annuitize at the end of the applica-
ble time period or do NOT surrender your
Contract(d):
  You would pay the following expenses on a
  $1,000 investment in each investment di-
  vision listed below, assuming 5% annual
  return on assets:
   Stock Index Division....................   $      $       $        $
   Calvert Responsibly Invested Balanced
   Division................................
   Calvert Capital Accumulation Division...
   Fidelity Money Market Division..........
   Fidelity Equity-Income Division.........
   Fidelity Growth Division................
   Fidelity Overseas Division..............
   Fidelity Investment Grade Bond Division.
   Fidelity Asset Manager Division.........

-------

(a) Under certain circumstances, the deferred sales load, termed the early withdrawal charge in this Prospectus (see "Deductions and Charges", page FFA-22) does not apply to 10% or 20% of the Account Balance. Under certain other circumstances, the deferred sales load does not apply at all. There is no deferred sales load imposed under the Enhanced Non-Qualified Preference Plus Contract for Section 457(f) deferred compensation plans,
    Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans.

(b) Although total Separate Account annual expenses will not exceed .95% of average account values during the year, the allocation of these expenses between general administrative expenses and the mortality and expense risk charges is only an estimate. (See "Deductions and Charges", page FFA-22.)

(c) Prior to May 16, 1993, MetLife paid all expenses of the Metropolitan Fund other than management fees, brokerage commissions, taxes, interest and any extraordinary or non-recurring expenses.
(d) The annuity purchased must be a life annuity or one with a noncommutable duration of at least five years to avoid the early withdrawal charge (see "Exemptions from Early Withdrawal Charges", page FFA-23).

                                     FFA-8

  The purpose of the above tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The tables reflect expenses of the Separate Account, the Metropolitan Fund, the Calvert Balanced Portfolio, Calvert Capital Accumulation Portfolio and the Fidelity Funds. They assume that there are no other transactions. The Example is intended for illustrative purposes only; IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. Annuity taxes are not reflected in the tables.

  Management and advisory expenses for the Calvert Capital Accumulation Portfolio include an administrative service fee of .10% paid to an affiliate of Calvert.

  Each Fidelity Funds Portfolio has adopted a Distribution and Service Plan under Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). No separate payments are authorized to be made by the Fidelity Funds Portfolios under these plans. Rather, the plans recognize that Fidelity Management & Research Company ("FMR") may use its management fee or other resources to pay expenses associated with activities primarily intended to result in the sale of the Fidelity Funds Portfolios' shares. These plans also provide that FMR may make payments from these sources to third parties, although the boards of directors of the Fidelity Funds have not authorized these payments to date. See "Deductions and Charges", page FFA-22, for a more detailed description of the charges and expenses imposed upon the assets in the Separate Account.



                                     FFA-9

 ...............................................................
SUMMARY
 ...............................................................................

THE USE OF CERTAIN TERMS IN THIS PROSPECTUS

  This Prospectus describes variable accumulation and income annuity contracts issued by Metropolitan Life Insurance Company ("MetLife," "we," "us" or "our"). The term "Contracts" and "Income Annuities" also includes certificates issued under certain group arrangements. Income Annuities are described separately beginning on page FFA-26. "You" as used in this Prospectus means the participant or annuitant for whom money is invested in a Contract or Income Annuity. Under the Contracts and Income Annuities issued for (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans and (S)457(e)(11) severance and death benefit plans, the trustee or the employer retains all rights to control the money under the Contract or Income Annuity. Under several Contracts and Income Annuities issued for (S)403(b) tax sheltered annuities, the employer retains all rights to control the money under the Contract and Income Annuity. For these Contracts and Income Annuities, where we refer to giving instructions or making payments to us, "you" means such trustee or employer.

INVESTMENT CHOICES (PAGES FFA 17-19)

  Each of the Contracts offers an account under which we guarantee specified interest rates for specified periods (the "Fixed Interest Account"). This Prospectus does not describe that account and will mention the Fixed Interest Account only where necessary to explain how the "Separate Account" works. Each Contract also offers a choice of investment options under which values can go up or down based upon investment performance. See "Determining the Value of Your Separate Account Investment," page FFA-20, for a description of accumulation units and how these values are determined based upon investment performance.

  This Prospectus describes only the investment options available through a "Separate Account" as distinct from the Fixed Interest Account.

A SUMMARY OF THE INVESTMENT OBJECTIVES OF THE INVESTMENT CHOICES APPEARS ON PAGES FFA 17-19. A MORE COMPLETE DESCRIPTION OF THE INVESTMENT CHOICES IS FOUND IN THE METROPOLITAN SERIES FUND, INC. PROSPECTUS, WHICH IS LOCATED IN THE BACK OF THIS PROSPECTUS AND THE CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO, CALVERT CAPITAL ACCUMULATION PORTFOLIO AND FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS PROSPECTUSES, WHICH ARE DELIVERED SEPARATELY.

TAXES (PAGES FFA 33-38)

  A variable annuity receives special treatment under the federal income tax laws. Please refer to the pages above for information concerning how the federal tax laws affect purchase payments and withdrawals in each particular tax "market."

PURCHASE PAYMENTS; TRANSFERS (PAGES FFA 19-20; FFA 20-22)

  The Contracts allow you to make new purchase payments, to transfer money between investment options and between the Separate Account and the Fixed Interest Account, and to withdraw monies credited to you ("Account Balance"). (See "Withdrawals and Transfers," page FFA-20.) Restrictions and early withdrawal charges may apply to withdrawals, depending on the circumstances and your Contract. (See "Withdrawals and Transfers," page FFA-20, and "Deductions and Charges," page FFA-22.)

DEDUCTIONS AND CHARGES (PAGES FFA 22-23)

Your Contract is subject to various charges.

  Annual Contract Fees: There is no annual Contract fee. (There is a $20 annual Contract fee imposed on certain Fixed Interest Account balances.)

  General Administrative Expenses and Mortality and Expense Risk Charge: .95% on an annual basis.

  Early Withdrawal Charge: A declining charge of up to 7% on amounts for the first seven years after each purchase payment is received. (THERE IS NO EARLY WITHDRAWAL CHARGE FOR FINANCIAL FREEDOM ACCOUNT AND ENHANCED NON-QUALIFIED PREFERENCE PLUS CONTRACTS FOR SECTION 457(F) DEFERRED COMPENSATION PLANS, SECTION 451 DEFERRED FEE ARRANGEMENTS, SECTION 451 DEFERRED COMPENSATION PLANS AND SECTION 457(E)(11) SEVERANCE AND DEATH BENEFIT PLANS.)

  Metropolitan Series Fund, Inc.:  Management fees and other expenses.

  Calvert Responsibly Invested Balanced Portfolio: Management fees and other expenses.

  Calvert Capital Accumulation Portfolio: Management fees and other expenses.

  Fidelity Variable Insurance Products Funds: Management fees and other expenses.


                                    FFA-10

 ...............................................................

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES (PAGES FFA 23-25)

  A withdrawal or transfer may not result in an early withdrawal charge. Provisions are more fully described within this Prospectus. A summary appears below.

  (a) Withdrawals or transfers without a charge for All Markets:

    Item 1--Transfers among investment divisions or to the Fixed Interest
    Account.

    Item 2--Withdrawals that represent purchase payments made over seven years ago.

    Item 3--Free Corridor

    Item 4--"Free Look"

    Item 5--Certain Income Annuities

    Item 6--Death Benefit

    Item 7--Mandated Withdrawals under Federal law

    Item 9--Disability

  (b) Withdrawals or Transfers without a charge for the Non-Qualified market-- (in addition to (a) above):

    Item 10--Retirement

    Item 11--Separation from Service

  (c) Withdrawals or transfers without a charge for the 403(b) and 403(a) markets--(in addition to (a) above):

    Item 8--Systematic Termination

    Item 10--Retirement

    Item 11--Separation from Service

    Item 12--Plan Termination

    Item 13--Hardship

    Item 14--Pre-Approved Investment Vehicles

    Item 15--Pre-Approved Plan Provison

DEATH BENEFIT (PAGES FFA 25)

  Each Contract (other than the Enhanced Non-Qualified Preference Plus Contract for Section 457(f), deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, and Section 457(e)(11) severance and death benefit plans) offers a death benefit that guarantees certain payments in case of your death even if account values have fallen below that amount.

INCOME ANNUITIES (PAGE FFA 26)

  You may use your money to obtain payments guaranteed for life or for certain other periods (an annuity). These payments may be either for specified, fixed amounts or for amounts that can go up or down based on the investment performance of a choice of investment options in the Separate Account ("variable income option"). You may purchase an Income Annuity if you did not have a Contract during the accumulation period. Your Income Annuity is subject to various charges. (See "Income Annuities--Deductions and Charges," page FFA-28.)

                                     FFA-11

       ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION BY CONTRACT

         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

  The following information has been derived from the Separate Account's full financial statements, which statements are annually audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing with the full financial statements and related notes in the Statement of Additional Information or as previously stated in earlier reports.


                                                                  NUMBER OF
     ENHANCED TSA, ENHANCED           ACCUMULATION               ACCUMULATION
   NON-QUALIFIED AND ENHANCED          UNIT VALUE  ACCUMULATION     UNITS
             403(A)                   BEGINNING OF  UNIT VALUE   END OF YEAR
  PREFERENCE PLUS CONTRACTS(A)   YEAR     YEAR     END OF YEAR  (IN THOUSANDS)
  ----------------------------   ---- ------------ ------------ --------------
  Income Division                1995    $24.79
                                 1994     25.83       $24.79         155
                                 1993     23.43        25.83         111
                                 1992     22.12        23.43          51
                                 1991     19.02        22.12           3
                                 1990     17.91(b)     19.02           0
  Diversified Division           1995     19.69
                                 1994     20.51        19.69         241
                                 1993     18.36        20.51         125
                                 1992     16.93        18.36          28
                                 1991     13.68        16.93           3
                                 1990     14.34(b)     13.68           0
  Stock Index Division           1995     15.07
                                 1994     15.04        15.07         631
                                 1993     13.86        15.04         507
                                 1992     13.02        13.86         260
                                 1991     10.13        13.02           0
                                 1990     10.85(b)     10.13           0
  Growth Division                1995     29.57
                                 1994     30.85        29.57         197
                                 1993     27.22        30.85         123
                                 1992     24.63        27.22          47
                                 1991     18.67        24.63           7
                                 1990     21.66(b)     18.67           0
  Aggressive Growth Division     1995     26.29
                                 1994     27.05        26.29         625
                                 1993     22.26        27.05         358
                                 1992     20.37        22.26         134
                                 1991     12.35        20.37           7
                                 1990     14.85(b)     12.35           0
  International Stock Division   1995     14.40
                                 1994     13.84        14.40         558
                                 1993      9.45        13.84         191
                                 1992     10.63         9.45          50
                                 1991     10.00(c)     10.63           4
  Calvert Responsibly Invested
  Balanced
  Division                       1995     11.91
                                 1994     12.43        11.91          90
                                 1993     11.62        12.43          66
                                 1992     10.90        11.62          27
                                 1991     10.00(d)     10.90           2
  Calvert Capital Accumulation
   Division                      1995     11.43
                                 1994     12.81        11.43           2
                                 1993     12.03        12.81           1
                                 1992     10.78(e)     12.03           0

                                    FFA-12

                                   [CHART 3A]





                                                                   NUMBER OF
      ENHANCED TSA, ENHANCED           ACCUMULATION               ACCUMULATION
    NON-QUALIFIED AND ENHANCED          UNIT VALUE  ACCUMULATION     UNITS
              403(A)                   BEGINNING OF  UNIT VALUE   END OF YEAR
   PREFERENCE PLUS CONTRACTS(A)   YEAR     YEAR     END OF YEAR  (IN THOUSANDS)
   ----------------------------   ---- ------------ ------------ --------------
  Fidelity Money Market
   Division(f)                    1995    11.02
                                  1994    10.72        11.02           12
                                  1993    10.50        10.72            0
                                  1992    10.33        10.50            0
  Fidelity Equity-Income Divi-
   sion                           1995    15.84
                                  1994    15.02        15.84          513
                                  1993    12.83        15.02          195
                                  1992    11.75(e)     12.83           27
  Fidelity Growth Division        1995    15.72
                                  1994    15.87        15.72          641
                                  1993    13.43        15.87          290
                                  1992    12.05(e)     13.43           93
  Fidelity Overseas Division      1995    13.20
                                  1994    13.10        13.20           93
                                  1993     9.63        13.10           27
                                  1992    11.22(e)      9.63            4
  Fidelity Investment Grade Bond
   Division                       1995    12.17
                                  1994    12.77        12.17           24
                                  1993    11.62        12.77            7
                                  1992    10.99(e)     11.62            1
  Fidelity Asset Manager Divi-
   sion                           1995    13.32
                                  1994    14.32        13.32          728
                                  1993    11.94        14.32          292
                                  1992    11.23(e)     11.94           81

                                     FFA-13

                                   [CHART 3B]




                                                             NUMBER OF
                                 ACCUMULATION               ACCUMULATION
                                  UNIT VALUE  ACCUMULATION     UNITS
     FINANCIAL FREEDOM           BEGINNING OF  UNIT VALUE   END OF YEAR
     ACCOUNT CONTRACTS      YEAR     YEAR     END OF YEAR  (IN THOUSANDS)
     -----------------      ---- ------------ ------------ --------------
  Stock Index Division      1995    12.86
                            1994    12.83        12.86           226
                            1993    11.82        12.83           150
                            1992    11.11        11.82         1,999
                            1991    10.00(c)     11.11         2,181
  Calvert Responsibly In-
   vested Balanced Divi-
   sion                     1995    11.93
                            1994    12.45        11.93            56
                            1993    11.63        12.45            35
                            1992    10.91        11.63            22
                            1991    10.00(c)     10.91             0
  Calvert Capital Accumu-
   lation Division          1995    11.43
                            1994    12.81        11.43            44
                            1993    12.03        12.81            29
                            1992    10.67        12.03            16
                            1991    10.00(c)     10.67             0
  Fidelity Money Market
   Division                 1995    11.02
                            1994    10.72        11.02            26
                            1993    10.50        10.72            19
                            1992    10.22        10.50            12
                            1991    10.00(c)     10.22         1,146
  Fidelity Equity-Income
   Division                 1995    15.84
                            1994    15.02        15.84           270
                            1993    12.83        15.02           165
                            1992    11.07        12.83            66
                            1991    10.00(c)     11.07             4
  Fidelity Growth Division  1995    15.72
                            1994    15.87        15.72           508
                            1993    13.43        15.87           317
                            1992    12.40        13.43           136
                            1991    10.00(c)     12.40            30
  Fidelity Overseas Divi-
   sion                     1995    13.20
                            1994    13.10        13.20           197
                            1993     9.63        13.10            98
                            1992    10.89         9.63            24
                            1991    10.00(c)     10.89             4

                                     FFA-14

                                                              NUMBER OF
                                  ACCUMULATION               ACCUMULATION
                                   UNIT VALUE  ACCUMULATION     UNITS
       FINANCIAL FREEDOM          BEGINNING OF  UNIT VALUE   END OF YEAR
       ACCOUNT CONTRACTS     YEAR     YEAR     END OF YEAR  (IN THOUSANDS)
     ----------------------  ---- ------------ ------------ --------------
     Fidelity Investment     1995    12.17
     Grade Bond Division     1994    12.77        12.17           72
                             1993    11.62        12.77           46
                             1992    11.00        11.62           25
                             1991    10.00(c)     11.00            2
     Fidelity Asset Manager  1995    13.22
     Division                1994    14.32        13.32          511
                             1993    11.94        14.32          309
                             1992    10.78        11.94          111
                             1991    10.00(c)     10.78           12

      In addition to the above mentioned Accumulation Units, there are
    cash reserves of $    at December   , 1995 applicable to Income
    Annuities receiving annuity payouts.

-------

(a) Not all investment divisions are offered under the various Enhanced Preference Plus Contracts. See "Your Investment Choices", page FFA-17.

(b) Inception Date July 2, 1990.

(c) Inception Date July 1, 1991. Sales commenced for Enhanced Non-Qualified Preference Plus Contracts for Section 457 (f) deferred compensation plans,
    Section 451 deferred fee arrangements, Section 451 deferred compensation plans, and Section 451(e)(11) severance and death benefit plans in 1991.

(d) Inception Date May 1, 1991.
(e) Inception Date May 1, 1992.

(f) No longer offered under the Enhanced Preference Plus Contracts.



                                [CHART #4 FFA]



FINANCIAL STATEMENTS

  The financial statements for the Separate Account and MetLife are in the Statement of Additional Information and are available upon request from MetLife.

                                    FFA-15

 ...............................................................
OUR COMPANY AND THE SEPARATE ACCOUNT
 ................................................................................

WHO IS METLIFE?

  We are a mutual life insurance company whose principal office is at One Madison Avenue, New York, N.Y. 10010. We were formed in 1868 in New York and operate as a life insurance company in all 50 states, the District of Columbia,
Puerto Rico and all provinces of Canada. We have over $    billion in assets
under management.

WHAT IS THE SEPARATE ACCOUNT?

  We organized the Separate Account on September 27, 1983. It is an investment account that we maintain separate from our other assets. It is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act. All income, gains and losses, whether or not realized, from the Separate Account's assets are credited to or charged against the Separate Account, without regard to our other business. In other words, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. Our obligation to honor all of our promises under the Contracts and Income Annuities is not limited by the amount of assets in the Separate Account.

I. THE DEFERRED CONTRACTS DESCRIBED IN THIS PROSPECTUS
 ................................................................................

WHAT ARE THE CONTRACTS?

  The Contracts offer you the choice of an account which pays interest guaranteed by MetLife (the Fixed Interest Account) or an account offering a range of investment choices where performance is not guaranteed. The Contracts are called "annuities" since they offer a variety of payment options, including guaranteed income for life.

  We offer many types of Contracts to meet your needs. These Contracts include Tax Sheltered Annuities (TSAs) under Section 403(b) of the Internal Revenue Code ("Code"), Qualified Annuity Plans (403(a)) under Section 403(a), Tax Deferred Annuities (Non-Qualified) under Section 72, Individual Retirement Annuities
(IRAs) under Section 408(b) and Tax Deferred Annuities (Non-Qualified) under
Section 72 for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans. These are group Contracts offered to an employer, association, trust or other group for its employees, members, participants or independent contractors or employees of the grantor of the trust. These Contracts may be issued to a bank which does nothing but hold them as contractholder. Enhanced Non-Qualified Contracts for Section 457(e)(11) severance and death benefit plans are no longer currently offered for purchase.

  This Prospectus covers two categories of Contracts: certain Enhanced Preference Plus Contracts and FFA Contracts (the latter being available only to a limited number of TSA plans, Section 403(a) plans, Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans). Make sure you read the descriptions that apply to your Contract. The Contracts have a reduced general administrative expenses and mortality and expense risk charge as a result of reduced administration expenses. Differences between the Contracts include what investment choices are available, what rights you have to withdraw or transfer money, and a number of other features.

  The following sections of this Prospectus will describe in more detail the investment options, minimum and maximum purchase payments, how the value of your Contract is determined, withdrawal and transfer rights, death benefits, charges and expenses, income options and many other important features. It will occasionally refer to the Fixed Interest Account. However, this Prospectus does not describe that account.

MAY THE CONTRACTS BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. If your purchase payments are made under a retirement plan, the Contract may provide that all or some of your rights as described in this Prospectus are subject to the terms of the plan. You should consult the plan document to determine whether there are any provisions under your plan which may limit or affect the exercise of your rights under the Contract. Rights that may be affected include those concerning purchase payments, withdrawals, transfers, the death benefit and income annuity types. For example, if part of your Account Balance represents non-vested employer contributions, you may not be permitted to withdraw these amounts and the early withdrawal charge calculations may not include all or part of the employer contributions. The Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. The Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. Your Contract will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

                                     FFA-16

 ...............................................................

YOUR INVESTMENT CHOICES
 ................................................................................

WHAT ARE THE INVESTMENT CHOICES AND HOW DO WE PROVIDE THEM?

  The investment choices are provided through our Separate Account. Divisions available for new investments for the Enhanced Preference Plus Contracts are the Income, Diversified, Growth, Aggressive Growth, Stock Index, International Stock, Calvert Responsibly Invested Balanced Division and Calvert Capital Accumulation Divisions. Available in some cases for the Enhanced Preference Plus Contracts are the Fidelity Equity-Income, Growth, Overseas, Investment Grade Bond and Asset Manager Divisions. Divisions available for the FFA Contracts are the Stock Index and both Calvert Divisions and the five Fidelity Divisions and the Fidelity Money Market Division. Your employer, association or group may have limited the number of available divisions. Your Contract will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons.

  The divisions do not invest directly in stocks, bonds or other investments. Instead they buy and sell shares of mutual fund portfolios that in turn do the investing. The portfolios are part of the Metropolitan Fund, the Acacia Capital Corporation, and the Fidelity Funds as shown on page 1. No sales or redemption charges apply to our purchase or sale through the Separate Account of these mutual fund shares. These mutual funds are available only through the purchase of annuities and life insurance policies and are never sold directly to the public. These mutual funds are "series" types of funds registered with the Securities and Exchange Commission as "open-end management investment companies" under the 1940 Act. Except for the Calvert Responsibly Invested Balanced and Calvert Capital Accumulation Portfolios, each fund is "diversified" under the 1940 Act. Each division invests in shares of a comparably named portfolio.

  A summary of the investment objectives of the currently available portfolios is as follows:

Income Portfolio: To achieve the highest possible total return, by combining current income with capital gains, consistent with prudent investment risk and preservation of capital, by investing primarily in fixed-income, high-quality debt securities.

Diversified Portfolio: To achieve a high total return while attempting to limit investment risk and preserve capital by investing in equity securities, fixed-income debt securities, or short-term money market instruments, or any combination thereof, at the discretion of State Street Research & Management Company (a subsidiary of ours).

Stock Index Portfolio: To equal the performance of the Standard & Poor's 500 composite stock price index (adjusted to assume reinvestment of dividends) by investing in the common stock of companies which are included in the index.

Growth Portfolio: To achieve long-term growth of capital and income, and moderate current income, by investing primarily in common stocks that are believed to be of good quality or to have good growth potential or which are considered to be undervalued based on historical investment standards.

Aggressive Growth Portfolio: To achieve maximum capital appreciation by investing primarily in common stocks (and equity and debt securities convertible into or carrying the right to acquire common stocks) of emerging growth companies, undervalued securities or special situations.

International Stock Portfolio: To achieve long-term growth of capital by investing primarily in common stocks and equity-related securities of non-United States companies.

Calvert Responsibly Invested Balanced Portfolio: To achieve a total return above the rate of inflation through an actively managed, non-diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established for the Calvert Balanced Portfolio.

Calvert Capital Accumulation Portfolio: To achieve long-term capital appreciation by investing primarily in a non-diversified portfolio of equity securities of small-to-mid-sized companies.

Fidelity's Money Market Portfolio: To achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

Fidelity's Equity-Income Portfolio: To achieve reasonable income by investing primarily in income-producing equity securities.

Fidelity's Growth Portfolio: To achieve capital appreciation.

Fidelity's Overseas Portfolio: To achieve long-term growth of capital primarily through investments in foreign securities.

Fidelity's Investment Grade Bond Portfolio: To achieve as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities.

Fidelity's Asset Manager Portfolio: To achieve high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

  Each of the currently available Metropolitan Fund portfolios pays us, the investment manager of the

                                     FFA-17

 ...............................................................

Metropolitan Fund, an investment management fee equivalent to an annual rate of .25% of the average daily value of the aggregate net assets of the portfolio (except that the Aggressive Growth and International Stock Portfolios pay a fee of .75% of the average daily value of its aggregate net assets). For providing us with sub-investment management services, according to a contract between us and State Street Research & Management Company ("State Street Research"), one of our subsidiaries, we pay fees to State Street Research for the Growth, Income, Diversified and Aggressive Growth Portfolios. For providing us with sub-investment management services, according to a contract between us and GFM International Investors Limited ("GFM"), our subsidiary, we pay fees to GFM for the International Stock Portfolio. Sub-investment management fees are solely our responsibility, not that of the Metropolitan Fund.

  Similarly, the Calvert Balanced Portfolio pays Calvert, the Calvert Balanced Portfolio's investment adviser, a base monthly investment advisory fee equivalent to an annual rate of .70% of the first $500 million of the average daily net assets of the Calvert Balanced Portfolio, .65% of the next $500 million and .60% of the remainder. In addition, Calvert Balanced Portfolio will pay Calvert a performance fee adjustment based on the extent to which performance of the Calvert Balanced Portfolio exceeds or trails the Lipper Balanced Funds Index as follows:

PERFORMANCE                                                          PERFORMANCE
VERSUS THE                                                               FEE
LIPPER BALANCED FUNDS INDEX                                          ADJUSTMENT
---------------------------                                          -----------
at least 6%, but less than 12%......................................    .05%
at least 12%, but less than 18%.....................................    .10%
more than 18%.......................................................    .15%

  Payment by the Calvert Balanced Portfolio of the performance adjustment will be conditioned on: (1) the performance of the Portfolio as a whole having exceeded the Lipper Balanced Funds Index; and (2) payment of the performance adjustment not causing the Balanced Portfolio's performance to fall below the Lipper Balanced Funds Index.

  Calvert pays sub-investment advisory fees to NCM Capital Management Group, Inc. consisting of a base fee and a performance fee adjustment based on the extent to which performance of the Balanced Portfolio exceeds or trails the Lipper Balanced Funds Index. These fees are solely the responsibility of Calvert, not the Calvert Balanced Portfolio.

  Calvert Capital Accumulation pays Calvert, Calvert Capital Accumulation's investment advisor, a monthly investment advisory fee equivalent to an annual rate of .80% of the Portfolio's average daily net assets. In addition, beginning in February 1997, Calvert Capital Accumulation will pay Calvert a performance fee adjustment based on the extent to which performance of Calvert Capital Accumulation Portfolio exceeds or trails the Standard & Poor's 400 Mid-Cap Index (S&P 400 Mid-Cap Index) as follows:

                                                                     PERFORMANCE
PERFORMANCE VERSUS THE                                                   FEE
S&P 400 MID-CAP INDEX                                                ADJUSTMENT
----------------------                                               -----------
less than 10%.......................................................    0.00%
at least 10%, but less than 25%.....................................    0.01%
at least 25%, but less than 40%.....................................    0.03%
40% or more.........................................................    0.05%

  Calvert will initially pay sub-investment advisory fees to Apodaca Johnston Capital Management, Inc., Brown Capital Management, Inc. and Fortaleza Asset Management, Inc. and will later also pay sub-investment advisory fees to New Amsterdam Partners, L.P., Seneca, Inc. and Sturdivant & Co., Inc. The base sub-investment advisory fee of .25% of average daily net assets is solely the responsibility of Calvert, not Calvert Capital Accumulation. In addition, beginning in February 1997, Calvert Capital Accumulation will pay the initial three sub-advisors a performance fee adjustment based on the extent to which performance of Calvert Capital Accumulation Portfolio exceeds or trails the indices noted as follows:

PERFORMANCE                                                          PERFORMANCE
VERSUS THE                                                               FEE
INDEX                                                                ADJUSTMENT
-----------                                                          -----------
10% less than 25%...................................................    0.02%
25% less than 40%...................................................    0.05%
40% or more.........................................................    0.10%

  For the three initial sub-advisors, the performance fee adjustment will relate to the following indices: Apodaca-Johnston Capital Management, Inc.-- Russell 2000 Index; Brown Capital Management, Inc.--a blend consisting of 60% Russell 1000 Index and 40% Russell 2000 Index; and Fortaleza Asset Management, Inc.--Russell 2000 Index.

  Fidelity's Equity-Income, Growth, Overseas and Asset Manager Portfolios pay FMR an investment management fee which is the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR (this rate cannot rise above .52%, and it drops as total assets under management increase) and an individual fee of .20% for Fidelity's Equity-Income Portfolio, .30% for Fidelity's Growth Portfolio, .45% for Fidelity's Overseas Portfolio

                                    FFA-18

 ...............................................................
and .40% for Fidelity's Asset Manager Portfolio of the average net assets throughout the month. FMR pays sub-investment management fees to Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc. for Fidelity's Overseas and Asset Manager Portfolios and to Fidelity International Investment Advisors for Fidelity's Overseas Portfolio, but these fees are the sole responsibility of FMR, not the Fidelity Funds. Fidelity's Money Market Portfolio and Investment Grade Bond Portfolio pay FMR an investment management fee which is also the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR and an individual rate. The group fee cannot rise above .37% and it drops as total assets under management increase, and the individual rate is .03% and .30%, of Fidelity's Money Market and Investment Grade Bond Portfolios' average net assets throughout the month, respectively. In addition to the sum of the group and individual fee rates, Fidelity's Money Market Portfolio's fee may be affected by an income component. If the portfolio's gross yield is 5% or less, the sum of the group and individual fee rate is the management fee. The income-based component is added to the basic fee only when the portfolio's yield is greater than 5%. The income-based fee is 6% of that portion of the portfolio's yield that represents a gross yield of more than 5% per year. The maximum income-based component is .24%. FMR pays a sub-investment management fee to FMR Texas Inc. for Fidelity's Money Market Portfolio, but these fees are the sole responsibility of FMR, not the Fidelity Funds.

  The Metropolitan Fund, the Calvert Balanced Portfolio, Calvert Capital Accumulation and the Fidelity Funds are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund's prospectus is attached at the end of this prospectus. The Calvert Balanced Portfolio, Calvert Capital Accumulation and Fidelity Funds' prospectuses are given out separately to those investors to whom these investment choices are offered. The Statements of Additional Information are available upon request.

  See "The Fund and its Purpose," in the prospectus for the Metropolitan Fund for a discussion of the different separate accounts of MetLife and Metropolitan Tower Life Insurance Company that invest in the Metropolitan Fund and the risks related to that arrangement. See "Purchase and Redemptions of Shares", in the prospectuses for the Calvert Balanced Portfolio and Calvert Capital Accumulation and "The Fund and the Fidelity Organization" in the prospectus for the Fidelity Funds for a discussion of the different separate accounts of the various insurance companies that invest in these funds and the risks related to those arrangements.

PURCHASE PAYMENTS
 ................................................................................

ARE THERE SPECIAL RULES CONCERNING THE FIRST PAYMENT AND OTHER ADMINISTRATIVE DETAILS THAT YOU SHOULD KNOW?

  Yes. All purchase payments and all requests you may have concerning the Contracts, like a change in beneficiary, should be sent to our "Designated Office". We will provide you with the address for this office. All checks should be payable to "MetLife". You can also make certain requests by telephone. In order to have a purchase payment credited to you, we must receive it and completed documentation. We will provide the appropriate forms. Your employer or the group of which you are a participant or member must also identify you to us on their reports to us and tell us how your purchase payments should be allocated among the investment divisions and the Fixed Interest Account.

  Your first purchase payment is normally credited to you within two days of receipt at our Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the accumulation unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases, the purchase payments will be effective the next day the accumulation unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  There are no minimum purchase payments except for the Enhanced Non-Qualified Preference Plus Contract for Section 457(f), deferred compensation plans,
Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans. Under this Contract, we may require each purchase payment to be at least $2,000, and total purchase payments must be at least $15,000 for the first contract year. (Depending on underwriting and plan requirements, Contract Year for the first year is the first three to fifteen month period the Contract is in force; thereafter, it is each subsequent twelve month period.) During subsequent Contract Years, we may require that purchase payments made under this Contract must be at least $5,000.

                                     FFA-19

 ...............................................................

  We may reject purchase payments over $500,000. Your purchase payments may also be limited by the tax laws.

HOW ARE PURCHASE PAYMENTS ALLOCATED?

  You decide how a purchase payment is allocated among the Fixed Interest Account and the investment divisions of the Separate Account available to your Contract. Changes of your allocation for new purchase payments will be made upon receipt of your notification to us of the changes. You may also specify a day, as long as it is within 30 days after we receive the request.

ARE THERE ANY LIMITS ON SUBSEQUENT PURCHASE PAYMENTS?

  You may generally make purchase payments at any time before the date income payments begin except as limited by the tax laws. We may limit your ability to make purchase payments after you have made a withdrawal based on termination of employment. No additional purchase payments may be made after commencement of a systematic termination (from both the Fixed Interest and Separate Accounts), described below, until we receive written notice that you request cancellation of the systematic termination.

  In order to comply with regulatory requirements in the state of Oregon, we may limit the ability of Oregon residents to make purchase payments after such Contract has been held for more than three years, if the Contract was issued after age 60, or after age 63, if the Contract was issued before age 61.

DETERMINING THE VALUE OF YOUR SEPARATE ACCOUNT INVESTMENT
 ...............................................................................

WHAT IS AN ACCUMULATION UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "accumulation units". When you make purchase payments or transfers into an investment division, you are credited with accumulation units. When you request a withdrawal or a transfer of money from an investment division, accumulation units are liquidated. In either case, the number of accumulation units you gain or lose is determined by taking the amount of the purchase payment, transfer or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs. For example, if an accumulation unit is $10.00 and a $500 purchase payment is made, the number of accumulation units credited is 50 ($500 divided by $10 = 50). We calculate accumulation units separately for each investment division of the Separate Account.

HOW IS AN ACCUMULATION UNIT VALUE CALCULATED?

  We calculate the value of accumulation units once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an accumulation unit and the next accumulation unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments, transfers and withdrawals are valued as of the end of the Valuation Period during which the transaction occurred. The value of accumulation units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses is positive, accumulation unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses is negative, they will go down.

  We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying portfolios. The experience factor is calculated as of the end of each Valuation Period as follows: We take the net asset value per share of the underlying portfolio, add the per share amount of any dividend or capital gain distribution paid by the portfolio during the current Valuation Period, and subtract any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a percentage that reflects investment performance. We then subtract a charge not to exceed .000025905 (an effective annual rate of .95%) for the Contracts for each day in the Valuation Period. This charge is to cover the general administrative expenses and the mortality and expense risk we assume under the Contracts.

  To calculate an accumulation unit value we multiply the experience factor for the period since the last calculation by the last previously calculated accumulation unit value. We then add this to the prior accumulation unit value. For example, if the last previously calculated accumulation unit value is $12.00 and the experience factor for the period was .05, the new accumulation unit value is $12.60 ($12.00 X .05 = $.60; $.60 + $12.00 =
$12.60). On the other hand, if the experience factor was -.05, the new accumulation unit value is $11.40 ($12.00 x (.05) = $(.60); $12.00 - $.60 =
$11.40).

WITHDRAWALS AND TRANSFERS
 ...............................................................................

CAN YOU MAKE WITHDRAWALS AND TRANSFERS?

  Yes. You may either withdraw all or part of your Account Balance from the Contract or transfer it from one

                                    FFA-20

 ...............................................................
investment division to another or to the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the Separate Account.

  Withdrawals must be at least $500 (or the Account Balance, if less). You may make an unlimited number of transfers. Your request must tell us the percentage or dollar amount to be withdrawn or transferred. If we agree, you may also submit an authorization directing us to make transfers on a continuing periodic basis from one investment division to another or to the Fixed Interest Account. We may require that you maintain a minimum account balance in an investment division from which you desire to make transfers based upon this authorization.

WHEN WILL WE MAKE WITHDRAWALS OR TRANSFERS?

  Generally, as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and pay the death benefit instead. If the withdrawal is made to provide income payments, it will be made as of the end of the Valuation Period ending most recently before the date the income annuity is purchased.

CAN YOU MAKE PAYMENTS DIRECTLY TO OTHER INVESTMENTS ON A TAX-FREE BASIS?

  Generally yes, if you so request, but only if all applicable requirements of the Code are met, and we receive all information necessary for us to make the payment.

WHAT RESTRICTIONS APPLY TO TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANTS?

  If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment, as well as a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with applicable law.

WHAT RESTRICTIONS APPLY TO TSA CONTRACTS?

  As required by the Code, withdrawals from the contracts before age 59 1/2 are generally prohibited. See "Taxes--TSA Contracts" at page FFA-34.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make a transfer request by telephone unless prohibited by state law. If we agree and you complete the form we supply to you, you may also authorize your sales representative to make a request on your behalf by telephone. Whether you have your sales representative make requests or you make the requests by telephone yourself, you are authorizing us to act upon the telephone instructions of any person purporting to be you or, if applicable, your sales representative, assuming our procedures have been followed, to make transfers from both your Fixed Interest and Separate Account Balances. We have instituted reasonable procedures to confirm that any instructions communicated by telephone are genuine. All telephone calls will be recorded, and you (or the sales representative) will be asked to produce your personalized data prior to our initiating any transfer requests by telephone. Additionally, as with other transactions, you will receive a written confirmation of your transfer. Neither we nor the Separate Account will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be genuine. In the unlikely event that you have trouble reaching us, requests should be made to the Designated Office.

CAN YOU MAKE SYSTEMATIC WITHDRAWALS?

  Yes. If we agree and, if approved in your state, for certain Enhanced TSA and IRA Preference Plus Contracts, you may request us to make "automatic" withdrawals for you on a periodic basis through our Systematic Withdrawal Income Program ("SWIP"). SWIP payments are not payments made under an income option or under an income annuity, as described later in this Prospectus. You must have separated from service to elect SWIP if you are under age 59 1/2 under an Enhanced TSA Preference Plus Contract. Also, you may not receive SWIP payments if you have an outstanding loan. You may choose to receive SWIP payments for either a specific dollar amount or a percentage of your Account Balance. You must meet certain total Account Balance minimums to initiate SWIP payments. Each SWIP payment must be at least $50. Your payment date is the date you specify, if we receive your request at least 10 days prior to the initial payment date. Otherwise, payments will commence 30 days from the date you specify. If you do not specify a payment date, payments

                                     FFA-21

 ...............................................................

will commence 30 days from the date we receive your request. Your SWIP anniversary date is any day you specify during the month in which you originally bought your Contract. Requests to commence SWIP payments may not be made by telephone. Changes to the specified dollar amount or percentage or to alter the timing of payments may be made once a year on the SWIP anniversary date. Requests for such changes must be made at least 30 days prior to the SWIP anniversary date. You may cancel your SWIP request at any time by telephone or by writing us at the Designated Office.

FROM WHAT INVESTMENT DIVISIONS WILL WITHDRAWALS BE MADE FOR SWIP PAYMENTS?

  Each SWIP payment will be taken on a prorata basis from the Fixed Interest Account and each investment division of the Separate Account in which you then have an Account Balance. If your total Account Balance is insufficient to make a requested SWIP payment, the remaining Account Balance will be paid to you.

WILL YOU PAY AN EARLY WITHDRAWAL CHARGE (SALES LOAD) WHEN YOU RECEIVE A SWIP PAYMENT?

  For purposes of the early withdrawal charge, SWIP is characterized as a single withdrawal made in a series of payments over a twelve month period. SWIP payments in excess of the applicable free corridor percentage will be subject to an early withdrawal charge unless the payments are from other amounts to which an early withdrawal charge no longer applies. See "Deductions and Charges" immediately below.

  SWIP payments are treated as withdrawals for federal income tax purposes. All or a portion of the amounts withdrawn under SWIP will be subject to federal income tax and, if you are under age 59 1/2, tax penalties may apply. See "Taxes", pages FFA 33-38.

DEDUCTIONS AND CHARGES
 ...............................................................................

ARE THERE ANNUAL CONTRACT CHARGES?

  There are no Separate Account annual Contract charges.

WHAT ARE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that Contract purchasers and participants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. We also bear the risk that the guaranteed death benefit we pay for allocated Contracts will be larger than the Account Balance. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Contracts will be greater than we estimated.

  These charges do not reduce the number of accumulation units credited to you. These charges are calculated and paid every time we calculate the value of accumulation units. (See "How is an accumulation unit value calculated?" above.)

  As a result of reduced administrative expenses associated with the Enhanced Preference Plus and FFA Contracts, the sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed .95% of the average value of the assets in each investment division. Of this charge, we estimate that .20% is for administrative expenses and .75% is for the mortality and expense risk.

  During 1995, these charges were $   for all contracts in Separate Account E.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES AND WHEN ARE THEY PAID?

  Some jurisdictions tax what is called "annuity considerations." These may include purchase payments, account balances and death benefits. We currently do not deduct any monies from purchase payments, account balances or death benefits to pay these taxes in most jurisdictions. Our practice generally is to deduct money to pay annuity taxes only when you purchase an income annuity. In the jurisdictions of, South Dakota and Washington, D.C., we may deduct money to pay annuity taxes on lump sum withdrawals or when you purchase an income annuity. We may deduct an amount to pay annuity taxes sometime in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

  A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page FFA-43.

WHAT IS THE EARLY WITHDRAWAL CHARGE (SALES LOAD)?

  The early withdrawal charge reimburses us for our costs in selling the Contracts. We may use any of our profits derived from the mortality and expense risk charge to pay for any of our costs in selling the Contracts

                                    FFA-22

 ...............................................................
that exceed the revenues generated by the early withdrawal charge. However, we believe that our sales expenses may exceed revenues generated by the early withdrawal charge and, in such event, we will pay such excess out of our surplus.

WHAT IS THE EARLY WITHDRAWAL CHARGE FOR THE ENHANCED TSA, ENHANCED 403(A), ENHANCED NON-QUALIFIED AND ENHANCED IRA PREFERENCE PLUS CONTRACTS?

  To determine the early withdrawal charge for the Enhanced TSA, Enhanced 403(a), Enhanced Non-Qualified and Enhanced IRA Preference Plus Contracts, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and what account or investment division the withdrawal is actually coming from. To do this, we first assume that your withdrawal is from amounts (other than earnings) that can be withdrawn without an early withdrawal charge, then from other amounts (other than earnings) and then from earnings, each on a "first-in-first-out" basis. Once we have determined the amount of the early withdrawal charge, we will actually withdraw it from each investment division in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

  For partial withdrawals from an investment division, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown below. Then we will make the payment directed, and withdraw the early withdrawal charge from that investment division.

  For a full withdrawal from an investment division we multiply the amount to which the withdrawal charge applies by the percentage shown below, keep the result as an early withdrawal charge and pay you the rest. We will treat your request as a request for a full withdrawal from an investment division if your Account Balance in that investment division is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

  For the Enhanced TSA, Enhanced 403(a), Enhanced Non-Qualified and Enhanced IRA Preference Plus Contracts, withdrawal charges are imposed on amounts (other than earnings) for the first seven years after the purchase payment is received as shown in the following table:

                          DURING PURCHASE PAYMENT YEAR

                                                                                                  [8 &
   1          2             3             4             5             6             7            BEYOND]
  7%          6%            5%            4%            3%            2%            1%              0%


  As required by the federal securities laws, your total early withdrawal charges will never exceed 9% of all your purchase payments applied to the investment divisions to the date of the withdrawal. When no allocations or transfers are made to the Separate Account except in connection with the Equity Generator SM investment strategy, withdrawal charges will be calculated as described above, but the charge imposed will not exceed earnings.

  As a result of the reduced sales costs associated with certain Enhanced Preference Plus Contracts, no early withdrawal charges are deducted for withdrawals under those Contracts.

WHAT IS THE EARLY WITHDRAWAL CHARGE FOR THE ENHANCED NON-QUALIFIED PREFERENCE PLUS CONTRACTS FOR SECTION 457(F) DEFERRED COMPENSATION PLANS, SECTION 451 DEFERRED FEE ARRANGEMENTS, SECTION 451
DEFERRED COMPENSATION PLANS AND SECTION 457 (E)(11) SEVERANCE AND DEATH BENEFIT PLANS AND FFA CONTRACTS?

  No Separate Account early withdrawal charge will apply to these Enhanced Non-Qualified Preference Plus and FFA Contracts.

EXEMPTIONS FROM EARLY WITHDRAWAL CHARGES
 ................................................................................

CAN YOU MAKE WITHDRAWALS OR TRANSFERS FROM THE ENHANCED TSA, ENHANCED 403(A), ENHANCED NON-QUALIFIED AND ENHANCED IRA PREFERENCE PLUS CONTRACTS WITHOUT EARLY WITHDRAWAL CHARGES?

  Yes. There are several types of withdrawals that will not result in an early withdrawal charge to you. The amount withdrawn may be subject to federal income tax and tax penalties may still apply, see "Taxes", pages FFA 32-37. We may require proof satisfactory to us that any necessary conditions have been met.

  The following describes the situations where we do not impose an early withdrawal charge:

  1. Transfers made among the investment divisions of the Separate Account or to the Fixed Interest Account.

  2. Withdrawals that represent purchase payments made over seven years ago.

  3. A "free corridor" withdrawal described below. Depending on your Contract, the free corridor percentage may either be taken in an unlimited number of partial withdrawals (for each withdrawal we calculate the percentage it represents of your Account Balance and whenever the total of such percentages exceeds the

                                     FFA-23

 ...............................................................
specified percentage the early withdrawal charge applies) or as part of the first withdrawal from your Account Balance during the Contract Year. In either case the free corridor is the greater of the percentage described below or amounts which are not subject to an early withdrawal charge.

  (a) For certain Enhanced TSA Preference Plus Contracts: you can withdraw up to 10% of your Account Balance during each Contract Year.

  (b) For all other Contracts: you can withdraw up to 20% of your Account Balance during each Contract Year.

  4. "Free Look": You may cancel your Contract within 10 days after you receive it by telling us in writing. We will then refund all of your purchase payments (however, for Enhanced TSA Preference Plus Contracts issued in New York, Illinois, Minnesota and Pennsylvania, you will receive your Account Balance). If you purchased your Contract by mail, you may have more time to return your Contract.

  5. You purchase an income annuity from us for life or a noncommutable period of five years or more.

  6. You die before any income payments have been made and we pay your beneficiary a death benefit.

  7. The withdrawal is required to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to the Contracts.

  8. Systematic Termination: For all Contracts except certain Enhanced TSA, Enhanced Non-Qualified and Enhanced IRA Preference Plus Contracts, a total withdrawal ("Systematic Termination") that is paid in annual installments of
(1) 20% of your Account Balance upon receipt of your request (we will reduce this first installment by the amount of any previous partial withdrawals during the current Contract Year); (2) 25% of your then current Account Balance one year later; (3) 33 1/3% of your then current Account Balance two years later;
(4) 50% of your then current Account Balance three years later; and (5) the remainder four years later. You may cancel remaining payments under a Systematic Termination at any time. However, if you again decide to take a full withdrawal, the entire Systematic Termination process starts over. If, after beginning a Systematic Termination, you decide to take your full withdrawal in amounts exceeding the percentages allowed, the excess amount withdrawn in any year is subject to the applicable withdrawal charges.

  9. Disability: If you are totally disabled (as defined under the Federal Social Security Act) and you request a total withdrawal.

  10. Retirement:

  (a) For certain Enhanced TSA Preference Plus Contracts, if you retire and have at least ten years of uninterrupted Contract participation. This exemption to the early withdrawal charge for these Enhanced TSA Preference Plus Contracts does not apply to withdrawals of amounts transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts.)

  (b) For certain Enhanced TSA and 403(a) Preference Plus Contracts, if you retire and have at least ten years of uninterrupted Contract participation unless the plan defines retirement and you retire under such definition.


  (c) For the Enhanced Non-Qualified Preference Plus Contract, if you retire.



  11. Separation from Service: For all Contracts except certain Enhanced TSA and IRA Preference Plus Contracts, if your employment terminates.

  12. Plan Termination: For all Contracts except certain Enhanced TSA, Enhanced Non-Qualified and Enhanced IRA Preference Plus Contracts, if your plan terminates and the withdrawal is "rolled over" into another annuity contract we issue.

  13. Hardship: For all Contracts except certain Enhanced TSA, Enhanced Non-Qualified and Enhanced IRA Preference Plus Contracts, if your plan provides for payment on account of hardship, and you suffer an unforseen hardship. For certain Enhanced TSA Preference Plus Contracts, you must suffer an unforseen hardship.

  14. Pre-Approved Investment Vehicles: For all Contracts except certain Enhanced TSA, Enhanced Non-Qualified and Enhanced IRA Preference Plus Contracts, if you make direct transfers to other investment vehicles we have pre-approved.

  15. Pre-Approved Plan Provision: For all Contracts except certain Enhanced TSA, Enhanced Non-Qualified and Enhanced IRA Preference Plus Contracts, if you make a withdrawal pursuant to a provision of your plan we have pre-approved.


  16. Transfer from other MetLife Contracts: (a) For transfers prior to January 1, 1996: If you have "roll over" amounts from other MetLife contracts we designate, of the following two formulas we will apply the one that is

                                     FFA-24

 ...............................................................
most favorable to you: (1) treat our other contract and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting your purchase payments with the time you held them under our other contract prior to the time they were "rolled over" or (2) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                         DURING PURCHASE PAYMENT YEAR

                                                                                                          [6 &
   1              2                     3                     4                     5                    BEYOND]
  5%              4%                    3%                    2%                    1%                       0

  (b) For transfers commencing on or after January 1, 1996: (1) if you "roll over" amounts from other MetLife contracts we designate and if they have been in force at least two years we will apply the one of the following two formulas that is more favorable to you: (A) the same withdrawal charge schedule that would have applied to the "rolled over" amounts had they remained in your other MetLife contracts; however, any exceptions or reductions to the basic withdrawal charge percentage that the Contract does not provide for (such as a 0% charge at the end of an interest rate guarantee period or a 3% charge at the third anniversary) will not apply; and (B) subject the "rolled over" amounts to a withdrawal charge applied as described above in "What is the early withdrawal charge (sales load)?" as follows:

                       DURING PURCHASE PAYMENT YEAR

                                                                                                          6 &
   1              2                     3                     4                     5                    BEYOND
  5%              4%                    3%                    2%                    1%                     0%

Purchase payment year for this purpose is measured from the date of the "roll over," not the original purchase payment date under the other MetLife contracts.

  (2) If the other MetLife contracts have been in force less than two years, we will treat the other contracts and this Contract as if they were one for purposes of determining when a purchase payment was made by crediting under this Contract your purchase payments with the time you held them under the other MetLife contracts prior to the time they were "rolled over."

DEATH BENEFIT
 ...............................................................................

WHAT IS THE DEATH BENEFIT?

  The death benefit is the greatest of (i) your Account Balance, (ii) your highest Account Balance as of the end of the calendar year in which the 5th, 10th, 15th and so on anniversary of the start of your uninterrupted participation in the Contract occurs, less any later partial withdrawals and any later annual Contract charges withdrawn from the Fixed Interest Account and (iii) the total of all of your purchase payments less any partial withdrawals, in all cases less any outstanding loan balance under your Fixed Interest Account. There is no death benefit for the Enhanced Non-Qualified Preference Plus Contract for Section 457 (f) deferred compensation plans,
Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457 (e)(11) severance and death benefit plans.

WHEN AND TO WHOM WILL THE DEATH BENEFIT BE PAID?

  The death benefit will not be paid until we receive proof of death and appropriate directions regarding the Account Balance. If we receive proof of death without any appropriate directions, we will take no action with regard to the Account Balance until we receive appropriate directions.

  You name the beneficiary under the Enhanced TSA, Enhanced 403(a), Enhanced Non-Qualified and Enhanced IRA Preference Plus and TSA and 403(a) FFA Contracts. The amounts due at death are paid to the trustee of the (S)457(f) deferred compensation plan, (S)451 deferred fee arrangements, (S)451 deferred compensation plans or (S)457(e)(11) severance and death benefit plans.

  The payee may take a lump sum cash payment or use the death benefit (less any applicable annuity taxes) to purchase an income annuity from the types available under your Contract.

INCOME OPTIONS
 ...............................................................................

CAN METLIFE PROVIDE YOU WITH AN INCOME GUARANTEED FOR LIFE OR OFFER A WIDE CHOICE OF OTHER PERIODS?

  Yes. You may withdraw all or a portion of your total Account Balance and use that money (less any annuity taxes that must be paid) to purchase an income annuity.

  You can receive income payments guaranteed for life on a monthly, quarterly, semiannual or annual basis.Non-life contingent annuities are available for various payout periods.

  Other life annuity options are available which have a refund feature or are guaranteed for a period of time and are life contingent afterwards. The amount of the initial payment under an income annuity must be at least $50 ($20 in Massachusetts).

  All provisions relating to income annuities are subject to the limitations imposed by the Code.

                                    FFA-25

 ...............................................................

WHAT TYPES OF INCOME OPTIONS ARE AVAILABLE?

  Both fixed and variable income options are available. Under a fixed income option, we guarantee a specified, fixed payment, which will depend on the income option chosen, the age and sex of the annuitant and joint annuitant, if applicable, (except where unisex rates are required by law) and the amount of your total Account Balance. If a currently issued immediate annuity of the same type will provide greater income payments, the immediate annuity rate will be used.

  If you do not select an income option by the date the Contract specifies, you have not withdrawn your entire Account Balance, and your Contract was not issued under a retirement plan, you will be issued a life annuity with a ten
(10) year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a fixed income option and your Separate Account Balance will be used to provide a variable income option.

  More information concerning the variable income option, including investment choices, determining the value of variable income payments, transfers, deductions and charges, variable income option types and taxes are discussed below under "Income Annuities."

II. INCOME ANNUITIES DESCRIBED IN THIS PROSPECTUS
 ...............................................................................

WHAT ARE INCOME ANNUITIES?

  Income Annuities provide you with a series of payments for either a period of time or life which are based upon the investment performance of the Separate Account. The amount of the payment will fluctuate and is not guaranteed as to a specified amount. You may elect to have a portion of your income payment under the fixed income option which is guaranteed by MetLife's general account. That portion of the payment from the fixed income option will not fluctuate and is fixed. You may purchase an Income Annuity even if you did not have a Contract during the accumulation period.

  Income Annuities can be offered as group Enhanced TSA, Enhanced Non-Qualified, Enhanced 403(a) and Enhanced IRA Preference Plus and Financial Freedom Income Annuities. The Enhanced Non-Qualified Income Annuity for
Section 457(e)(11) severance and death benefit plans is no longer currently offered for purchase.

MAY THE INCOME ANNUITY BE AFFECTED BY YOUR RETIREMENT PLAN?

  Yes. Your Income Annuity may provide that your choice of income types is subject to the terms of your retirement plan. Your Income Annuity will indicate under what circumstances this is the case. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We will not be responsible for determining what your plan says.

WHAT ARE THE INVESTMENT CHOICES?

  The investment choices, provided through the Separate Account, are the Income, Diversified, Stock Index, Growth, Aggressive Growth, International Stock, Calvert Responsibly Invested Balanced and Calvert Capital Accumulation Divisions. Available in some cases for the Enhanced Preference Plus Income Annuities are the Fidelity Equity-Income, Growth, Overseas, Investment Grade Bond and Asset Manager Divisions. Divisions available for the FFA Income Annuities are the Stock Index Division, both Calvert Divisions and the five Fidelity Divisions and Fidelity Money Market Division. All divisions are described earlier in Section I of this Prospectus under "Your Investment Choices." If you are covered under a group Income Annuity, your employer, association or group may have limited the number of available divisions. Your Income Annuity will indicate what divisions were available to you when we issued it. We may add or eliminate divisions for some or all persons. You may choose up to four investment divisions to provide the variable income payment or up to three investment divisions if a fixed income option is also selected.

ADMINISTRATION
 ...............................................................................

WHAT ADMINISTRATIVE DETAILS SHOULD YOU KNOW?

  Your purchase payment and all requests concerning Income Annuities should be sent to our Designated Office. We will provide you with the address for this office. All checks should be payable to "MetLife." You can also make certain requests by telephone. In order to have a purchase payment for the Income Annuity credited to you, we must receive your payment and complete documentation. We will provide the appropriate forms. Your employer or the group of which you are an annuitant or member must also identify you to us on their reports and tell us how the purchase payment should be allocated among the investment divisions and the fixed income option.

  Your purchase payment is normally credited to you within two days of receipt at our Designated office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly, we have up to five business days to credit the purchase payment. If the problem cannot be resolved by the fifth business day, we will notify you and tell you the reasons for the delay. At that time, you will be asked whether you agree to let us keep the purchase payment

                                    FFA-26

 ...............................................................
until the problem can be remedied. If you do not agree, your purchase payment will be returned immediately.

  Purchase payments are effective and valued as of 4:00 p.m., New York City time, on the day we receive them at our Designated Office, except (1) when they are received on a day when the annuity unit value (which will be discussed later in this Prospectus) is not calculated or (2) when they are received after 4:00 p.m., New York City time. In those cases the payment will be effective the next day the annuity unit value is calculated.

HOW SMALL OR LARGE CAN YOUR PURCHASE PAYMENT BE?

  Your purchase payment must be large enough to produce an initial income payment of at least $50 ($20 in Massachusetts).

HOW IS THE PURCHASE PAYMENT ALLOCATED?

  You decide how the purchase payment is allocated among the fixed income option and the investment divisions of the Separate Account available to your Income Annuity.

DETERMINING THE VALUE OF VARIABLE INCOME PAYMENTS
 ................................................................................

WHAT IS AN ANNUITY UNIT VALUE?

  We hold money in each division of the Separate Account in the form of "annuity units." These annuity unit values are similar to "accumulation units" described earlier in Section I of this Prospectus except that we deduct applicable annuity taxes from the purchase payment before we determine the number of annuity units in each investment division chosen.

HOW IS AN ANNUITY UNIT VALUE CALCULATED?

  We calculate the value of an annuity unit once a day on every day the New York Stock Exchange is open for trading. We call the time between the calculation of an annuity unit and the next annuity unit calculation the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The value of annuity units can go up or down and is derived from the investment performance of each of the portfolios. If the investment performance, after payment of Separate Account expenses and the deduction for the assumed investment rate ("AIR"), discussed later in this Prospectus, is positive, annuity unit values will go up. Conversely, if the investment performance, after payment of Separate Account expenses and the deduction for the AIR is negative, they will go down.

  We use the same "experience factor" as that derived for the calculation of accumulation units previously described in Section I of this Prospectus.

  To calculate an annuity unit value we first multiply the experience factor for the period by 0.99989255 (an effective annual rate of 4%) for the AIR for most Income Annuities. (The AIR may be in the range of 3% to 6% as defined in your Income Annuity and the laws of your state.) The resulting number is then multiplied by the last previously calculated annuity unit value to produce the new annuity unit value.

HOW IS A VARIABLE INCOME PAYMENT DETERMINED AND WHAT IS THE AIR?

  Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Separate Account is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the Separate Account exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the Separate Account.

WHEN ARE VARIABLE INCOME PAYMENTS DETERMINED AND HOW OFTEN WILL THEY CHANGE?

  Variable income payments are determined as of the 10th day prior to the date each variable income payment is to be paid or the issue date, if later. Each variable income payment may vary from a prior payment, depending, as discussed above, upon the investment performance of the Separate Account, AIR and Separate Account charges.

TRANSFERS
 ................................................................................

CAN YOU MAKE TRANSFERS?

  Yes. You may make transfers from one investment division to another or from an investment division to a fixed income option as long as the total number of investment divisions under your Income Annuity is no greater than four (or three investment divisions if a fixed income option is chosen). You may make an unlimited number of transfers. Your request must tell us the percentage to be transferred. You may not make a

                                     FFA-27

 ...............................................................
transfer from the fixed income option to an investment division.

WHEN WILL WE MAKE TRANSFERS?

  Generally, we will make a transfer as of the end of the Valuation Period during which we receive your request at our Designated Office. We will make it as of a later date if you request. If you die before the requested date, we will cancel the request and continue to make payments to a joint annuitant or your beneficiary under a guarantee or pay your beneficiary a refund, if you have chosen one of these variable income types.

CAN YOU MAKE TRANSFERS BY TELEPHONE?

  Yes. You can make a transfer request by telephone. If we agree, you may also authorize your sales representative to make a request on your behalf by telephone. All telephone transfers are subject to the same procedures and limitations of liability as described earlier in Section I of this Prospectus.

DEDUCTIONS AND CHARGES
 ................................................................................

WHAT IS THE CONTRACT FEE?

  There is no contract fee under the Income Annuities.

WHAT ARE THE CHARGES FOR GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK AND HOW MUCH ARE THEY?

  The general administrative expense charge pays us for such expenses as financial, accounting, actuarial and legal expenses. The mortality portion of the mortality and expense risk charge pays us for the risk that annuitants may live for a longer period of time than we estimated. Then we would be obligated to pay more income benefits than anticipated. The expense risk portion of the mortality and expense risk charge is that our expenses in administering the Income Annuity will be greater than we estimated.

  These charges do not reduce the number of annuity units credited to you. These charges are calculated and paid every time we calculate the value of annuity units. (See "How is an annuity unit value calculated?" above.)

  The sum of these charges on an annual basis (computed and payable each Valuation Period) will not exceed .95% of the average value of the assets in each investment division. Of this charge, we estimate that .20% is for administrative expense and .75% is for the mortality and expense risk.

ARE THERE DEDUCTIONS FOR ANNUITY TAXES?

  Yes. Some jurisdictions tax what is called "annuity considerations". We deduct money to pay annuity taxes when you make a purchase payment. A chart that shows the states where annuity taxes are charged and the amount of these taxes is on page FFA-41.

WHAT VARIABLE INCOME TYPES ARE AVAILABLE?

  Two persons or entities figure in the description below: the annuitant--the person whose life is the measure for determining the amount of income payments--and the beneficiary, the person or entity who ultimately may receive a benefit under the Income Annuity.

  Your Lifetime Annuity--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death.

  Your Lifetime with a Guaranteed Period Annuity--An income payable during the annuitant's life. If at death of the annuitant, payments have been made for less than the guaranteed period, payments are made to the beneficiary for the rest of the guaranteed period.

  Your Lifetime with Refund Annuity--An income payable during the annuitant's life. Payments cease with the last one due before the annuitant's death. At the annuitant's death the beneficiary receives a benefit, if any, equal to the amount applied under this type (purchase payment) less any variable income payments that were paid prior to death.

  Our Lifetime Annuity-- An income payable during the joint lives of the primary annuitant and a named second person and thereafter during the life of the secondary annuitant. The income payable to the secondary annuitant may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the secondary annuitant is selected when the income type is selected.

  Income payments that may be reduced upon the primary annuitant's death is a joint and survivor annuity. Income payments that may be reduced upon either the primary annuitant's or the secondary annuitant's death is a joint and contingent survivor annuity.

  Our Lifetime with a Guaranteed Period Annuity--An income payable during the joint lives of the primary annuitant and a named second person and thereafter during the life of the secondary annuitant. If, at the death of the secondary annuitant, payments have been made for less than the guaranteed period, payments are made to a beneficiary for the rest of the guaranteed period. The income payable to the secondary annuitant may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%,

                                     FFA-28

 ...............................................................

and 50%. The percentage payable to the secondary annuitant is selected when the income type is selected.

  Income payments that may be reduced upon the primary annuitant's death is a joint and survivor annuity. Income payments that may be reduced upon either the primary annuitant's or the secondary annuitant's death is a joint and contingent survivor annuity.

  OUR LIFETIME WITH A REFUND ANNUITY-- An income payable during the joint lives of the primary annuitant and a named second person and thereafter during the life of the secondary annuitant. Payments cease with the last one due before the secondary annuitant's death. At the secondary annuitant's death the beneficiary receives a benefit, if any, equal to the amount applied under this income type (purchase payment) less any variable income payments that were paid prior to death. The income payable to the secondary annuitant may be a percentage of the amount that had been payable while both persons were alive, as follows: 100%, 75%, 66 2/3%, or 50%. The percentage payable to the secondary annuitant is selected when the income type is selected.

  Income payments that may be reduced upon the primary annuitant's death is a joint and survivor annuity. Income payments that may be reduced upon either the primary annuitant's or the secondary annuitant's death is a joint and contingent survivor annuity.

  INCOME FOR A GUARANTEED PERIOD:--An income payable for a guaranteed period (5-30 years). Payments cease with the end of the guarantee period. If the annuitant dies prior to end of the guarantee period, payments are made to the beneficiary for the rest of the guaranteed period. (This choice is not available in connection with certain Contracts or Income Annuities.)

IS THERE A FREE LOOK?

  Yes. There is a "Free Look" when you purchase an Income Annuity. (There is no "Free Look" when an Income Annuity is the variable income option under a Contract.) You may cancel your Income Annuity within 10 days after you receive it by telling us in writing. We will then refund your purchase payment. If you purchased your Income Annuity by mail, you may have more time to return your Income Annuity.

III. OTHER DEFERRED CONTRACT AND INCOME ANNUITY PROVISIONS
 ...............................................................................

CAN WE CANCEL YOUR CONTRACT OR INCOME ANNUITY?

  We may not cancel your Income Annuity.

  We may cancel your Contract. If we do so for a Contract delivered in New York State, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

  We will cancel your Contract if we do not receive any purchase payments for you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. We may cancel the Enhanced Preference Plus Non-Qualified Contract for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less than $15,000. Certain Contracts do not contain these cancellation provisions.

  At our option, certain Enhanced Preference Plus TSA Contracts may be cancelled if MetLife determines that changes to your retirement plan would cause MetLife to pay more interest than anticipated or to make more frequent payments than anticipated in connection with the Fixed Interest Account. MetLife may also cancel these Contracts, to the event permitted by law, if the retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Under these Contracts, the employer and MetLife may each cancel the Contract upon 90 days notice to the other.

ARE THERE SPECIAL PROVISIONS THAT APPLY IF YOU ARE A PARTICIPANT IN A PLAN SUBJECT TO ERISA?

  Yes. If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract or Income Annuity may be subject to your spouse's rights as described below.

  Generally, the spouse must give qualified consent whenever you elect to:

    a. choose income payments other than on a qualified joint and survivor basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

    b. make certain withdrawals under plans for which a qualified consent is required;

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    c. name someone other than the spouse as your beneficiary; or

    d. use accrued benefit is used as security for a loan.

  Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing which acknowledges the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

  If your benefit is worth $3,500 or less, spousal qualified consent may not be required.

WHEN ARE YOUR REQUESTS EFFECTIVE?

  In general, your requests are effective when we receive them at our Designated Office unless otherwise provided by this Prospectus.

WILL WE CONFIRM YOUR TRANSACTIONS?

  Yes. In general we will send you a confirmation statement indicating that a transaction recently took place. Certain transactions which are made on a periodic basis, such as pre-authorized, systematic purchase payments which are transfers from the Fixed Interest Account, may be confirmed quarterly. As soon as administratively feasible, MetLife will send confirmations quarterly for purchase transactions under Enhanced TSA Preference Plus and TSA FFA Contracts made on the basis of salary reduction or deduction.


CAN METLIFE CHANGE THE PROVISIONS OF YOUR CONTRACT OR INCOME ANNUITY?

  Yes. We have the right to make certain changes to your Contract or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of all participants or would be appropriate in carrying out the purposes of the Contract or Income Annuity. If the law requires, we will also get your approval and that of any appropriate regulatory authorities. Examples of the changes we may make include:

  1. To operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law.

  2. To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act.

  3. To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

  4. To substitute for the portfolio shares in any investment division, the shares of another class of the Metropolitan Fund or the shares of another investment company or any other investment permitted by law.

  5. To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Contracts or Income Annuities.

  6. To make any necessary technical changes in the Contracts or Income Annuities in order to conform with any of the above-described actions.

  If any changes result in a material change in the underlying investments of an investment division in which you have an amount allocated, we will notify you of the change. You may then make a new choice of investment divisions. For the Enhanced Preference Plus Contracts for Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans and Section 457(e)(11) severance and death benefit plans (and FFA Contracts and Income Annuities where required by law) issued in Pennsylvania, we will ask your approval before any technical changes are made.

WHAT ARE YOUR VOTING RIGHTS REGARDING PORTFOLIO SHARES?

  In accordance with our view of the present applicable law, we will vote the shares of each of the portfolios held by the Separate Account (which are deemed attributable to the Contracts or Income Annuities) at regular and special meetings of the shareholders of the portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate

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Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the portfolios in our own right, we may elect to do so.

  Accordingly, you have voting interests under the Contracts or Income Annuities. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares concerning which you have the right to give instructions will be determined as of the record date for the meeting.

  Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuity contracts (including the Contracts and Income Annuities) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

  You will be entitled to give instructions regarding the votes attributable to your Contract or Income Annuity in your sole discretion. Under (S)457(f) deferred compensation plans, (S)451 deferred fee arrangements, (S)451 deferred compensation plans, (S)457(e)(11) severance and death benefit plans and the TSA Contracts and Income Annuities under which the Employer retains all rights, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

  You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of independent auditors, and the approval of investment and sub-investment managers.

CAN YOUR VOTING INSTRUCTIONS BE DISREGARDED?

  Yes. MetLife may disregard voting instructions under the following circumstances (1) to make or refrain from making any change in the investments or investment policies for any portfolio if required by any insurance regulatory authority; (2) to refrain from making any change in the investment policies or any investment adviser or principal underwriter or any portfolio which may be initiated by those having voting interests or the Metropolitan Fund's, Acacia Capital Corporation's or Fidelity Funds' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

  In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

WHO SELLS YOUR CONTRACT OR INCOME ANNUITY AND DO YOU PAY A COMMISSION ON THE PURCHASE OF YOUR CONTRACT OR INCOME ANNUITY?

  All Contracts and Income Annuities, certificates and interests in the Contracts and Income Annuities are sold through individuals who are our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934, and we are a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and by certain of our qualified employees.

  The licensed agents and broker-dealers who sell Contracts and Income Annuities and certificates and interests in the Contracts and Income Annuities may be compensated for such sales by commissions which we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account also does not pay sales commissions. The commissions we pay range from 0% to 6% depending on the age of the participant or annuitant.

DOES METLIFE ADVERTISE THE PERFORMANCE OF THE SEPARATE ACCOUNT?

  Yes. From time to time we advertise the performance of various Separate Account investment divisions. For the money market investment divisions,

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this performance will be stated in terms of "yield" and "effective yield." For the other investment divisions, this performance will be stated in terms of either "yield", "change in accumulation unit value", "change in annuity unit value" or "average annual total return" or some combination of the foregoing. Yield, change in accumulation unit value, change in annuity unit value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the money market investment divisions refers to the income generated by an investment in the division over a seven-day period, which will be specified in the advertisement. This income is then annualized, by assuming that the same amount of income is generated each week over a 52 week period, and the total income is shown as a percentage of the investment. The "effective yield" is similarly calculated; however, when annualized, the earned income in the division is assumed to be reinvested. Thus, the "effective yield" figure will be slightly higher than the "yield" figure because of the former's compounding effect. Other "yield" figures quoted in advertisements, that is those other than the money market investment divisions, will refer to the net income generated by an investment in a particular investment division for a thirty day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. "Change in accumulation unit value" or "change in annuity unit value" refers to the comparison between values of accumulation or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage. Change in accumulation unit value or change in annuity unit value may also be expressed as an annualized figure. In addition, change in accumulation unit value or change in annuity unit value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield, change in accumulation unit value and effective yield figures do not reflect the possible imposition of an early withdrawal charge of, for certain Enhanced Preference Plus Contracts, up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. "Average annual total return" differs from the change in accumulation unit value and change in annuity unit value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Performance figures will vary among the various Contracts and Income Annuities as a result of different Separate Account charges and early withdrawal charges. Performance may be calculated based upon historical performance of the Fund, Calvert Balanced Portfolio, Calvert Capital Accumulation Portfolio and the Fidelity Funds and may assume that certain contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

  Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Index, Lehman Brothers Aggregate Index and The Morgan Stanley Capital International Europe, Australia, Far East (EAFE) Index.

  Performance may be shown for two investment strategies that are made available under certain Contracts. The first is the "Equity Generator". Under the "Equity Generator", at the end of a specified period (i.e., monthly, quarterly), an amount equal to the interest earned during the period in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "Equalizer"SM. Under this strategy, at the end of a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division or the Aggressive Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the Stock Index Division or Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return", "Aggressive Equity Generator Return", "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using any other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

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IV. TAXES
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GENERAL

  Tax laws are complex and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant penalties. For details or for advice on how the law applies to your individual circumstances consult your tax advisor or attorney. You may also get information from the Internal Revenue Service.

  In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Contracts and Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR DEFERRED CONTRACT?

  Generally, all contributions under the Contracts, other than contributions under Non-Qualified Contracts, will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Because of this, federal income taxes are payable on the full amount of money you withdraw as well as on income earned under the Contract.

  Generally, the Enhanced Non-Qualified Preference Plus Contract is issued on an "after-tax basis" so that making purchase payments does not reduce the taxes you pay. Income earned under the Enhanced Non-Qualified Preference Plus Contracts is normally not taxed until withdrawn. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed.

  Under some circumstances certain Contracts accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were entitled to deduct or exclude the purchase payments from income in compliance with the Code.

  The taxable portion of a distribution from a 403(a) and TSA Contract to the participant or the participant's spouse (if she/he is the beneficiary) that is an "eligible rollover distribution", as defined in the Code, is subject to 20% mandatory Federal income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of
(1) an individual retirement arrangement; (2) a qualified trust or 403(a) annuity plan, if the distribution is from a Keogh plan or a 403(a) Contract; or (3) a TSA, if the distribution is from a TSA Contract. An eligible rollover distribution is generally the taxable portion of any distribution from a 403(a) or TSA Contract, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant;
(b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required to commence when a participant reaches age 70 1/2 or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in Section 401(k) of the Code for corporations and unincorporated businesses; (f) certain loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant; and
(h) any other taxable distributions from any of these plans which are not eligible rollover distributions.

  All taxable distributions from 403(a) and TSAs Contracts that are not eligible rollover distributions and taxable distribution from IRAs will be subject to federal income tax withholding unless the payee elects to have no withholding. All taxable distributions from the Non-Qualified Contracts will be subject to the same federal income tax withholding as regular wages.

  Each type of Contract is subject to various tax limitations. Typically, except for the Non-Qualified Contracts, the maximum amount of purchase payment is limited under federal tax law and there are limitations on how long money can be left under the Contracts before withdrawals must begin. A 10% tax penalty applies to certain taxable withdrawals from the Contract (or in some cases from the plan or arrangement that purchased the Contract) before you are age 59 1/2. Withdrawals from the TSA Contracts are generally prohibited before age 59 1/2. If a combination of certain payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement arrangements, SEPs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($155,000 for 1996), an additional penalty tax of 15% in addition to ordinary income taxes is imposed on the excess. The rules as to what payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules on a Contract-by-Contract basis, but will

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make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  TSA Contracts. These fall under (S)403(b) of the Code that provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (S)501(c)(3) of the Code.

  Except for the TSA Contract under which the employer retains all rights, your employer buys the Contract for you although you, as the participant, then own it. The Code limits the amount of purchase payments that can be made. Purchase payments over this amount are subject to adverse tax consequences. Special rules apply to the withdrawal of excess contributions. Withdrawals before age 59 1/2 are prohibited except for (a) amounts contributed to or earned under your (S)403(b) arrangement before January 1, 1989 that were either paid into or earned under the Contract or later transferred to it in a manner satisfying applicable Code requirements (withdrawals are deemed to come first from pre-1989 money that is not subject to these restrictions, until all of such money is withdrawn); (b) tax-free transfers to other (S)403(b) funding vehicles or any other withdrawals that are not "distributions" under the Code;
(c) amounts that are not attributable to salary reduction elective deferral contributions (i.e., generally amounts not attributable to a participant's pre-tax contributions and their earnings); (d) after a participant dies, separates from service or becomes disabled (as defined in the Code); (e) in the case of financial hardship (as defined in the Code) but only purchase payments may be withdrawn for hardship, not earnings; or (f) under any other circumstances as the Code allows. Special withdrawal restrictions under
Section 403(b)(7)(A)(ii) of the Code apply to amounts that had once been invested in mutual funds under custodial arrangements even after such amounts are transferred to a Contract.

  Withdrawals (other than tax-free transfers) that are allowed before age 59 1/2 are subject to an additional 10% tax penalty on the taxable portion of the withdrawal. This penalty does not apply to withdrawals (1) paid to a beneficiary or participant's estate after the participant's death; (2) due to permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of the participant or the participant and another person named by the participant where such payments begin after separation from service; (4) made to the participant after the participant separates from service with the employer after age 55; (5) made to the participant on account of deductible medical expenses (whether or not the participant actually itemizes deductions); (6) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse); (7) of excess matching employer contributions made to eliminate discrimination under the Code; or (8) timely made to reduce an elective deferral as allowed by the Code. If you are under age 59 1/2 and are receiving SWIP payments that you intend to qualify as a series of substantially equal periodic payments under (S)72(t) or (S)72(q) of the Code and thus not be subject to the 10% tax penalty, any modifications to your SWIP payments before age 59 1/2 or five years after beginning SWIP payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any SWIP payments or make any modifications to your SWIP payments.

  Withdrawals may be transferred to another (S)403(b) funding vehicle or (for eligible rolllover distributions) to an IRA without federal tax consequences if Code requirements are met. The Contract is not forfeitable and may not be transferred. Generally, your entire interest in the Contract must be withdrawn or begun to be withdrawn by April 1 of the calendar year following the year in which the participant reaches age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. If you were age 70 1/2 before 1988 or are covered by a church or governmental plan, you may delay minimum distribution until April 1 of the year following retirement. Complex rules apply to the timing and calculation of these withdrawals. Other complex rules apply to how rapidly withdrawals must be made after the participant's death. Generally, if the participant dies before the required withdrawals have begun, we must make payment of your entire interest under the Contract within five years of the year in which the participant died or begin payments under an income annuity allowed by the Code to the participant's beneficiary over his or her lifetime or over a period not beyond the beneficiary's life expectancy starting by the December 31 following the year in which the participant dies. If the participant's spouse is the beneficiary, payments may be made over the spouse's lifetime or over a period not beyond the spouse's life expectancy starting by the December 31 of the year in which the participant would have reached age 70 1/2, if later. If the participant dies after required withdrawals have begun, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of the death of the participant. If the Contract is subject to the Retirement Equity Act, the participant's spouse has certain rights which may be waived with the written consent of the spouse. The IRS allows you to aggregate the amount to be withdrawn from each TSA contract you own and to withdraw this amount in total from any one or more of the TSA contracts you own.

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  403(a) Contracts. The employer adopts a 403(a) plan as a qualified retirement plan to generally provide benefits to participating employees. The plan works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

  The Code limits the amount of contributions and distributions that may be made under 403(a) plans. Withdrawals before age 59 1/2 may be subject to a 10% tax penalty. Any amounts distributed under the 403(a) Contracts are generally taxed according to the rules described under (S)72 of the Code. Withdrawals must begin beginning no later than the April 1 of the calendar year following the year in which the participant reaches age 70 1/2 or within five years of the date of the participant's death under rules similar to those described above for TSAs.

  IRA CONTRACTS. Annual contributions to all IRAs may not exceed the lesser of $2,000 or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed below. Generally, no contributions are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.

  Annual contributions are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. If you or your spouse was an active participant in another retirement plan, annual contributions are fully deductible if your adjusted gross income is $25,000 or less ($40,000 for married couples filing jointly, however never fully deductible for a married person filing separately), not deductible if your adjusted gross income is over $35,000 ($50,000 for married couples filing jointly, $10,000 for a married person filing separately) and partially deductible if your adjusted gross income falls between these amounts. If you file a joint return and have a non-working spouse or elect to treat your spouse as having no compensation and your spouse is under age 70 1/2, you may make annual IRA contributions of up to $2,250 (but not above your "compensation") to two IRAs, one in your name and one in your spouse's. Neither can exceed $2,000.

  Withdrawals (other than tax-free transfers or "rollovers" to other individual retirement arrangements) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you. If you are under age 59 1/2 and are receiving SWIP payments that you intend to qualify as a series of substantially equal periodic payments under (S)72(t) or (S)72(q) of the Code and thus not subject to the 10% tax penalty, any modifications to your SWIP payments before age 59 1/2 or five years after beginning SWIP payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty rule before you elect to receive any SWIP payments make any modification to your SWIP payments.

  If you made both deductible and non-deductible contributions, a partial withdrawal will be treated as a pro-rata withdrawal of both, based on all of your IRAs (not just the IRA Contracts). The portion of the withdrawal attributable to non-deductible contributions (but not the earnings on them) is a nontaxable return of principal, and the 10% tax penalty does not apply. You must keep track of which contributions were deductible and which weren't, and make annual reports to the IRS if non-deductible contributions were made.

  Withdrawals may be transferred to another IRA without federal tax consequences if Code requirements are met. Your Contract is not forfeitable and you may not transfer it.

  Your entire interest in the IRA Contract must be withdrawn or begun to be withdrawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Complex rules apply to the timing and calculation of these withdrawals. Other complex rules apply to how rapidly withdrawals must be made after your death. Generally, if you die before the required withdrawals have begun, we must make payment of your entire interest under the Contract within five years of the year in which you died or begin payments under an income annuity allowed by the Code to your beneficiary over his or her lifetime or over a period not beyond your beneficiary's life expec-tancy starting by the December 31 of the year following the year in which you die. If your spouse is your beneficiary and, if your Contract permits, pay-ments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by the December 31 of the year in which you would have reached age 70 1/2, if later. If your beneficiary is your spouse, he or she may elect to continue the Contract as his or her own IRA Contract after your death. If you die after the

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required withdrawals have begun, payments must continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death.

  The IRS allows you to aggregate the amount required to be withdrawn from each individual retirement arrangement you own and to withdraw this amount in total from any one or more of the individual retirement arrangements you own.

  NON-QUALIFIED CONTRACT FOR SECTION 457(F) DEFERRED COMPENSATION PLANS. These are deferred compensation arrangements generally for a select group of management or highly compensated employees and individual independent contractors employed or engaged by State or local governments or non-church tax-exempt organizations. In this arrangement, the tax-exempt entity (e.g., a hospital) deposits your deferred compensation amounts and earnings credited to these amounts into a trust, which at all times is subject to the claims of the employer's bankruptcy and insolvency creditors. The trust owns a Non-Qualified Contract which may be subject to the Non-Qualified Contract rules described below. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Contract will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Contract. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.

  Any amount made available under the plan to you or your beneficiary is generally taxed according to the annuity rules under (S)72. Thus, when deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio". Certain distributions made before you are age 59 1/2 may be subject to a 10% tax penalty. It is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the Internal Revenue Service and the courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own tax advisor to clarify this issue.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Contract to fund a Section 457(f) deferred compensation plan should be advised to consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

  In connection with the sale of the Non-Qualified Contract for Section 457(f) Deferred Compensation Plans, MetLife received opinions dated December 5, 1995 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)457 in connection with various aspects of this Contract and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the purchase of the Contract. These opinions have not been updated since December 5, 1995.

  Non-Qualified Contract for Section 451 Deferred Fee Arrangements. Under a
(S)451 deferred fee arrangement, a third party which is a tax-exempt entity (e.g., a hospital) enters into a deferred fee arrangement with a taxable entity, the employer, that provides services to the third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and, when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the provisions of
(S)451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant-employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.

  A trust established by the tax-exempt entity will own a Non-Qualified Contract which may be subject to taxation rules as described below under Non-Qualified Contracts. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Contract will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Contract. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these payments made under the plan.

                                     FFA-36

 ...............................................................

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Contract to fund a Section 451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

  In connection with the sale of the Non-Qualified Contract for Section 451 Deferred Fee Arrangements, MetLife received opinions dated December 5, 1995 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)451 in connection with various aspects of this Contract and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the purchase of the Contract. These opinions have not been updated since December 5, 1995.

  Non-Qualified Contract for Section 451 Deferred Compensation Plans. Under a
(S)451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income such amount is to be properly accounted for in a different period. Participants should consult their own tax advisors for information on the tax treatment of these payments.

  A (S)451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct as compensation the amounts included in income by the participant of the deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, (S)451 rather than (S)457 should apply to their deferred compensation plans. Tax-exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.

  A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified Contract which may be subject to taxation rules as described below under "Non-Qualified Contracts". Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Contract will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the Contract.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Contract to fund a Section 451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

  In connection with the sale of the Non-Qualified Contract for Section 451 Deferred Compensation Plans, MetLife received opinions dated December 5, 1995 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)451 in connection with various aspects of this Contract and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the purchase of the Contract. These opinions have not been updated since December 5, 1995.

  NON-QUALIFIED CONTRACT FOR SECTION 457(E)(11) SEVERANCE AND DEATH BENEFIT PLANS. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and insolvency creditors. As the owner of a Non-Qualified Contract, the trust may be subject to the rules described below under Non-Qualified Contracts. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Contract will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the Contract.

  The Federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in (S)457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and "bona-fide death benefit" plan, (S)451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the method of accounting you use in computing taxable income such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and "bona-fide death benefit" plan, your deferral amounts will be subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.

                                    FFA-37

 ...............................................................

  SPECIAL TAX CONSIDERATIONS FOR NON-QUALIFIED CONTRACT FOR SECTION 457(E)(11) SEVERANCE AND DEATH BENEFIT PLANS. There is a considerable risk that this arrangement which is designed under Department of Labor regulations may not qualify as a "bona-fide severance pay" plan under (S)457(e)(11), the applicable section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections. The United States Court of Appeals for the Federal Circuit has indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement would not qualify as a valid severance pay plan. While this case addresses severance pay plans in a different Code context, it is probable that courts will consider this and numerous other court decisions in determining the tax consequences of this arrangement. You should consult with your own tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

  In connection with the sale of the Non-Qualified Contract for Section 457(e)(11) Severance and Death Benefit Plans, MetLife received opinions dated August 7, 1992 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)457 in connection with various aspects of this Contract and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering making purchase payments under the Contract. These opinions have not been updated since August 7, 1992.

  NON-QUALIFIED CONTRACTS. No limits apply under the Code to the amount of purchase payments that you may make. Tax on income earned under the Contracts is generally deferred until it is withdrawn only if you as owner of the Contract are an individual (or are treatable as a natural person under certain other circumstances specified by the Code). The following discussion assumes that this is the case.

  Any withdrawal is generally treated as coming first from earnings (and thus subject to tax) and next from your contributions (and thus a nontaxable return of principal) only after all earnings are paid out. This rule does not apply to payments made under income annuities, however. Such payments are subject to an "exclusion ratio" which determines how much of each payment is a non-taxable return of your contributions and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions equals the amount of such contributions, all remaining payments are fully taxable. If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a non-taxable return of contributions.

  Withdrawals (other than tax-free exchanges to other Non-Qualified contracts) before you are age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you.

  Your Non-Qualified Contract may be exchanged for another non-qualified contract without incurring federal income taxes if Code requirements are met. Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Contract must be surrendered or income payments must commence by a certain age, e.g., 85 or older. If you die before payment of your entire interest in the Contract under an income annuity begins, we must make payment of your entire interest under the Contract within five years of your death or begin payments under an income annuity allowed by the Code to your beneficiary within one year of your death. If your spouse is your beneficiary or a co-owner of the Non-Qualified Contract, this rule does not apply. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death in accordance with the income type selected.

  The tax law treats all non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. This may result in more income being taxed to you on withdrawals from the Contract made then would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

HOW DO FEDERAL INCOME TAXES AFFECT YOUR INCOME ANNUITY?

  Generally, all purchase payments under the Income Annuities, other than purchase payments under Non-

                                    FFA-38

 ...............................................................
Qualified Income Annuities will be on a "before-tax" basis. This means that the purchase payment was either a reduction from income, entitled you to a tax deduction or was not subject to current income tax. Because of this, federal income taxes are payable on the full amount of money paid as income payments under the Income Annuity.

  Generally, the Enhanced Non-Qualified Preference Plus Income Annuities are issued on an "after-tax basis" so that making a purchase payment does not reduce the taxes you pay. That portion of any income payment that represents income is taxed when you receive it, but that portion that represents the purchase payment is a nontaxable return of principal.

  Under some circumstances certain Income Annuities accept both purchase payments that have entitled you or the owner to a current tax deduction or to a reduction in taxable income and those that do not. Taxation of income payments depends on whether or not you or the owner were entitled to deduct or exclude from income the purchase payment in compliance with the Code.

  All taxable income payments (other than income payments under the Non-Qualified Income Annuities) will be subject to Federal income tax withholding unless the payee elects to have no withholding. The rate of withholding is as determined by the Code at the time of payment. All taxable income payments under the Non-Qualified Income Annuities will be subject to the same federal income tax withholding treatment as regular wages.

  Income payments that are allowed before age 59 1/2 are generally subject to an additional 10% tax penalty on the taxable portion of the income payment. This penalty does not apply to income payments (1) paid to your beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over your life or life expectancy or you and another person named by you, (for TSAs and 403(a) plans, you must also be separated from service when payments begin); and (4) under a Non-Qualified Income Annuity purchased with a single purchase payment which provides for substantially equal payments (to be made not less frequently then annually) commencing no later than one year from the purchase date. Additionally, under TSAs and 403(a) plans the penalty does not apply to income payments (1) made to you after you separate from service with your employer after age 55; (2) made to you on account of deductible medical expenses (whether or not you actually itemize deductions); or (3) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse). There is a possibility that if you make transfers as described earlier in this Prospectus before age 59 1/2 or within five years of the purchase of the Income Annuity, the exercise of the transfer provision may cause the retroactive imposition of this tax.

  If a combination of certain income payments to you from certain tax-favored plans (which includes (S)403(a) plans, (S)403(b) arrangements, individual retirement arrangements, SEPs and tax-qualified pension and profit sharing plans) exceeds the greater of (1) $150,000, or (2) $112,500 a year as indexed for inflation ($155,000 for 1996), a penalty tax of 15% in addition to ordinary income taxes is imposed on the excess. The rules as to what income payments are subject to this provision are complex. The following paragraphs will briefly summarize some of the tax rules, but we will make no attempt to mention or explain every single rule that may be relevant to you. We are not responsible for determining if your plan or arrangement satisfies the requirements of the Code.

  Distributions of your entire interest under the TSA and 403(a) Income Annuities must be made beginning no later than the April 1 of the calendar year following the year in which you reach age 70 1/2 or within five years of the date of your death and a tax penalty of 50% applies to payments which should have been made but were not. If you were age 70 1/2 before 1988 or are covered by a church or governmental plan, you may delay minimum distribution until the April 1 of the year following retirement. Complex rules apply to the timing and calculation of these income payments. Other complex rules apply to how rapidly income payments must be made after your death. If you die before payments begin under an Income Annuity, the Code generally requires that your entire interest under the Income Annuity be paid within five years of the year in which you died. If you die before payments begin under this Income Annuity, we will pay your entire interest under the Income Annuity in a lump sum to the beneficiary after we receive proof of death. If you die after Income Annuity payments begin, payments must continue to be made in accordance with the income type selected. The Code requires that payments continue to be made at least as rapidly as under the method of distribution that was used as of the date of your death. If the Income Annuity is subject to the Retirement Equity Act, your spouse has certain rights which may be waived with the written consent of the spouse.

  Any income payments distributed under 403(a) Income Annuities are generally taxed according to the rules described under (S)72 of the Code.

                                    FFA-39

 ...............................................................

  NON-QUALIFIED INCOME ANNUITY FOR SECTION 457(F) DEFERRED COMPENSATION PLANS. Any income payments distributed under the plan to you or your beneficiary are generally taxed according to the annuity rules under (S)72. Thus, when deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes an "after-tax" purchase payment for the purposes of the tax rules governing income payments in calculating the "exclusion ratio." It is unclear whether the 10% tax penalty for distributions made prior to age 59 1/2 applies with respect to income payments made under this type of plan. Thus, you should consult your own tax advisor to clarify this issue.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Income Annuity to fund a Section 457(f) deferred compensation plan should be advised to consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

  In connection with the sale of the Non-Qualified Income Annuity for Section 457(f) Deferred Compensation Plans, MetLife received opinions dated December 5, 1995 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)457 in connection with various aspects of the Non-Qualified Contract for Section 457(f) Deferred Compensation Plans and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the purchase of the Income Annuity. These opinions have not been updated since December 5, 1995.

  NON-QUALIFIED INCOME ANNUITY FOR SECTION 451 DEFERRED FEE ARRANGEMENTS. A trust established by the tax-exempt entity will own a Non-Qualified Income Annuity which may be subject to taxation rules as described below under "Non-Qualified Income Annuities". Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Income Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Income Annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for income payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these income payments made under the plan.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Income Annuity to fund a Section 451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

  In connection with the sale of the Non-Qualified Income Annuity for Section 451 Deferred Fee Arrangements, MetLife received opinions dated December 5, 1995 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)451 in connection with various aspects of the Non-Qualified Contract for Section 451 Deferred Fee Arrangements and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the purchase of the Income Annuity. These opinions have not been updated since December 5, 1995.

  NON-QUALIFIED INCOME ANNUITY FOR SECTION 451 DEFERRED COMPENSATION PLANS. A trust established by the tax-exempt entity or the taxable entity will own a Non-Qualified Income Annuity which may be subject to taxation rules as described below under "Non-Qualified Income Annuities". Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Income Annuity will flow to the tax-exempt entity or the taxable entity that is the grantor of such trust. Each such entity should consult its own tax advisor with respect to the tax rules governing the Income Annuity. Participants will not be taxed on their tax deferred compensation amounts until the year in which they are paid or made available to them, unless under the method of accounting the participant uses in computing taxable income such amount is to be properly accounted for in a different period.

  Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Income Annuity to fund a Section 451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

  In connection with the sale of the Non-Qualified Income Annuity for Section 451 Deferred Compensation Plans, MetLife received opinions dated December 5, 1995 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)451 in connection with various aspects of the Non-Qualified Contract for Section 451 Deferred Compensation Plans and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the

                                    FFA-40

 ...............................................................

purchase of the Income Annuity. These opinions have not been updated since December 5, 1995.

  NON-QUALIFIED INCOME ANNUITY FOR SECTION 457(E)(11) SEVERANCE AND DEATH BENEFIT PLANS. As the owner of a Non-Qualified Income Annuity, the trust is generally subject to the rules described below under "Non-Qualified Income Annuities". Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Income Annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the Income Annuity.

  The federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in (S)457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and "bona-fide death benefit" plan (S)451 of the Code will apply and you will be taxed in the tax year in which such benefits are paid or made available to you, unless under the method of accounting you use in computing taxable income such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and "bona-fide death benefit" plan, the amounts which constituted your purchase payment will be subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.

  SPECIAL TAX CONSIDERATIONS FOR NON-QUALIFIED INCOME ANNUITY FOR SECTION 457(E)(11) SEVERANCE AND DEATH BENEFIT PLANS. There is a considerable risk that this arrangement which is designed under Department of Labor regulations may not qualify as a "bona-fide severance pay" plan under (S)457(e)(11), the applicable section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections. The United States Court of Appeals for the Federal Circuit has indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement would not qualify as a valid severance pay plan. While this case addresses severance pay plans in a different Code context, it is probable that courts will consider this and numerous other court decisions in determining the tax consequences of this arrangement. You should consult with your tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

  In connection with the sale of the Non-Qualified Income Annuity for Section 457(e)(11) Severance and Death Benefit Plans, MetLife received opinions dated August 7, 1992 of MetLife's special tax counsel, Piper & Marbury, discussing the major federal tax issues arising under (S)457 in connection with various aspects of the Non-Qualified Contract for Section 457(e)(11) Severance and Death Benefit Plans and generally reaching favorable conclusions on those issues. These opinions were rendered solely to MetLife and may not be relied upon by other persons, including entities considering the purchase of the Income Annuity. These opinions have not been updated since August 7, 1992.

  NON-QUALIFIED INCOME ANNUITIES. The following discussion assumes that you are an individual (or are treated as a natural person under certain other circumstances specified by the Code). Income payments are subject to an "exclusion ratio" which determines how much of each income payment is a non-taxable return of your purchase payment and how much is a taxable payment of earnings. Generally, once the total amount treated as a return of your purchase payment equals the amount of such purchase payment, all remaining income payments are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell the purchaser of an Income Annuity what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.

  If you die before income payments begin, the Code generally requires payment of your entire interest in the Enhanced Non-Qualified Preference Plus Income Annuity be made within five years of the date of your death. If you die before income payments begin, we will pay your entire interest under the Income Annuity to your beneficiary in a lump sum after we receive proof of your death. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution before your death, in accordance with the income type selected.

  The tax law treats two or more non-qualified contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity contract. It is unclear whether this rule adversely affects the tax treatment of income payments received under a contract which was issued during the same calendar year in which you purchased another annuity contract from the same company (or its affiliates) under which you are not yet receiving income payments.

                                     FFA-41

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
Cover Page................................................................    1
Table of Contents.........................................................    1
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4
Financial Statements of the Separate Account..............................
Financial Statements of MetLife...........................................

                                     FFA-42

                                   APPENDIX

                               ANNUITY TAX TABLE

The following is a current list of jurisdictions in which annuity taxes apply in respect of the Contracts and Income Annuities and the applicable annuity tax rates:

                                                   KEOGH                    NON-
                            TSA     IRA AND SEP  AND 403(A)     PEDC     QUALIFIED
                         CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS
                         AND INCOME  AND INCOME  AND INCOME  AND INCOME  AND INCOME
                         ANNUITIES  ANNUITIES(1) ANNUITIES  ANNUITIES(2) ANNUITIES
                         ---------- ------------ ---------- ------------ ----------
California..............     0.5%        0.5%(3)     0.5%       2.35%       2.35%
District of Columbia....    2.25%       2.25%       2.25%       2.25%       2.25%
Kansas..................     --          --          --          --          2.0%
Kentucky................     2.0%        2.0%        2.0%        2.0%        2.0%
Maine...................     --          --          --          --          2.0%
Nevada..................     --          --          --          --          3.5%
U.S. Virgin Islands.....     5.0%        5.0%        5.0%        5.0%          5.0%
South Dakota............     --          --          --          --         1.25%
Puerto Rico.............     1.0%        1.0%        1.0%        1.0%        1.0%
West Virginia...........     1.0%        1.0%        1.0%        1.0%        1.0%
Wyoming.................     --          --          --          --          1.0%

-------
(1) Annuity tax rates applicable to IRA Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column headed "IRA and SEP Contracts and Income Annuities."
(2) Annuity tax rates applicable to Contracts and Income Annuities purchased under retirement plans of public employers meeting the requirements of
    Section 401(a) of the Code are included under the column headed "Keogh Contracts and Income Annuities."


(3) With respect to Contracts and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

                                    FFA-43

      REQUEST FOR A STATEMENT OF ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc. and
   Calvert Responsibly Invested Balanced Portfolio

[_] Calvert Capital Accumulation Portfolio

[_] Variable Insurance Products Funds

[_] I have changed my address. My CURRENT address is:

------------------------------------   Name: ----------------------------------
          (Contract Number)
                                    Address: ----------------------------------

------------------------------------         ----------------------------------
             (Signature)                                                    zip

 METROPOLITAN LIFE INSURANCE COMPANY
 ATTN: MICHELLE FOX
 RETIREMENT AND SAVINGS CENTER
 72 EAGLE ROCK AVENUE
 EAST HANOVER, NJ 07936

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                                                             Postage
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 Metropolitan Life Insurance Company                            VT
 501 US Highway 22                                            Permit
 Bridgewater, NJ 08807-2438                                    220
 ADDRESS CORRECTION REQUESTED

 FORWARDING AND RETURN

 POSTAGE GUARANTEED

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[LOGO OF METROPOLITAN LIFE INSURANCE                           Bulk Rate
      COMPANY APPEARS HERE]                                U.S.Postage Paid
                                                              Rutland, VT
 Metropolitan Life Insurance Company                          Permit 220
 501 US Highway 22
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                      METROPOLITAN LIFE INSURANCE COMPANY

                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                             PREFERENCE PLUS
                                      AND
                           FINANCIAL FREEDOM ACCOUNT
                    GROUP AND INDIVIDUAL ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                               FORM N-4  PART B

                               May 1, 1996

  This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectuses for Preference Plus and Financial Freedom Account Contracts dated May 1, 1996 and should be read in conjunction with the Prospectuses. Copies of the Prospectuses may be obtained from Metropolitan Life Insurance Company, One Madison Avenue, New York, New York 10010.

  A Statement of Additional Information for the Metropolitan Series Fund, Inc. is attached at the end of this Statement of Additional Information. The Statements of Additional Information for Calvert Responsibly Invested Balanced Portfolio, Calvert Capital Accumulation Portfolio and Fidelity Variable Insurance Products Funds are distributed separately.

                                --------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Independent Auditors......................................................    2
Services..................................................................    2
Distribution of Certificates and Interests in the Contracts and Income An-
 nuities..................................................................    2
Early Withdrawal Charge...................................................    2
Variable Income Payments..................................................    2
Performance Data..........................................................    4

                                --------------

 ...............................................................

INDEPENDENT AUDITORS

  Deloitte & Touche LLP, 1633 Broadway, New York, New York, independent auditors, will annually audit the Separate Account's financial statements. The financial statements for the period ended December 31, 1995 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, as stated in their report appearing herein, and have been so included in reliance upon such report given upon the authority of such firm as experts in auditing and accounting.

SERVICES

  From time to time, Metropolitan Life pays third parties to administer its contracts. In such instances Metropolitan Life pays such third parties a portion of the fees it collects.

DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE CONTRACTS AND INCOME
ANNUITIES

  The certificates and interests in the Contracts and Income Annuities are sold through individuals who are licensed life insurance sales representatives of Metropolitan Life Insurance Company ("Metropolitan Life"). Metropolitan Life is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and in the case of certain Enhanced Preference Plus and VestMet Contracts and Income Annuities and Financial Freedom Account Contracts and Income Annuities by certain qualified employees of Metropolitan Life.

  From time to time, Metropolitan Life may also pay certain organizations a fee for endorsing its variable annuity contracts. Metropolitan Life has been informed that in certain instances these organizations may use such fees to pay their administrative expenses.

  The offering of all Contracts and Income Annuities is continuous. Owners and participants under Contracts and Income Annuities may not be offered all investment choices. Each Contract will indicate those investment choices available under the Contract or Income Annuity.

EARLY WITHDRAWAL CHARGE

  The total amount of early withdrawal charges paid to and retained by Metropolitan Life for the years ended December 31, 1993, 1994 and 1995 were
$1,431,866, $3,957,522 and $         , respectively.

VARIABLE INCOME PAYMENTS

  "Variable income payments" include variable income payments made under the various Income Annuities.

ASSUMED INVESTMENT RATE

  The following discussion concerning the amount of variable income payments is based on an Assumed Investment Rate of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS

  The amount of annuity units which will be received periodically from the investment division will depend upon the payment or Account Balance applied as of the annuity date, the annuity unit value as of the annuity date, the amount of any premium tax owed, any contract charges, the annuity type selected, and the age(s) and sex of the annuitant(s) (except where unisex values rates are required by law).

  The first payment is equal to the number of units determined, as explained above, multiplied by the annuity unit value as of the issue date or as of the date 10 days prior to payment if later. Subsequent payments are equal to the number of annuity units multiplied by the annuity unit value 10 days prior to payment.

  Income Annuities contain tables indicating the dollar amount of the first income payment (if the payment is made as of the issue date of the contract) under each variable income type for each $1,000 of payment or Account Balance (after deduction for any premium tax) at various ages. These tables are based upon the 1983 Metropolitan adjusted group and individual mortality tables and the Assumed Investment Rate.

  The first variable income payment consists of a portion from each of the Separate Account investment divisions chosen. Each portion of the first payment is divided by the annuity unit value (described below) for that division to determine the number of annuity units in each division represented by the payment. The number of such units will remain fixed during the annuity period, assuming the annuitant makes no transfers of annuity units to provide annuity units under another investment division or to provide a fixed income option.

  Subsequently, the variable income payment amount will be determined as of the 10th day prior to a payment due date. Each payment may vary from the prior one.

  Therefore, the dollar amount of variable income payments after the first will vary with the amount by which the investment performance is greater or less than 4% per annum and separate account expenses. For example, on an annual basis, if an investment division has a cumulative investment performance of 6% over a one year period, the first variable income plan payment in the next year will be approximately 0.75% greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the division. If such investment performance return is -1% over a one year period, the first variable income payment in the next year will be approximately 6.25% less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment performance of the applicable division.

  Each Contract provides that, when a fixed income option is chosen, the payment to the annuitant will not be less than the payment produced by the then current settlement option rates, which will not be less that the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the annuitant that, at retirement, if the fixed income option purchase rates for new single payment immediate contracts are significantly more favorable than the rates guaranteed by a Contract, the annuitant will be given the benefit of the new rates.

ANNUITY UNIT VALUE

  The value of an annuity unit is calculated at the same time that the value of an accumulation unit is calculated and is based on the same change in investment performance in the Separate Account. (See "Determining the Value of Your Separate Account Investment on page A-PPA-11, B-PPA-13, C-PPA-12 and FFA-20 in the Prospectus.) The calculation of an annuity unit value is discussed in the Prospectus under "How is an annuity unit value calculated?"

  The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of variable income payments:

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

  1. Annuity Unit value, beginning of period........................  $ 10.20000
  2. "Experience factor" for period.................................    1.023558
  3. Daily adjustment for 4% of Assumed Investment Rate.............   .99989255
  4. (2) X (3)......................................................    1.023448
  5. Annuity Unit value, end of period (1) X (4)....................  $ 10.43917

                        ILLUSTRATION OF ANNUITY PAYMENTS
 (ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed

  1. Number of Accumulation Units of at Annuity Date...............     1,500.00
  2. Accumulation Unit value.......................................   $ 11.80000
  3. Accumulation Value of Contract (1) X (2)......................   $17,700.00
  4. First monthly income payment per $1,000 of Accumulation Value.   $     5.63
  5. First monthly income payment (3) X (4) / 1,000 ...............   $    99.65
     Annuity Unit Value (see Illustration of Calculation of Annuity
  6. Unit Value above as of Annuity Date)..........................   $ 10.80000
  7. Number of Annuity Units (5) / (6).............................      9.22685
        Assume Annuity Unit Value for the second month equal to (10
  8. days prior to payment)........................................   $ 10.97000
  9. Second monthly Annuity Payment (7) X (8)......................   $   101.22
 10. Assume Annuity Unit value for third month equal to............   $ 10.52684
 11. Next monthly Annuity Payment (7) X (10).......................   $    97.13

PERFORMANCE DATA

  The yield for the money market investment divisions was derived by taking the income generated by an investment in a money market division over the seven-day period and then "annualizing" it, by assuming that the same amount of income was generated each week over a 52 week period. Total income is shown as a percentage of the investment. The effective yield figure was obtained in the same manner as the yield quotation except that investment income was assumed to be reinvested over the 52 week period. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation were excluded from the calculation of yield and effective yield. The yield quotation for other investment divisions is computed by taking the net investment income generated over the period per accumulation unit divided by the price per unit as of the last day of the period. This percentage is then compounded semiannually. Net investment income is defined, for purposes of this calculation, as dividends and interest earned during the period minus accrued expenses. Both the yield and effective yield figures reflect deductions for the contract charge (for the VestMet Contracts) and charges for mortality and expense risk and general administrative expenses. The yield and effective yield figures do not reflect the possible imposition of an early withdrawal charge of up to 7% of the amount withdrawn or the amount withdrawn attributable to a purchase payment, which may result in a lower yield figure being experienced by the investor.

  Change in accumulation unit value and change in annuity unit value refer to the comparison between the value of an accumulation or annuity unit at the beginning of a specified period of time and the value of an accumulation or annuity unit at the end of the period. This number is then expressed as a percentage and may also be expressed as an annualized figure. While general administrative expenses and mortality and expense risk charges are reflected in change of accumulation or annuity unit value figures, early withdrawal and contract charges (for VestMet Contracts and most Income Annuities), if applicable, are not so reflected.

  Average annual total return assumes a steady rate of return based upon a comparison between the withdrawal value of the hypothetical $1,000 investment over a specified period of time compared to the initial $1,000 investment, expressed as a percentage. Early withdrawal charges, as applicable, and other recurring charges are reflected in average annual total return figures.

  Enhanced Preference Plus, Enhanced VestMet and Financial Freedom Contacts and Enhanced Preference Plus and Financial Freedom Account Income Annuities performance figures vary from other Preference Plus and VestMet Contracts and Income Annuities as a result of reduced Separate Account charges.

  Performance may also be calculated based upon historical performance of the underlying mutual funds, the Fund, Calvert Balanced Portfolio, Calvert Capital Accumulation and Fidelity Funds, and may assume that certain contracts were in existence prior to their inception date. After the inception date, actual accumulation or annuity unit data is used.

  Performance may be shown for two investment strategies that are made available under certain Contracts. The first is the "Equity Generator" SM. Under the "Equity Generator," at the end of a specified period (i.e., monthly, quarterly), an amount equal to the interest earned during the period in the Fixed Interest Account is transferred to the Stock Index Division or the Aggressive Growth Division. The second technique is the "Equalizer" SM. Under this strategy, at the end of a specified period (i.e., monthly, quarterly), a transfer is made from the Stock Index Division to the Fixed Interest Account or from the Fixed Interest Account to the Stock Index Division or the Aggressive Growth Division in order to make the account and the division equal in value. An "Equity Generator Return", "Aggressive Equity Generator Return", "Equalizer Return" or "Aggressive Equalizer Return" will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator and Equalizer investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

 FOR THE PERIOD JANUARY 1, 1995 TO DECEMBER 31, 1995--PREFERENCE PLUS CONTRACTS
                        (10% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
Growth Division.....................................        %             %
Income Division.....................................        %             %
Diversified Division................................        %             %
Aggressive Growth Division..........................        %             %
Stock Index Division................................        %             %
International Stock Division........................        %             %
Calvert Responsibly Invested Balanced Division......        %             %

 FOR THE PERIOD JANUARY 1, 1991 TO DECEMBER 31, 1995--PREFERENCE PLUS CONTRACTS
                        (10% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Growth Division.........     7/2/90            %            %             %
Income Division.........     7/2/90            %            %             %
Diversified Division....     7/2/90            %            %             %
Aggressive Growth Divi-
 sion...................     7/2/90            %            %             %
Stock Index Division....     7/2/90            %            %             %
Calvert Responsibly
 Invested Balanced
 Division...............    9/17/90            %            %             %

 FOR THE PERIOD INCEPTION TO DECEMBER 31, 1995--PREFERENCE PLUS CONTRACTS (10%
                          FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Growth Division.........     7/2/90            %            %             %
Income Division.........     7/2/90            %            %             %
Diversified Division....     7/2/90            %            %             %
Aggressive Growth Divi-
 sion...................     7/2/90            %            %             %
Stock Index Division....     7/2/90            %            %             %
International Stock Di-
 vision.................     7/1/91            %            %             %
Calvert Responsibly
 Invested Balanced
 Division...............    9/17/90            %            %             %

    FOR THE JANUARY 1, 1995 TO DECEMBER 31, 1995--PREFERENCE PLUS (20% FREE
                             CORRIDOR VERSION)

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
Growth Division.....................................        %             %
Income Division.....................................        %             %
Diversified Division................................        %             %
Aggressive Growth Division..........................        %             %
Stock Index Division................................        %             %
International Stock Division........................        %             %
Calvert Responsibly Invested Balanced Division......        %             %

 FOR THE PERIOD JANUARY 1, 1991 TO DECEMBER 31, 1995--PREFERENCE PLUS (20% FREE
                             CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION     UNIT     AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Growth Division.........     7/2/90             %            %             %
Income Division.........     7/2/90             %            %             %
Diversified Division....     7/2/90             %            %             %
Aggressive Growth Divi-
 sion...................     7/2/90             %            %             %
Stock Index Division....     7/2/90             %            %             %
Calvert Responsibly
 Invested Balanced
 Division...............    9/17/90             %            %             %

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 1995--PREFERENCE PLUS (20% FREE
                             CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION     UNIT     AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Growth Division.........     7/2/90             %            %             %
Income Division.........     7/2/90             %            %             %
Diversified Division....     7/2/90             %            %             %
Aggressive Growth Divi-
 sion...................     7/2/90             %            %             %
Stock Index Division....     7/2/90             %            %             %
International Stock Di-
 vision.................     7/2/91             %            %             %
Calvert Responsibly
 Invested Balanced
 Division...............    9/17/90             %            %             %

     YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 1995--PREFERENCE PLUS
                                 CONTRACTS

Growth Division..............................     %
Income Division..............................     %
Diversified Division.........................     %
Aggressive Growth Division...................     %
Stock Index Division.........................     %
International Stock Division.................     %

 FOR THE PERIOD JANUARY 1, 1995 TO DECEMBER 31, 1995--ENHANCED PREFERENCE PLUS
          CONTRACTS (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                                     ACCUMULATION AVERAGE ANNUAL
                                                      UNIT VALUE   TOTAL RETURN
                                                     ------------ --------------
Growth Division.....................................         %             %
Income Division.....................................         %             %
Diversified Division................................         %             %
Aggressive Growth Division..........................         %             %
Stock Index Division................................         %             %
International Stock Division........................         %             %
Calvert Responsibly Invested Balanced Division......         %             %

 FOR THE PERIOD JANUARY 1, 1991 TO DECEMBER 31, 1995--ENHANCED PREFERENCE PLUS
          CONTRACTS (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Growth Division.........     7/2/90             %            %             %
Income Division.........     7/2/90             %            %             %
Diversified Division....     7/2/90             %            %             %
Aggressive Growth Divi-
 sion...................     7/2/90             %            %             %
Stock Index Division....     7/2/90             %            %             %
Calvert Responsibly In-
 vested Balanced Divi-
 sion...................    9/17/90             %            %             %

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 1995--ENHANCED PREFERENCE PLUS
          CONTRACTS (WITH SALES LOAD) (10% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Growth Division.........     7/2/90             %            %             %
Income Division.........     7/2/90             %            %             %
Diversified Division....     7/2/90             %            %             %
Aggressive Growth Divi-
 sion...................     7/2/90             %            %             %
Stock Index Division....     7/2/90             %            %             %
International Stock Di-
 vision.................     7/2/91             %            %             %
Calvert Responsibly In-
 vested Balanced Divi-
 sion...................    9/17/90             %            %             %

 FOR THE PERIOD JANUARY 1, 1995 TO DECEMBER 31, 1995-- ENHANCED PREFERENCE PLUS
          CONTRACTS (WITH SALES LOAD) (20% FREE CORRIDOR VERSION)

                      CHANGE IN
                     ACCUMULATION AVERAGE ANNUAL
                      UNIT VALUE   TOTAL RETURN
                     ------------ --------------
Growth Division.....         %             %
Income Division.....         %             %
Diversified Divi-
 sion...............         %             %
Aggressive Growth
 Division...........         %             %
Stock Index Divi-
 sion...............         %             %
International Stock
 Division...........         %             %
Calvert Responsibly
 Invested Balanced
 Division...........         %             %
Calvert Capital Ac-
 cumulation Divi-
 sion...............         %             %
Fidelity Equity-In-
 come Division......         %             %
Fidelity Growth Di-
 vision.............         %             %
Fidelity Overseas
 Division...........         %             %
Fidelity Investment
 Grade Bond Divi-
 sion...............         %             %
Fidelity Asset Man-
 ager Division......         %             %

 FOR THE PERIOD JANUARY 1, 1991 TO DECEMBER 31, 1995-- ENHANCED PREFERENCE PLUS
          CONTRACTS (WITH SALES LOAD)(20% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                              INCEPTION ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                                DATE     UNIT VALUE   ANNUALIZED   TOTAL RETURN
                              --------- ------------ ------------ --------------
Growth Division..............                 %            %             %
Income Division..............                 %            %             %
Diversified Division.........                 %            %             %
Aggressive Growth Division...                 %            %             %
Stock Index Division.........                 %            %             %

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 1995-- ENHANCED PREFERENCE PLUS
          CONTRACTS (WITH SALES LOAD) (20% FREE CORRIDOR VERSION)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                              INCEPTION ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                                DATE     UNIT VALUE   ANNUALIZED   TOTAL RETURN
                              --------- ------------ ------------ --------------
Growth Division.............   7/2/90         %            %             %
Income Division.............   7/2/90         %            %             %
Diversified Division........   7/2/90         %            %             %
Aggressive Growth Division..   7/2/90         %            %             %
Stock Index Division........   7/2/90         %            %             %
International Stock Divi-
 sion.......................   7/1/91         %            %             %
Calvert Responsibly Invested
 Balanced Division..........   5/1/91         %            %             %
Calvert Capital Accumulation
 Division...................   5/1/92         %            %             %
Fidelity Equity-Income Divi-
 sion.......................   5/1/92         %            %             %
Fidelity Growth Division....   5/1/92         %            %             %
Fidelity Overseas Division..   5/1/92         %            %             %
Fidelity Investment Grade
 Bond Division..............   5/1/92         %            %             %
Fidelity Asset Manager Divi-
 sion.......................   5/1/92         %            %             %

             FOR THE PERIOD JANUARY 1, 1995 TO DECEMBER 31, 1995--
        ENHANCED NON-QUALIFIED PREFERENCE PLUS CONTRACTS (NO SALES LOAD)

                                         CHANGE IN
                                        ACCUMULATION              AVERAGE ANNUAL
                                         UNIT VALUE                TOTAL RETURN
                                        ------------              --------------
Growth Division.............                  %                          %
Income Division.............                  %                          %
Diversified Division........                  %                          %
Aggressive Growth Division..                  %                          %
Stock Index Division........                  %                          %
International Stock Divi-
 sion.......................                  %                          %
Calvert Responsibly Invested
 Balanced Division..........                  %                          %
Calvert Capital Accumulation
 Division...................                  %                          %

                FOR THE PERIOD INCEPTION TO DECEMBER 31, 1995--
        ENHANCED NON-QUALIFIED PREFERENCE PLUS CONTRACTS (NO SALES LOAD)

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                              INCEPTION ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                                DATE     UNIT VALUE   ANNUALIZED   TOTAL RETURN
                              --------- ------------ ------------ --------------
Growth Division.............   5/1/91         %            %             %
Income Division.............   5/1/91         %            %             %
Diversified Division........   5/1/91         %            %             %
Aggressive Growth Division..   5/1/91         %            %             %
Stock Index Division........   5/1/91         %            %             %
International Stock Divi-
 sion.......................   7/1/91         %            %             %
Calvert Responsibly Invested
 Balanced Division..........   5/1/91         %            %             %
Calvert Capital Accumulation
 Division...................   5/1/92         %            %             %

            YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 1995--
                       ENHANCED PREFERENCE PLUS CONTRACTS

Growth Division.............        %
Income Division.............        %
Diversified Division........        %
Aggressive Growth Division..        %
Stock Index Division........        %
International Stock Divi-
 sion.......................        %

FOR THE PERIOD JANUARY 1, 1995 TO DECEMBER 31, 1995-- FINANCIAL FREEDOM ACCOUNT
                                 CONTRACTS

                                         CHANGE IN
                                        ACCUMULATION              AVERAGE ANNUAL
                                         UNIT VALUE                TOTAL RETURN
                                        ------------              --------------
Stock Index Division....                      %                          %
Calvert Responsibly In-
 vested Balanced Divi-
 sion...................                      %                          %
Calvert Capital Accumu-
 lation Division........                      %                          %
Fidelity Equity-Income
 Division...............                      %                          %
Fidelity Growth Divi-
 sion...................                      %                          %
Fidelity Overseas Divi-
 sion...................                      %                          %
Fidelity Investment
 Grade Bond Division....                      %                          %
Fidelity Asset Manager
 Division...............                      %                          %

    FOR THE PERIOD INCEPTION TO DECEMBER 31, 1995--FINANCIAL FREEDOM ACCOUNT
                                   CONTRACTS

                                                      CHANGE IN
                                         CHANGE IN   ACCUMULATION
                                        ACCUMULATION  UNIT VALUE  AVERAGE ANNUAL
                         INCEPTION DATE  UNIT VALUE   ANNUALIZED   TOTAL RETURN
                         -------------- ------------ ------------ --------------
Stock Index Division....     7/1/91           %            %             %
Calvert Responsibly In-
 vested Balanced Divi-
 sion...................     7/1/91           %            %             %
Calvert Capital Accumu-
 lation Division........     7/1/91           %            %             %
Fidelity Equity-Income
 Division...............     7/1/91           %            %             %
Fidelity Growth Divi-
 sion...................     7/1/91           %            %             %
Fidelity Overseas Divi-
 sion...................     7/1/91           %            %             %
Fidelity Investment
 Grade Bond
 Division...............     7/1/91           %            %             %
Fidelity Asset Manager
 Division...............     7/1/91           %            %             %

       MONEY MARKET DIVISIONS--SEVEN DAY PERIOD ENDING DECEMBER 31, 1995

                                                      EFFECTIVE
                                           YIELD         IELD
                                        ------------ ------------
VestMet Contracts......................       %            %
Enhanced VestMet Contracts.............       %            %
Financial Freedom Account Contracts....       %            %

     FOR THE PERIOD JANUARY 1, 1995 TO DECEMBER 31, 1995--VESTMET CONTRACTS

                                         CHANGE IN     AVERAGE
                                        ACCUMULATION    ANNUAL
                                         UNIT VALUE  TOTAL RETURN
                                        ------------ ------------
Growth Division........................       %            %
Income Division........................       %            %
Diversified Division...................       %            %
Aggressive Growth Division.............       %            %
Stock Index Division...................       %            %

     FOR THE PERIOD JANUARY 1, 1991 TO DECEMBER 31, 1995--VESTMET CONTRACTS

                                                        CHANGE IN
                                         CHANGE IN   ACCUMULATION    AVERAGE
                                        ACCUMULATION   UNIT VALUE     ANNUAL
                                         UNIT VALUE    ANNUALIZED  TOTAL RETURN
                                        ------------ ------------ --------------
Growth Division........................       %            %            %
Income Division........................       %            %            %
Diversified Division...................       %            %            %
Aggressive Growth Division.............       %            %            %
Stock Index Division...................       %            %            %

  FOR THE PERIOD JANUARY 1, 1986 TO DECEMBER 31, 1995--VESTMET CONTRACTS

                                                           CHANGE IN
                                         CHANGE IN      ACCUMULATION   AVERAGE
                                        ACCUMULATION      UNIT VALUE    ANNUAL
                         INCEPTION DATE  UNIT VALUE       ANNUALIZED TOTAL RETURN
                         -------------- ------------ --------------- ------------
Growth Division.........     3/1/85           %              %             %
Income Division.........     3/1/85           %              %             %

        FOR THE PERIOD INCEPTION TO DECEMBER 31, 1995--VESTMET CONTRACTS

                                                           CHANGE IN
                                         CHANGE IN      ACCUMULATION   AVERAGE
                                        ACCUMULATION      UNIT VALUE    ANNUAL
                         INCEPTION DATE  UNIT VALUE       ANNUALIZED TOTAL RETURN
                         -------------- ------------ --------------- ------------
Diversified Division....    7/25/86           %              %             %
Aggressive Growth Divi-
 sion...................    5/18/88           %              %             %
Stock Index Division....    5/ 1/90           %              %             %

    YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 1995--VESTMET CONTRACTS

Growth Division.........          %
Income Division.........          %
Diversified Division....          %
Aggressive Growth Divi-
 sion...................          %
Stock Index Division....          %

             FOR THE PERIOD JANUARY 1, 1995 TO DECEMBER 31, 1995--
                           ENHANCED VESTMET CONTRACTS

                                         CHANGE IN       AVERAGE
                                        ACCUMULATION     ANNUAL
                                         UNIT VALUE   TOTAL RETURN
                                        ------------ ---------------
Growth Division........................       %              %
Income Division........................       %              %
Diversified Division...................       %              %
Aggressive Growth Division.............       %              %
Stock Index Division...................       %              %

             FOR THE PERIOD JANUARY 1, 1991 TO DECEMBER 31, 1995--
                           ENHANCED VESTMET CONTRACTS

                                         CHANGE IN      CHANGE IN      AVERAGE
                                        ACCUMULATION  ACCUMULATION      ANNUAL
                                         UNIT VALUE  UNIT ANNUALIZED TOTAL RETURN
                                        ------------ --------------- ------------
Growth Division........................       %              %             %
Income Division........................       %              %             %
Diversified Division...................       %              %             %
Aggressive Growth Division.............       %              %             %
Stock Index Division ..................       %              %             %

   FOR THE PERIOD INCEPTION TO DECEMBER 31, 1995--ENHANCED VESTMET CONTRACTS

                                                        CHANGE IN
                                         CHANGE IN    ACCUMULATION     AVERAGE
                                        ACCUMULATION   UNIT VALUE       ANNUAL
                         INCEPTION DATE  UNIT VALUE    ANNUALIZED    TOTAL RETURN
                         -------------- ------------ --------------- ------------
Growth Division.........    5/11/87           %              %             %
Income Division.........    5/11/87           %              %             %
Diversified Division....    5/11/87           %              %             %
Aggressive Growth Divi-
 sion...................    5/18/88           %              %             %
Stock Index Division....    5/ 1/90           %              %             %

            YIELDS FOR THE 30 DAY PERIOD ENDING DECEMBER 31, 1995--
                           ENHANCED VESTMET CONTRACTS

Growth Division.........          %
Income Division.........          %
Diversified Division....          %
Aggressive Growth Divi-
 sion...................          %
Stock Index Division....          %

                                    PART II

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (A) FINANCIAL STATEMENTS

      The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4 (To be filed by amendment):

            Metropolitan Life Separate Account E

            Financial Statements for the Year Ended December 31, 1995
              Independent Auditors' Report
              Statements of Assets and Liabilities
              Statements of Operations
              Statements of Changes in Net Assets
              Notes to Financial Statements

            Metropolitan Life Insurance Company

            Financial Statements for the Years Ended December 31, 1995, 1994 and 1993
              Independent Auditors' Report
              Balance Sheets
              Statements of Operations and Surplus
              Statements of Cash Flow
              Notes to Financial Statements

  (B) EXHIBITS

     (1)            --Resolution of the Board of Directors of Metropolitan Life
                      establishing Separate Account E./25/
     (2)            --Not applicable.
     (3)(a)         --Not applicable.
        (b)         --Form of Selected Broker Agreement./25/
        (c)         --Participation Agreement--Calvert/16/
        (d)         --Participation Agreements--Fidelity Distributors
                      Corp./18/
     (4)(a)         --Amended Form of IRC Section 401 Group Annuity Contract
                      (VestMet)./13/
        (a)(i)      --Form of IRC Section 401 Group Annuity Contract
                      (Preference Plus) (Version 2)./15/
        (a)(ii)     --Form of IRC Section 401 Group Annuity Contract
                      (Preference Plus) (Allocated and
                      Unallocated)./16/,/18/,/19/,/20/,/22/
        (a)(iii)    --Form IRC Section 401 Individual Annuity Contract
                      (Preference Plus)./22/
        (a)(iv)     --Form IRC Section 401 Group Annuity Contract (Preference
                      Plus) (Oregon)./25/
        (b)         --Amended Form of IRC Section 403(b) Group Annuity Contract
                      (VestMet)./13/
        (b)(i)      --Amended Form of IRC Section 403(b) Group Annuity Contract
                      (Preference Plus)./16/
        (b)(i)(A)   --Form of IRC Section 403(b) Group Annuity Contract
                      (Financial Freedom-LIJ)./20/
        (b)(i)(B)   --Form of IRC Section 403(b) Group Annuity Contract
                      (Enhanced Preference Plus Contract-Montefiore Medical
                      Center, Maimonides Medical Center, The Mount Sinai
                      Hospital)./25/
        (b)(ii)     --Form of Certificate under IRC Section 403(b) Group
                      Annuity Contract (Vest- Met)./13/
        (b)(iii)    --Form of Certificate under IRC Section 403(b) Group
                      Annuity Contract (Preference Plus) (Version 2)./15/
        (b)(iii)(A) --Form of Certificate under IRC Section 403(b) Group
                      Annuity Contract (Preference Plus) (Versions 1 and
                      2)./15/
        (b)(iii)(B) --Amended Form of Certificate under IRC Section 403(b)
                      Group Annuity Contract (Preference Plus) (New York)./16/
        (b)(iii)(C) --Form of Certificate under IRC Section 403(b) Group
                      Annuity Contract
                      (Financial Freedom Account)/20/

        (b)(iii)(D) --Forms of Certificate under IRC Section 403(b) Group
                      Annuity Contract (Preference Plus--Enhanced TSA Preference
                      Plus Contract)./20/,/22/
        (b)(iii)(E) --Amended Form of Certificate under IRC Section 403(b)
                      Group Annuity Contract (Preference Plus)./20/
        (b)(iii)(F) --Form of Certificate under IRC Section 403(b) Group
                      Annuity Contract (Chapman)./22/
        (b)(iii)(G) --Form of Certificate under IRC Section 403(b) Group
                      Annuity Contract (Preference Plus, Enhanced Preference
                      Plus, Financial Freedom) (Oregon)./25/
        (b)(iii)(H) --Form of Endorsement under IRC Section 403(b) Group
                      Annuity Contract (Preference Plus)./25/
        (b)(iii)(I) --Form of Endorsement under Section 403(b) Group Annuity
                      Contract (Preference Plus, Enhanced Preference Plus,
                      Financial Freedom)./25/
        (b)(iv)     --Form of Texas Rider for Certificate under IRC Section
                      403(b) Group Annuity Contract (VestMet)./1/
        (b)(v)      --Form of Texas Endorsement for Certificate under IRC
                      Section 403(b) Group Annuity Contract (Preference
                      Plus)./23/
        (c)         --Form of IRC Section 408 Simplified Employee Pension
                      Contract (VestMet)./2/
        (c)(i)(A)   --Form of IRC Section 408 Simplified Employee Pension
                      Contract (Preference Plus) (Version 2)./15/
        (c)(i)(B)   --Amended Form of IRC Section 408 Simplified Employee
                      Pension Contract (Preference Plus)./16/
        (c)(i)(C)   --Form of IRC Section 408 Simplified Employee Pension
                      Contract (Preference Plus) (Oregon)./25/
        (c)(i)      --Form of IRC Section 408 Simplified Employee Pension
                      Contract (Illinois, Minnesota) (VestMet)./3/
        (c)(ii)     --Form of IRC Section 408 Simplified Employee Pension
                      Contract (Michigan) (VestMet)./3/
        (c)(iii)    --Form of IRC Section 408 Simplified Employee Pension
                      Contract (New York) (VestMet)./3/
        (c)(iv)     --Form of IRC Section 408 Simplified Employee Pension
                      Contract (South Carolina) (VestMet)./3/
        (c)(v)      --Form of IRC Section 408 Simplified Employee Pension
                      Contract (Pennsylvania) (VestMet)./4/
        (c)(vi)     --Form of IRC Section 408 Simplified Employee Pension
                      Contract (Washington) (VestMet)./4/
        (c)(vii)    --Information Statement concerning IRC Section 408
                      Simplified Employee Pension Contract (VestMet)./5/
        (d)         --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (VestMet)./2/
        (d)(i)(A)   --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (Preference Plus) (Version 2)./1//5/
        (d)(i)(B)   --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (Preference Plus)./16,22/
        (d)(i)(C)   --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (Preference Plus) (Oregon)./25/
        (d)(i)      --Form of Endorsement to IRC Section 408 Individual
                      Retirement Annuity Contract (VestMet)./3/
        (d)(ii)     --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (Michigan) (VestMet)./3/
        (d)(iii)    --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (Illinois, Minnesota) (VestMet)./3/
        (d)(iv)     --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (Michigan) (VestMet)./3/
        (d)(v)      --Form of IRC Section 408 Individual Retirement Annuity
                      Contract (New York) (VestMet)./3/

        (d)(vi)      --Form of IRC Section 408 Individual Retirement Annuity
                       Contract (South Carolina) (VestMet)./3/
        (d)(vii)     --Form of IRC Section 408 Individual Retirement Annuity
                       Contract (Pennsylvania) (VestMet)./4/
        (d)(viii)    --Form of IRC Section 408 Individual Retirement Annuity
                       Contract (Washington) (VestMet)./4/
        (d)(ix)      --Information Statement concerning IRC Section 408
                       Individual Retirement Annuity Contract (VestMet)./5/
        (d)(x)       --Form of Endorsement to IRC Section 408 Individual
                       Retirement Annuity Contract (VestMet)./13/
        (d)(xi)      --Form of Endorsement to IRC Section 408 Individual
                       Retirement Annuity Contract (Michigan) (VestMet)./13/
        (d)(xii)     --Form of Endorsement to IRC Section 408 Individual
                       Retirement Annuity Contract (South Carolina)
                       (VestMet)./13/
        (e)          --Amended Form of IRC Section 408 Group Individual
                       Retirement Annuity Contract (VestMet)./13/
        (e)(1)       --Form of IRC Section 408 Group Individual Retirement
                       Annuity Contract (Preference Plus)./15/
        (e)(i)       --Form of Certificate under IRC Section 408 Group
                       Individual Retirement Annuity Contract (VestMet)./13/
        (e)(i)(A)    --Form of Certificate under IRC Section 408 Group
                       Individual Retirement Annuity Contract (Preference
                       Plus)./20/
        (e)(i)(B)    --Form of Certificate under IRC Section 408 Group
                       Individual Retirement Annuity Contract
                       (Enhanced)./22/,/25/
        (e)(i)(C)    --Form of Certificate under IRC Section 408 Group
                       Individual Retirement Annuity Contract (Oregon)./25/
        (f)          --Amended Form of IRC Section 457 Group Annuity Contract
                       for Public Employee Deferred Compensation Plans
                       (VestMet)./13/
        (f)(i)       --Form of IRC Section 457 Group Annuity Contract for
                       Public Employee Deferred Compensation Plans (Preference
                       Plus) (Version 2)./15/
        (f)(ii)      --Amended Form of IRC Section 457 Group Annuity Contract
                       for Public Employee Deferred Compensation Plans
                       (Preference Plus)./20/
        (f)(iii)     --Form of IRC Section 457 Group Annuity Contract for
                       Public Employee Deferred Compensation Plans (Enhanced
                       Preference Plus)./20/
        (f)(iv)      --Form of IRC Section 457 Group Annuity Contract for
                       Public Employee Deferred Compensation Plans (Financial
                       Freedom)./20/
        (g)          --Form of Endorsement to IRC Section 408 Individual
                       Retirement Annuity Contract which Converts Contract into
                       Non-Qualified Status (VestMet)./13/
        (g)(1)       --Form of Non-Qualified Contract (Preference Plus)
                       (Version 2)./15/
        (g)(i)(A)    --Amended Form of Non-Qualified Contract (Preference
                       Plus)./16,22/
        (g)(i)(B)    --Form of Non-Qualified Contract (Preference Plus)
                       (Oregon)./25/
        (g)(i)       --Information Statement concerning IRC Section 408
                       Individual Retirement Annuity Contract with Non-Qualified
                       Endorsement (VestMet)./5/
        (g)(ii)      --Form of Endorsement to IRC Section 408 Individual
                       Retirement Annuity Contract with Non-Qualified
                       Endorsement (Michigan) (VestMet)./13/
        (g)(iii)     --Form of Endorsement to IRC Section 408 Individual
                       Retirement Annuity Contract with Non-Qualified
                       Endorsement (South Carolina) (VestMet)./13/
        (h)          --Amended Form of Non-Qualified Group Contract
                       (VestMet)./13/
        (h)(1)       --Form of Non-Qualified Group Contract (Preference
                       Plus)./15/
        (h)(i)       --Form of Certificate under Non-Qualified Group Contract
                       (VestMet)./13/
        (h)(i)(A)    --Forms of Certificate under Non-Qualified Group Contract
                       (Preference Plus)./15/,/20/,/22/
        (h)(i)(A)(i) --Form of Certificate under Non-Qualified Group Contract
                       (Preference Plus-Enhanced Contract; Enhanced Preference
                       Plus)./25/

        (h)(i)(A)(ii) --Form of Certificate under Non-Qualified Group Contract
                        (Preference Plus-Enhanced Contract; Enhanced Preference
                        Plus) (Oregon)./25/
        (h)(i)(B)     --Form of Non-Qualified Group Contract (Preference
                        Plus)./17/
        (h)(i)(C)     --Form of Non-Qualified Group Contract (Enhanced
                        Preference Plus)./19/
        (h)(i)(D)     --Form of Endorsement Concerning Nursing Home or Terminal
                        Illness./25/
        (i)           --Endorsement with respect to Individual IRA and
                        Individual Non-Qualified Contract concerning Death
                        Benefit Provisions (VestMet)./4/
        (j)           --Specimen of variable retirement annuity contract for
                        Metropolitan Variable Account B./6/
        (k)           --Proposed Form of Metropolitan Investment Annuity
                        Program, Form 37-74 MIAP for Metropolitan Life Variable
                        Account C./7/
        (l)           --Proposed Form of Metropolitan Investment Annuity
                        Program, Form 37-74 MIAP for Metropolitan Life Variable
                        Account D./8/
        (m)           --Specimen of Flexible-Purchase Variable Annuity Contract
                        for Metropolitan Variable Account A./9/
        (n)           --Specimen of Variable Annuity Contract, Forms 37TV-65
                        and 20SV-65 for Metropolitan Variable Account B./10/
        (o)           --Form of Certificate under IRC Section 403(a) Group
                        Annuity Contract (Preference Plus)./19/
        (o)(i)        --Forms of Certificate under IRC Section 403(a) Group
                        Annuity Contract (Financial Freedom)./20/,/22/
        (o)(ii)       --Form of Certificate under IRC Section 403(a) Group
                        Annuity Contract (South Carolina)./22/
        (o)(iii)      --Form of Certificate under IRC Section 403(a) Group
                        Annuity Contract (SUNY)./22/
        (o)(iv)       --Form of Certificate under IRC Section 403(a) Group
                        Annuity Contract (Oregon)./25/
        (p)           --Form of Single Premium Immediate Income Payment
                        Contract (Preference Plus)./20/,/21/
        (q)           --Form of Single Premium Immediate Income Payment
                        Certificate (Enhanced Preference Plus and Financial
                        Freedom)./20/,/21/
        (r)           --Endorsements for Single Premium Immediate Income
                        Payment Contract./22/
     (5)(a)           --Participation Request and Agreement for the IRC Section
                        401 Group Annuity Contract./1/
        (b)           --Enrollment Form with respect to the IRC Section 401
                        Group Annuity Contract./1/
        (b)(i)        --Enrollment Form with respect to the IRC Section 401
                        Group Annuity Contract (Preference Plus)
                        (Allocated)./18/
        (c)           --Participation Request and Agreement for the IRC Section
                        403(b) Group Annuity Contract./1/
        (c)(i)        --Participation Request and Agreement for the IRC Section
                        403(b) Group Annuity Contract (Direct Mail Form)./12/
        (d)           --Enrollment Form with respect to the IRC Section 403(b)
                        Group Contract and the IRC Section 457 Group Annuity
                        Contract./25/
        (d)(i)        --403(b) Tax Deferred Annuity Customer Agreement
                        Acknowledgement./13/
        (d)(ii)       --Enrollment Form with respect to the IRC Section 403(b)
                        Group Annuity Contract (Enhanced Preference Plus
                        TSA)./20/
        (d)(iii)      --Enrollment Form with respect to the IRC Section 403(b)
                        Group Annuity Contract (FFA-TSA)./20/
        (e)           --Enrollment Form with respect to the IRC Section 403(b)
                        Group Annuity Contract and the IRC Section 457 Group
                        Annuity Contract./1/
        (f)           --Application for an IRC Section 408 Simplified Employee
                        Pension, IRA and Non-Qualified Contracts (Preference
                        Plus)./25/
        (f)(i)        --Application for Individual IRA and Non-Qualified
                        Contract (Direct Mail Form)./12/

        (g)      --Employer Adoption Request Form./12/
        (g)(i)   --Employer Utilization Request Form./12/
        (g)(ii)  --Enrollment Form for IRC Section 408 Group Individual
                   Retirement Account Contract and Non-Qualified Group
                   Contract./12/
        (g)(iii) --Funding Authorization and Agreement./20/
        (g)(iv)  --Funding Authorization and Agreement (SEP)./20/
        (h)(i)   --Enrollment Form for IRC Section 408 Individual Retirement
                   Annuity, IRC Section 408k Simplified Employee Pension and
                   Non-Qualified Income Annuity Contract./21/
        (h)(ii)  --Enrollment Form for IRC Sections 403(b), 403(a) and 457
                   Group Income Annuity Contract./21/
        (h)(iii) --Enrollment Form for Group IRA Rollover Annuity (Preference
                   Plus-Enhanced Contract)./25/
        (h)(iv)  --Enrollment Form for Group Non-Qualified Supplemental Savings
                   (Preference Plus-Enhanced Contract)./25/
      (6)        --Charter and By-Laws of Metropolitan Life./25/
      (6)(a)     --By-Laws Amendment./25/
      (7)        --Not applicable.
      (8)        --Not applicable.
      (9)        --Opinion and consent of counsel as to the legality of the securities being registered./2/
     (10)        --Not applicable.
     (11)        --Not applicable.
     (12)        --Not applicable.
     (13)(a)     --Powers of Attorney./14/,/22/,/24/
     (13)(b)     --Schedules of Performance. (To be filed by amendment)
     (27)        --Financial Data Schedules. (To be filed by amendment).

--------
 1. Filed with initial filing of this Registration Statement on Form S-6 on April 6, 1984.
 2. Filed with Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 on December 19, 1984.
 3. Filed with Post-Effective Amendment No. 1 to this Registration Statement on Form S-6 on April 25, 1985.
 4. Filed with Post-Effective Amendment No. 2 to this Registration Statement on Form S-6 on April 25, 1986.
 5. Filed with Post-Effective Amendment No. 3 to this Registration Statement on Form S-6 on July 25, 1986.
 6. Filed with Post-Effective Amendment No. 16 to Metropolitan Variable Account B Registration Statement under the Securities Act of 1933. IRA Endorsement filed as Exhibit to Form N-1Q, June 30, 1979.
 7. Filed as Exhibit No. 14 to Form N-8B-1 for Metropolitan Life Variable Account C, File No. 811-2017. Amended Metropolitan Investor-Annuity Program Form 37-75 MIAP-Calif. (for use in California only) and Form 37-75 MIAP (for use outside of California), with endorsement, Form R.S. 549 all previously filed as Exhibits 4(a) and 4(b), respectively, to form N-1Q dated January 30, 1976.
 8. Filed as Exhibit No. 14 to Form N-8B-1 for Metropolitan Life Variable Account D, File No. 811-2443. Amended Metropolitan Investor-Annuity Program Form 37-75 MIAP-Calif. (for use in California only) filed as Exhibit No. 4 to Form N-1Q, January 30, 1976.
 9. Filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.
10. Filed as Exhibit No. 3 to Form N-8B-1 for Metropolitan Variable Account B, File No. 811-2017.
11. Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4 on April 9, 1987.
12. Filed with Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 on April 1, 1988.
13. Filed with Post-Effective Amendment No. 7 to this Registration Statement on Form N-4 on April 24, 1989.

14. Powers of attorney for all directors of Metropolitan Life Insurance Company, except George M. Keller, and Frederick P. Hauser, (Principal Accounting Officer) were filed with Post-Effective Amendment No. 6.
15. Filed with Post-Effective Amendment No. 9 to this Registration Statement on Form N-4 on March 1, 1990.
16. Filed with Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 on March 1, 1991.
17. Filed with Post-Effective Amendment No. 12 to this Registration Statement on Form N-4 on April 24, 1991.
18. Filed with Post-Effective Amendment No. 13 to this Registration Statement on Form N-4 on February 28, 1992.
19. Filed with Post-Effective Amendment No. 14 to this Registration Statement on Form N-4 on April 25, 1992.
20. Filed with Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 on April 8, 1993.
21. Filed with Post-Effective Amendment No. 16 to this Registration Statement on Form N-4 on April 27, 1994.
22. Filed with Post-Effective Amendment No. 17 to this Registration Statement on Form N-4 on March 1, 1995.

23. Filed with Post-Effective Amendment No. 18 to this Registration Statement on Form N-4 on April 25, 1995.

24. Power of Attorney for Ruth J. Simmons filed herewith.

25. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

                                PRINCIPAL OCCUPATION &         POSITIONS AND OFFICES
          NAME                     BUSINESS ADDRESS                WITH DEPOSITOR
          ----                  ----------------------         ---------------------
Theodossios
 Athanassiades.......... Vice-Chairman of the Board,           Vice-Chairman of the
                         Metropolitan Life Insurance Company,   Board and Director
                         One Madison Avenue,
                         New York, NY 10010.

Curtis H. Barnette...... Chairman and Chief Executive Officer, Director
                         Bethlehem Steel Corp.,
                         1170 Eighth Avenue,
                         Martin Tower 2118,
                         Bethlehem, PA 18016-7699.

Joan Ganz Cooney........ Chairman, Executive Committee,        Director
                         Children's Television Workshop,
                         One Lincoln Plaza,
                         New York, NY 10023.

John J. Creedon......... Retired President and                 Director
                         Chief Executive Officer,
                         Metropolitan Life Insurance Company,
                         200 Park Avenue,
                         Suite 5700,
                         New York, NY 10166.

James R. Houghton....... Chairman of the Board and             Director
                         Chief Executive Officer,
                         Corning Incorporated,
                         HQE 2-08
                         Corning, NY 14831.

                                PRINCIPAL OCCUPATION &         POSITIONS AND OFFICES
          NAME                     BUSINESS ADDRESS                WITH DEPOSITOR
          ----                  ----------------------         ---------------------
Harry P. Kamen.......... Chairman of the Board, President      Chairman of the
                         and Chief Executive Officer,           Board, President,
                         Metropolitan Life Insurance Company,   Chief Executive
                         One Madison Avenue,                    Officer and Director
                         New York, NY 10010.
Helene L. Kaplan........ Of Counsel, Skadden, Arps, Slate,     Director
                         Meagher and Flom,
                         919 Third Avenue,
                         New York, NY 10022.
Richard J. Mahoney...... Chairman of the Executive Committee,  Director
                         Monsanto Company--Mail Zone N3L,
                         800 N. Lindbergh Blvd.,
                         St. Louis, MO 63167.
Allen E. Murray......... Retired Chairman of the Board and     Director
                         Chief Executive Officer,
                         Mobil Corporation,
                         P.O. Box 2072,
                         New York, NY 10163.
John J. Phelan, Jr. .... Retired Chairman and                  Director
                         Chief Executive Officer,
                         New York Stock Exchange,
                         P.O. Box 312,
                         Mill Neck, NY 11765.
John B. M. Place........ Former Chairman of the Board,         Director
                         Crocker National Corporation,
                         111 Sutter Street, 4th Fl.,
                         San Francisco, CA 94104.
Hugh B. Price........... President and Chief Executive         Director
                         Officer,
                         National Urban League, Inc.,
                         500 East 62nd Street,
                         New York, NY 10021.
Robert G. Schwartz...... Retired Chairman of the Board,        Director
                         President and Chief Executive
                         Officer,
                         Metropolitan Life Insurance Company,
                         200 Park Avenue, Suite 5700,
                         New York, NY 10166.
Ruth J. Simmons, PH.D... President,                            Director
                         Smith College,
                         College Hall 20,
                         North Hampton, MA 01063.
William S. Sneath....... Retired Chairman of the Board,        Director
                         Union Carbide Corporation,
                         41 Leeward Lane,
                         Riverside, CT 06878.
John R. Stafford........ Chairman, President and Chief         Director
                         Executive Officer,
                         American Home Products Corporation,
                         5 Giralda Farms,
                         Madison, NJ 07940.

  Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is One Madison Avenue, New York, New York 10010.

           NAME OF OFFICER                   POSITION WITH METROPOLITAN LIFE
           ---------------                   -------------------------------
Harry P. Kamen....................... Chairman of the Board, President and Chief
                                       Executive Officer
Theodossios Athanassiades............ Vice-Chairman of the Board
Gerald Clark......................... Senior Executive Vice-President and Chief
                                       Investment Officer
Stewart G. Nagler.................... Senior Executive Vice-President & Chief
                                       Financial Officer
Gary A. Beller....................... Executive Vice-President and Chief Legal
                                       Officer
Robert H. Benmosche.................. Executive Vice-President
Anthony C. Cannatella................ Executive Vice-President
Robert J. Crimmins................... Executive Vice-President
C. Rob Henrikson..................... Executive Vice-President
John D. Moynahan, Jr. ............... Executive Vice-President
Catherine A. Rein.................... Executive Vice-President
John H. Tweedie...................... Executive Vice-President
Richard M. Blackwell................. Senior Vice-President & General Counsel
Alexander D. Brunini................. Senior Vice-President
James B. Digney...................... Senior Vice-President
William T. Friedewald, M.D........... Senior Vice-President and Chief Medical
                                       Director
Frederick P. Hauser.................. Senior Vice-President & Controller
Anne E. Hayden....................... Senior Vice-President
Jeffrey J. Hodgman................... Senior Vice-President
Leland C. Launer, Jr. ............... Senior Vice-President
Terence I. Lennon.................... Senior Vice-President
David A. Levene...................... Senior Vice-President & Chief Actuary
James L. Lipscomb.................... Senior Vice-President
James M. Logan....................... Senior Vice-President
Francis P. Lynch..................... Senior Vice-President
Thomas F. McDermott.................. Senior Vice-President
John C. Morrison, Jr................. Senior Vice-President
Dominick A. Prezzano................. Senior Vice-President
Leo T. Rasmussen..................... Senior Vice-President
Vincent P. Reusing................... Senior Vice-President
Robert E. Sollmann, Jr. ............. Senior Vice-President
Thomas L. Stapleton.................. Senior Vice-President & Tax Director
William J. Toppeta................... Senior Vice-President
Arthur G. Typermass.................. Senior Vice-President & Treasurer
James A. Valentino................... Senior Vice-President
Judy E. Weiss........................ Senior Vice-President
Stephen E. White..................... Senior Vice-President
Richard F. Wiseman................... Senior Vice-President
Harvey M. Young...................... Senior Vice-President
Christine N. Markussen............... Vice-President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

  The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. No person has the direct or indirect power to control Metropolitan Life Insurance Company. As a mutual life insurance company, Metropolitan Life Insurance Company has no stockholders. Its Board of Directors is elected in accordance with New York Insurance Law by Metropolitan's policyholders, whose policies or contracts have been in force for at least one year. Each such policyholder has only one vote, irrespective of the number of policies or contracts held and the amount thereof. The following diagram indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                            AS OF DECEMBER 31, 1995

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1995. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Delaware)

          a.   Metropolitan Group Property and Casualty Insurance Company
               (Delaware)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Delaware)
          c.   Metropolitan General Insurance Company (Delaware)
          d.   First General Insurance Company (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)

     4.   Metropolitan Asset Management Corporation (Delaware)

          a.   MetLife Capital Holdings, Inc. (Delaware)

               i.   MetLife Capital Corporation (Delaware)

                    (1)  Searles Cogeneration, Inc. (Delaware)
                    (2)  MLYC Cogen, Inc. (Delaware)
                    (3)  MCC Yerkes Inc. (Washington)
                    (4) MetLife Capital, Limited Partnership (Delaware). Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and MetLife Capital Corporation (10%).
                    (5)  CLJ Finco, Inc. (Delaware)

                         (a)  MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and CLJ Finco, Inc. (10%).

                    (6)  MetLife Capital Portfolio Investments, Inc. (Nevada)

                         (a)  MetLife Capital Funding Corp. (Delaware)

               ii.  MetLife Capital Financial Corporation (Delaware)

               iii. MetLife Financial Acceptance Corporation (Delaware).
                    MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

          b.   MetLife Investment Management Corporation (Delaware)

               i. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

          c.   MetLife Realty Group, Inc. (Delaware)

          d. GFM International Investors Limited (United Kingdom). The common stock of GFM International Investors Limited ("GFM") is held by Metropolitan (99.5%) and by an employee of GFM (.5%). GFM is a sub-investment manager for the International Stock Portfolio of Metropolitan Series Fund, Inc.

               i.   GFM Investments Limited (United Kingdom)

     5.   SSRM Holdings, Inc. (Delaware)

          a. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Energy, Inc. (Massachusetts)
               ii.  State Street Research Investment Services, Inc.
                    (Massachusetts)

          b.   Metric Holdings, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Realty Corp. (Delaware)
               iii. Metric Realty (Illinois).  Metric Realty Corp. and Metric
                    Holdings, Inc. each hold 50% of the common stock of Metric Realty.

                    (1)  Metric Capital Corporation (California)
                    (2)  Metric Assignor, Inc. (California)
                    (3)  Metric Institutional Realty Advisors, Inc. (California)
                    (4)  Metric Institutional Realty Advisors, L.P.
                         (California).
                         Metric Realty holds a 99% limited partnership interest and Metric Institutional Realty Advisors, Inc. holds a 1%
                         interest as general partner in Metric Institutional Realty Advisors, L.P.
                    (5) Metric Realty Services, Inc. (Delaware) Metric Holdings Inc. and Metric Realty Corp. each hold 50% of the common stock of Metric Realty Services, Inc.
                    (6) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   MetLife Real Estate Advisors, Inc. (California)

     9.   MetLife HealthCare Holdings, Inc. (Delaware)

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Metropolitan Life Holdings Limited (Ontario, Canada)

     1.   Metropolitan Life Financial Services Limited (Ontario, Canada)

     2.   Metropolitan Life Financial Management Limited (Ontario, Canada)

          a.   Metropolitan Life Insurance Company of Canada (Canada)
          b.   Metropolitan Life Operations Limited (Canada)

     3.   Morguard Investments Limited (Ontario, Canada)
          Shares of Morguard Investments Limited ("Morguard") are held by Metropolitan Life Holdings Limited (80%) and by employees of Morguard (20%).
     4.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)
     5.   167080 Canada, Inc. (Canada)

          a.   446068 B.C. Ltd. (British Columbia, Canada)

H.   MetLife (UK) Limited (Great Britain)

     1.   Albany Life Assurance Company Limited (Great Britain)

          a.   Albany Pension Managers and Trustees Limited (Great Britain)

     2.   Albany Home Loans Limited (Great Britain)
     3.   ACFC Corporate Finance Limited (Great Britain)
     4.   Metropolitan Unit Trust Managers Limited (Great Britain)
     5.   Albany International Assurance Limited (Isle of Man)
     6.   MetLife Group Services Limited (Great Britain)

I. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

J. Kolon-Met Life Insurance Company (Korea). Shares of Kolon-MetLife Insurance Company are held by Metropolitan (51%) and by an entity (49%) unaffiliated with Metropolitan.

K.   Metropolitan Life Seguros de Vida S.A. (Argentina)

L. Genesis Seguros de Retiro S.A. (Argentina). Shares of Genesis Seguros de Retiro S.A. are held by Metropolitan (39%) and by an entity (61%) unaffiliated with Metropolitan.

M.   2945835 Canada Inc. (Canada)

N.   Metropolitan Marine Way Investments Limited (British Columbia, Canada)

O.   Met Life Holdings Luxembourg (Luxembourg)

P.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

Q.   MetLife International Holdings, Inc. (Delaware)

R.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

S.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   Cross & Brown Residentials, Inc. (New York)
          b.   Cross & Brown Company of Florida, Inc. (Florida)
          c.   Cross & Brown Associates of New York, Inc. (New York)
          d.   Cross & Brown Associates of New Jersey, Inc. (New Jersey)
          e.   Subrown Corp. (New York)
          f.   Cross & Brown Construction Corp. (New York)
          g.   CBNJ, Inc. (New Jersey)
          h.   Cross & Brown of Connecticut, Inc. (Connecticut)

T.   MetPark Funding, Inc. (Delaware)

U.   2154 Trading Corporation (New York)

V.   Transmountain Land & Livestock Company (Montana)

W.   Met West Agribusiness, Inc. (Delaware)

X.   Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

 Z.  Nebraska Farms, Inc. (Nebraska)

AA.  Met Farm and Ranch Properties, Inc. (Delaware)

AB.  City Trust Services, National Association (United States)

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly-owned by Metropolitan, having been acquired by a wholly-owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4)  Metropolitan Structures is a general partnership in which Metropolitan owns
a 50% interest.   Metropolitan Structures owns 100% of the common stock of
Cicero/Cermak Corporation, an Illinois corporation, which owns and manages a shopping center in Illinois. Metropolitan Structures, Inc., an Illinois corporation, is a property manager. Metropolitan Structures, Inc. is wholly-owned by Metropolitan Structures. Metropolitan Structures, Inc. is the sole general partner of MS Management Services, L.P., an Illinois limited partnership in which Metropolitan has a 49.5% interest as a limited partner.

5) Metropolitan Structures West, Inc. (doing business as MS Management Services), a California corporation, is a property manager in California. Metropolitan owns 50% of the capital stock of Metropolitan Structures West, Inc.

6) Seguros Genesis, S.A. (Mexico), is a Mexican insurer in which Metropolitan and two of its subsidiaries collectively own a 24.5% interest and have the right to designate 2 of the 9 members of the Board of Directors.

7) Interbroker, Correduria de Reaseguros, S.A., is a Spanish insurance brokerage company in which Santander Met, S.A., a subsidiary of Metropolitan in which Metropolitan owns a 50% interest, owns a 50% interest and has the right to designate 2 of the 4 members of the Board of Directors.

8) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

9) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

10) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly-owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest therein. The MILPs have various ownership interests in certain companies. The various MILPs own, directly or indirectly, more than 50% of the common stock of the following companies: Coating Technologies International, Inc., Dan River, Inc.; Igloo Holdings, Inc. and its subsidiary, Igloo Products Corporation; Blodgett Holdings, Inc., and its subsidiaries, GS Blodgett Corporation, GS Blodgett International Ltd., GS Blodgett Inc., Pitco Frialator, Inc., Frialator International Limited, Magikitch'n, Inc., and Cloverleaf Properties, Inc.; and Briggs Holdings, Inc., and its subsidiary, Briggs Plumbing Products, Inc.

ITEM 27. NUMBER OF CONTRACTOWNERS.

  As of      , 1996:

                                                   NUMBER OF
            TITLE OF CLASS                          HOLDERS
            --------------                         ---------
           Contract holders
            Qualified.............................
            Non-Qualified.........................

ITEM 28. INDEMNIFICATION

    UNDERTAKING PURSUANT TO RULE 484(b)(1) UNDER THE SECURITIES ACT OF 1933

  Metropolitan Life Insurance Company has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan Life Insurance Company pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

  (a) The principal underwriter of the registrant is Metropolitan Life Insurance Company. Metropolitan Life acts in the following capacities with respect to the following investment companies:

    Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter)
    Metropolitan Series Fund, Inc. (principal underwriter and investment adviser)

  (b) See response to Item 25 above.

  (c)

              (1)                                      (2)
 NAME OF PRINCIPAL UNDERWRITER      NET UNDERWRITING DISCOUNTS AND COMMISSIONS
 -----------------------------      ------------------------------------------
Metropolitan Life Insurance Com-
              pany                                     N/A
              (3)
 COMPENSATION ON REDEMPTION OR                         (4)
         ANNUITIZATION                        BROKERAGE COMMISSIONS
 -----------------------------                ---------------------
                                                       N/A
              (5)
          COMPENSATION
          ------------
              N/A

ITEM 30. LOCATION OF ACCOUNT AND RECORDS.
  Metropolitan Life Insurance Company
  One Madison Avenue
  New York, N.Y. 10010

ITEM 31. MANAGEMENT SERVICES.

  Not Applicable

ITEM 32. UNDERTAKINGS.

  (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

  (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

  (d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a)-(d) of Rule 6c-7 have been complied with.

  (e) The undersigned registrant represents that for its TSA Contracts it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-(4) of such letter.

                                   SIGNATURES

  AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK ON THIS 27TH DAY OF FEBRUARY, 1996.

                                          Metropolitan Life Separate Account E
                                                     (REGISTRANT)

                                          by:   Metropolitan Life Insurance
                                                          Company
                                                       (DEPOSITOR)

                                                 /s/ Richard M. Blackwell
                                          by:__________________________________
                                                  (RICHARD M. BLACKWELL)
                                             SENIOR VICE-PRESIDENT AND GENERAL
                                                          COUNSEL


                                          Metropolitan Life Insurance Company
                                                     (DEPOSITOR)

                                                 /s/ Richard M. Blackwell
                                          by:__________________________________
                                                  (RICHARD M. BLACKWELL)
                                             SENIOR VICE-PRESIDENT AND GENERAL
                                                          COUNSEL

                                   SIGNATURES

  AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.

              SIGNATURE                       TITLE                  DATE
              ---------                       -----                  ----

 *----------------------------------   Chairman of the Board,
           HARRY P. KAMEN               President, Chief
                                        Executive Officer and
                                        Director

 *----------------------------------   Vice-Chairman and
      THEODOSSIOS ATHANASSIADES         Director

                                       Senior Vice-President
 *----------------------------------    and Controller
         FREDERICK P. HAUSER            (Principal Accounting
                                        Officer)

                                       Director
 *----------------------------------
         CURTIS H. BARNETTE

                                       Director
 *----------------------------------
          JOAN GANZ COONEY

                                       Director
 *----------------------------------
           JOHN J. CREEDON


*By  /s/ Richard G. Mandel, Esq.                               February 27, 1996
  ----------------------------------
        RICHARD G. MANDEL, ESQ.
           ATTORNEY-IN-FACT

              SIGNATURE                         TITLE                DATE
              ---------                         -----                ----

                                              Director
 *----------------------------------
          JAMES R. HOUGHTON

                                              Director
 *----------------------------------
          HELENE L. KAPLAN

                                              Director
 *----------------------------------
         RICHARD J. MAHONEY

                                              Director
 *----------------------------------
           ALLEN E. MURRAY

                                              Director
 *----------------------------------
         JOHN J. PHELAN, JR.

                                              Director
 *----------------------------------
          JOHN B. M. PLACE

                                              Director
  ----------------------------------
            HUGH B. PRICE

 *                                            Director
  ----------------------------------
        RUTH J. SIMMONS

                                              Director
 *----------------------------------
          WILLIAM S. SNEATH

                                              Director
 *----------------------------------
          JOHN R. STAFFORD

                                              Director
 *----------------------------------
         ROBERT G. SCHWARTZ

*By  /s/ Richard G. Mandel, Esq.                               February 27, 1996
     ----------------------------------
          RICHARD G. MANDEL, ESQ.
             ATTORNEY-IN-FACT

                               EXHIBIT INDEX

  (B) EXHIBITS

 EXHIBIT NO.                                  DESCRIPTION                                PAGE NO.
 -----------                                  -----------                                --------
(1)             --Resolution of the Board of Directors of Metropolitan Life establishing
                  Separate Account E./25/
(2)             --Not applicable.
(3)(a)          --Not applicable.
   (b)          --Form of Selected Broker Agreement./25/
   (c)          --Participation Agreement--Calvert/16/
   (d)          --Participation Agreements--Fidelity Distributors Corp./18/
(4)(a)          --Amended Form of IRC Section 401 Group Annuity Contract
                  (VestMet)./13/
   (a)(i)       --Form of IRC Section 401 Group Annuity Contract (Preference Plus)
                  (Version 2)./15/
   (a)(ii)      --Form of IRC Section 401 Group Annuity Contract (Preference Plus)
                  (Allocated and Unallocated)./16/,/18/,/19/,/20/,/22/
   (a)(iii)     --Form IRC Section 401 Individual Annuity Contract (Preference
                  Plus)./22/
   (a)(iv)      --Form IRC Section 401 Group Annuity Contract (Preference Plus)
                  (Oregon)./25/
   (b)          --Amended Form of IRC Section 403(b) Group Annuity Contract
                  (VestMet)./13/
   (b)(i)       --Amended Form of IRC Section 403(b) Group Annuity Contract (Preference
                  Plus)./16/
   (b)(i)(A)    --Form of IRC Section 403(b) Group Annuity Contract (Financial Freedom-
                  LIJ)./20/
   (b)(i)(B)    --Form of IRC Section 403(b) Group Annuity Contract (Enhanced Preference
                  Plus Contract-Montefiore Medical Center, Maimonides Medical Center, The
                  Mount Sinai Hospital)./25/
   (b)(ii)      --Form of Certificate under IRC Section 403(b) Group Annuity Contract
                  (Vest- Met)./13/
   (b)(iii)     --Form of Certificate under IRC Section 403(b) Group Annuity Contract
                  (Preference Plus) (Version 2)./15/
   (b)(iii)(A)  --Form of Certificate under IRC Section 403(b) Group Annuity Contract
                  (Preference Plus) (Versions 1 and 2)./15/
   (b)(iii)(B)  --Amended Form of Certificate under IRC Section 403(b) Group Annuity
                  Contract (Preference Plus) (New York)./16/
   (b)(iii)(C)  --Form of Certificate under IRC Section 403(b) Group Annuity Contract
                  (Financial Freedom Account)/20/
   (b)(iii)(D)  --Forms of Certificate under IRC Section 403(b) Group Annuity Contract
                  (Preference Plus--Enhanced TSA Preference Plus Contract)./20/,/22/
   (b)(iii)(E)  --Amended Form of Certificate under IRC Section 403(b) Group Annuity
                  Contract (Preference Plus)./20/
   (b)(iii)(F)  --Form of Certificate under IRC Section 403(b) Group Annuity Contract
                  (Chapman)./22/
   (b)(iii)(G)  --Form of Certificate under IRC Section 403(b) Group Annuity Contract
                  (Preference Plus, Enhanced Preference Plus, Financial Freedom)
                  (Oregon)./25/
   (b)(iii)(H)  --Form of Endorsement under IRC Section 403(b) Group Annuity Contract
                  (Preference Plus)./25/
   (b)(iii)(I)  --Form of Endorsement under Section 403(b) Group Annuity Contract
                  (Preference Plus, Enhanced Preference Plus, Financial Freedom)./25/
   (b)(iv)      --Form of Texas Rider for Certificate under IRC Section 403(b) Group
                  Annuity Contract (VestMet)./1/

 EXHIBIT NO.                                 DESCRIPTION                                PAGE NO.
 -----------                                 -----------                                --------
    (b)(v)     --Form of Texas Endorsement for Certificate under IRC Section 403(b)
                Group Annuity Contract (Preference Plus)./23/
    (c)        --Form of IRC Section 408 Simplified Employee Pension Contract
                (VestMet)./2/
    (c)(i)(A)  --Form of IRC Section 408 Simplified Employee Pension Contract
                (Preference Plus) (Version 2)./15/
    (c)(i)(B)  --Amended Form of IRC Section 408 Simplified Employee Pension Contract
                (Preference Plus)./16/
    (c)(i)(C)  --Form of IRC Section 408 Simplified Employee Pension Contract
                (Preference Plus) (Oregon)./25/
    (c)(i)     --Form of IRC Section 408 Simplified Employee Pension Contract
                (Illinois, Minnesota) (VestMet)./3/
    (c)(ii)    --Form of IRC Section 408 Simplified Employee Pension Contract
                (Michigan) (VestMet)./3/
    (c)(iii)   --Form of IRC Section 408 Simplified Employee Pension Contract (New
                York) (VestMet)./3/
    (c)(iv)    --Form of IRC Section 408 Simplified Employee Pension Contract (South
                Carolina) (VestMet)./3/
    (c)(v)     --Form of IRC Section 408 Simplified Employee Pension Contract
                (Pennsylvania) (VestMet)./4/
    (c)(vi)    --Form of IRC Section 408 Simplified Employee Pension Contract
                (Washington) (VestMet)./4/
    (c)(vii)   --Information Statement concerning IRC Section 408 Simplified Employee
                Pension Contract (VestMet)./5/
    (d)        --Form of IRC Section 408 Individual Retirement Annuity Contract
                (VestMet)./2/
    (d)(i)(A)  --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Preference Plus) (Version 2)./15/
    (d)(i)(B)  --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Preference Plus).16,22
    (d)(i)(C)  --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Preference Plus) (Oregon)./25/
    (d)(i)     --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                Contract (VestMet)./3/
    (d)(ii)    --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Michigan) (VestMet)./3/
    (d)(iii)   --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Illinois, Minnesota) (VestMet)./3/
    (d)(iv)    --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Michigan) (VestMet)./3/
    (d)(v)     --Form of IRC Section 408 Individual Retirement Annuity Contract (New
                York) (VestMet)./3/
    (d)(vi)    --Form of IRC Section 408 Individual Retirement Annuity Contract (South
                Carolina) (VestMet)./3/
    (d)(vii)   --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Pennsylvania) (VestMet)./4/
    (d)(viii)  --Form of IRC Section 408 Individual Retirement Annuity Contract
                (Washington) (VestMet)./4/
    (d)(ix)    --Information Statement concerning IRC Section 408 Individual Retirement
                Annuity Contract (VestMet)./5/
    (d)(x)     --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                Contract (VestMet)./13/

  EXHIBIT NO.                                   DESCRIPTION                                PAGE NO.
  -----------                                   -----------                                --------
   (d)(xi)        --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                   Contract (Michigan) (VestMet)./13/
   (d)(xii)       --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                   Contract (South Carolina) (VestMet)./13/
   (e)            --Amended Form of IRC Section 408 Group Individual Retirement Annuity
                   Contract (VestMet)./13/
   (e)(1)         --Form of IRC Section 408 Group Individual Retirement Annuity Contract
                   (Preference Plus)./15/
   (e)(i)         --Form of Certificate under IRC Section 408 Group Individual Retirement
                   Annuity Contract (VestMet)./13/
   (e)(i)(A)      --Form of Certificate under IRC Section 408 Group Individual Retirement
                   Annuity Contract (Preference Plus)./20/
   (e)(i)(B)      --Form of Certificate under IRC Section 408 Group Individual Retirement
                   Annuity Contract (Enhanced)./22/,/25/
   (e)(i)(C)      --Form of Certificate under IRC Section 408 Group Individual Retirement
                   Annuity Contract (Oregon)./25/
   (f)            --Amended Form of IRC Section 457 Group Annuity Contract for Public
                   Employee Deferred Compensation Plans (VestMet)./13/
   (f)(i)         --Form of IRC Section 457 Group Annuity Contract for Public Employee
                   Deferred Compensation Plans (Preference Plus) (Version 2)./15/
   (f)(ii)        --Amended Form of IRC Section 457 Group Annuity Contract for Public
                   Employee Deferred Compensation Plans (Preference Plus)./20/
   (f)(iii)       --Form of IRC Section 457 Group Annuity Contract for Public Employee
                   Deferred Compensation Plans (Enhanced Preference Plus)./20/
   (f)(iv)        --Form of IRC Section 457 Group Annuity Contract for Public Employee
                   Deferred Compensation Plans (Financial Freedom)./20/
   (g)            --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                   Contract which Converts Contract into Non-Qualified Status
                   (VestMet)./13/
   (g)(1)         --Form of Non-Qualified Contract (Preference Plus) (Version 2)./15/
   (g)(i)(A)      --Amended Form of Non-Qualified Contract (Preference Plus).16,22
   (g)(i)(B)      --Form of Non-Qualified Contract (Preference Plus) (Oregon)./25/
   (g)(i)         --Information Statement concerning IRC Section 408 Individual Retirement
                   Annuity Contract with Non-Qualified Endorsement (VestMet)./5/
   (g)(ii)        --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                   Contract with Non-Qualified Endorsement (Michigan) (VestMet)./13/
   (g)(iii)       --Form of Endorsement to IRC Section 408 Individual Retirement Annuity
                   Contract with Non-Qualified Endorsement (South Carolina)
                   (VestMet)./13/
   (h)            --Amended Form of Non-Qualified Group Contract (VestMet)./13/
   (h)(1)         --Form of Non-Qualified Group Contract (Preference Plus)./15/
   (h)(i)         --Form of Certificate under Non-Qualified Group Contract
                   (VestMet)./13/
   (h)(i)(A)      --Forms of Certificate under Non-Qualified Group Contract (Preference
                   Plus)./15/,/20/,/22/
   (h)(i)(A)(i)   --Form of Certificate under Non-Qualified Group Contract (Preference
                   Plus-Enhanced Contract; Enhanced Preference Plus)./25/
   (h)(i)(A)(ii)  --Form of Certificate under Non-Qualified Group Contract (Preference
                   Plus-Enhanced Contract; Enhanced Preference Plus) (Oregon)./25/
   (h)(i)(B)      --Form of Non-Qualified Group Contract (Preference Plus)./17/
   (h)(i)(C)      --Form of Non-Qualified Group Contract (Enhanced Preference Plus)./19/
   (h)(i)(D)      --Form of Endorsement Concerning Nursing Home or Terminal Illness./25/

EXHIBIT NO.                                DESCRIPTION                                PAGE NO.
-----------                                -----------                                --------
   (i)       --Endorsement with respect to Individual IRA and Individual Non-
              Qualified Contract concerning Death Benefit Provisions (VestMet)./4/
   (j)       --Specimen of variable retirement annuity contract for Metropolitan
              Variable Account B./6/
   (k)       --Proposed Form of Metropolitan Investment Annuity Program, Form 37-74
              MIAP for Metropolitan Life Variable Account C./7/
   (l)       --Proposed Form of Metropolitan Investment Annuity Program, Form 37-74
              MIAP for Metropolitan Life Variable Account D./8/
   (m)       --Specimen of Flexible-Purchase Variable Annuity Contract for
              Metropolitan Variable Account A./9/
   (n)       --Specimen of Variable Annuity Contract, Forms 37TV-65 and 20SV-65 for
              Metropolitan Variable Account B./10/
   (o)       --Form of Certificate under IRC Section 403(a) Group Annuity Contract
              (Preference Plus)./19/
   (o)(i)    --Forms of Certificate under IRC Section 403(a) Group Annuity Contract
              (Financial Freedom)./20/,/22/
   (o)(ii)   --Form of Certificate under IRC Section 403(a) Group Annuity Contract
              (South Carolina)./22/
   (o)(iii)  --Form of Certificate under IRC Section 403(a) Group Annuity Contract
              (SUNY)./22/
   (o)(iv)   --Form of Certificate under IRC Section 403(a) Group Annuity Contract
              (Oregon)./25/
   (p)       --Form of Single Premium Immediate Income Payment Contract (Preference
              Plus)./20/,/21/
   (q)       --Form of Single Premium Immediate Income Payment Certificate (Enhanced
              Preference Plus and Financial Freedom)./20/,/21/
   (r)       --Endorsements for Single Premium Immediate Income Payment
              Contract./22/
(5)(a)       --Participation Request and Agreement for the IRC Section 401 Group
              Annuity Contract./1/
   (b)       --Enrollment Form with respect to the IRC Section 401 Group Annuity
              Contract./1/
   (b)(i)    --Enrollment Form with respect to the IRC Section 401 Group Annuity
              Contract (Preference Plus) (Allocated)./18/
   (c)       --Participation Request and Agreement for the IRC Section 403(b) Group
              Annuity Contract./1/
   (c)(i)    --Participation Request and Agreement for the IRC Section 403(b) Group
              Annuity Contract (Direct Mail Form)./12/
   (d)       --Enrollment Form with respect to the IRC Section 403(b) Group Contract and the IRC Section 457 Group Annuity Contract./25/
   (d)(i)    --403(b) Tax Deferred Annuity Customer Agreement Acknowledgement./13/
   (d)(ii)   --Enrollment Form with respect to the IRC Section 403(b) Group Annuity
              Contract (Enhanced Preference Plus TSA)./20/
   (d)(iii)  --Enrollment Form with respect to the IRC Section 403(b) Group Annuity
              Contract (FFA-TSA)./20/
   (e)       --Enrollment Form with respect to the IRC Section 403(b) Group Annuity
              Contract and the IRC Section 457 Group Annuity Contract./1/
   (f)       --Application for an IRC Section 408 Simplified Employee Pension, IRA
              and Non-Qualified Contracts (Preference Plus)./25/
   (f)(i)    --Application for Individual IRA and Non-Qualified Contract (Direct Mail
              Form)./12/

EXHIBIT NO.                                DESCRIPTION                                PAGE NO.
-----------                                -----------                                --------
   (g)       --Employer Adoption Request Form./12/
   (g)(i)    --Employer Utilization Request Form./12/
   (g)(ii)   --Enrollment Form for IRC Section 408 Group Individual Retirement
               Account Contract and Non-Qualified Group Contract./12/
   (g)(iii)  --Funding Authorization and Agreement./20/
   (g)(iv)   --Funding Authorization and Agreement (SEP)./20/
   (h)(i)    --Enrollment Form for IRC Section 408 Individual Retirement Annuity, IRC
               Section 408k Simplified Employee Pension and Non-Qualified Income
               Annuity Contract./21/
   (h)(ii)   --Enrollment Form for IRC Sections 403(b), 403(a) and 457 Group Income
               Annuity Contract./21/
   (h)(iii)  --Enrollment Form for Group IRA Rollover Annuity (Preference Plus-
               Enhanced Contract)./25/
   (h)(iv)   --Enrollment Form for Group Non-Qualified Supplemental Savings
               (Preference Plus-Enhanced Contract)./25/
 (6)         --Charter and By-Laws of Metropolitan Life.25
 (6)(a)      --By-Laws Amendment./25/
 (7)         --Not applicable.
 (8)         --Not applicable.
 (9)         --Opinion and consent of counsel as to the legality of the securities being registered./2/
(10)         --Not applicable.
(11)         --Not applicable.
(12)         --Not applicable.
(13)(a)      --Powers of Attorney./14/,/22/,/24/
(13)(b)      --Schedules of Performance. (To be filed by amendment)
(27)         --Financial Data Schedules. (To be filed by amendment).

--------

 1. Filed with initial filing of this Registration Statement on Form S-6 on April 6, 1984.

 2. Filed with Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 on December 19, 1984.

 3. Filed with Post-Effective Amendment No. 1 to this Registration Statement on Form S-6 on April 25, 1985.

 4. Filed with Post-Effective Amendment No. 2 to this Registration Statement on Form S-6 on April 25, 1986.

 5. Filed with Post-Effective Amendment No. 3 to this Registration Statement on Form S-6 on July 25, 1986.

 6. Filed with Post-Effective Amendment No. 16 to Metropolitan Variable Account B Registration Statement under the Securities Act of 1933. IRA Endorsement filed as Exhibit to Form N-1Q, June 30, 1979.

 7. Filed as Exhibit No. 14 to Form N-8B-1 for Metropolitan Life Variable Account C, File No. 811-2017. Amended Metropolitan Investor-Annuity Program Form 37-75 MIAP-Calif. (for use in California only) and Form 37-75 MIAP (for use outside of California), with endorsement, Form R.S. 549 all previously filed as Exhibits 4(a) and 4(b), respectively, to form N-1Q dated January 30, 1976.

 8. Filed as Exhibit No. 14 to Form N-8B-1 for Metropolitan Life Variable Account D, File No. 811-2443. Amended Metropolitan Investor-Annuity Program Form 37-75 MIAP-Calif. (for use in California only) filed as Exhibit No. 4 to Form N-1Q, January 30, 1976.

 9. Filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.

10. Filed as Exhibit No. 3 to Form N-8B-1 for Metropolitan Variable Account B, File No. 811-2017.

11. Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4 on April 9, 1987.

12. Filed with Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 on April 1, 1988.

13. Filed with Post-Effective Amendment No. 7 to this Registration Statement on Form N-4 on April 24, 1989.

14. Powers of attorney for all directors of Metropolitan Life Insurance Company, except George M. Keller, and Frederick P. Hauser, (Principal Accounting Officer) were filed with Post-Effective Amendment No. 6.

15. Filed with Post-Effective Amendment No. 9 to this Registration Statement on Form N-4 on March 1, 1990.

16. Filed with Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 on March 1, 1991.

17. Filed with Post-Effective Amendment No. 12 to this Registration Statement on Form N-4 on April 24, 1991.

18. Filed with Post-Effective Amendment No. 13 to this Registration Statement on Form N-4 on February 28, 1992.

19. Filed with Post-Effective Amendment No. 14 to this Registration Statement on Form N-4 on April 25, 1992.

20. Filed with Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 on April 8, 1993.

21. Filed with Post-Effective Amendment No. 16 to this Registration Statement on Form N-4 on April 27, 1994.

22. Filed with Post-Effective Amendment No. 17 to this Registration Statement on Form N-4 on March 1, 1995.

23. Filed with Post-Effective Amendment No. 18 to this Registration Statement on Form N-4 on April 25, 1995.

24. Power of Attorney for Ruth J. Simmons filed herewith.

25. Filed herewith.